UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 – April 30, 2022

ITEM 1.     REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission
Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$892.50	0.17%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$890.40	0.23%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$886.20	0.45%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$859.90	0.42%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$823.70	0.43%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$909.70	0.44%	$2.08
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$818.30	0.57%	$2.57
Hypothetical 5% Annual Return	$1,000.00	$1,021.97	0.57%	$2.86
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$845.60	0.43%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$922.40	0.27%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$964.00	0.24%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$921.50	0.47%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.46	0.47%	$2.36
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$893.20	0.37%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$877.40	0.29%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$954.70	0.42%	$2.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$902.80	0.30%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$905.40	0.27%	$1.28
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$924.10	0.31%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$905.90	0.36%	$1.70
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$916.90	0.60%	$2.85
Hypothetical 5% Annual Return	$1,000.00	$1,021.82	0.60%	$3.01
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$960.50	0.71%	$3.45
Institutional Class Shares	$1,000.00	$962.00	0.46%	$2.24
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.27	0.71%	$3.56
Institutional Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$911.40	0.39%	$1.85
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$939.10	0.65%	$3.13
Hypothetical 5% Annual Return	$1,000.00	$1,021.57	0.65%	$3.26
Emerging Markets ex China Core Equity Portfolio (5)
Actual Fund Return	$1,000.00	$936.00	0.43%	$1.89

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

(5)

Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (166), then divided by the number of days in the year (365) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 181 day period for the period ended April 30, 2022 to allow for comparability.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022 (March 30, 2022 with respect to the Emerging Markets ex China Core Equity Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.5%
Consumer Discretionary	11.0%
Consumer Staples	9.8%
Energy	6.3%
Financials	17.1%
Health Care	10.5%
Industrials	16.1%
Information Technology	7.1%
Materials	11.3%
Real Estate	1.6%
Utilities	3.7%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	40.1%
Real Estate	59.9%

100.0%

International High Relative Profitability Portfolio
Communication Services	8.9%
Consumer Discretionary	13.7%
Consumer Staples	10.8%
Energy	4.3%
Financials	5.8%
Health Care	13.4%
Industrials	19.1%
Information Technology	9.5%
Materials	11.3%
Real Estate	0.4%
Utilities	2.8%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.9%
Consumer Discretionary	10.6%
Consumer Staples	5.7%
Energy	3.5%
Financials	17.4%
Health Care	5.1%
Industrials	15.7%
Information Technology	12.0%
Materials	16.5%
Real Estate	6.8%
Utilities	2.8%

100.0%

International Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	12.1%
Consumer Staples	8.0%
Energy	7.1%
Financials	15.6%
Health Care	7.3%
Industrials	18.1%
Information Technology	6.7%
Materials	13.5%
Real Estate	2.4%
Utilities	3.5%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.7%
Consumer Discretionary	11.6%
Consumer Staples	5.0%
Energy	9.2%
Financials	21.7%
Health Care	2.4%
Industrials	20.2%
Information Technology	4.0%
Materials	17.9%
Real Estate	3.8%
Utilities	1.5%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	11.7%
Consumer Staples	7.6%
Energy	6.1%
Financials	16.3%
Health Care	6.4%
Industrials	15.6%
Information Technology	10.6%
Materials	13.3%
Real Estate	3.2%
Utilities	3.5%

100.0%

Emerging Markets ex China Core Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	8.2%
Consumer Staples	6.5%
Energy	4.5%
Financials	17.2%
Health Care	4.1%
Industrials	9.1%
Information Technology	24.9%
Materials	15.4%
Real Estate	2.0%
Utilities	2.8%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	11.8%
Consumer Staples	6.4%
Energy	7.4%
Financials	18.9%
Health Care	5.6%
Industrials	18.9%
Information Technology	6.2%
Materials	14.3%
Real Estate	2.7%
Utilities	2.5%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.8%
Consumer Discretionary	10.4%
Consumer Staples	6.2%
Energy	5.0%
Financials	17.1%
Health Care	4.0%
Industrials	9.2%
Information Technology	20.1%
Materials	13.0%
Real Estate	3.7%
Utilities	3.5%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.7%)
AUSTRALIA — (6.7%)
BHP Group Ltd.	697,375	$23,303,081	0.4%
BHP Group Ltd., Sponsored ADR	298,208	19,973,972	0.4%
Commonwealth Bank of Australia	349,116	25,374,978	0.5%
CSL Ltd.	128,582	24,539,889	0.5%
National Australia Bank Ltd.	811,247	18,519,693	0.3%
Other Securities		273,622,986	5.0%

TOTAL AUSTRALIA		385,334,599	7.1%

AUSTRIA — (0.1%)
Other Securities		7,632,552	0.1%

BELGIUM — (0.8%)
Other Securities		44,766,002	0.8%

CANADA — (11.0%)
Bank of Montreal	161,778	17,154,939	0.3%
Canadian Natural Resources Ltd.	352,595	21,815,053	0.4%
Nutrien Ltd.	163,223	16,036,621	0.3%
# Royal Bank of Canada	278,331	28,111,507	0.5%
Royal Bank of Canada	206,240	20,836,427	0.4%
Suncor Energy, Inc.	498,402	17,912,568	0.3%
# Toronto-Dominion Bank	286,785	20,717,348	0.4%
Other Securities		495,219,394	9.2%

TOTAL CANADA		637,803,857	11.8%

CHINA — (0.0%)
Other Security		1,593,976	0.0%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	461,515	52,717,119	1.0%
Novo Nordisk AS, Sponsored ADR	45,587	5,196,918	0.1%
Other Securities		69,411,276	1.3%

TOTAL DENMARK		127,325,313	2.4%

FINLAND — (1.2%)
Other Securities		68,540,811	1.3%

FRANCE — (8.6%)
Air Liquide SA	137,694	23,822,200	0.4%
Airbus SE	172,375	18,870,209	0.4%
Cie de Saint-Gobain	273,090	15,931,568	0.3%
L’Oreal SA	51,173	18,617,242	0.3%
LVMH Moet Hennessy Louis Vuitton SE	80,391	52,023,831	1.0%
# Sanofi	213,213	22,535,523	0.4%
# Schneider Electric SE	116,541	16,720,035	0.3%
# TotalEnergies SE	675,015	33,145,238	0.6%
Other Securities		291,831,668	5.4%

TOTAL FRANCE		493,497,514	9.1%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.3%)
Bayer AG	332,314	$21,889,869	0.4%
Deutsche Telekom AG	1,271,712	23,426,396	0.4%
Mercedes-Benz Group AG	320,152	22,346,983	0.4%
SAP SE	212,517	21,537,737	0.4%
Siemens AG	146,649	18,031,224	0.3%
Other Securities		258,166,513	4.8%

TOTAL GERMANY		365,398,722	6.7%

HONG KONG — (2.1%)
AIA Group Ltd.	3,249,000	31,917,388	0.6%
Other Securities		88,189,034	1.6%

TOTAL HONG KONG		120,106,422	2.2%

IRELAND — (0.6%)
Other Securities		35,225,905	0.7%

ISRAEL — (0.7%)
Other Securities		40,786,995	0.8%

ITALY — (1.9%)
Other Securities		110,221,882	2.0%

JAPAN — (18.9%)
KDDI Corp.	598,000	19,802,585	0.4%
SoftBank Group Corp.	488,876	20,107,584	0.4%
Sony Group Corp.	367,700	31,732,883	0.6%
Tokyo Electron Ltd.	43,700	18,439,058	0.4%
Toyota Motor Corp.	2,420,615	41,474,105	0.8%
Other Securities		962,055,086	17.6%

TOTAL JAPAN		1,093,611,301	20.2%

NETHERLANDS — (3.4%)
ASML Holding NV	30,871	17,520,335	0.3%
ASML Holding NV	74,552	42,030,181	0.8%
Other Securities		137,833,853	2.5%

TOTAL NETHERLANDS		197,384,369	3.6%

NEW ZEALAND — (0.3%)
Other Securities		18,929,224	0.4%

NORWAY — (0.8%)
Other Securities		45,598,567	0.8%

PORTUGAL — (0.2%)
Other Securities		11,635,246	0.2%

SINGAPORE — (0.9%)
Other Securities		51,499,558	1.0%

SPAIN — (2.0%)
Iberdrola SA	2,047,821	23,531,108	0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$89,754,028	1.7%

TOTAL SPAIN		113,285,136	2.1%

SWEDEN — (2.8%)
Other Securities		161,416,686	3.0%

SWITZERLAND — (7.9%)
Nestle SA	835,482	107,855,777	2.0%
Novartis AG	422,743	37,357,478	0.7%
# Roche Holding AG	7,582	3,046,034	0.1%
Roche Holding AG	205,381	76,158,092	1.4%
Other Securities		230,283,550	4.2%

TOTAL SWITZERLAND		454,700,931	8.4%

UNITED KINGDOM — (12.3%)
Anglo American PLC	389,114	17,234,237	0.3%
AstraZeneca PLC	126,555	16,887,661	0.3%
AstraZeneca PLC, Sponsored ADR	326,058	21,650,251	0.4%
BP PLC, Sponsored ADR	637,245	18,301,662	0.3%
British American Tobacco PLC	433,292	18,160,286	0.3%
Diageo PLC, Sponsored ADR	105,239	20,908,885	0.4%
# GlaxoSmithKline PLC, Sponsored ADR	352,222	15,948,612	0.3%
Glencore PLC	2,846,096	17,536,686	0.3%
# HSBC Holdings PLC, Sponsored ADR	551,216	17,093,208	0.3%
# Rio Tinto PLC, Sponsored ADR	267,962	19,057,457	0.4%
Shell PLC, Sponsored ADR	918,709	49,086,622	0.9%
Unilever PLC, Sponsored ADR	406,480	18,803,765	0.4%
Other Securities		461,638,016	8.5%

TOTAL UNITED KINGDOM		712,307,348	13.1%

UNITED STATES — (0.0%)
Other Securities		741,197	0.0%

TOTAL COMMON STOCKS		5,299,344,113	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		23,770,698	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,990,565,371)		5,323,114,811

		Value†
SECURITIES LENDING COLLATERAL — (7.9%)
@§ The DFA Short Term Investment Fund	39,682,906	459,012,169	8.5%

TOTAL INVESTMENTS — (100.0%) (Cost $4,449,556,785)		$5,782,126,980	106.7%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	260	06/17/22	$57,537,364	$53,657,500	$(3,879,864)

Total Futures Contracts			$57,537,364	$53,657,500	$(3,879,864)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,082,802	$365,251,797	—	$385,334,599
Austria	—	7,632,552	—	7,632,552
Belgium	—	44,766,002	—	44,766,002
Canada	634,626,344	3,177,513	—	637,803,857
China	—	1,593,976	—	1,593,976
Denmark	5,196,918	122,128,395	—	127,325,313
Finland	70,197	68,470,614	—	68,540,811
France	2,909,196	490,588,318	—	493,497,514
Germany	12,636,832	352,761,890	—	365,398,722
Hong Kong	195,258	119,911,164	—	120,106,422
Ireland	12,118,921	23,106,984	—	35,225,905
Israel	7,065,516	33,721,479	—	40,786,995
Italy	2,220,810	108,001,072	—	110,221,882
Japan	19,298,385	1,074,312,916	—	1,093,611,301
Netherlands	55,858,443	141,525,926	—	197,384,369
New Zealand	—	18,929,224	—	18,929,224
Norway	154,142	45,444,425	—	45,598,567
Portugal	—	11,635,246	—	11,635,246
Singapore	963,405	50,536,153	—	51,499,558
Spain	3,676,358	109,608,778	—	113,285,136
Sweden	—	161,416,686	—	161,416,686
Switzerland	37,040,471	417,660,460	—	454,700,931
United Kingdom	211,604,812	500,702,536	—	712,307,348
United States	52,930	688,267	—	741,197
Preferred Stocks
Germany	—	23,770,698	—	23,770,698
Securities Lending Collateral	—	459,012,169	—	459,012,169
Futures Contracts**	(3,879,864)	—	—	(3,879,864)

TOTAL	$1,021,891,876	$4,756,355,240	—	$5,778,247,116

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.3%)
AUSTRALIA — (6.7%)
BHP Group Ltd.	4,074,214	$136,141,591	0.5%
BHP Group Ltd., Sponsored ADR	1,283,423	85,963,673	0.3%
Commonwealth Bank of Australia	931,529	67,706,800	0.2%
Fortescue Metals Group Ltd.	5,627,697	85,051,774	0.3%
National Australia Bank Ltd.	2,773,071	63,305,535	0.2%
Other Securities		1,785,564,778	5.6%

TOTAL AUSTRALIA		2,223,734,151	7.1%

AUSTRIA — (0.5%)
Other Securities		157,223,845	0.5%

BELGIUM — (1.1%)
Other Securities		375,459,825	1.2%

CANADA — (11.3%)
Bank of Montreal	931,374	98,762,899	0.3%
Canadian Natural Resources Ltd.	3,046,549	188,489,987	0.6%
Nutrien Ltd.	637,647	62,648,857	0.2%
Royal Bank of Canada	886,501	89,536,843	0.3%
Royal Bank of Canada	1,213,029	122,552,320	0.4%
Suncor Energy, Inc.	2,892,169	103,944,554	0.4%
Tourmaline Oil Corp.	1,289,685	66,419,305	0.2%
Other Securities		3,002,329,236	9.6%

TOTAL CANADA		3,734,684,001	12.0%

CHINA — (0.1%)
Other Securities		26,726,693	0.1%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	891,477	101,830,058	0.3%
Novo Nordisk AS, Sponsored ADR	595,283	67,862,262	0.2%
Other Securities		519,378,908	1.7%

TOTAL DENMARK		689,071,228	2.2%

FINLAND — (1.4%)
Other Securities		479,331,054	1.5%

FRANCE — (7.3%)
# Air Liquide SA	519,420	89,863,954	0.3%
Cie de Saint-Gobain	1,267,517	73,944,610	0.2%
# Cie Generale des Etablissements Michelin SCA	597,484	74,004,318	0.2%
LVMH Moet Hennessy Louis Vuitton SE	248,440	160,774,222	0.5%
Orange SA	7,330,798	87,276,055	0.3%
# TotalEnergies SE	3,093,836	151,916,522	0.5%
# Vinci SA	742,024	72,001,451	0.2%
Other Securities		1,685,270,530	5.5%

TOTAL FRANCE		2,395,051,662	7.7%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.1%)
Bayer AG	1,435,845	$94,580,603	0.3%
Bayerische Motoren Werke AG	951,135	77,675,168	0.3%
Deutsche Telekom AG	6,144,856	113,195,307	0.4%
Mercedes-Benz Group AG	1,688,994	117,893,753	0.4%
Other Securities		1,620,719,362	5.1%

TOTAL GERMANY		2,024,064,193	6.5%

HONG KONG — (2.2%)
AIA Group Ltd.	11,640,800	114,356,396	0.4%
Other Securities		606,642,254	1.9%

TOTAL HONG KONG		720,998,650	2.3%

IRELAND — (0.6%)
Other Securities		205,725,275	0.7%

ISRAEL — (1.1%)
Other Securities		355,305,072	1.2%

ITALY — (2.3%)
# Stellantis NV	6,834,669	91,759,854	0.3%
Other Securities		675,312,290	2.2%

TOTAL ITALY		767,072,144	2.5%

JAPAN — (19.8%)
KDDI Corp.	2,616,600	86,647,898	0.3%
SoftBank Group Corp.	2,671,363	109,873,770	0.4%
Sony Group Corp.	1,141,000	98,469,458	0.3%
Takeda Pharmaceutical Co. Ltd.	2,843,163	82,498,703	0.3%
Toyota Motor Corp.	11,663,570	199,840,176	0.7%
Other Securities		5,945,757,065	18.9%

TOTAL JAPAN		6,523,087,070	20.9%

NETHERLANDS — (3.1%)
ASML Holding NV	127,591	72,412,800	0.2%
ASML Holding NV	182,526	102,902,683	0.3%
Koninklijke Ahold Delhaize NV	3,658,287	107,904,701	0.4%
Other Securities		735,941,613	2.4%

TOTAL NETHERLANDS		1,019,161,797	3.3%

NEW ZEALAND — (0.4%)
Other Securities		132,687,169	0.4%

NORWAY — (0.9%)
Other Securities		313,569,197	1.0%

PORTUGAL — (0.3%)
Other Securities		83,384,816	0.3%

SINGAPORE — (0.9%)
Other Securities		284,687,833	0.9%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.1%)
Iberdrola SA	8,572,108	$98,500,404	0.3%
Repsol SA	4,909,248	73,235,560	0.2%
Telefonica SA	16,134,122	78,486,719	0.3%
Other Securities		446,616,245	1.4%

TOTAL SPAIN		696,838,928	2.2%

SWEDEN — (2.9%)
Other Securities		972,686,842	3.1%

SWITZERLAND — (7.2%)
ABB Ltd.	2,636,415	79,097,562	0.3%
Nestle SA	2,748,677	354,837,916	1.1%
Novartis AG, Sponsored ADR	1,021,093	89,886,817	0.3%
Roche Holding AG	634,350	235,225,680	0.8%
Other Securities		1,612,083,129	5.1%

TOTAL SWITZERLAND		2,371,131,104	7.6%

UNITED KINGDOM — (11.9%)
Anglo American PLC	2,025,352	89,704,810	0.3%
BP PLC, Sponsored ADR	2,665,452	76,551,781	0.3%
Glencore PLC	14,846,113	91,476,764	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	94,154,454	0.3%
# Rio Tinto PLC, Sponsored ADR	1,793,636	127,563,392	0.4%
Shell PLC, Sponsored ADR	3,185,978	170,226,805	0.6%
Vodafone Group PLC	49,455,687	74,873,880	0.3%
Other Securities		3,219,009,402	10.2%

TOTAL UNITED KINGDOM		3,943,561,288	12.7%

UNITED STATES — (0.0%)
Other Securities		2,302,647	0.0%

TOTAL COMMON STOCKS		30,497,546,484	97.9%

PREFERRED STOCKS — (0.5%)
AUSTRALIA — (0.0%)
Other Security		18,393	0.0%

GERMANY — (0.5%)
Volkswagen AG	410,212	63,528,061	0.2%
Other Securities		85,895,376	0.3%

TOTAL GERMANY		149,423,437	0.5%

TOTAL PREFERRED STOCKS		149,441,830	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		41,410	0.0%

CANADA — (0.0%)
Other Securities		291,215	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.0%)
Other Security		$540	0.0%

SWITZERLAND — (0.0%)
Other Security		141,692	0.0%

TOTAL RIGHTS/WARRANTS		474,857	0.0%

TOTAL INVESTMENT SECURITIES (Cost $26,022,132,065)		30,647,463,171

		Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§ The DFA Short Term Investment Fund	205,438,975	2,376,312,624	7.6%

TOTAL INVESTMENTS — (100.0%) (Cost $28,398,236,020)		$33,023,775,795	106.0%

As of April 30, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,437	06/17/22	$305,066,374	$296,560,875	$(8,505,499)

Total Futures Contracts			$305,066,374	$296,560,875	$(8,505,499)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,004,572	$2,125,729,579	—	$2,223,734,151
Austria	60,039	157,163,806	—	157,223,845
Belgium	10,940,816	364,519,009	—	375,459,825
Canada	3,724,787,368	9,896,633	—	3,734,684,001
China	9,916,322	16,810,371	—	26,726,693
Denmark	67,862,262	621,208,966	—	689,071,228
Finland	12,631,485	466,699,569	—	479,331,054
France	27,711,895	2,367,315,915	$23,852	2,395,051,662
Germany	43,562,478	1,980,501,715	—	2,024,064,193
Hong Kong	272,306	720,182,741	543,603	720,998,650
Ireland	40,573,062	165,152,213	—	205,725,275
Israel	39,621,237	315,683,835	—	355,305,072
Italy	12,465,214	754,606,930	—	767,072,144
Japan	130,224,562	6,392,862,508	—	6,523,087,070
Netherlands	176,478,817	842,682,980	—	1,019,161,797
New Zealand	243,508	132,443,661	—	132,687,169
Norway	20,492,774	293,076,423	—	313,569,197
Portugal	335,037	83,049,779	—	83,384,816
Singapore	6,017,571	278,433,958	236,304	284,687,833

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	$6,649,588	$690,189,340	—	$696,838,928
Sweden	4,412,029	968,274,813	—	972,686,842
Switzerland	135,983,454	2,235,147,650	—	2,371,131,104
United Kingdom	778,562,593	3,164,998,558	$137	3,943,561,288
United States	1,740,418	562,229	—	2,302,647
Preferred Stocks
Australia	—	18,393	—	18,393
Germany	—	149,423,437	—	149,423,437
Rights/Warrants
Australia	—	41,410	—	41,410
Canada	—	291,215	—	291,215
Hong Kong	—	540	—	540
Switzerland	—	141,692	—	141,692
Securities Lending Collateral	—	2,376,312,624	—	2,376,312,624
Futures Contracts**	(8,505,499)	—	—	(8,505,499)

TOTAL	$5,341,043,908	$27,673,422,492	$803,896^	$33,015,270,296

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of
DFA Investment Dimensions Group Inc.	1,276,443	$52,142,703
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		10,485,292
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		10,453,076
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		5,633,178
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		3,278,567
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		3,051,887
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		2,940,126

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $82,502,365)		$87,984,829

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$87,984,829	—	—	$87,984,829

TOTAL	$87,984,829	—	—	$87,984,829

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$4,570,727,936
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,419,991,703
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,455,212,223
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		1,295,420,205
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,277,046,437

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,018,398,504

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $109,955,736)	109,955,736	109,955,736

TOTAL INVESTMENTS — (100.0%) (Cost $10,155,063,224)		$11,128,354,240

As of April 30, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	473	06/17/22	$105,958,447	$97,615,375	$(8,343,072)

Total Futures Contracts			$105,958,447	$97,615,375	$(8,343,072)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,018,398,504	—	—	$11,018,398,504
Temporary Cash Investments	109,955,736	—	—	109,955,736
Futures Contracts**	(8,343,072)	—	—	(8,343,072)

TOTAL	$11,120,011,168	—	—	$11,120,011,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$308,407,426

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$308,407,426

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$340,209,740

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$340,209,740

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$24,366,077

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$24,366,077

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$786,293,025

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$786,293,025

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.5%)
AUSTRALIA — (19.9%)
Charter Hall Group	5,288,420	$56,836,802	1.0%
Dexus	12,004,936	93,861,414	1.7%
Goodman Group	19,581,099	325,905,626	5.8%
GPT Group	21,196,642	75,351,606	1.3%
††^ GPT Group	38,018,670	126,252	0.0%
Mirvac Group	44,106,555	74,544,057	1.3%
Scentre Group	58,796,066	122,502,232	2.2%
Stockland	27,192,183	78,705,797	1.4%
Vicinity Centres	43,940,343	57,333,981	1.0%
Other Securities		277,910,641	5.0%

TOTAL AUSTRALIA		1,163,078,408	20.7%

BELGIUM — (3.8%)
Aedifica SA	402,630	47,724,888	0.9%
# Cofinimmo SA	336,838	45,232,345	0.8%
Warehouses De Pauw CVA	1,571,756	60,465,725	1.1%
Other Securities		70,776,106	1.2%

TOTAL BELGIUM		224,199,064	4.0%

CANADA — (5.7%)
# Canadian Apartment Properties REIT	959,302	37,576,053	0.7%
# RioCan Real Estate Investment Trust	1,732,355	32,364,084	0.6%
Other Securities		264,344,080	4.7%

TOTAL CANADA		334,284,217	6.0%

CHINA — (0.2%)
Other Securities		12,286,449	0.2%

FRANCE — (3.5%)
# Covivio	566,044	40,312,311	0.7%
Gecina SA	505,513	56,945,096	1.0%
# Klepierre SA	2,241,804	53,659,032	1.0%
Other Securities		52,318,298	0.9%

TOTAL FRANCE		203,234,737	3.6%

GERMANY — (0.2%)
Other Security		11,220,959	0.2%

HONG KONG — (4.2%)
Link REIT	23,641,227	204,207,776	3.7%
Other Securities		39,428,018	0.7%

TOTAL HONG KONG		243,635,794	4.4%

IRELAND — (0.4%)
Other Securities		21,913,704	0.4%

ITALY — (0.1%)
Other Securities		5,288,160	0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (22.1%)
Advance Residence Investment Corp.	15,077	$41,286,992	0.7%
Daiwa House REIT Investment Corp.	25,191	61,314,933	1.1%
GLP J-Reit	48,304	65,180,189	1.2%
Industrial & Infrastructure Fund Investment Corp.	21,470	30,806,973	0.5%
Japan Metropolitan Fund Invest	78,657	62,518,828	1.1%
Japan Prime Realty Investment Corp.	9,547	28,963,282	0.5%
Japan Real Estate Investment Corp.	14,810	71,678,272	1.3%
Nippon Building Fund, Inc.	17,157	89,067,195	1.6%
Nippon Prologis REIT, Inc.	25,193	69,728,373	1.2%
# Nomura Real Estate Master Fund, Inc.	49,331	61,936,993	1.1%
Orix JREIT, Inc.	29,832	40,324,532	0.7%
United Urban Investment Corp.	33,657	36,825,319	0.7%
Other Securities		633,541,067	11.3%

TOTAL JAPAN		1,293,172,948	23.0%

MALAYSIA — (0.4%)
Other Securities		25,325,944	0.5%

MEXICO — (1.5%)
Fibra Uno Administracion SA de CV	34,097,698	37,261,591	0.7%
Other Securities		49,077,300	0.9%

TOTAL MEXICO		86,338,891	1.6%

NETHERLANDS — (2.4%)
#* Unibail-Rodamco-Westfield	6,567,037	23,264,579	0.4%
* Unibail-Rodamco-Westfield	1,117,588	78,873,677	1.4%
Other Securities		38,461,727	0.7%

TOTAL NETHERLANDS		140,599,983	2.5%

NEW ZEALAND — (1.2%)
Other Securities		73,135,945	1.3%

SINGAPORE — (9.9%)
# Ascendas Real Estate Investment Trust	37,326,780	76,799,077	1.4%
CapitaLand Integrated Commercial Trust	56,051,711	93,919,760	1.7%
Frasers Logistics & Commercial Trust	30,135,033	31,381,400	0.6%
Mapletree Commercial Trust	23,930,406	32,184,514	0.6%
Mapletree Industrial Trust	21,943,390	41,233,406	0.7%
Mapletree Logistics Trust	37,016,047	47,540,494	0.8%
Suntec Real Estate Investment Trust	22,025,700	29,097,432	0.5%
Other Securities		226,824,949	4.0%

TOTAL SINGAPORE		578,981,032	10.3%

SOUTH AFRICA — (1.8%)
Growthpoint Properties Ltd.	39,877,939	35,654,107	0.6%
Other Securities		71,629,689	1.3%

TOTAL SOUTH AFRICA		107,283,796	1.9%

SOUTH KOREA — (0.2%)
Other Securities		12,380,113	0.2%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.4%)
Inmobiliaria Colonial Socimi SA	3,480,242	$28,939,540	0.5%
Merlin Properties Socimi SA	4,203,370	45,663,966	0.8%
Other Security		5,085,718	0.1%

TOTAL SPAIN		79,689,224	1.4%

TAIWAN — (0.3%)
Other Securities		16,070,050	0.3%

TURKEY — (0.3%)
Other Securities		17,164,413	0.3%

UNITED KINGDOM — (15.0%)
Big Yellow Group PLC	2,149,302	38,842,119	0.7%
British Land Co. PLC	10,163,606	65,468,008	1.2%
Derwent London PLC	1,170,093	44,395,576	0.8%
Land Securities Group PLC	8,241,026	77,289,031	1.4%
LondonMetric Property PLC	11,872,399	40,127,174	0.7%
Safestore Holdings PLC	2,696,795	42,425,340	0.8%
Segro PLC	14,167,739	237,197,741	4.2%
Tritax Big Box REIT PLC	22,688,632	69,260,867	1.2%
UNITE Group PLC	3,953,553	55,983,148	1.0%
Other Securities		205,307,516	3.6%

TOTAL UNITED KINGDOM		876,296,520	15.6%

TOTAL COMMON STOCKS (Cost $5,217,110,749)		5,525,580,351	98.5%

TOTAL INVESTMENT SECURITIES (Cost $5,217,110,749)		5,525,580,351

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	27,835,352	321,971,513	5.7%

TOTAL INVESTMENTS — (100.0%) (Cost $5,539,093,551)		$5,847,551,864	104.2%

As of April 30, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	220	06/17/22	$48,627,313	$45,402,500	$(3,224,813)

Total Futures Contracts			$48,627,313	$45,402,500	$(3,224,813)

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$541,304	$1,162,410,852	$126,252	$1,163,078,408
Belgium	—	224,199,064	—	224,199,064
Canada	334,284,217	—	—	334,284,217
China	—	12,286,449	—	12,286,449
France	—	203,234,737	—	203,234,737
Germany	—	11,220,959	—	11,220,959
Hong Kong	—	243,635,794	—	243,635,794
Ireland	—	21,913,704	—	21,913,704
Italy	—	5,288,160	—	5,288,160
Japan	—	1,293,172,948	—	1,293,172,948
Malaysia	—	25,325,944	—	25,325,944
Mexico	86,338,891	—	—	86,338,891
Netherlands	—	140,599,983	—	140,599,983
New Zealand	—	73,135,945	—	73,135,945
Singapore	—	578,981,032	—	578,981,032
South Africa	—	107,283,796	—	107,283,796
South Korea	—	12,380,113	—	12,380,113
Spain	—	79,689,224	—	79,689,224
Taiwan	—	16,070,050	—	16,070,050
Turkey	—	17,164,413	—	17,164,413
United Kingdom	—	876,296,520	—	876,296,520
Securities Lending Collateral	—	321,971,513	—	321,971,513
Futures Contracts**	(3,224,813)	—	—	(3,224,813)

TOTAL	$417,939,599	$5,426,261,200	$126,252^	$5,844,327,051

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (59.4%)
UNITED STATES — (59.4%)
	Alexandria Real Estate Equities, Inc.	636,760	$115,992,202	1.2%
	American Campus Communities, Inc.	593,164	38,359,916	0.4%
	American Homes 4 Rent, Class A	1,300,054	51,495,155	0.5%
	American Tower Corp.	1,930,005	465,169,805	4.7%
	Apartment Income REIT Corp.	668,532	32,871,721	0.3%
	AvalonBay Communities, Inc.	595,358	135,432,038	1.4%
#	Boston Properties, Inc.	631,669	74,284,274	0.7%
	Brixmor Property Group, Inc.	1,267,435	32,167,500	0.3%
	Camden Property Trust	432,559	67,864,182	0.7%
	Crown Castle International Corp.	1,842,366	341,224,607	3.4%
	CubeSmart	880,437	41,829,562	0.4%
	Digital Realty Trust, Inc.	1,175,092	171,704,414	1.7%
	Duke Realty Corp.	1,606,695	87,966,551	0.9%
	EastGroup Properties, Inc.	172,932	32,424,750	0.3%
	Equinix, Inc.	385,201	276,990,335	2.8%
	Equity LifeStyle Properties, Inc.	734,982	56,799,409	0.6%
	Equity Residential	1,579,900	128,761,850	1.3%
	Essex Property Trust, Inc.	277,372	91,330,278	0.9%
	Extra Space Storage, Inc.	565,224	107,392,560	1.1%
	Federal Realty Investment Trust	306,103	35,832,417	0.4%
	First Industrial Realty Trust, Inc.	559,467	32,449,086	0.3%
	Gaming & Leisure Properties, Inc.	979,486	43,469,589	0.4%
	Healthcare Trust of America, Inc., Class A	939,748	28,624,724	0.3%
	Healthpeak Properties, Inc.	2,298,884	75,426,384	0.8%
	Host Hotels & Resorts, Inc.	2,986,477	60,774,807	0.6%
	Invitation Homes, Inc.	2,560,205	101,947,358	1.0%
#	Iron Mountain, Inc.	1,208,818	64,949,791	0.7%
	Kilroy Realty Corp.	447,004	31,290,280	0.3%
	Kimco Realty Corp.	2,552,009	64,642,396	0.7%
	Lamar Advertising Co., Class A	364,052	40,194,981	0.4%
	Life Storage, Inc.	336,205	44,543,734	0.4%
	Medical Properties Trust, Inc.	2,495,489	45,892,043	0.5%
	Mid-America Apartment Communities, Inc.	488,169	96,012,985	1.0%
	National Retail Properties, Inc.	748,456	32,812,311	0.3%
	Prologis, Inc.	3,147,758	504,554,062	5.1%
	Public Storage	668,747	248,439,510	2.5%
	Realty Income Corp.	2,452,274	170,089,705	1.7%
	Regency Centers Corp.	682,674	46,988,424	0.5%
	Rexford Industrial Realty, Inc.	636,647	49,683,932	0.5%
	SBA Communications Corp.	465,813	161,688,350	1.6%
	Simon Property Group, Inc.	1,437,329	169,604,822	1.7%
	STORE Capital Corp.	1,063,612	30,238,489	0.3%
	Sun Communities, Inc.	485,357	85,214,128	0.9%
	UDR, Inc.	1,330,028	70,770,790	0.7%
	Ventas, Inc.	1,683,187	93,501,058	0.9%
#	VICI Properties, Inc.	2,650,567	79,013,388	0.8%
#	Welltower, Inc.	1,874,206	170,196,647	1.7%
	WP Carey, Inc.	778,943	62,915,226	0.6%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$867,448,315	8.6%

TOTAL UNITED STATES		5,959,270,841	59.8%

TOTAL COMMON STOCKS		5,959,270,841	59.8%

		Value†
AFFILIATED INVESTMENT COMPANIES — (39.8%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	803,070,109	3,453,201,471	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	11,467,258	539,649,144	5.4%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,992,850,615	40.1%

TOTAL INVESTMENT SECURITIES (Cost $8,352,517,555)		9,952,121,456

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	7,260,936	83,987,252	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $8,436,502,348)		$10,036,108,708	100.7%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,959,169,989	$100,852	—	$5,959,270,841
Affiliated Investment Companies	3,992,850,615	—	—	3,992,850,615
Securities Lending Collateral	—	83,987,252	—	83,987,252

TOTAL	$9,952,020,604	$84,088,104	—	$10,036,108,708

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (7.1%)
	Downer EDI Ltd.	10,953,330	$42,378,480	0.4%
	Sims Ltd.	2,944,653	42,576,427	0.4%
	Whitehaven Coal Ltd.	12,373,145	42,489,936	0.4%
	Other Securities		709,608,331	6.0%

TOTAL AUSTRALIA			837,053,174	7.2%

AUSTRIA — (0.7%)
	Other Securities		86,708,062	0.8%

BELGIUM — (1.7%)
	Ackermans & van Haaren NV	309,639	55,201,252	0.5%
#	Euronav NV	3,409,575	39,424,267	0.3%
	Other Securities		103,542,829	0.9%

TOTAL BELGIUM			198,168,348	1.7%

CANADA — (12.1%)
#	Alamos Gold, Inc., Class A	7,369,633	57,252,121	0.5%
#	Birchcliff Energy Ltd.	5,486,552	40,146,023	0.4%
#	Canadian Western Bank	1,923,567	48,529,021	0.4%
#	Centerra Gold, Inc.	4,783,502	44,273,412	0.4%
#	Crescent Point Energy Corp.	6,629,597	45,929,563	0.4%
	Linamar Corp.	965,007	38,220,181	0.3%
#*	MEG Energy Corp.	5,053,207	75,917,094	0.7%
#	Whitecap Resources, Inc.	6,696,779	54,892,057	0.5%
#	Yamana Gold, Inc.	12,479,727	68,875,775	0.6%
	Other Securities		960,768,464	8.2%

TOTAL CANADA			1,434,803,711	12.4%

CHINA — (0.1%)
	Other Securities		17,175,965	0.1%

DENMARK — (2.7%)
*	Jyske Bank AS	1,221,831	67,560,072	0.6%
	Sydbank AS	1,542,083	53,005,794	0.5%
	Other Securities		203,436,503	1.7%

TOTAL DENMARK			324,002,369	2.8%

FINLAND — (2.1%)
#	Metsa Board Oyj, Class B	3,895,732	41,983,529	0.4%
#	TietoEVRY Oyj	1,526,296	38,290,540	0.3%
	Other Securities		165,018,667	1.4%

TOTAL FINLAND			245,292,736	2.1%

FRANCE — (4.1%)
*	Elis SA	3,198,338	45,868,155	0.4%
*	Rexel SA	2,278,807	46,680,586	0.4%
#	SCOR SE	1,620,333	45,813,000	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$343,117,957	3.0%

TOTAL FRANCE		481,479,698	4.2%

GERMANY — (7.0%)
Aareal Bank AG	1,191,446	40,597,048	0.4%
Aurubis AG	1,012,874	115,102,377	1.0%
Freenet AG	1,988,277	55,012,098	0.5%
* K+S AG	3,675,240	123,443,902	1.1%
# Lanxess AG	1,300,909	50,288,020	0.4%
Rheinmetall AG	304,136	68,559,575	0.6%
Other Securities		369,213,023	3.1%

TOTAL GERMANY		822,216,043	7.1%

GREECE — (0.0%)
Other Securities		1,812	0.0%

HONG KONG — (2.4%)
Other Securities		286,916,040	2.5%

IRELAND — (0.3%)
Other Securities		40,469,774	0.4%

ISRAEL — (1.5%)
Other Securities		177,243,388	1.5%

ITALY — (4.1%)
A2A SpA	22,526,442	38,487,718	0.3%
# Banco BPM SpA	25,704,843	80,988,158	0.7%
* Leonardo SpA	4,461,365	45,913,637	0.4%
Unipol Gruppo SpA	10,437,854	56,913,641	0.5%
Other Securities		257,348,348	2.2%

TOTAL ITALY		479,651,502	4.1%

JAPAN — (21.8%)
Other Securities		2,575,539,421	22.2%

NETHERLANDS — (2.8%)
APERAM SA	1,155,198	44,587,726	0.4%
ASR Nederland NV	2,841,742	129,153,413	1.1%
Boskalis Westminster	1,096,676	38,087,877	0.3%
# SBM Offshore NV	4,336,093	62,834,933	0.5%
Other Securities		53,834,397	0.5%

TOTAL NETHERLANDS		328,498,346	2.8%

NEW ZEALAND — (0.3%)
Other Securities		39,368,186	0.3%

NORWAY — (1.1%)
Other Securities		125,007,829	1.1%

PORTUGAL — (0.3%)
Other Securities		35,770,715	0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$103,096,791	0.9%

SPAIN — (2.2%)
Banco de Sabadell SA	55,222,945	42,857,100	0.4%
Bankinter SA	11,495,360	67,648,749	0.6%
Other Securities		153,820,425	1.3%

TOTAL SPAIN		264,326,274	2.3%

SWEDEN — (2.7%)
Other Securities		320,189,744	2.8%

SWITZERLAND — (5.8%)
Allreal Holding AG	289,293	54,567,300	0.5%
Helvetia Holding AG	629,771	80,929,767	0.7%
Siegfried Holding AG	64,599	46,830,359	0.4%
Swiss Prime Site AG	527,115	51,522,583	0.4%
Other Securities		446,898,700	3.9%

TOTAL SWITZERLAND		680,748,709	5.9%

UNITED KINGDOM — (11.7%)
Bellway PLC	1,802,277	54,739,243	0.5%
Close Brothers Group PLC	3,289,003	45,605,030	0.4%
Drax Group PLC	6,216,333	62,820,389	0.5%
Grafton Group PLC	5,475,243	66,312,087	0.6%
Man Group PLC	14,468,398	42,168,541	0.4%
Paragon Banking Group PLC	6,577,529	40,677,095	0.4%
Redrow PLC	6,644,105	43,554,077	0.4%
Travis Perkins PLC	4,464,949	68,101,295	0.6%
Vistry Group PLC	5,253,423	54,809,368	0.5%
Other Securities		899,238,747	7.6%

TOTAL UNITED KINGDOM		1,378,025,872	11.9%

TOTAL COMMON STOCKS		11,281,754,509	97.4%

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Other Securities		17,298,622	0.1%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		69,041	0.0%

SWITZERLAND — (0.0%)
Other Security		378,297	0.0%

TOTAL RIGHTS/WARRANTS		447,338	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,671,899,092)		11,299,500,469

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	44,836,577	$518,624,690	4.5%

TOTAL INVESTMENTS — (100.0%) (Cost $11,190,457,821)		$11,818,125,159	102.0%

As of April 30, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	854	06/17/22	$184,855,611	$176,244,250	$(8,611,361)

Total Futures Contracts			$184,855,611	$176,244,250	$(8,611,361)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$837,053,174	—	$837,053,174
Austria	—	86,708,062	—	86,708,062
Belgium	$1,843,031	196,325,317	—	198,168,348
Canada	1,433,881,752	921,959	—	1,434,803,711
China	12,485,033	4,690,932	—	17,175,965
Denmark	—	324,002,369	—	324,002,369
Finland	—	245,292,736	—	245,292,736
France	—	481,479,698	—	481,479,698
Germany	—	822,216,043	—	822,216,043
Greece	—	—	$1,812	1,812
Hong Kong	—	286,396,893	519,147	286,916,040
Ireland	—	40,469,774	—	40,469,774
Israel	178,844	177,064,544	—	177,243,388
Italy	—	479,651,502	—	479,651,502
Japan	5,005,617	2,570,533,804	—	2,575,539,421
Netherlands	—	328,498,346	—	328,498,346
New Zealand	—	39,368,186	—	39,368,186
Norway	2,641,586	122,366,243	—	125,007,829
Portugal	—	35,770,715	—	35,770,715
Singapore	—	101,949,327	1,147,464	103,096,791
Spain	—	264,326,274	—	264,326,274
Sweden	10,202,251	309,987,493	—	320,189,744
Switzerland	—	680,748,709	—	680,748,709
United Kingdom	—	1,378,025,872	—	1,378,025,872
Preferred Stocks
Germany	—	17,298,622	—	17,298,622
Rights/Warrants
Canada	—	69,041	—	69,041
Switzerland	—	378,297	—	378,297

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$518,624,690	—	$518,624,690
Futures Contracts**	$(8,611,361)	—	—	(8,611,361)

TOTAL	$1,457,626,753	$10,350,218,622	$1,668,423^	$11,809,513,798

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.7%)
AUSTRALIA — (6.6%)
BHP Group Ltd.	178,389	$5,960,944	0.2%
National Australia Bank Ltd.	308,973	7,053,444	0.2%
Santos Ltd.	1,101,699	6,156,371	0.2%
Westpac Banking Corp.	357,485	5,984,295	0.2%
Other Securities		207,151,971	6.1%

TOTAL AUSTRALIA		232,307,025	6.9%

AUSTRIA — (0.6%)
Other Securities		21,384,115	0.6%

BELGIUM — (1.3%)
Other Securities		45,142,857	1.3%

CANADA — (11.3%)
Bank of Nova Scotia	102,743	6,505,687	0.2%
# Canadian Natural Resources Ltd.	99,485	6,155,137	0.2%
Cenovus Energy, Inc.	372,350	6,881,028	0.2%
Fairfax Financial Holdings Ltd.	12,635	6,942,488	0.2%
Magna International, Inc.	140,149	8,446,780	0.3%
Royal Bank of Canada	61,845	6,246,362	0.2%
Suncor Energy, Inc.	242,441	8,713,330	0.3%
# Teck Resources Ltd., Class B	244,859	9,662,136	0.3%
Tourmaline Oil Corp.	207,214	10,671,606	0.3%
West Fraser Timber Co. Ltd.	67,811	5,960,047	0.2%
Other Securities		323,463,171	9.6%

TOTAL CANADA		399,647,772	12.0%

CHINA — (0.1%)
Other Securities		3,194,939	0.1%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	47,591	5,436,141	0.2%
Other Securities		72,026,865	2.1%

TOTAL DENMARK		77,463,006	2.3%

FINLAND — (1.5%)
Other Securities		53,834,911	1.6%

FRANCE — (6.9%)
Arkema SA	51,529	5,871,436	0.2%
# BNP Paribas SA	106,510	5,522,689	0.2%
# Bouygues SA	184,276	6,336,007	0.2%
Cie de Saint-Gobain	105,389	6,148,200	0.2%
Cie Generale des Etablissements Michelin SCA	86,973	10,772,468	0.3%
Engie SA	465,874	5,497,532	0.2%
Orange SA	1,316,569	15,674,276	0.5%
TotalEnergies SE	308,861	15,165,991	0.5%
Other Securities		173,145,238	5.0%

TOTAL FRANCE		244,133,837	7.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (5.9%)
	Allianz SE	36,861	$8,317,098	0.3%
*	Commerzbank AG	883,755	5,769,439	0.2%
Ω	Covestro AG	168,512	7,255,373	0.2%
*	K+S AG	192,423	6,463,101	0.2%
	Mercedes-Benz Group AG	163,910	11,441,109	0.4%
	Other Securities		168,514,911	4.9%

	TOTAL GERMANY		207,761,031	6.2%

	HONG KONG — (2.2%)
	Other Securities		76,156,502	2.3%

	IRELAND — (0.6%)
	Other Securities		19,646,738	0.6%

	ISRAEL — (1.3%)
	Other Securities		46,334,400	1.4%

	ITALY — (2.4%)
	Other Securities		84,707,539	2.5%

	JAPAN — (21.1%)
	ENEOS Holdings, Inc.	2,073,570	7,296,089	0.2%
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,493,538	0.2%
	SoftBank Group Corp.	192,900	7,934,022	0.3%
	Toyota Motor Corp.	430,090	7,369,035	0.2%
	Other Securities		713,367,098	21.3%

	TOTAL JAPAN.		742,459,782	22.2%

	NETHERLANDS — (3.2%)
	Aegon NV	1,281,817	6,645,810	0.2%
	ArcelorMittal SA	227,139	6,641,561	0.2%
	ASR Nederland NV	149,446	6,792,123	0.2%
	Koninklijke Ahold Delhaize NV	350,033	10,324,561	0.3%
	Other Securities		82,164,161	2.5%

	TOTAL NETHERLANDS		112,568,216	3.4%

	NEW ZEALAND — (0.4%)
	Other Securities		15,080,173	0.5%

	NORWAY — (0.9%)
	Other Securities		33,080,629	1.0%

	PORTUGAL — (0.3%)
	Other Securities		10,476,069	0.3%

	SINGAPORE — (0.9%)
	Other Securities		29,936,241	0.9%

	SPAIN — (2.0%)
	Repsol SA	415,110	6,192,560	0.2%
	Other Securities		65,163,610	1.9%

	TOTAL SPAIN		71,356,170	2.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.9%)
Other Securities		$103,329,535	3.1%

SWITZERLAND — (7.1%)
Julius Baer Group Ltd.	127,245	6,080,761	0.2%
Nestle SA	126,847	16,375,196	0.5%
Novartis AG, Sponsored ADR	70,669	6,220,992	0.2%
Swiss Life Holding AG	11,301	6,607,865	0.2%
Swiss Prime Site AG	56,116	5,485,029	0.2%
# Swisscom AG	15,415	9,114,902	0.3%
Vifor Pharma AG	38,547	6,809,267	0.2%
Zurich Insurance Group AG	14,535	6,617,342	0.2%
Other Securities		187,384,358	5.5%

TOTAL SWITZERLAND		250,695,712	7.5%

UNITED KINGDOM — (11.0%)
Aviva PLC	1,051,807	5,643,076	0.2%
BP PLC	1,487,940	7,183,467	0.2%
British American Tobacco PLC	154,373	6,470,135	0.2%
# HSBC Holdings PLC, Sponsored ADR	320,826	9,948,814	0.3%
Shell PLC, Sponsored ADR	311,988	16,669,519	0.5%
Other Securities		343,723,995	10.3%

TOTAL UNITED KINGDOM		389,639,006	11.7%

UNITED STATES — (0.0%)
Other Securities		163,948	0.0%

TOTAL COMMON STOCKS		3,270,500,153	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		13,277,226	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,051	0.0%

CANADA — (0.0%)
Other Securities		146,738	0.0%

HONG KONG — (0.0%)
Other Security		345	0.0%

SWITZERLAND — (0.0%)
Other Security		30,204	0.0%

TOTAL RIGHTS/WARRANTS		180,338	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,850,696,711)		3,283,957,717

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (6.9%)
@§ The DFA Short Term Investment Fund	21,046,989	$243,450,527	7.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,094,116,308)		$3,527,408,244	105.5%

As of April 30, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	06/17/22	$31,793,929	$30,337,125	$(1,456,804)

Total Futures Contracts			$31,793,929	$30,337,125	$(1,456,804)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,782,235	$227,524,790	—	$232,307,025
Austria	—	21,384,115	—	21,384,115
Belgium	2,205,619	42,937,238	—	45,142,857
Canada	398,490,147	1,157,625	—	399,647,772
China	909,439	2,285,500	—	3,194,939
Denmark	—	77,463,006	—	77,463,006
Finland	—	53,834,911	—	53,834,911
France	315,739	243,816,373	$1,725	244,133,837
Germany	6,001,608	201,759,423	—	207,761,031
Hong Kong	61,953	76,008,643	85,906	76,156,502
Ireland	4,921,733	14,725,005	—	19,646,738
Israel	4,852,032	41,482,368	—	46,334,400
Italy	1,389,303	83,318,236	—	84,707,539
Japan	11,479,404	730,980,378	—	742,459,782
Netherlands	14,657,655	97,910,561	—	112,568,216
New Zealand	10,728	15,069,445	—	15,080,173
Norway	289,390	32,791,239	—	33,080,629
Portugal	—	10,476,069	—	10,476,069
Singapore	600,234	29,288,461	47,546	29,936,241
Spain	2,272,544	69,083,626	—	71,356,170
Sweden	791,977	102,537,558	—	103,329,535
Switzerland	18,188,368	232,507,344	—	250,695,712
United Kingdom	50,487,814	339,151,192	—	389,639,006
United States	132,762	31,186	—	163,948
Preferred Stocks
Germany	—	13,277,226	—	13,277,226
Rights/Warrants
Australia	—	3,051	—	3,051
Canada	—	146,738	—	146,738
Hong Kong	—	345	—	345
Switzerland	—	30,204	—	30,204

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$243,450,527	—	$243,450,527
Futures Contracts**	$(1,456,804)	—	—	(1,456,804)

TOTAL	$521,383,880	$3,004,432,383	$135,177^	$3,525,951,440

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.0%)
AUSTRALIA — (7.2%)
BHP Group Ltd.	252,734	$8,445,214	0.4%
BHP Group Ltd.	242,244	8,118,186	0.4%
BHP Group Ltd., Sponsored ADR	439,796	29,457,536	1.4%
CSL Ltd.	89,023	16,990,050	0.8%
Other Securities		92,320,127	4.6%

TOTAL AUSTRALIA		155,331,113	7.6%

AUSTRIA — (0.2%)
Other Securities		3,530,345	0.2%

BELGIUM — (0.6%)
Other Securities		13,970,103	0.7%

CANADA — (10.6%)
Canadian National Railway Co.	103,129	12,128,385	0.6%
Canadian Natural Resources Ltd.	277,342	17,159,150	0.8%
Constellation Software, Inc.	6,141	9,665,126	0.5%
National Bank of Canada	139,276	9,727,041	0.5%
Royal Bank of Canada	185,318	18,717,168	0.9%
Royal Bank of Canada	64,164	6,482,489	0.3%
Suncor Energy, Inc.	277,993	9,991,068	0.5%
Other Securities		145,743,905	7.2%

TOTAL CANADA		229,614,332	11.3%

CHINA — (0.0%)
Other Security		855,821	0.0%

DENMARK — (3.0%)
# Novo Nordisk AS, Class B	490,008	55,971,767	2.8%
Other Securities		9,050,645	0.4%

TOTAL DENMARK		65,022,412	3.2%

FINLAND — (1.0%)
Other Securities		21,058,121	1.0%

FRANCE — (8.6%)
Airbus SE	114,996	12,588,824	0.6%
Kering SA	19,489	10,369,559	0.5%
Legrand SA	117,175	10,383,365	0.5%
LVMH Moet Hennessy Louis Vuitton SE	67,951	43,973,471	2.2%
Orange SA	1,002,889	11,939,791	0.6%
Teleperformance	29,391	10,548,755	0.5%
Other Securities		85,893,403	4.2%

TOTAL FRANCE		185,697,168	9.1%

GERMANY — (6.4%)
Bayer AG	221,721	14,604,993	0.7%
Deutsche Telekom AG	866,133	15,955,165	0.8%
E.ON SE	948,865	9,874,797	0.5%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Mercedes-Benz Group AG	196,327	$13,703,854	0.7%
Other Securities		85,006,222	4.1%

TOTAL GERMANY		139,145,031	6.8%

HONG KONG — (2.1%)
Hong Kong Exchanges & Clearing Ltd.	293,437	12,447,297	0.6%
Other Securities		32,622,851	1.6%

TOTAL HONG KONG		45,070,148	2.2%

IRELAND — (0.5%)
Other Securities		11,296,516	0.6%

ISRAEL — (0.6%)
Other Securities		11,812,765	0.6%

ITALY — (1.9%)
Other Securities		41,822,352	2.0%

JAPAN — (18.2%)
Hitachi Ltd.	264,700	12,553,781	0.6%
KDDI Corp.	492,100	16,295,739	0.8%
Nintendo Co. Ltd.	26,500	12,094,354	0.6%
Recruit Holdings Co. Ltd.	267,200	9,694,441	0.5%
SoftBank Group Corp.	427,500	17,583,175	0.9%
Sony Group Corp.	328,700	28,367,144	1.4%
Tokyo Electron Ltd.	33,900	14,303,983	0.7%
Other Securities		284,939,735	13.9%

TOTAL JAPAN		395,832,352	19.4%

NETHERLANDS — (3.6%)
ASML Holding NV	14,189	8,052,803	0.4%
ASML Holding NV	60,070	33,865,664	1.7%
Koninklijke Ahold Delhaize NV	362,294	10,686,211	0.5%
Wolters Kluwer NV	152,080	15,357,456	0.8%
Other Securities		10,945,538	0.5%

TOTAL NETHERLANDS		78,907,672	3.9%

NEW ZEALAND — (0.2%)
Other Securities		5,160,401	0.3%

NORWAY — (0.8%)
Equinor ASA	304,550	10,293,657	0.5%
Other Securities		7,839,721	0.4%

TOTAL NORWAY		18,133,378	0.9%

PORTUGAL — (0.1%)
Other Securities		2,898,574	0.1%

SINGAPORE — (0.9%)
Other Securities		18,793,357	0.9%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
Iberdrola SA	977,909	$11,236,965	0.6%
Telefonica SA	2,098,862	10,210,210	0.5%
Other Securities		21,845,812	1.0%

TOTAL SPAIN		43,292,987	2.1%

SWEDEN — (2.4%)
Other Securities		52,712,939	2.6%

SWITZERLAND — (8.4%)
Givaudan SA	3,524	14,006,214	0.7%
Nestle SA	144,809	18,693,984	0.9%
Roche Holding AG	8,192	3,291,099	0.2%
Roche Holding AG	183,630	68,092,523	3.3%
Sika AG	36,778	11,234,134	0.6%
Other Securities		67,386,526	3.3%

TOTAL SWITZERLAND		182,704,480	9.0%

UNITED KINGDOM — (13.7%)
Anglo American PLC	335,117	14,842,658	0.7%
Ashtead Group PLC	224,550	11,610,858	0.6%
BAE Systems PLC	1,327,767	12,264,127	0.6%
BT Group PLC	4,496,264	9,970,850	0.5%
Diageo PLC	80,730	4,027,527	0.2%
Diageo PLC, Sponsored ADR	106,135	21,086,902	1.0%
Ferguson PLC	94,077	11,801,910	0.6%
GlaxoSmithKline PLC	1,506,206	33,953,771	1.7%
Imperial Brands PLC	553,895	11,529,618	0.6%
Reckitt Benckiser Group PLC	138,595	10,808,409	0.5%
RELX PLC, Sponsored ADR	334,644	9,855,266	0.5%
Rio Tinto PLC	94,176	6,654,113	0.3%
Rio Tinto PLC, Sponsored ADR	251,488	17,885,827	0.9%
SSE PLC	626,665	14,554,812	0.7%
Unilever PLC	48,760	2,266,858	0.1%
Unilever PLC	62,170	2,885,563	0.1%
Unilever PLC, Sponsored ADR	587,080	27,158,321	1.3%
Other Securities		73,696,045	3.6%

TOTAL UNITED KINGDOM		296,853,435	14.5%

TOTAL COMMON STOCKS		2,019,515,802	99.0%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		11,345,831	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,854,981,030)		2,030,861,633

		Value†
SECURITIES LENDING COLLATERAL— (6.5%)
@§ The DFA Short Term Investment Fund	12,131,990	140,330,728	6.9%

TOTAL INVESTMENTS — (100.0%) (Cost $1,995,310,877)		$2,171,192,361	106.4%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$29,457,536	$125,873,577	—	$155,331,113
Austria	—	3,530,345	—	3,530,345
Belgium	—	13,970,103	—	13,970,103
Canada	229,614,332	—	—	229,614,332
China	—	855,821	—	855,821
Denmark	—	65,022,412	—	65,022,412
Finland	—	21,058,121	—	21,058,121
France	2,285,784	183,411,384	—	185,697,168
Germany	—	139,145,031	—	139,145,031
Hong Kong	—	45,070,148	—	45,070,148
Ireland	3,333,111	7,963,405	—	11,296,516
Israel	1,923,109	9,889,656	—	11,812,765
Italy	3,826,287	37,996,065	—	41,822,352
Japan	—	395,832,352	—	395,832,352
Netherlands	33,865,664	45,042,008	—	78,907,672
New Zealand	—	5,160,401	—	5,160,401
Norway	—	18,133,378	—	18,133,378
Portugal	—	2,898,574	—	2,898,574
Singapore	505,674	18,287,683	—	18,793,357
Spain	—	43,292,987	—	43,292,987
Sweden	—	52,712,939	—	52,712,939
Switzerland	4,532,669	178,171,811	—	182,704,480
United Kingdom	77,179,325	219,674,110	—	296,853,435
Preferred Stocks
Germany	—	11,345,831	—	11,345,831
Securities Lending Collateral	—	140,330,728	—	140,330,728

TOTAL	$386,523,491	$1,784,668,870	—	$2,171,192,361

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company		$122,120,105
Investment in Dimensional Emerging Markets Value Fund		62,209,215
Investment in DFA International Small Cap Value Portfolio of
DFA Investment Dimensions Group Inc.	841,177	16,646,899

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $174,165,645)		$200,976,219

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$200,976,219	—	—	$200,976,219

TOTAL	$200,976,219	—	—	$200,976,219

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.1%)
AUSTRALIA — (4.6%)
BHP Group Ltd.	352,621	$11,782,980	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	6,748,570	0.2%
Commonwealth Bank of Australia	87,813	6,382,557	0.2%
Other Securities		149,007,774	4.1%

TOTAL AUSTRALIA		173,921,881	4.8%

AUSTRIA — (0.3%)
Other Securities		12,139,393	0.3%

BELGIUM — (0.8%)
Other Securities		29,014,659	0.8%

BRAZIL — (1.4%)
Vale SA	628,010	10,579,991	0.3%
Other Securities		42,137,337	1.1%

TOTAL BRAZIL		52,717,328	1.4%

CANADA — (7.6%)
Bank of Montreal	65,266	6,920,807	0.2%
Bank of Nova Scotia	94,722	5,997,797	0.2%
Canadian National Railway Co.	47,248	5,557,310	0.2%
Canadian Natural Resources Ltd.	155,586	9,626,106	0.3%
# Royal Bank of Canada	108,786	10,987,416	0.3%
Royal Bank of Canada	97,598	9,860,326	0.3%
Suncor Energy, Inc.	165,422	5,945,267	0.2%
Toronto-Dominion Bank	89,325	6,452,838	0.2%
Tourmaline Oil Corp.	108,339	5,579,503	0.2%
Other Securities		220,200,926	5.8%

TOTAL CANADA		287,128,296	7.9%

CHILE — (0.1%)
Other Securities		4,905,729	0.1%

CHINA — (8.5%)
China Construction Bank Corp., Class H	10,898,000	7,763,724	0.2%
Ping An Insurance Group Co. of China Ltd., Class H	908,000	5,739,207	0.2%
Tencent Holdings Ltd.	442,200	20,838,624	0.6%
Other Securities		288,924,569	7.9%

TOTAL CHINA		323,266,124	8.9%

COLOMBIA — (0.0%)
Other Securities		1,743,704	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,506,881	0.0%

DENMARK — (1.5%)
Novo Nordisk AS, Class B	142,160	16,238,401	0.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
DENMARK — (Continued)
Other Securities		$40,176,896	1.0%

TOTAL DENMARK		56,415,297	1.5%

EGYPT — (0.0%)
Other Securities		194,501	0.0%

FINLAND — (1.0%)
Other Securities		38,471,334	1.1%

FRANCE — (5.0%)
Air Liquide SA	33,223	5,747,854	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	14,114,015	0.4%
Orange SA	535,579	6,376,280	0.2%
# TotalEnergies SE	176,070	8,645,559	0.3%
# Vinci SA	66,251	6,428,590	0.2%
Other Securities		147,449,377	3.9%

TOTAL FRANCE		188,761,675	5.2%

GERMANY — (4.1%)
Bayer AG	87,779	5,782,094	0.2%
Bayerische Motoren Werke AG	72,976	5,959,641	0.2%
Deutsche Telekom AG	371,759	6,848,228	0.2%
Mercedes-Benz Group AG	116,609	8,139,444	0.2%
Other Securities		128,301,266	3.4%

TOTAL GERMANY		155,030,673	4.2%

GREECE — (0.1%)
Other Securities		2,979,525	0.1%

HONG KONG — (1.4%)
AIA Group Ltd.	608,200	5,974,809	0.2%
Other Securities		47,634,847	1.3%

TOTAL HONG KONG		53,609,656	1.5%

HUNGARY — (0.1%)
Other Securities		2,379,135	0.1%

INDIA — (5.0%)
Infosys Ltd.	301,896	6,120,337	0.2%
Reliance Industries Ltd.	235,961	8,578,394	0.3%
Other Securities		173,702,617	4.7%

TOTAL INDIA		188,401,348	5.2%

INDONESIA — (0.6%)
Other Securities		22,884,601	0.6%

IRELAND — (0.5%)
# CRH PLC, Sponsored ADR	191,724	7,588,436	0.2%
Other Securities		11,599,932	0.3%

TOTAL IRELAND		19,188,368	0.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.8%)
Other Securities		$28,920,049	0.8%

ITALY — (1.6%)
# Stellantis NV	503,996	6,766,472	0.2%
Other Securities		55,945,016	1.5%

TOTAL ITALY		62,711,488	1.7%

JAPAN — (13.2%)
SoftBank Group Corp.	157,844	6,492,161	0.2%
Sony Group Corp.	104,000	8,975,306	0.3%
Toyota Motor Corp.	1,130,315	19,366,485	0.6%
Other Securities		465,830,323	12.6%

TOTAL JAPAN		500,664,275	13.7%

MALAYSIA — (0.5%)
Other Securities		20,319,837	0.6%

MEXICO — (0.7%)
Other Securities		26,973,298	0.7%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	11,619,300	0.3%
Koninklijke Ahold Delhaize NV	272,370	8,033,808	0.2%
Other Securities		59,626,479	1.7%

TOTAL NETHERLANDS		79,279,587	2.2%

NEW ZEALAND — (0.3%)
Other Securities		10,944,940	0.3%

NORWAY — (0.7%)
Other Securities		24,890,153	0.7%

PERU — (0.0%)
Other Securities		300,735	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,861,509	0.2%

POLAND — (0.2%)
Other Securities		9,613,405	0.3%

PORTUGAL — (0.2%)
Other Securities		6,128,768	0.2%

QATAR — (0.2%)
Other Securities		9,340,875	0.3%

SAUDI ARABIA — (1.1%)
Other Securities		41,385,571	1.1%

SINGAPORE — (0.6%)
Other Securities		22,945,978	0.6%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.6%)
Other Securities		$61,850,810	1.7%

SOUTH KOREA — (4.3%)
Samsung Electronics Co. Ltd.	661,530	35,255,279	1.0%
SK Hynix, Inc.	63,826	5,592,951	0.2%
Other Securities		122,456,076	3.3%

TOTAL SOUTH KOREA		163,304,306	4.5%

SPAIN — (1.4%)
Iberdrola SA	591,671	6,798,775	0.2%
Repsol SA	383,180	5,716,232	0.2%
Other Securities		39,011,449	1.0%

TOTAL SPAIN		51,526,456	1.4%

SWEDEN — (1.9%)
Other Securities		73,589,596	2.0%

SWITZERLAND — (5.0%)
Nestle SA	261,500	33,758,101	0.9%
Novartis AG	100,236	8,857,779	0.3%
Roche Holding AG	58,789	21,799,767	0.6%
Other Securities		125,135,491	3.4%

TOTAL SWITZERLAND		189,551,138	5.2%

TAIWAN — (5.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	21,156,694	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	12,022,261	0.4%
Other Securities		178,585,460	4.8%

TOTAL TAIWAN		211,764,415	5.8%

THAILAND — (0.8%)
Other Securities		29,564,314	0.8%

TURKEY — (0.2%)
Other Securities		6,810,974	0.2%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		10,714,841	0.3%

UNITED KINGDOM — (8.0%)
BP PLC, Sponsored ADR	305,930	8,786,310	0.3%
British American Tobacco PLC	141,356	5,924,562	0.2%
# HSBC Holdings PLC, Sponsored ADR	230,666	7,152,953	0.2%
# Rio Tinto PLC, Sponsored ADR	172,914	12,297,644	0.4%
Shell PLC, Sponsored ADR	341,272	18,234,163	0.5%
Other Securities		252,696,526	6.8%

TOTAL UNITED KINGDOM		305,092,158	8.4%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.0%)
Other Securities		$446,702	0.0%

TOTAL COMMON STOCKS		3,572,156,286	97.9%

PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
Other Security		895	0.0%

BRAZIL — (0.3%)
Other Securities		11,948,462	0.4%

CHILE — (0.0%)
Other Securities		175,036	0.0%

COLOMBIA — (0.0%)
Other Securities		294,401	0.0%

GERMANY — (0.3%)
Other Securities		11,085,941	0.3%

PHILIPPINES — (0.0%)
Other Security		47,521	0.0%

SOUTH KOREA — (0.0%)
Other Security		16,715	0.0%

TAIWAN — (0.0%)
Other Security		84,147	0.0%

THAILAND — (0.0%)
Other Security		131,680	0.0%

TOTAL PREFERRED STOCKS		23,784,798	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,818	0.0%

CANADA — (0.0%)
Other Security		92,931	0.0%

HONG KONG — (0.0%)
Other Securities		3,056	0.0%

MALAYSIA — (0.0%)
Other Security		3,467	0.0%

NEW ZEALAND — (0.0%)
Other Security		2,761	0.0%

PHILIPPINES — (0.0%)
Other Security		2,518	0.0%

SOUTH KOREA — (0.0%)
Other Security		2,838	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (0.0%)
Other Security		$8,667	0.0%

TAIWAN — (0.0%)
Other Securities		290	0.0%

THAILAND — (0.0%)
Other Securities		21,130	0.0%

TURKEY — (0.0%)
Other Security		4,870	0.0%

TOTAL RIGHTS/WARRANTS		145,346	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,107,583,193)		3,596,086,430

		Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	17,276,461	199,836,819	5.5%

TOTAL INVESTMENTS — (100.0%) (Cost $3,307,397,491)		$3,795,923,249	104.1%

As of April 30, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	06/17/22	$31,573,032	$30,337,125	$(1,235,907)

Total Futures Contracts			$31,573,032	$30,337,125	$(1,235,907)

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,225,361	$166,696,520	—	$173,921,881
Austria	—	12,139,393	—	12,139,393
Belgium	330,609	28,684,050	—	29,014,659
Brazil	52,578,297	139,031	—	52,717,328
Canada	286,272,726	855,570	—	287,128,296
Chile	1,033,865	3,871,864	—	4,905,729
China	25,898,692	297,042,271	$325,161	323,266,124
Colombia	1,711,782	31,922	—	1,743,704
Czech Republic	—	1,506,881	—	1,506,881
Denmark	—	56,415,297	—	56,415,297
Egypt	93,682	100,819	—	194,501
Finland	627,989	37,843,345	—	38,471,334
France	425,587	188,334,030	2,058	188,761,675
Germany	1,719,799	153,310,874	—	155,030,673

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Greece	—	$2,978,211	$1,314	$2,979,525
Hong Kong	$393,899	53,171,841	43,916	53,609,656
Hungary	—	2,379,135	—	2,379,135
India	2,454,567	185,946,318	463	188,401,348
Indonesia	199,209	22,649,886	35,506	22,884,601
Ireland	7,588,436	11,599,932	—	19,188,368
Israel	3,452,502	25,467,547	—	28,920,049
Italy	876,592	61,834,896	—	62,711,488
Japan	3,432,497	497,231,778	—	500,664,275
Malaysia	—	20,299,877	19,960	20,319,837
Mexico	26,865,080	108,019	199	26,973,298
Netherlands	13,617,033	65,662,554	—	79,279,587
New Zealand	—	10,944,940	—	10,944,940
Norway	41,205	24,848,948	—	24,890,153
Peru	300,697	38	—	300,735
Philippines	29,835	8,831,674	—	8,861,509
Poland	—	9,613,405	—	9,613,405
Portugal	—	6,128,768	—	6,128,768
Qatar	—	9,340,875	—	9,340,875
Saudi Arabia	43,040	41,342,531	—	41,385,571
Singapore	485,973	22,438,009	21,996	22,945,978
South Africa	7,443,961	54,406,849	—	61,850,810
South Korea	719,554	162,521,641	63,111	163,304,306
Spain	473,018	51,053,438	—	51,526,456
Sweden	324,959	73,264,637	—	73,589,596
Switzerland	8,716,079	180,835,059	—	189,551,138
Taiwan	12,268,973	199,490,567	4,875	211,764,415
Thailand	28,817,751	746,563	—	29,564,314
Turkey	422,263	6,388,711	—	6,810,974
United Arab Emirates	—	10,714,841	—	10,714,841
United Kingdom	72,191,249	232,900,909	—	305,092,158
United States	406,388	40,314	—	446,702
Preferred Stocks
Australia	—	895	—	895
Brazil	11,924,283	24,179	—	11,948,462
Chile	—	175,036	—	175,036
Colombia	294,401	—	—	294,401
Germany	—	11,085,941	—	11,085,941
Philippines	—	47,521	—	47,521
South Korea	—	16,715	—	16,715
Taiwan	—	84,147	—	84,147
Thailand	131,680	—	—	131,680
Rights/Warrants
Australia	—	2,818	—	2,818
Canada	—	92,931	—	92,931
Hong Kong	—	3,056	—	3,056
Malaysia	—	3,467	—	3,467
New Zealand	—	2,761	—	2,761
Philippines	—	2,518	—	2,518
South Korea	—	2,838	—	2,838
Switzerland	—	8,667	—	8,667
Taiwan	—	290	—	290
Thailand	—	21,130	—	21,130
Turkey	—	4,870	—	4,870

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$199,836,819	—	$199,836,819
Futures Contracts**	$(1,235,907)	—	—	(1,235,907)

TOTAL	$580,597,606	$3,213,571,177	$518,559^	$3,794,687,342

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group, Inc.	18,365,984	$588,813,431
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	19,922,596	285,889,256
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	5,224,565	118,649,868

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $711,414,986)		$993,352,555

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $487,093)	487,093	487,093

TOTAL INVESTMENTS — (100.0%) (Cost $711,902,079)		$993,839,648

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$993,352,555	—	—	$993,352,555
Temporary Cash Investments	487,093	—	—	487,093

TOTAL	$993,839,648	—	—	$993,839,648

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group, Inc.	5,557,467	$161,944,580
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	5,550,416	79,648,469
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	2,355,621	53,496,154

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $182,822,987)		$295,089,203

As of April 30, 2022, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	284,655	AUD	380,852	Morgan Stanley and Co. International	05/02/22	$15,564
USD	4,951,485	AUD	6,919,773	UBS AG	05/02/22	62,320
USD	5,058,147	AUD	7,114,074	State Street Bank and Trust	05/31/22	29,188
USD	658,140	SGD	897,247	Citibank, N.A.	06/15/22	9,389
USD	5,803,144	CHF	5,360,825	State Street Bank and Trust	06/30/22	275,327
USD	1,678,927	DKK	11,433,420	Bank of America Corp.	07/11/22	51,879
USD	803,125	ILS	2,593,776	UBS AG	07/18/22	23,222
USD	15,520,667	JPY	1,977,023,154	Barclays Capital	07/19/22	239,803
USD	779,109	NOK	7,084,883	HSBC Bank	07/25/22	23,392

Total Appreciation						$730,084
AUD	7,300,625	USD	5,188,262	State Street Bank and Trust	05/02/22	$(30,006)
USD	11,221,653	HKD	87,915,111	HSBC Bank	07/21/22	(1,094)
USD	19,184,597	EUR	18,112,921	Bank of America Corp.	07/26/22	(7,004)
USD	2,247,984	SEK	22,101,606	Bank of America Corp.	07/26/22	(8,515)
USD	4,364,065	GBP	3,500,000	Barclays Capital	07/28/22	(38,686)
USD	4,623,644	GBP	3,710,699	JP Morgan	07/28/22	(44,152)

Total (Depreciation)						$(129,457)

Total Appreciation (Depreciation)						$600,627

As of April 30, 2022, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	06/17/22	$3,184,981	$3,095,625	$(89,356)

Total Futures Contracts			$3,184,981	$3,095,625	$(89,356)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$295,089,203	—	—	$295,089,203
Forward Currency Contracts**	—	$600,627	—	600,627
Futures Contracts**	(89,356)	—	—	(89,356)

TOTAL	$294,999,847	$600,627	—	$295,600,474

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$4,967,414,347

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,967,414,347

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$4,399,064,969

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,399,064,969

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$11,925,822,454

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,925,822,454

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (97.2%)
	BRAZIL — (4.2%)
	Petroleo Brasileiro SA	16,003,488	$108,244,751	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	776,944	9,533,103	0.0%
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	16,666,633	0.1%
	Vale SA	15,469,805	260,617,538	1.0%
	Other Securities		732,696,480	2.7%

	TOTAL BRAZIL		1,127,758,505	4.2%

	CHILE — (0.5%)
	Other Securities		128,327,877	0.5%

	CHINA — (26.8%)
*	Alibaba Group Holding Ltd.	9,442,600	115,177,790	0.5%
*	Alibaba Group Holding Ltd., Sponsored ADR	2,528,930	245,533,814	0.9%
*	Baidu, Inc., Sponsored ADR	559,862	69,518,065	0.3%
	Bank of China Ltd., Class H	204,333,702	80,176,956	0.3%
	China Construction Bank Corp., Class H	370,130,302	263,680,459	1.0%
	China Merchants Bank Co. Ltd., Class H	16,873,646	101,701,593	0.4%
	China National Building Material Co. Ltd., Class H	40,908,150	54,441,043	0.2%
	China Overseas Land & Investment Ltd.	21,631,533	66,825,815	0.3%
	China Petroleum & Chemical Corp., Class H	144,228,400	70,595,712	0.3%
	China Resources Land Ltd.	15,028,610	67,120,965	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	232,900,725	140,394,023	0.5%
	Kweichow Moutai Co. Ltd., Class A	204,274	56,558,890	0.2%
	Lenovo Group Ltd.	58,158,000	56,471,574	0.2%
	Li Ning Co. Ltd.	7,614,083	59,345,433	0.2%
	NetEase, Inc., ADR	777,776	74,145,386	0.3%
	PetroChina Co. Ltd., Class H	141,510,000	67,173,933	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	30,102,500	190,269,263	0.7%
	Tencent Holdings Ltd.	16,149,900	761,062,183	2.9%
*Ω	Xiaomi Corp., Class B	40,639,200	61,866,607	0.3%
	Yum China Holdings, Inc.	1,340,150	56,018,270	0.2%
	Other Securities		4,619,704,202	16.8%

	TOTAL CHINA		7,277,781,976	27.1%

	COLOMBIA — (0.2%)
	Other Securities		40,734,664	0.1%

	CZECH REPUBLIC — (0.1%)
	Other Securities		34,066,030	0.1%

	EGYPT — (0.0%)
	Other Securities		11,037,954	0.0%

	GREECE — (0.3%)
	Other Securities		68,286,535	0.3%

	HONG KONG — (0.0%)
	Other Securities		888,938	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HUNGARY — (0.2%)
Other Securities		$45,550,115	0.2%

INDIA — (14.8%)
* Adani Transmission Ltd.	1,505,225	54,226,783	0.2%
* Bharti Airtel Ltd.	6,407,864	61,539,921	0.2%
HDFC Bank Ltd.	5,402,815	96,678,854	0.4%
Housing Development Finance Corp. Ltd.	2,068,521	59,608,575	0.2%
# ICICI Bank Ltd., Sponsored ADR	4,405,288	83,876,684	0.3%
Infosys Ltd.	7,880,895	159,769,373	0.6%
Infosys Ltd., Sponsored ADR	3,016,528	59,938,411	0.2%
Reliance Industries Ltd.	6,047,405	219,854,224	0.8%
Tata Consultancy Services Ltd.	2,347,996	108,254,868	0.4%
Other Securities		3,095,962,158	11.6%

TOTAL INDIA		3,999,709,851	14.9%

INDONESIA — (2.0%)
Bank Central Asia Tbk PT	110,415,800	61,929,087	0.3%
Other Securities		476,585,510	1.7%

TOTAL INDONESIA		538,514,597	2.0%

MALAYSIA — (1.6%)
Other Securities		446,050,005	1.7%

MEXICO — (2.3%)
America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	73,121,443	0.3%
# Grupo Mexico SAB de CV, Class B	12,834,356	60,119,868	0.2%
Other Securities		499,419,105	1.9%

TOTAL MEXICO		632,660,416	2.4%

PERU — (0.1%)
Other Securities		23,595,708	0.1%

PHILIPPINES — (0.8%)
Other Securities		222,606,475	0.8%

POLAND — (0.7%)
Other Securities		196,049,991	0.7%

QATAR — (0.6%)
Other Securities		165,766,521	0.6%

SAUDI ARABIA — (3.7%)
Al Rajhi Bank	1,942,346	90,991,394	0.4%
Saudi Basic Industries Corp.	1,568,485	54,334,917	0.2%
Saudi National Bank	3,044,476	63,811,642	0.3%
Other Securities		792,319,661	2.8%

TOTAL SAUDI ARABIA		1,001,457,614	3.7%

SOUTH AFRICA — (4.1%)
MTN Group Ltd.	11,514,149	122,119,001	0.5%
Other Securities		993,635,436	3.7%

TOTAL SOUTH AFRICA		1,115,754,437	4.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (13.6%)
KB Financial Group, Inc.	1,155,887	$53,776,567	0.2%
# LG Electronics, Inc.	633,563	57,379,940	0.2%
Samsung Electronics Co. Ltd.	17,111,392	911,926,736	3.4%
SK Hynix, Inc.	1,965,870	172,265,443	0.7%
Other Securities		2,487,284,594	9.2%

TOTAL SOUTH KOREA		3,682,633,280	13.7%

SWITZERLAND — (0.0%)
Other Security		44,552	0.0%

TAIWAN — (16.7%)
Evergreen Marine Corp. Taiwan Ltd.	12,968,920	62,340,728	0.3%
Fubon Financial Holding Co. Ltd.	21,290,128	53,457,731	0.2%
# Hon Hai Precision Industry Co. Ltd.	21,590,403	73,970,436	0.3%
MediaTek, Inc.	2,813,823	77,571,412	0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	749,338,492	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,628,695	337,214,626	1.3%
# United Microelectronics Corp.	32,537,441	51,688,614	0.2%
Other Securities		3,135,215,396	11.5%

TOTAL TAIWAN		4,540,797,435	16.9%

THAILAND — (2.5%)
Other Securities		687,026,436	2.6%

TURKEY — (0.5%)
Other Securities		129,829,038	0.5%

UNITED ARAB EMIRATES — (0.9%)
Other Securities		243,843,961	0.9%

UNITED KINGDOM — (0.0%)
Other Security		569,678	0.0%

UNITED STATES — (0.0%)
Other Securities		6,972,505	0.0%

TOTAL COMMON STOCKS		26,368,315,094	98.2%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Petroleo Brasileiro SA	22,001,222	134,749,947	0.5%
Other Securities		157,797,607	0.6%

TOTAL BRAZIL		292,547,554	1.1%

CHILE — (0.0%)
Other Securities		2,404,662	0.0%

COLOMBIA — (0.0%)
Other Securities		9,261,260	0.0%

PHILIPPINES — (0.0%)
Other Security		1,023,863	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$230,548	0.0%

TAIWAN — (0.0%)
Other Security		856,380	0.0%

THAILAND — (0.0%)
Other Security		892,824	0.0%

TOTAL PREFERRED STOCKS		307,217,091	1.1%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		19,448	0.0%

INDIA — (0.0%)
Other Security		2,258	0.0%

MALAYSIA — (0.0%)
Other Security		36,448	0.0%

PHILIPPINES — (0.0%)
Other Security		118,645	0.0%

SAUDI ARABIA — (0.0%)
Other Security		41,664	0.0%

SOUTH KOREA — (0.0%)
Other Securities		60,894	0.0%

TAIWAN — (0.0%)
Other Securities		3,602	0.0%

THAILAND — (0.0%)
Other Securities		430,646	0.0%

TURKEY — (0.0%)
Other Security		65,041	0.0%

TOTAL RIGHTS/WARRANTS		778,646	0.0%

TOTAL INVESTMENT SECURITIES (Cost $20,427,226,971)		26,676,310,831

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	38,839,939	449,261,574	1.7%

TOTAL INVESTMENTS — (100.0%) (Cost $20,876,453,679)		$27,125,572,405	101.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,096	06/17/22	$232,103,501	$226,187,000	$(5,916,501)

Total Futures Contracts			$232,103,501	$226,187,000	$(5,916,501)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,125,930,709	$1,827,796	—	$1,127,758,505
Chile	35,425,811	92,902,066	—	128,327,877
China	747,825,141	6,521,375,582	$8,581,253	7,277,781,976
Colombia	40,156,000	578,664	—	40,734,664
Czech Republic	—	34,066,030	—	34,066,030
Egypt	174,988	10,862,966	—	11,037,954
Greece	—	68,137,610	148,925	68,286,535
Hong Kong	—	846,426	42,512	888,938
Hungary	—	45,550,115	—	45,550,115
India	162,228,499	3,837,460,334	21,018	3,999,709,851
Indonesia	19,288,986	518,687,923	537,688	538,514,597
Malaysia	—	445,541,568	508,437	446,050,005
Mexico	629,762,789	2,875,555	22,072	632,660,416
Peru	23,595,101	607	—	23,595,708
Philippines	5,087,178	217,518,532	765	222,606,475
Poland	—	196,049,991	—	196,049,991
Qatar	—	165,766,521	—	165,766,521
Saudi Arabia	1,334,915	1,000,122,699	—	1,001,457,614
South Africa	130,445,366	985,309,071	—	1,115,754,437
South Korea	62,311,368	3,619,399,630	922,282	3,682,633,280
Switzerland	—	44,552	—	44,552
Taiwan	352,087,466	4,188,538,143	171,826	4,540,797,435
Thailand	673,037,108	13,989,328	—	687,026,436
Turkey	7,285,019	122,544,019	—	129,829,038
United Arab Emirates	—	243,843,961	—	243,843,961
United Kingdom	—	569,678	—	569,678
United States	6,972,505	—	—	6,972,505
Preferred Stocks
Brazil	292,261,004	286,550	—	292,547,554
Chile	—	2,404,662	—	2,404,662
Colombia	9,261,260	—	—	9,261,260
Philippines	—	1,023,863	—	1,023,863
South Korea	—	230,548	—	230,548
Taiwan	—	856,380	—	856,380
Thailand	892,824	—	—	892,824
Rights/Warrants
Hong Kong	—	19,448	—	19,448
India	—	2,258	—	2,258
Malaysia	—	36,448	—	36,448
Philippines	—	118,645	—	118,645

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Saudi Arabia	—	$41,664	—	$41,664
South Korea	—	60,894	—	60,894
Taiwan	—	3,602	—	3,602
Thailand	—	430,646	—	430,646
Turkey	—	65,041	—	65,041
Securities Lending Collateral	—	449,261,574	—	449,261,574
Futures Contracts**	$(5,916,501)	—	—	(5,916,501)

TOTAL	$4,319,447,536	$22,789,251,590	$10,956,778^	$27,119,655,904

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.9%)
BRAZIL — (3.8%)
Rumo SA	166,828	$552,387	0.3%
Vibra Energia SA	158,205	675,834	0.3%
Other Securities		6,718,512	3.2%

TOTAL BRAZIL		7,946,733	3.8%

CHILE — (0.4%)
Other Securities		820,231	0.4%

CHINA — (23.2%)
China Conch Venture Holdings Ltd.	201,500	523,250	0.3%
China Gas Holdings Ltd.	438,400	534,395	0.3%
China National Building Material Co. Ltd., Class H	900,000	1,197,730	0.6%
Country Garden Holdings Co. Ltd.	746,000	515,991	0.3%
Geely Automobile Holdings Ltd.	738,000	1,141,087	0.6%
Kingboard Holdings Ltd.	119,500	538,003	0.3%
PICC Property & Casualty Co. Ltd., Class H	480,000	490,953	0.3%
Sinopharm Group Co. Ltd., Class H	238,400	548,601	0.3%
* Trip.com Group Ltd.	38,450	907,944	0.5%
Wharf Holdings Ltd.	220,000	644,578	0.3%
Yankuang Energy Group Co. Ltd., Class H	188,000	530,379	0.3%
Other Securities		41,183,842	19.1%

TOTAL CHINA		48,756,753	23.2%

COLOMBIA — (0.1%)
Other Securities		155,535	0.1%

GREECE — (0.3%)
Other Securities		706,408	0.3%

HONG KONG — (0.0%)
Other Security		196	0.0%

INDIA — (16.1%)
* Adani Transmission Ltd.	25,846	931,120	0.5%
Cipla Ltd.	57,177	728,863	0.4%
Dr Reddy’s Laboratories Ltd., ADR	9,378	503,411	0.3%
IndusInd Bank Ltd.	46,184	583,554	0.3%
Tata Consumer Products Ltd.	71,059	761,955	0.4%
* Tata Motors Ltd.	89,794	507,384	0.3%
UPL Ltd.	64,350	691,324	0.3%
Other Securities		29,197,877	13.6%

TOTAL INDIA		33,905,488	16.1%

INDONESIA — (2.0%)
Other Securities		4,135,295	2.0%

MALAYSIA — (1.8%)
Other Securities		3,751,974	1.8%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MEXICO — (2.2%)
Grupo Televisa SAB	344,679	$639,987	0.3%
Other Securities		3,881,080	1.8%

TOTAL MEXICO		4,521,067	2.1%

PHILIPPINES — (0.7%)
Other Securities		1,437,224	0.7%

POLAND — (1.0%)
Other Securities		2,075,562	1.0%

QATAR — (0.8%)
Other Securities		1,777,906	0.8%

SAUDI ARABIA — (3.7%)
Bank Al-Jazira	68,755	574,689	0.3%
Etihad Etisalat Co.	63,225	726,012	0.4%
Sahara International Petrochemical Co.	54,473	815,989	0.4%
Saudi Investment Bank (The)	89,797	548,287	0.3%
* Saudi Kayan Petrochemical Co.	117,934	580,914	0.3%
Other Securities		4,483,349	2.0%

TOTAL SAUDI ARABIA		7,729,240	3.7%

SOUTH AFRICA — (4.3%)
Aspen Pharmacare Holdings Ltd.	54,209	580,031	0.3%
* Discovery Ltd.	54,782	525,997	0.3%
Exxaro Resources Ltd.	38,418	549,000	0.3%
Nedbank Group Ltd.	67,053	936,353	0.4%
Old Mutual Ltd.	667,710	535,669	0.3%
Other Securities		5,819,581	2.7%

TOTAL SOUTH AFRICA		8,946,631	4.3%

SOUTH KOREA — (16.0%)
Hyundai Steel Co.	14,635	497,324	0.3%
* Korean Air Lines Co. Ltd.	21,582	508,534	0.3%
Samsung Fire & Marine Insurance Co. Ltd.	4,546	753,536	0.4%
Other Securities		31,885,134	15.0%

TOTAL SOUTH KOREA		33,644,528	16.0%

TAIWAN — (18.1%)
Asia Cement Corp.	340,000	552,510	0.3%
# AU Optronics Corp.	1,219,000	696,279	0.3%
Catcher Technology Co. Ltd.	101,000	494,223	0.3%
China Development Financial Holding Corp.	1,875,559	1,131,041	0.6%
# Innolux Corp.	1,404,000	639,332	0.3%
Lite-On Technology Corp.	294,000	644,155	0.3%
Pegatron Corp.	280,000	663,356	0.3%
Ruentex Development Co. Ltd.	231,000	604,590	0.3%
Shanghai Commercial & Savings Bank Ltd.	463,000	763,791	0.4%
# Shin Kong Financial Holding Co. Ltd.	1,923,698	636,096	0.3%
SinoPac Financial Holdings Co. Ltd.	1,542,000	949,599	0.5%
Synnex Technology International Corp.	197,000	512,731	0.3%
Taishin Financial Holding Co. Ltd.	1,583,166	1,035,567	0.5%
Walsin Lihwa Corp.	409,000	609,477	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Other Securities		$28,078,310	13.1%

TOTAL TAIWAN		38,011,057	18.1%

THAILAND — (2.6%)
Other Securities		5,458,761	2.6%

TURKEY — (0.6%)
Other Securities		1,221,221	0.6%

UNITED ARAB EMIRATES — (1.2%)
Aldar Properties PJSC	379,062	580,798	0.3%
Emaar Properties PJSC	451,192	778,239	0.4%
Other Securities		1,258,728	0.5%

TOTAL UNITED ARAB EMIRATES		2,617,765	1.2%

TOTAL COMMON STOCKS		207,619,575	98.8%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.3%)
Other Securities		646,622	0.3%

COLOMBIA — (0.0%)
Other Security		81,185	0.0%

PHILIPPINES — (0.0%)
Other Security		18,213	0.0%

SOUTH KOREA — (0.0%)
Other Security		13,431	0.0%

TAIWAN — (0.0%)
Other Security		52,372	0.0%

THAILAND — (0.1%)
Other Security		97,621	0.1%

TOTAL PREFERRED STOCKS		909,444	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		27	0.0%

MALAYSIA — (0.0%)
Other Security		1,069	0.0%

PHILIPPINES — (0.0%)
Other Security		3,007	0.0%

THAILAND — (0.0%)
Other Securities		1,024	0.0%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TURKEY — (0.0%)
Other Security		$3,220	0.0%

TOTAL RIGHTS/WARRANTS		8,347	0.0%

TOTAL INVESTMENT SECURITIES (Cost $186,551,716)		208,537,366

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	124,867	1,444,342	0.7%

TOTAL INVESTMENTS — (100.0%) (Cost $187,996,064)		$209,981,708	99.9%

As of April 30, 2022, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/17/22	$1,485,838	$1,444,625	$(41,213)

Total Futures Contracts			$1,485,838	$1,444,625	$(41,213)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,890,738	$55,995	—	$7,946,733
Chile	—	820,231	—	820,231
China	2,557,408	46,117,115	$82,230	48,756,753
Colombia	155,535	—	—	155,535
Greece	—	706,408	—	706,408
Hong Kong	196	—	—	196
India	526,557	33,378,931	—	33,905,488
Indonesia	—	4,128,168	7,127	4,135,295
Malaysia	—	3,740,029	11,945	3,751,974
Mexico	4,280,084	240,983	—	4,521,067
Philippines	—	1,437,224	—	1,437,224
Poland	—	2,075,562	—	2,075,562
Qatar	—	1,777,906	—	1,777,906
Saudi Arabia	10,354	7,718,886	—	7,729,240
South Africa	506,485	8,440,146	—	8,946,631
South Korea	—	33,634,966	9,562	33,644,528
Taiwan	—	38,009,851	1,206	38,011,057
Thailand	5,425,477	33,284	—	5,458,761
Turkey	—	1,221,221	—	1,221,221
United Arab Emirates	—	2,617,765	—	2,617,765

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$646,622	—	—	$646,622
Colombia	81,185	—	—	81,185
Philippines	—	$18,213	—	18,213
South Korea	—	13,431	—	13,431
Taiwan	—	52,372	—	52,372
Thailand	97,621	—	—	97,621
Rights/Warrants
Brazil	—	27	—	27
Malaysia	—	1,069	—	1,069
Philippines	—	3,007	—	3,007
Thailand	—	1,024	—	1,024
Turkey	—	3,220	—	3,220
Securities Lending Collateral	—	1,444,342	—	1,444,342
Futures Contracts**	(41,213)	—	—	(41,213)

TOTAL	$22,137,049	$187,691,376	$112,070^	$209,940,495

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.8%)
BRAZIL — (6.5%)
Petroleo Brasileiro SA, Sponsored ADR	146,213	$1,794,034	0.5%
Petroleo Brasileiro SA, Sponsored ADR	118,980	1,614,559	0.5%
Vale SA	24,700	416,117	0.1%
Vale SA, Sponsored ADR	261,914	4,423,727	1.2%
Other Securities		14,978,491	4.1%

TOTAL BRAZIL		23,226,928	6.4%

CHILE — (0.6%)
Other Securities		2,162,601	0.6%

COLOMBIA — (0.2%)
Other Securities		799,317	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		513,726	0.1%

EGYPT — (0.0%)
Other Security		98,672	0.0%

GREECE — (0.4%)
Other Securities		1,548,086	0.4%

HUNGARY — (0.2%)
Other Securities		691,042	0.2%

INDIA — (22.0%)
* Axis Bank Ltd.	156,078	1,474,103	0.4%
* Bharti Airtel Ltd.	183,397	1,761,310	0.5%
HCL Technologies Ltd.	67,226	947,318	0.3%
HDFC Bank Ltd.	75,351	1,348,343	0.4%
Hindalco Industries Ltd.	149,927	934,857	0.3%
Hindustan Unilever Ltd.	25,240	736,645	0.2%
Housing Development Finance Corp. Ltd.	38,865	1,119,973	0.3%
ICICI Bank Ltd., Sponsored ADR	64,733	1,232,516	0.4%
Infosys Ltd.	89,980	1,824,164	0.5%
Infosys Ltd., Sponsored ADR	139,183	2,765,566	0.8%
JSW Steel Ltd.	81,941	770,271	0.2%
Kotak Mahindra Bank Ltd.	45,782	1,061,098	0.3%
Mahindra & Mahindra Ltd.	65,212	782,867	0.2%
Reliance Industries Ltd.	69,549	2,528,463	0.7%
Tata Consultancy Services Ltd.	37,152	1,712,901	0.5%
* Tata Motors Ltd., Sponsored ADR	30,552	861,872	0.3%
Tata Steel Ltd.	83,800	1,374,789	0.4%
Other Securities		55,735,153	15.1%

TOTAL INDIA		78,972,209	21.8%

INDONESIA — (2.9%)
Bank Central Asia Tbk PT	2,276,000	1,276,544	0.4%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDONESIA — (Continued)
Other Securities		$9,249,077	2.5%

TOTAL INDONESIA		10,525,621	2.9%

MALAYSIA — (2.1%)
Other Securities		7,542,699	2.1%

MEXICO — (2.5%)
America Movil SAB de CV, Sponsored ADR, Class L	82,174	1,596,641	0.4%
Other Securities		7,523,903	2.1%

TOTAL MEXICO		9,120,544	2.5%

PERU — (0.1%)
Other Securities		154,013	0.1%

PHILIPPINES — (1.0%)
Other Securities		3,566,692	1.0%

POLAND — (1.0%)
Other Securities		3,603,452	1.0%

QATAR — (1.5%)
Qatar National Bank QPSC	251,260	1,602,534	0.5%
Other Securities		3,647,197	1.0%

TOTAL QATAR.		5,249,731	1.5%

SAUDI ARABIA — (4.8%)
Al Rajhi Bank	44,690	2,093,554	0.6%
Saudi Basic Industries Corp.	34,919	1,209,652	0.4%
Saudi National Bank	65,856	1,380,329	0.4%
Saudi Telecom Co.	31,012	953,636	0.3%
Other Securities		11,667,435	3.1%

TOTAL SAUDI ARABIA		17,304,606	4.8%

SOUTH AFRICA — (5.0%)
Impala Platinum Holdings Ltd.	82,879	1,072,074	0.3%
MTN Group Ltd.	116,098	1,231,335	0.3%
Sibanye Stillwater Ltd., ADR	55,529	762,968	0.2%
Standard Bank Group Ltd.	76,066	806,110	0.2%
Other Securities		14,157,764	4.0%

TOTAL SOUTH AFRICA		18,030,251	5.0%

SOUTH KOREA — (18.8%)
Hana Financial Group, Inc.	22,773	845,487	0.3%
KB Financial Group, Inc.	29,124	1,354,967	0.4%
Kia Corp.	11,578	759,404	0.2%
LG Chem Ltd.	2,344	960,020	0.3%
POSCO Holdings, Inc.	5,068	1,157,160	0.3%
Samsung Electronics Co. Ltd.	274,628	14,635,900	4.1%
Samsung Electronics Co. Ltd., GDR	337	446,020	0.1%
Shinhan Financial Group Co. Ltd.	32,932	1,094,153	0.3%
SK Hynix, Inc.	43,444	3,806,915	1.1%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$42,594,167	11.6%

TOTAL SOUTH KOREA		67,654,193	18.7%

TAIWAN — (23.2%)
ASE Technology Holding Co. Ltd.	308,000	982,631	0.3%
Evergreen Marine Corp. Taiwan Ltd.	183,000	879,669	0.3%
Fubon Financial Holding Co. Ltd.	466,000	1,170,087	0.3%
Hon Hai Precision Industry Co. Ltd.	434,000	1,486,918	0.4%
MediaTek, Inc.	38,000	1,047,583	0.3%
Realtek Semiconductor Corp.	58,000	787,032	0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,006,000	18,191,140	5.0%
Other Securities		58,775,007	16.2%

TOTAL TAIWAN		83,320,067	23.0%

THAILAND — (3.5%)
PTT PCL	809,300	886,095	0.3%
Other Securities		11,709,107	3.2%

TOTAL THAILAND		12,595,202	3.5%

TURKEY — (0.8%)
Other Securities		2,727,513	0.8%

UNITED ARAB EMIRATES — (1.5%)
Emirates Telecommunications Group Co. PJSC	123,908	1,185,150	0.3%
Other Securities		4,232,486	1.2%

TOTAL UNITED ARAB EMIRATES		5,417,636	1.5%

TOTAL COMMON STOCKS		354,824,801	98.1%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Banco Bradesco SA	216,590	787,688	0.2%
Itau Unibanco Holding SA	174,900	844,439	0.3%
Other Securities		1,663,730	0.4%

TOTAL BRAZIL		3,295,857	0.9%

COLOMBIA — (0.0%)
Other Security		40,708	0.0%

TOTAL PREFERRED STOCKS		3,336,565	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		949	0.0%

MALAYSIA — (0.0%)
Other Security		836	0.0%

PHILIPPINES — (0.0%)
Other Security		1,587	0.0%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$1,007	0.0%

TAIWAN — (0.0%)
Other Securities		247	0.0%

THAILAND — (0.0%)
Other Securities		6,416	0.0%

TURKEY — (0.0%)
Other Security		2,042	0.0%

TOTAL RIGHTS/WARRANTS		13,084	0.0%

TOTAL INVESTMENT SECURITIES (Cost $385,274,558)		358,174,450

		Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	103,725	1,199,787	0.3%

TOTAL INVESTMENTS — (100.0%) (Cost $386,474,364)		$359,374,237	99.3%

As of April 30, 2022, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	6	06/17/22	$1,315,764	$1,238,250	$(77,514)

Total Futures Contracts			$1,315,764	$1,238,250	$(77,514)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$23,168,963	$57,965	—	$23,226,928
Chile	754,373	1,408,228	—	2,162,601
Colombia	799,317	—	—	799,317
Czech Republic	—	513,726	—	513,726
Egypt	98,672	—	—	98,672
Greece	—	1,548,086	—	1,548,086
Hungary	—	691,042	—	691,042
India	6,489,070	72,483,139	—	78,972,209
Indonesia	—	10,525,621	—	10,525,621
Malaysia	—	7,542,699	—	7,542,699
Mexico	9,120,544	—	—	9,120,544
Peru	154,013	—	—	154,013
Philippines	—	3,566,692	—	3,566,692
Poland	—	3,603,452	—	3,603,452

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Qatar	—	$5,249,731	—	$5,249,731
Saudi Arabia	$11,255	17,293,351	—	17,304,606
South Africa	2,111,909	15,918,342	—	18,030,251
South Korea	623,247	67,030,946	—	67,654,193
Taiwan	1,015,968	82,304,099	—	83,320,067
Thailand	12,269,990	325,212	—	12,595,202
Turkey	63,476	2,664,037	—	2,727,513
United Arab Emirates	—	5,417,636	—	5,417,636
Preferred Stocks
Brazil	3,274,433	21,424	—	3,295,857
Colombia	40,708	—	—	40,708
Rights/Warrants
India	—	949	—	949
Malaysia	—	836	—	836
Philippines	—	1,587	—	1,587
South Korea	—	1,007	—	1,007
Taiwan	—	247	—	247
Thailand	—	6,416	—	6,416
Turkey	—	2,042	—	2,042
Securities Lending Collateral	—	1,199,787	—	1,199,787
Futures Contracts**	(77,514)	—	—	(77,514)

TOTAL	$59,918,424	$299,378,299	—	$359,296,723

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$87,985	$11,018,399
Investment Securities at Value (including $459,793, $2,514,207, $0 and $0 of securities on loan, respectively)	$5,323,115	$30,647,463	—	—
Temporary Cash Investments at Value & Cost	—	—	—	109,956
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $458,991, $2,376,104, $0 and $0, respectively)	459,012	2,376,313	—	—
Segregated Cash for Futures Contracts	2,912	16,094	—	5,298
Foreign Currencies at Value	40,351	295,292	—	—
Cash	18,619	69,024	57	—
Receivables:
Investment Securities Sold	2,118	18,184	—	—
Dividends, Interest and Tax Reclaims	31,790	191,335	—	19
Securities Lending Income	281	2,145	—	—
Fund Shares Sold	5,763	21,289	1	10,662
Unrealized Gain on Foreign Currency Contracts	—	7	—	—
Prepaid Expenses and Other Assets	49	307	13	136

Total Assets	5,884,010	33,637,453	88,056	11,144,470

LIABILITIES:
Payables:
Upon Return of Securities Loaned	459,073	2,376,675	—	—
Investment Securities Purchased	435	46,627	11	—
Fund Shares Redeemed	3,025	37,990	1	4,696
Due to Advisor	651	5,345	10	2,386
Futures Margin Variation	2,244	11,209	—	3,690
Unrealized Loss on Foreign Currency Contracts	1	25	—	—
Accrued Expenses and Other Liabilities	600	2,541	6	383

Total Liabilities	466,029	2,480,412	28	11,155

NET ASSETS	$5,417,981	$31,157,041	$88,028	$11,133,315

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,417,981; $31,157,041; $88,028 and $11,133,315 and shares outstanding of 222,642,197, 2,170,496,906, 6,639,471 and 589,196,404, respectively	$24.33	$14.35	$13.26	$18.90

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$82,502	N/A

Investment Securities at Cost	$3,990,565	$26,022,132	N/A	N/A

Foreign Currencies at Cost	$41,364	$304,140	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,488,638	$27,332,928	$80,151	$10,101,202
Total Distributable Earnings (Loss)	929,343	3,824,113	7,877	1,032,113

NET ASSETS	$5,417,981	$31,157,041	$88,028	$11,133,315

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$308,407	$340,210	$24,366	$786,293
Receivables:
Fund Shares Sold	11	15	—	13
Prepaid Expenses and Other Assets	14	12	11	14

Total Assets	308,432	340,237	24,377	786,320

LIABILITIES:
Payables:
Fund Shares Redeemed	7	7	3	16
Due to Advisor	66	74	6	168
Accrued Expenses and Other Liabilities	35	37	8	67

Total Liabilities	108	118	17	251

NET ASSETS	$308,324	$340,119	$24,360	$786,069

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $308,324; $340,119; $24,360 and $786,069 and shares outstanding of 15,262,880, 15,718,909, 978,007 and 27,140,290, respectively	$20.20	$21.64	$24.91	$28.96

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$303,467	$329,796	$26,743	$697,810
Total Distributable Earnings (Loss)	4,857	10,323	(2,383)	88,259

NET ASSETS	$308,324	$340,119	$24,360	$786,069

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,992,851	—	—
Investment Securities at Value (including $317,581, $82,001, $591,903 and $267,626 of securities on loan, respectively)	$5,525,580	5,959,271	$11,299,500	$3,283,957
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $321,983, $83,985, $518,559 and $243,420, respectively)	321,972	83,987	518,625	243,451
Segregated Cash for Futures Contracts	2,464	—	10,521	1,647
Foreign Currencies at Value	29,241	—	168,329	19,188
Cash	31,211	13,594	13,281	20,551
Receivables:
Investment Securities Sold	2,876	—	22,527	6,403
Dividends, Interest and Tax Reclaims	30,342	3,272	89,239	21,105
Securities Lending Income	279	23	488	293
Fund Shares Sold	2,635	6,548	5,894	2,228
Unrealized Gain on Foreign Currency Contracts	—	—	—	8
Prepaid Expenses and Other Assets	30	113	85	64

Total Assets	5,946,630	10,059,659	12,128,489	3,598,895

LIABILITIES:
Payables:
Upon Return of Securities Loaned	322,195	83,989	518,623	243,461
Investment Securities Purchased	6,467	2,218	9,716	7,274
Fund Shares Redeemed	1,378	6,742	5,321	2,961
Due to Advisor	1,154	930	3,854	856
Futures Margin Variation	1,716	—	6,662	1,041
Unrealized Loss on Foreign Currency Contracts	15	—	—	—
Accrued Expenses and Other Liabilities	501	374	1,210	394

Total Liabilities	333,426	94,253	545,386	255,987

NET ASSETS	$5,613,204	$9,965,406	$11,583,103	$3,342,908

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,613,204; $9,965,406; $11,583,103 and $3,342,908 and shares outstanding of 1,305,732,744, 814,024,792, 585,250,188 and 267,469,194, respectively	$4.30	$12.24	$19.79	$12.50

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,977,270	$—	$—

Investment Securities at Cost	$5,217,111	$4,375,248	$10,671,899	$2,850,696

Foreign Currencies at Cost	$30,183	$—	$173,229	$19,813

NET ASSETS CONSIST OF:
Paid-In Capital	$6,613,835	$8,251,155	$10,493,035	$2,814,233
Total Distributable Earnings (Loss)	(1,000,631)	1,714,251	1,090,068	528,675

NET ASSETS	$5,613,204	$9,965,406	$11,583,103	$3,342,908

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$200,976	—
Investment Securities at Value (including $139,039, $0 and $243,113 of securities on loan, respectively)	$2,030,862	—	$3,596,086
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $140,330, $0 and $199,814, respectively)	140,331	—	199,837
Segregated Cash for Futures Contracts	—	—	1,646
Foreign Currencies at Value	2,283	—	30,187
Cash	—	53	8,119
Receivables:
Investment Securities Sold	—	—	6,294
Dividends, Interest and Tax Reclaims	9,134	—	18,078
Securities Lending Income	66	—	297
Fund Shares Sold	1,587	9	4,083
Prepaid Expenses and Other Assets	49	13	33

Total Assets	2,184,312	201,051	3,864,660

LIABILITIES:
Payables:
Due to Custodian	40	—	—
Upon Return of Securities Loaned	140,348	—	199,879
Investment Securities Purchased	—	—	5,869
Fund Shares Redeemed	3,175	76	2,024
Due to Advisor	451	23	781
Line of Credit	12	—	—
Futures Margin Variation	—	—	1,147
Deferred Taxes Payable	—	—	7,198
Accrued Expenses and Other Liabilities	134	23	739

Total Liabilities	144,160	122	217,637

NET ASSETS.	$2,040,152	$200,929	$3,647,023

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,040,152; $200,929 and $3,647,023 and shares outstanding of 172,228,842, 16,928,904 and 295,331,820, respectively	$11.85	$11.87	$12.35

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$174,166	$—

Investment Securities at Cost	$1,854,981	N/A	$3,107,583

Foreign Currencies at Cost	$2,298	$—	$30,882

NET ASSETS CONSIST OF:
Paid-In Capital	$1,852,801	$180,194	$3,182,915
Total Distributable Earnings (Loss)	187,351	20,735	464,108

NET ASSETS	$2,040,152	$200,929	$3,647,023

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$993,353	$295,089	$4,967,414	$4,399,066
Temporary Cash Investments at Value & Cost	487	—	—	—
Segregated Cash for Futures Contracts	—	168	—	—
Cash	—	2,024	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	651	—	—
Fund Shares Sold	249	68	8,446	2,435
Unrealized Gain on Forward Currency Contracts	—	730	—	—
Prepaid Expenses and Other Assets	18	12	74	32

Total Assets	994,107	298,742	4,975,934	4,401,533

LIABILITIES:
Payables:
Fund Shares Redeemed	174	308	9,829	1,373
Due to Advisor	34	11	837	1,221
Futures Margin Variation	—	117	—	—
Unrealized Loss on Forward Currency Contracts	—	129	—	—
Accrued Expenses and Other Liabilities	25	28	281	440

Total Liabilities	233	593	10,947	3,034

NET ASSETS	$993,874	$298,149	$4,964,987	$4,398,499

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $993,874; $298,149; $4,964,987 and $4,398,499 and shares outstanding of 49,421,316, 15,397,065, 173,235,390 and 194,625,499, respectively	$20.11	$19.36	$28.66	$22.60

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$711,415	$182,823	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$719,702	$176,453	$3,099,475	$3,803,702
Total Distributable Earnings (Loss)	274,172	121,696	1,865,512	594,797

NET ASSETS	$993,874	$298,149	$4,964,987	$4,398,499

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$11,925,822	—	—	—
Investment Securities at Value (including $0, $1,518,258, $7,128 and $1,308 of securities on loan, respectively)	—	$26,676,311	$208,538	$358,174
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $449,227, $1,444 and $1,200, respectively)	—	449,262	1,444	1,200
Segregated Cash for Futures Contracts	—	12,275	79	—
Foreign Currencies at Value	—	227,072	836	1,056
Cash	—	125,469	2,002	2,926
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	8,287	134	92
Dividends and Interest	—	71,865	384	1,048
Securities Lending Income	—	3,474	24	7
Fund Shares Sold	27,019	29,823	335	167
Prepaid Expenses and Other Assets	86	252	15	24

Total Assets	11,952,927	27,604,090	213,791	364,694

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	449,356	1,446	1,200
Investment Securities/Affiliated Investment Companies Purchased	—	93,239	604	1,259
Fund Shares Redeemed	6,549	22,819	162	109
Due to Advisor	2,858	7,554	93	106
Futures Margin Variation	—	6,106	47	77
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Deferred Taxes Payable	—	171,774	1,218	—
Accrued Expenses and Other Liabilities	839	4,881	93	3

Total Liabilities	10,246	755,729	3,663	2,755

NET ASSETS	$11,942,681	$26,848,361	$210,128	$361,939

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $14,307; $0; $0 and $0 and shares outstanding of 485,188, 0, 0 and 0, respectively	$29.48	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $11,928,375; $26,848,361; $210,128 and $361,939 and shares outstanding of 401,882,565, 1,182,135,180, 18,930,740 and 38,929,215, respectively	$29.68	$22.71	$11.10	$9.30

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$20,427,227	$186,552	$385,274

Foreign Currencies at Cost	$—	$231,794	$839	$1,054

NET ASSETS CONSIST OF:
Paid-In Capital	$11,550,220	$22,761,824	$181,284	$388,208
Total Distributable Earnings (Loss)	392,461	4,086,537	28,844	(26,269)

NET ASSETS	$11,942,681	$26,848,361	$210,128	$361,939

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $53 and $17,057, respectively)	—	—	$486	$175,286
Income from Securities Lending	—	—	36	5,947
Expenses Allocated from Affiliated Investment Companies	—	—	(31)	(7,188)

Income Distributions Received from Affiliated Investment Companies	—	—	267	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	758	174,045

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,299, $46,800, $0 and $0, respectively)	$87,676	$515,730	—	—
Income from Securities Lending	816	7,800	—	—

Total Fund Investment Income	88,492	523,530	—	—

Fund Expenses
Investment Management Fees	4,069	33,360	184	17,672
Accounting & Transfer Agent Fees	397	2,372	9	871
Custodian Fees	247	1,433	—	—
Filing Fees	55	285	13	116
Shareholders’ Reports	124	488	4	314
Directors’/Trustees’ Fees & Expenses	(26)	(155)	(1)	(57)
Professional Fees	45	249	—	26
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1	—
Other	100	538	1	40

Total Fund Expenses	5,011	38,570	211	18,982

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	111	—
Fees Paid Indirectly (Note C)	1	(19)	—	—

Net Expenses	5,010	38,589	100	18,982

Net Investment Income (Loss)	83,482	484,941	658	155,063

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(16,952)	461,393	—	—
Affiliated Investment Companies Shares Sold	(20)	(328)	(247)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(174)	187,485
Futures	(2,209)	(9,787)	—	(1,311)
Foreign Currency Transactions	(1,071)	(7,250)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(713,393)	(4,721,852)	—	—
Affiliated Investment Companies Shares	(10)	49	(9,329)	—
Transactions Allocated from Affiliated Investment Company	—	—	(5,376)	(2,185,731)
Futures	(5,513)	(17,509)	—	(10,484)
Translation of Foreign Currency-Denominated Amounts	(1,319)	(8,174)	—	—

Net Realized and Unrealized Gain (Loss)	(740,487)	(4,303,458)	(12,055)	(2,010,041)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(657,005)	$(3,818,517)	$(11,397)	$(1,854,978)

**	Net of foreign capital gain taxes withheld of $0, $0, $11 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $573, $113, $3 and $1,456, respectively)	$5,141	$5,622	$687	$8,928
Interest	—	—	—	24
Income from Securities Lending	91	481	1	411
Expenses Allocated from Affiliated Investment Companies	(207)	(214)	(19)	(501)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	5,025	5,889	669	8,862

Fund Expenses
Investment Management Fees	669	680	67	1,625
Accounting & Transfer Agent Fees	36	39	4	85
Filing Fees	12	13	9	19
Shareholders’ Reports	8	7	4	11
Directors’/Trustees’ Fees & Expenses	(1)	(1)	—	(4)
Professional Fees	—	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	13	—
Other	1	1	—	3

Total Fund Expenses	725	739	97	1,740

Fees Waived, Expenses Reimbursed by Advisor (Note C)	174	178	17	424

Net Expenses	551	561	80	1,316

Net Investment Income (Loss)	4,474	5,328	589	7,546

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Transactions Allocated from Affiliated Investment Company**	6,887	18,476	(1,183)	8,197
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated Investment Company	(77,576)	(57,982)	(6,267)	(157,221)

Net Realized and Unrealized Gain (Loss)	(70,689)	(39,506)	(7,450)	(149,024)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(66,215)	$(34,178)	$(6,861)	$(141,478)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$285,879	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	285,879	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,695, $0, $17,573 and $5,248, respectively)	$104,906	86,334	$200,068	$55,641
Income from Securities Lending	1,328	88	2,029	1,106

Total Fund Investment Income	106,234	86,422	202,097	56,747

Fund Expenses
Investment Management Fees	7,048	10,339	26,374	5,915
Accounting & Transfer Agent Fees	213	743	858	323
Custodian Fees	333	18	733	224
Filing Fees	21	94	67	34
Shareholders’ Reports	101	252	301	73
Directors’/Trustees’ Fees & Expenses	(27)	(48)	(56)	(16)
Professional Fees	39	31	98	27
Previously Waived Fees Recovered by Advisor (Note C)	—	68	—	—
Other	69	48	203	63

Total Fund Expenses	7,797	11,545	28,578	6,643

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	4,541	—	—
Fees Paid Indirectly (Note C)	(1)	2	(4)	—

Net Expenses	7,798	7,002	28,582	6,643

Net Investment Income (Loss)	98,436	365,299	173,515	50,104

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,517	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(35,956)	36,470	595,096	105,126
Affiliated Investment Companies Shares Sold	(109)	162,321	(39)	(27)
Futures	1,002	471	(12,050)	(151)
Foreign Currency Transactions	(444)	—	(826)	(900)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(534,204)	(194,929)	(1,732,510)	(546,673)
Affiliated Investment Companies Shares	(40)	(746,928)	19	11
Futures	(4,634)	—	(13,114)	(2,282)
Translation of Foreign Currency-Denominated Amounts	(1,474)	—	(4,266)	(947)

Net Realized and Unrealized Gain (Loss)	(575,859)	(734,078)	(1,167,690)	(445,843)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(477,423)	$(368,779)	$(994,175)	$(395,739)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $408 and $0, respectively)	—	$4,406	—
Income from Securities Lending	—	70	—
Expenses Allocated from Affiliated Investment Companies	—	(239)	—

Income Distributions Received from Affiliated Investment Companies	—	565	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,802	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,929, $0 and $5,560, respectively)	$32,962	—	$55,019
Income from Securities Lending	291	—	1,342

Total Fund Investment Income	33,253	—	56,361

Fund Expenses
Investment Management Fees	2,766	494	4,890
Accounting & Transfer Agent Fees	206	12	306
Custodian Fees	88	20	402
Filing Fees	51	15	51
Shareholders’ Reports	26	7	82
Directors’/Trustees’ Fees & Expenses	(11)	(2)	(18)
Professional Fees	15	5	48
Other	35	1	77

Total Fund Expenses	3,176	552	5,838

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	262	—
Fees Paid Indirectly (Note C)	—	—	1

Net Expenses	3,176	290	5,837

Net Investment Income (Loss)	30,077	4,512	50,524

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	194	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(732)	—	83,247
Affiliated Investment Companies Shares Sold	(9)	677	(30)
Transactions Allocated from Affiliated Investment Company**	—	3,725	—
Futures	(423)	—	393
Foreign Currency Transactions	61	—	(674)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(315,269)	—	(522,096)
Affiliated Investment Companies Shares	(4)	(3,450)	—
Transactions Allocated from Affiliated Investment Company	—	(18,634)	—
Futures	—	—	(2,270)
Translation of Foreign Currency-Denominated Amounts	(410)	—	(739)

Net Realized and Unrealized Gain (Loss)	(316,786)	(17,488)	(442,169)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(286,709)	$(12,976)	$(391,645)

**	Net of foreign capital gain taxes withheld of $0, $48 and $23, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $7,038 and $5,988, respectively)	—	—	$64,615	$39,703
Interest	—	—	22	76
Income from Securities Lending	—	—	2,173	9,586
Expenses Allocated from Affiliated Investment Companies	—	—	(4,187)	(6,352)

Income Distributions Received from Affiliated Investment Companies	$9,121	$2,793	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	9,121	2,793	62,623	43,013

Fund Expenses
Investment Management Fees	1,185	394	8,336	12,638
Accounting & Transfer Agent Fees	82	34	371	320
Custodian Fees	—	1	—	—
Filing Fees	18	13	49	60
Shareholders’ Reports	13	11	141	117
Directors’/Trustees’ Fees & Expenses	(5)	(2)	(25)	(21)
Professional Fees	2	1	9	8
Previously Waived Fees Recovered by Advisor (Note C)	21	—	—	—
Other	5	2	18	16

Total Fund Expenses	1,321	454	8,899	13,138

Fees Waived, Expenses Reimbursed by Advisor (Note C)	931	327	2,875	4,861

Net Expenses	390	127	6,024	8,277

Net Investment Income (Loss)	8,731	2,666	56,599	34,736

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	16,695	6,687	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(2,378)	1,489	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	122,342	117,172
Futures	—	(122)	—	—
Forward Currency Contracts	—	5,461	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	1	—	—
Affiliated Investment Companies Shares	(125,151)	(40,916)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(738,092)	(562,284)
Futures	—	(191)	—	—
Translation of Foreign Currency-Denominated Amounts	—	(1)	—	—
Forward Currency Contracts	—	254	—	—

Net Realized and Unrealized Gain (Loss)	(110,834)	(27,338)	(615,750)	(445,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(102,103)	$(24,672)	$(559,151)	$(410,376)

**	Net of foreign capital gain taxes withheld of $0, $0, $2,882 and $4,581, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio #
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $16,622, $0, $0 and $0, respectively)	$168,558	—	—	—
Interest	212	—	—	—
Income from Securities Lending	6,323	—	—	—
Expenses Allocated from Affiliated Investment Companies	(9,127)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	165,966	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $33,136, $337 and $576, respectively)	—	$322,193	$2,339	$4,575
Income from Securities Lending	—	19,589	115	12

Total Fund Investment Income	—	341,782	2,454	4,587

Fund Expenses
Investment Management Fees	25,290	46,886	564	525
Accounting & Transfer Agent Fees	625	1,924	25	25
Custodian Fees	—	5,243	74	64
Shareholder Servicing Fees
Class R2 Shares	18	—	—	—
Filing Fees	87	194	21	3
Shareholders’ Reports	234	541	8	17
Directors’/Trustees’ Fees & Expenses	(53)	(126)	—	(1)
Professional Fees	19	227	7	36
Other	42	659	—	9

Total Fund Expenses	26,262	55,548	699	678

Class R2 Shares	7	—	—	—
Institutional Class Shares	6,316	—	—	—
Fees Paid Indirectly (Note C)	—	(3)	—	—

Net Expenses	19,939	55,551	699	678

Net Investment Income (Loss)	146,027	286,231	1,755	3,909

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	200,057	10,215	(35)
Affiliated Investment Companies Shares Sold	—	(33)	(1)	—
Transactions Allocated from Affiliated Investment Company**	286,838	—	—	—
Futures	—	(11,549)	5	(268)
Foreign Currency Transactions	—	2,702	(34)	(375)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(3,040,148)	(25,264)	(27,100)
Affiliated Investment Companies Shares	—	(42)	—	—
Transactions Allocated from Affiliated Investment Company	(897,538)	—	—	—
Futures	—	(13,971)	(95)	(77)
Translation of Foreign Currency-Denominated Amounts	—	(2,099)	(5)	(14)

Net Realized and Unrealized Gain (Loss)	(610,700)	(2,865,083)	(15,179)	(27,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(464,673)	$(2,578,852)	$(13,424)	$(23,960)

**	Net of foreign capital gain taxes withheld of $6,818, $104, $327 and $6, respectively.
The Portfolio commenced operations on November 15, 2021.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,482	$152,804	$484,941	$828,078	$658	$1,172
Capital Gain Distributions Received from Investment Securities	—	—	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(16,952)	88,328	461,393	210,041	—	—
Affiliated Investment Companies Shares Sold	(20)	(10)	(328)	(21)	(247)	336
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(174)	2,035
Futures	(2,209)	14,606	(9,787)	79,338	—	35
Foreign Currency Transactions	(1,071)	515	(7,250)	769	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(713,393)	1,375,966	(4,721,852)	8,427,366	—	—
Affiliated Investment Companies Shares	(10)	(9)	49	(71)	(9,329)	14,525
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(5,376)	5,844
Futures	(5,513)	2,380	(17,509)	10,863	—	—
Translation of Foreign Currency-Denominated Amounts	(1,319)	(315)	(8,174)	(1,813)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(657,005)	1,634,265	(3,818,517)	9,554,550	(11,397)	23,947

Distributions:
Institutional Class Shares	(79,306)	(144,492)	(462,903)	(761,635)	(3,556)	(727)
Capital Share Transactions (1):
Shares Issued	755,250	711,780	3,265,039	5,674,163	9,120	44,864
Shares Issued in Lieu of Cash Distributions	73,628	134,111	444,641	732,468	3,556	727
Shares Redeemed	(706,767)	(1,003,971)	(2,900,802)	(5,535,524)	(9,326)	(12,748)

Net Increase (Decrease) from Capital Share Transactions	122,111	(158,080)	808,878	871,107	3,350	32,843

Total Increase (Decrease) in Net Assets	(614,200)	1,331,693	(3,472,542)	9,664,022	(11,603)	56,063
Net Assets
Beginning of Period	6,032,181	4,700,488	34,629,583	24,965,561	99,631	43,568

End of Period	$5,417,981	$6,032,181	$31,157,041	$34,629,583	$88,028	$99,631

(1) Shares Issued and Redeemed:
Shares Issued	28,962	26,957	211,455	365,542	628	3,098
Shares Issued in Lieu of Cash Distributions	2,772	5,054	28,498	47,003	241	58
Shares Redeemed	(27,404)	(38,575)	(188,104)	(359,922)	(649)	(886)

Net Increase (Decrease) from Shares Issued and Redeemed	4,330	(6,564)	51,849	52,623	220	2,270

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $11, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $5, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$155,063	$238,915	$4,474	$8,010	$5,328	$13,100
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	187,485	837,220	6,887	17,921	18,476	49,285
Futures	(1,311)	26,350	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,185,731)	2,927,439	(77,576)	31,604	(57,982)	75,175
Futures	(10,484)	3,416	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,854,978)	4,033,340	(66,215)	57,535	(34,178)	137,560

Distributions:
Institutional Class Shares	(726,164)	(220,133)	(18,487)	(10,581)	(42,269)	(12,808)
Capital Share Transactions (1):
Shares Issued	1,250,739	2,604,837	9,995	19,129	2,685	13,533
Shares Issued in Lieu of Cash Distributions	711,622	214,868	18,485	10,580	42,264	12,805
Shares Redeemed	(1,713,757)	(3,315,191)	(15,291)	(163,522)	(9,873)	(148,282)

Net Increase (Decrease) from Capital Share Transactions	248,604	(495,486)	13,189	(133,813)	35,076	(121,944)

Total Increase (Decrease) in Net Assets	(2,332,538)	3,317,721	(71,513)	(86,859)	(41,371)	2,808
Net Assets
Beginning of Period	13,465,853	10,148,132	379,837	466,696	381,490	378,682

End of Period	$11,133,315	$13,465,853	$308,324	$379,837	$340,119	$381,490

(1) Shares Issued and Redeemed:
Shares Issued	59,794	116,406	440	736	120	520
Shares Issued in Lieu of Cash Distributions	33,775	10,453	765	418	1,874	559
Shares Redeemed	(82,535)	(151,391)	(664)	(6,381)	(438)	(5,727)

Net Increase (Decrease) from Shares Issued and Redeemed	11,034	(24,532)	541	(5,227)	1,556	(4,648)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small		Continental Small		DFA International Real
	Company Portfolio***		Company Portfolio***		Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$589	$658	$7,546	$13,506	$98,436	$185,202
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(35,956)	(56,022)
Affiliated Investment Companies Shares Sold	—	—	—	—	(109)	(43)
Transactions Allocated from Affiliated Investment Company*,**	(1,183)	1,117	8,197	44,052	—	—
Futures	—	—	—	—	1,002	13,260
Foreign Currency Transactions	—	—	—	—	(444)	(485)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(534,204)	1,378,475
Affiliated Investment Companies Shares	—	—	—	—	(40)	(2)
Transactions Allocated from Affiliated Investment Company	(6,267)	7,530	(157,221)	216,160	—	—
Futures	—	—	—	—	(4,634)	3,086
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(1,474)	(414)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,861)	9,305	(141,478)	273,718	(477,423)	1,523,057

Distributions:
Institutional Class Shares	(1,618)	(589)	(24,130)	(13,461)	(447,007)	—
Capital Share Transactions (1):
Shares Issued	496	26,424	67,014	76,760	489,125	714,047
Shares Issued in Lieu of Cash Distributions	1,618	588	24,128	13,460	444,430	—
Shares Redeemed	(13,408)	(8,462)	(7,224)	(20,462)	(383,385)	(896,488)

Net Increase (Decrease) from Capital Share Transactions	(11,294)	18,550	83,918	69,758	550,170	(182,441)

Total Increase (Decrease) in Net Assets	(19,773)	27,266	(81,690)	330,015	(374,260)	1,340,616
Net Assets
Beginning of Period	44,133	16,867	867,759	537,744	5,987,464	4,646,848

End of Period	$24,360	$44,133	$786,069	$867,759	$5,613,204	$5,987,464

(1) Shares Issued and Redeemed:
Shares Issued	18	855	2,026	2,229	105,519	148,690
Shares Issued in Lieu of Cash Distributions	57	20	735	418	96,826	—
Shares Redeemed	(488)	(274)	(221)	(622)	(84,153)	(192,731)

Net Increase (Decrease) from Shares Issued and Redeemed	(413)	601	2,540	2,025	118,192	(44,041)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate		DFA International Small		International Vector Equity
	Securities Portfolio		Cap Value Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$365,299	$124,365	$173,515	$261,889	$50,104	$82,679
Capital Gain Distributions Received from Investment Securities	8,517	1,045	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	36,470	43,747	595,096	541,397	105,126	191,536
Affiliated Investment Companies Shares Sold	162,321	60,992	(39)	(1)	(27)	(7)
Futures	471	1,671	(12,050)	26,234	(151)	(437)
Foreign Currency Transactions	—	—	(826)	1,071	(900)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(194,929)	1,755,986	(1,732,510)	3,392,048	(546,673)	860,557
Affiliated Investment Companies Shares	(746,928)	1,097,358	19	(25)	11	(8)
Futures	—	—	(13,114)	9,695	(2,282)	826
Translation of Foreign Currency-Denominated Amounts	—	—	(4,266)	(1,012)	(947)	(279)

Net Increase (Decrease) in Net Assets Resulting from Operations	(368,779)	3,085,164	(994,175)	4,231,296	(395,739)	1,134,916

Distributions:
Institutional Class Shares	(480,433)	(186,953)	(366,572)	(258,254)	(127,309)	(74,200)
Capital Share Transactions (1):
Shares Issued	1,078,953	2,211,113	1,069,578	1,538,249	365,110	397,948
Shares Issued in Lieu of Cash Distributions	461,594	179,038	324,001	226,985	126,543	73,824
Shares Redeemed	(1,263,515)	(1,976,601)	(1,234,440)	(2,841,493)	(342,487)	(538,557)

Net Increase (Decrease) from Capital Share Transactions	277,032	413,550	159,139	(1,076,259)	149,166	(66,785)

Total Increase (Decrease) in Net Assets	(572,180)	3,311,761	(1,201,608)	2,896,783	(373,882)	993,931
Net Assets
Beginning of Period	10,537,586	7,225,825	12,784,711	9,887,928	3,716,790	2,722,859

End of Period	$9,965,406	$10,537,586	$11,583,103	$12,784,711	$3,342,908	$3,716,790

(1) Shares Issued and Redeemed:
Shares Issued	84,556	189,077	51,083	74,227	27,645	29,258
Shares Issued in Lieu of Cash Distributions	35,644	16,811	15,762	11,757	9,394	5,458
Shares Redeemed	(98,781)	(168,470)	(59,015)	(140,273)	(25,777)	(39,764)

Net Increase (Decrease) from Shares Issued and Redeemed	21,419	37,418	7,830	(54,289)	11,262	(5,048)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,077	$45,392	$4,512	$9,084
Capital Gain Distributions Received from Investment Securities	—	—	194	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(732)	43,197	—	—
Affiliated Investment Companies Shares Sold	(9)	(6)	677	252
Transactions Allocated from Affiliated Investment Company*,**	—	—	3,725	8,125
Futures	(423)	2,062	—	—
Foreign Currency Transactions	61	(81)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(315,269)	399,054	—	—
Affiliated Investment Companies Shares	(4)	(2)	(3,450)	7,908
Transactions Allocated from Affiliated Investment Company	—	—	(18,634)	68,735
Futures	—	145	—	—
Translation of Foreign Currency-Denominated Amounts	(410)	(61)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(286,709)	489,700	(12,976)	94,104

Distributions:
Institutional Class Shares	(37,005)	(43,180)	(5,601)	(8,755)
Capital Share Transactions (1):
Shares Issued	428,407	559,296	12,264	60,323
Shares Issued in Lieu of Cash Distributions	36,392	42,393	5,601	8,749
Shares Redeemed	(284,657)	(339,830)	(107,025)	(52,670)

Net Increase (Decrease) from Capital Share Transactions	180,142	261,859	(89,160)	16,402

Total Increase (Decrease) in Net Assets	(143,572)	708,379	(107,737)	101,751
Net Assets
Beginning of Period	2,183,724	1,475,345	308,666	206,915

End of Period	$2,040,152	$2,183,724	$200,929	$308,666

(1) Shares Issued and Redeemed:
Shares Issued	32,730	42,975	983	4,967
Shares Issued in Lieu of Cash Distributions	2,727	3,204	463	723
Shares Redeemed	(22,278)	(25,822)	(8,884)	(4,335)

Net Increase (Decrease) from Shares Issued and Redeemed	13,179	20,357	(7,438)	1,355

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0 and $48, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $84, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,524	$98,566	$8,731	$16,261	$2,666	$5,395
Capital Gain Distributions Received from Investment Securities	—	—	16,695	—	6,687	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	83,247	21,498	—	—	—	—
Affiliated Investment Companies Shares Sold	(30)	(2)	(2,378)	10,552	1,489	15,611
Futures	393	8,882	—	(18)	(122)	1,247
Foreign Currency Transactions	(674)	(357)	—	—	—	—
Forward Currency Contracts	—	—	—	—	5,461	694
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(522,096)	991,909	—	—	1	(19)
Affiliated Investment Companies Shares	—	(6)	(125,151)	283,947	(40,916)	88,688
Futures	(2,270)	1,632	—	—	(191)	196
Translation of Foreign Currency-Denominated Amounts	(739)	(210)	—	—	(1)	—
Forward Currency Contracts	—	—	—	—	254	121

Net Increase (Decrease) in Net Assets Resulting from Operations	(391,645)	1,121,912	(102,103)	310,742	(24,672)	111,933

Distributions:
Institutional Class Shares	(45,643)	(98,429)	(17,074)	(16,210)	(21,529)	(6,934)
Capital Share Transactions (1):
Shares Issued	355,923	608,060	172,538	205,873	18,261	40,778
Shares Issued in Lieu of Cash Distributions	45,407	97,865	16,038	15,000	21,408	6,900
Shares Redeemed	(406,185)	(850,479)	(164,239)	(196,293)	(44,026)	(92,479)

Net Increase (Decrease) from Capital Share Transactions	(4,855)	(144,554)	24,337	24,580	(4,357)	(44,801)

Total Increase (Decrease) in Net Assets	(442,143)	878,929	(94,840)	319,112	(50,558)	60,198
Net Assets
Beginning of Period	4,089,166	3,210,237	1,088,714	769,602	348,707	288,509

End of Period	$3,647,023	$4,089,166	$993,874	$1,088,714	$298,149	$348,707

(1) Shares Issued and Redeemed:
Shares Issued	26,807	45,421	7,919	9,724	873	2,016
Shares Issued in Lieu of Cash Distributions	3,388	7,267	721	711	1,017	372
Shares Redeemed	(30,333)	(64,633)	(7,488)	(9,418)	(2,094)	(4,584)

Net Increase (Decrease) from Shares Issued and Redeemed	(138)	(11,945)	1,152	1,017	(204)	(2,196)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $23, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $16, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets		Emerging Markets		Emerging Markets Value
	Portfolio***		Small Cap Portfolio***		Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$56,599	$140,092	$34,736	$114,098	$146,027	$420,462
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	122,342	398,700	117,172	592,687	286,838	675,824
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(738,092)	691,616	(562,284)	923,652	(897,538)	3,251,339

Net Increase (Decrease) in Net Assets Resulting from Operations	(559,151)	1,230,408	(410,376)	1,630,437	(464,673)	4,347,625

Distributions:
Class R2 Shares	—	—	—	—	(269)	(349)
Institutional Class Shares	(255,778)	(122,695)	(264,169)	(128,503)	(258,648)	(381,943)

Total Distributions	(255,778)	(122,695)	(264,169)	(128,503)	(258,917)	(382,292)

Capital Share Transactions (1):
Shares Issued	759,738	1,466,367	350,379	453,465	1,036,188	1,803,325
Shares Issued in Lieu of Cash Distributions	247,502	118,246	247,861	120,830	248,804	368,413
Shares Redeemed	(1,452,511)	(2,119,497)	(641,120)	(1,840,038)	(1,890,431)	(5,474,850)

Net Increase (Decrease) from Capital Share Transactions	(445,271)	(534,884)	(42,880)	(1,265,743)	(605,439)	(3,303,112)

Total Increase (Decrease) in Net Assets	(1,260,200)	572,829	(717,425)	236,191	(1,329,029)	662,221
Net Assets
Beginning of Period	6,225,187	5,652,358	5,115,924	4,879,733	13,271,710	12,609,489

End of Period	$4,964,987	$6,225,187	$4,398,499	$5,115,924	$11,942,681	$13,271,710

(1) Shares Issued and Redeemed:
Shares Issued	24,772	43,254	14,305	18,380	33,520	58,117
Shares Issued in Lieu of Cash Distributions	7,947	3,525	10,154	5,119	8,118	12,138
Shares Redeemed	(47,821)	(62,966)	(26,373)	(75,078)	(60,846)	(175,638)

Net Increase (Decrease) from Shares Issued and Redeemed	(15,102)	(16,187)	(1,914)	(51,579)	(19,208)	(105,383)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $2,882, $4,581 and $6,818, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $49, $2,304 and $11,984, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
					Period
	Six Months	Year	Six Months	Year	Nov 15, 2021
	Ended	Ended	Ended	Ended	to
	Apr 30, 2022	Oct 31, 2021	Apr 30, 2022	Oct 31, 2021	Apr 30, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$286,231	$670,994	$1,755	$5,084	$3,909
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	200,057	544,729	10,215	17,753	(35)
Affiliated Investment Companies Shares Sold	(33)	(14)	(1)	—	—
Futures	(11,549)	67,395	5	348	(268)
Foreign Currency Transactions	2,702	(15,240)	(34)	(82)	(375)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,040,148)	5,134,175	(25,264)	42,862	(27,100)
Affiliated Investment Companies Shares	(42)	(32)	—	—	—
Futures	(13,971)	15,950	(95)	67	(77)
Translation of Foreign Currency-Denominated Amounts	(2,099)	100	(5)	2	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,578,852)	6,418,057	(13,424)	66,034	(23,960)

Distributions:
Institutional Class Shares	(277,722)	(590,306)	(22,133)	(4,500)	(2,309)
Capital Share Transactions (1):
Shares Issued	3,718,719	4,891,169	37,167	53,547	449,246
Shares Issued in Lieu of Cash Distributions	263,598	560,095	21,501	4,385	2,246
Shares Redeemed	(3,432,751)	(6,904,346)	(47,904)	(54,708)	(63,284)

Net Increase (Decrease) from Capital Share Transactions	549,566	(1,453,082)	10,764	3,224	388,208

Total Increase (Decrease) in Net Assets	(2,307,008)	4,374,669	(24,793)	64,758	361,939
Net Assets
Beginning of Period	29,155,369	24,780,700	234,921	170,163	—

End of Period	$26,848,361	$29,155,369	$210,128	$234,921	$361,939

(1) Shares Issued and Redeemed:
Shares Issued	153,108	191,908	3,159	4,233	45,173
Shares Issued in Lieu of Cash Distributions	10,698	22,111	1,847	389	228
Shares Redeemed	(140,648)	(273,309)	(3,971)	(4,246)	(6,471)

Net Increase (Decrease) from Shares Issued and Redeemed	23,158	(59,290)	1,035	376	38,930

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $104, $327 and $6, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $257, $239 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.63		$20.90	$22.78	$21.29	$23.52	$19.52	$16.35		$12.08	$13.19	$12.65	$14.23$	11.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38		0.70	0.49	0.70	0.66	0.58	0.23		0.40	0.28	0.41	0.38	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.32)		6.70	(1.87)	1.47	(2.25)	4.00	(2.01)		4.24	(1.11)	0.53	(1.60)	2.63

Total from Investment Operations	(2.94)		7.40	(1.38)	2.17	(1.59)	4.58	(1.78)		4.64	(0.83)	0.94	(1.22)	2.97

Less Distributions:
Net Investment Income	(0.36)		(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.22)		(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Total Distributions	(0.36)		(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.22)		(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Net Asset Value, End of Period	$24.33		$27.63	$20.90	$22.78	$21.29	$23.52	$14.35		$16.35	$12.08	$13.19	$12.65$	14.23

Total Return	(10.75	%)(B)	35.55%	(6.05%)	10.38%	(6.97%)	23.79%	(11.01	%)(B)	38.56%	(6.32%)	7.67%	(8.79%)	26.02%

Net Assets, End of Period (thousands)	$5,417,981		$6,032,181	$4,700,488	$5,356,475	$4,587,406	$4,723,090	$31,157,041		$34,629,583	$24,965,561	$30,559,427	$27,174,589	$25,443,968
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.19%	0.22%	0.23%	0.23%	0.25%	0.23	%(C)	0.25%	0.30%	0.29%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.19%	0.23%	0.24%	0.23%	0.25%	0.23	%(C)	0.25%	0.30%	0.31%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.87	%(C)	2.65%	2.31%	3.22%	2.78%	2.72%	2.91	%(C)	2.56%	2.24%	3.21%	2.67%	2.62%
Portfolio Turnover Rate	4	%(B)	14%	19%	7%	8%	10%	5	%(B)	8%	4%	6%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio								International Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$15.52		$10.50	$11.07	$10.73	$11.53	$10.00		$23.29		$16.84	$18.21	$18.46	$21.52$	17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.22	0.15	0.18	0.19	0.14		0.26		0.41	0.33	0.43	0.46	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.81)		4.97	(0.55)	0.27	(0.75)	1.39		(3.40)		6.42	(0.93)	0.58	(2.41)	4.13

Total from Investment Operations	(1.71)		5.19	(0.40)	0.45	(0.56)	1.53		(3.14)		6.83	(0.60)	1.01	(1.95)	4.54

Less Distributions:
Net Investment Income	(0.25)		(0.17)	(0.17)	(0.11)	(0.17)	—		(0.46)		(0.38)	(0.37)	(0.44)	(0.44)	(0.34)
Net Realized Gains	(0.30)		—	—	—	(0.07)	—		(0.79)		—	(0.40)	(0.82)	(0.67)	(0.46)

Total Distributions	(0.55)		(0.17)	(0.17)	(0.11)	(0.24)	—		(1.25)		(0.38)	(0.77)	(1.26)	(1.11)	(0.80)

Net Asset Value, End of Period	$13.26		$15.52	$10.50	$11.07	$10.73	$11.53		$18.90		$23.29	$16.84	$18.21	$18.46$	21.52

Total Return	(11.38	%)(B)	49.81%	(3.75%)	4.29%	(5.02%)	15.30	%(B)	(14.01	%)(B)	40.83%	(3.64%)	6.44%	(9.54%)	26.54%

Net Assets, End of Period (thousands)	$88,028		$99,631	$43,568	$41,286	$31,380	$15,021		$11,133,315		$13,465,853	$10,148,132	$12,750,110	$12,656,204	$13,490,290
Ratio of Expenses to Average Net Assets *(D)	0.45	%(C)	0.47%	0.47%	0.49%	0.49%	0.42	%(C)(E)	0.42	%(C)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.68	%(C)	0.71%	0.85%	0.93%	0.90%	1.14	%(C)(E)	0.42	%(C)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.38	%(C)	1.49%	1.50%	1.69%	1.58%	1.74	%(C)(E)	2.49	%(C)	1.90%	1.96%	2.44%	2.18%	2.14%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.23	%(C)	0.24%	0.27%	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$25.80		$23.39	$24.89	$25.70	$28.56	$23.01	$26.94		$20.13	$21.11	$20.83	$23.71	$21.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30		0.44	0.40	0.45	0.43	0.37	0.35		0.75	0.75	0.77	0.84	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.64)		2.51	(0.91)	0.37	(2.59)	5.61	(2.66)		6.74	(0.77)	0.19	(2.76)	2.45

Total from Investment Operations	(4.34)		2.95	(0.51)	0.82	(2.16)	5.98	(2.31)		7.49	(0.02)	0.96	(1.92)	3.19

Less Distributions:
Net Investment Income	(0.53)		(0.54)	(0.61)	(0.28)	(0.70)	(0.43)	(1.07)		(0.68)	(0.96)	(0.68)	(0.96)	(0.75)
Net Realized Gains	(0.73)		—	(0.38)	(1.35)	—	—	(1.92)		—	—	—	—	—

Total Distributions	(1.26)		(0.54)	(0.99)	(1.63)	(0.70)	(0.43)	(2.99)		(0.68)	(0.96)	(0.68)	(0.96)	(0.75)

Net Asset Value, End of Period	$20.20		$25.80	$23.39	$24.89	$25.70	$28.56	$21.64		$26.94	$20.13	$21.11	$20.83	$23.71

Total Return	(17.63	%)(B)	12.66%	(2.32%)	4.01%	(7.82%)	26.56%	(9.03	%)(B)	37.81%	(0.23%)	4.81%	(8.51%)	15.70%

Net Assets, End of Period (thousands)	$308,324		$379,837	$466,696	$640,068	$622,650	$647,978	$340,119		$381,490	$378,682	$340,649	$346,335	$332,153
Ratio of Expenses to Average Net Assets (F)	0.43	%(C)	0.47%	0.54%	0.55%	0.53%	0.54%	0.44	%(C)	0.48%	0.54%	0.57%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.53	%(C)	0.57%	0.64%	0.65%	0.63%	0.64%	0.54	%(C)	0.58%	0.64%	0.67%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.57	%(C)	1.69%	1.74%	1.91%	1.49%	1.50%	3.00	%(C)	3.01%	3.92%	3.65%	3.57%	3.41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$31.72		$21.35	$27.85	$26.95	$32.67	$27.21	$35.27		$23.82	$24.84	$24.37	$28.24	$21.48

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49		0.58	0.43	0.76	0.85	0.87	0.29		0.57	0.40	0.55	0.61	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.10)		10.31	(4.00)	1.68	(3.65)	6.67	(5.62)		11.45	(1.04)	1.23	(3.68)	6.73

Total from Investment Operations	(5.61)		10.89	(3.57)	2.44	(2.80)	7.54	(5.33)		12.02	(0.64)	1.78	(3.07)	7.18

Less Distributions:
Net Investment Income	(0.65)		(0.52)	(0.68)	(0.47)	(0.79)	(0.93)	(0.30)		(0.57)	(0.38)	(0.51)	(0.59)	(0.42)
Net Realized Gains	(0.55)		—	(2.25)	(1.07)	(2.13)	(1.15)	(0.68)		—	—	(0.80)	(0.21)	—

Total Distributions	(1.20)		(0.52)	(2.93)	(1.54)	(2.92)	(2.08)	(0.98)		(0.57)	(0.38)	(1.31)	(0.80)	(0.42)

Net Asset Value, End of Period	$24.91		$31.72	$21.35	$27.85	$26.95	$32.67	$28.96		$35.27	$23.82	$24.84	$24.37	$28.24

Total Return	(18.17	%)(B)	51.31%	(15.27%)	10.14%	(9.34%)	29.28%	(15.44	%)(B)	50.70%	(2.63%)	7.94%	(11.14%)	33.68%

Net Assets, End of Period (thousands)	$24,360		$44,133	$16,867	$26,540	$36,351	$45,177	$786,069		$867,759	$537,744	$657,105	$645,651	$592,347
Ratio of Expenses to Average Net Assets (F)	0.57	%(C)	0.59%	0.59%	0.59%	0.58%	0.59%	0.43	%(C)	0.47%	0.54%	0.56%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.70	%(C)	0.74%	0.86%	0.82%	0.68%	0.71%	0.53	%(C)	0.57%	0.64%	0.66%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.40	%(C)	1.88%	1.89%	2.92%	2.75%	2.93%	1.78	%(C)	1.76%	1.68%	2.30%	2.16%	1.78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$5.04		$3.77	$5.61$	4.85	$5.07$	5.23	$13.29		$9.57		$12.71		$10.71		$10.90		$10.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.16	0.15	0.20	0.22	0.21	0.45		0.16		0.68		0.34	**	0.48		0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.45)		1.11	(1.35)	0.83	(0.22)	0.04	(0.90)		3.80		(3.00)		2.16	**	(0.26)		0.15

Total from Investment Operations	(0.37)		1.27	(1.20)	1.03	—	0.25	(0.45)		3.96		(2.32)		2.50		0.22		0.58

Less Distributions:
Net Investment Income	(0.37)		—	(0.64)	(0.27)	(0.22)	(0.41)	(0.48)		(0.20)		(0.70)		(0.50)		(0.34)		(0.49)
Net Realized Gains	—		—	—	—	—	—	(0.12)		(0.04)		(0.12)		(—)		(0.07)		(0.03)

Total Distributions	(0.37)		—	(0.64)	(0.27)	(0.22)	(0.41)	(0.60)		(0.24)		(0.82)		(0.50)		(0.41)		(0.52)

Net Asset Value, End of Period	$4.30		$5.04	$3.77$	5.61	$4.85$	5.07	$12.24		$13.29		$9.57		$12.71		$10.71		$10.90

Total Return	(7.76	%)(B)	33.69%	(23.98%)	22.54%	(0.24%)	5.46%	(3.60	%)(B)	42.08%		(19.28%)		24.55%		1.91%		5.82%

Net Assets, End of Period (thousands)	$5,613,204		$5,987,464	$4,646,848	$6,297,963	$5,442,507$	5,497,753	$9,965,406		$10,537,586		$7,225,825		$9,269,011		$7,475,924		$6,753,782
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.26%	0.27%	0.28%	0.28%	0.24	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.28%	0.28%	0.28%	0.33	%(C)(D)	0.34	%(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)	0.37	%(D)
Ratio of Net Investment Income to Average Net Assets	3.35	%(C)	3.29%	3.61%	4.01%	4.27%	4.19%	7.07	%(C)	1.33%		6.44%		2.95	%**	4.42%		4.03%
Portfolio Turnover Rate	3	%(B)	8%	12%	8%	5%	1%	1	%(B)	1%		0%		0%		3%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.10	%(C)	0.11%		0.12%		0.13%		0.13%		0.15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.14		$15.65	$18.58	$19.24	$23.51	$19.31	$14.51		$10.42	$11.62	$11.74	$13.33	$10.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30		0.44	0.33	0.45	0.47	0.39	0.19		0.32	0.23	0.33	0.32	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.02)		6.48	(2.65)	(0.01)	(3.44)	4.72	(1.70)		4.06	(1.20)	0.24	(1.56)	2.57

Total from Investment Operations	(1.72)		6.92	(2.32)	0.44	(2.97)	5.11	(1.51)		4.38	(0.97)	0.57	(1.24)	2.85

Less Distributions:
Net Investment Income	(0.47)		(0.43)	(0.32)	(0.48)	(0.56)	(0.29)	(0.23)		(0.29)	(0.23)	(0.34)	(0.30)	(0.28)
Net Realized Gains	(0.16)		—	(0.29)	(0.62)	(0.74)	(0.62)	(0.27)		—	—	(0.35)	(0.05)	(0.02)

Total Distributions	(0.63)		(0.43)	(0.61)	(1.10)	(1.30)	(0.91)	(0.50)		(0.29)	(0.23)	(0.69)	(0.35)	(0.30)

Net Asset Value, End of Period	$19.79		$22.14	$15.65	$18.58	$19.24	$23.51	$12.50		$14.51	$10.42	$11.62	$11.74	$13.33

Total Return	(7.85	%)(B)	44.61%	(13.03%)	2.94%	(13.37%)	27.49%	(10.68	%)(B)	42.24%	(8.41%)	5.49%	(9.52%)	26.83%

Net Assets, End of Period (thousands)	$11,583,103		$12,784,711	$9,887,928	$13,428,084	$13,787,695	$16,162,471	$3,342,908		$3,716,790	$2,722,859	$2,578,134	$2,441,217	$2,529,852
Ratio of Expenses to Average Net Assets	0.47	%(C)	0.53%	0.65%	0.68%	0.68%	0.68%	0.37	%(C)	0.42%	0.47%	0.50%	0.48%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.47	%(C)	0.53%	0.66%	0.69%	0.68%	0.68%	0.37	%(C)	0.42%	0.48%	0.50%	0.48%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.83	%(C)	2.13%	2.02%	2.48%	2.10%	1.85%	2.82	%(C)	2.35%	2.20%	2.94%	2.40%	2.36%
Portfolio Turnover Rate	12	%(B)	15%	14%	18%	23%	21%	10	%(B)	15%	18%	17%	12%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio								World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$13.73		$10.64	$10.74	$9.71	$10.68	$10.00		$12.67		$8.99		$10.97		$11.16		$12.71		$10.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.30	0.21	0.27	0.26	0.08		0.20		0.38		0.25		0.35		0.34		0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.84)		3.08	(0.13)	1.00	(1.01)	0.66		(0.77)		3.66		(1.96)		0.04		(1.48)		2.33

Total from Investment Operations	(1.66)		3.38	0.08	1.27	(0.75)	0.74		(0.57)		4.04		(1.71)		0.39		(1.14)		2.64

Less Distributions:
Net Investment Income	(0.11)		(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.23)		(0.36)		(0.27)		(0.35)		(0.41)		(0.24)
Net Realized Gains	(0.11)		—	—	—	—	—		—		—		—		(0.23)		—		—

Total Distributions	(0.22)		(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.23)		(0.36)		(0.27)		(0.58)		(0.41)		(0.24)

Net Asset Value, End of Period	$11.85		$13.73	$10.64	$10.74	$9.71	$10.68		$11.87		$12.67		$8.99		$10.97		$11.16		$12.71

Total Return	(12.26	%)(B)	31.85%	0.80%	13.19%	(7.20%)	7.38	%(B)	(4.53	%)(B)	45.23%		(15.76%)		3.75%		(9.22%)		25.97%

Net Assets, End of Period (thousands)	$2,040,152		$2,183,724	$1,475,345	$658,448	$266,868	$67,793		$200,929		$308,666		$206,915		$302,369		$240,668		$246,551
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.30%	0.33%	0.35%	0.31	%(C)(E)	0.42	%(C)(D)	0.44	%(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)	0.52	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.30%	0.31%	0.34%	0.35%	0.65	%(C)(E)	0.61	%(C)(D)	0.64	%(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)	0.75	%(D)
Ratio of Net Investment Income to Average Net Assets	2.72	%(C)	2.30%	1.97%	2.69%	2.41%	1.76	%(C)(E)	3.25	%(C)	3.14%		2.56%		3.25%		2.72%		2.69%
Portfolio Turnover Rate	8	%(B)	15%	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A		0.19	%(C)	0.20%		0.23%		0.24%		0.24%		0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$13.84		$10.44	$11.17	$10.65	$12.15	$9.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.33	0.24	0.33	0.31	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.50)		3.40	(0.74)	0.56	(1.52)	2.21

Total from Investment Operations	(1.33)		3.73	(0.50)	0.89	(1.21)	2.48

Less Distributions:
Net Investment Income	(0.16)		(0.33)	(0.23)	(0.32)	(0.29)	(0.26)
Net Realized Gains	—		—	—	(0.05)	—	—

Total Distributions	(0.16)		(0.33)	(0.23)	(0.37)	(0.29)	(0.26)

Net Asset Value, End of Period	$12.35		$13.84	$10.44	$11.17	$10.65	$12.15

Total Return	(9.72	%)(B)	35.87%	(4.42%)	8.64%	(10.22%)	25.33%

Net Assets, End of Period (thousands)	$3,647,023		$4,089,166	$3,210,237	$3,719,313	$3,129,791	$2,805,367
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.32%	0.35%	0.37%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.32%	0.36%	0.38%	0.37%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.58	%(C)	2.49%	2.26%	3.02%	2.56%	2.48%
Portfolio Turnover Rate	6	%(B)	6%	13%	8%	4%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$22.56		$16.29	$16.42	$15.40	$16.06	$13.14	$22.35		$16.21	$16.54	$15.71	$16.52	$13.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.34	0.29	0.35	0.31	0.29	0.17		0.33	0.28	0.35	0.31	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.28)		6.27	(0.10)	1.13	(0.64)	2.98	(1.75)		6.21	(0.18)	1.12	(0.66)	2.98

Total from Investment Operations	(2.10)		6.61	0.19	1.48	(0.33)	3.27	(1.58)		6.54	0.10	1.47	(0.35)	3.27

Less Distributions:
Net Investment Income	(0.18)		(0.34)	(0.29)	(0.35)	(0.30)	(0.30)	(0.44)		(0.20)	(0.43)	(0.44)	(0.27)	(0.30)
Net Realized Gains	(0.17)		—	(0.03)	(0.11)	(0.03)	(0.05)	(0.97)		(0.20)	—	(0.20)	(0.19)	(0.12)

Total Distributions	(0.35)		(0.34)	(0.32)	(0.46)	(0.33)	(0.35)	(1.41)		(0.40)	(0.43)	(0.64)	(0.46)	(0.42)

Net Asset Value, End of Period	$20.11		$22.56	$16.29	$16.42	$15.40	$16.06	$19.36		$22.35	$16.21	$16.54	$15.71	$16.52

Total Return	(9.46	%)(B)	40.75%	1.25%	9.94%	(2.16%)	25.14%	(7.59	%)(B)	40.81%	0.47%	10.10%	(2.28%)	24.54%

Net Assets, End of Period (thousands)	$993,874		$1,088,714	$769,602	$879,553	$741,512	$546,891	$298,149		$348,707	$288,509	$375,832	$403,195	$402,204
Ratio of Expenses to Average Net Assets *(D)	0.27	%(C)	0.28%	0.32%	0.33%	0.35%	0.35%	0.31	%(C)	0.32%	0.36%	0.37%	0.34%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.44	%(C)	0.46%	0.56%	0.60%	0.59%	0.60%	0.51	%(C)	0.53%	0.61%	0.63%	0.60%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.62	%(C)	1.64%	1.81%	2.23%	1.89%	1.95%	1.62	%(C)	1.60%	1.78%	2.25%	1.87%	1.90%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.22%	0.25%	0.27%	0.27%	0.28%	0.23	%(C)	0.25%	0.28%	0.30%	0.29%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$33.05		$27.64	$27.56	$25.46	$29.55$	24.12	$26.03		$19.67	$20.07	$18.72	$23.49	$20.39

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.74	0.55	0.73	0.61	0.49	0.17		0.52	0.41	0.48	0.53	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.31)		5.32	0.07	2.05	(4.14)	5.43	(2.24)		6.41	(0.24)	1.87	(4.22)	3.58

Total from Investment Operations	(3.00)		6.06	0.62	2.78	(3.53)	5.92	(2.07)		6.93	0.17	2.35	(3.69)	4.07

Less Distributions:
Net Investment Income	(0.22)		(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(0.66)		(0.57)	(0.44)	(0.46)	(0.53)	(0.51)
Net Realized Gains	(1.17)		—	—	—	—	—	(0.70)		—	(0.13)	(0.54)	(0.55)	(0.46)

Total Distributions	(1.39)		(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(1.36)		(0.57)	(0.57)	(1.00)	(1.08)	(0.97)

Net Asset Value, End of Period	$28.66		$33.05	$27.64	$27.56	$25.46$	29.55	$22.60		$26.03	$19.67	$20.07	$18.72	$23.49

Total Return	(9.41	%)(B)	21.91%	2.36%	11.06%	(12.14%)	24.83%	(8.31	%)(B)	35.51%	0.81%	12.96%	(16.45%)	21.00%

Net Assets, End of Period (thousands)	$4,964,987		$6,225,187	$5,652,358	$5,968,318	$5,394,188$	6,632,914	$4,398,499		$5,115,924	$4,879,733	$6,423,859	$6,304,406	$7,249,717
Ratio of Expenses to Average Net Assets (F)	0.36	%(C)	0.39%	0.44%	0.48%	0.47%	0.50%	0.60	%(C)	0.63%	0.69%	0.72%	0.70%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.46	%(C)	0.49%	0.54%	0.58%	0.57%	0.60%	0.80	%(C)	0.83%	0.89%	0.92%	0.90%	0.93%
Ratio of Net Investment Income to Average Net Assets	1.97	%(C)	2.19%	2.07%	2.70%	2.08%	1.88%	1.43	%(C)	2.10%	2.20%	2.44%	2.31%	2.32%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.28		$23.78	$27.16	$26.64	$30.13	$24.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.82	0.59	0.63	0.63	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.52)		7.45	(3.27)	0.56	(3.48)	5.60

Total from Investment Operations	(1.20)		8.27	(2.68)	1.19	(2.85)	5.91

Less Distributions:
Net Investment Income	(0.59)		(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Total Distributions	(0.59)		(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Net Asset Value, End of Period	$29.48		$31.28	$23.78	$27.16	$26.64	$30.13

Total Return.	(3.92	%)(B)	34.91%	(9.98%)	4.57%	(9.66%)	24.11%

Net Assets, End of Period (thousands)	$14,307		$13,709	$12,587	$29,146	$25,150	$31,198
Ratio of Expenses to Average Net Assets (F)	0.71	%(C)	0.74%	0.77%	0.81%	0.80%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.81	%(C)	0.84%	0.87%	0.91%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	2.09	%(C)	2.68%	2.41%	2.29%	2.07%	1.19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.48		$23.93	$27.34	$26.81	$30.32	$24.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.90	0.71	0.70	0.73	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.53)		7.50	(3.35)	0.57	(3.53)	5.40

Total from Investment Operations	(1.17)		8.40	(2.64)	1.27	(2.80)	6.01

Less Distributions:
Net Investment Income	(0.63)		(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Total Distributions	(0.63)		(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Net Asset Value, End of Period	$29.68		$31.48	$23.93	$27.34	$26.81	$30.32

Total Return	(3.77	%)(B)	35.24%	(9.75%)	4.83%	(9.45%)	24.41%

Net Assets, End of Period (thousands)	$11,928,375		$13,258,001	$12,596,902	$17,161,936	$16,431,410	$19,383,230
Ratio of Expenses to Average Net Assets (F)	0.46	%(C)	0.49%	0.52%	0.56%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.56	%(C)	0.59%	0.62%	0.66%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.31	%(C)	2.92%	2.87%	2.54%	2.37%	2.23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$25.16		$20.34	$20.59$	18.95	$22.38$	18.40	$13.13		$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.57	0.43	0.53	0.50	0.42	0.10		0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.46)		4.76	(0.22)	1.64	(3.47)	3.95	(0.84)		3.39	(0.59)	0.20

Total from Investment Operations	(2.21)		5.33	0.21	2.17	(2.97)	4.37	(0.74)		3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.24)		(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(0.42)		(0.23)	(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.87)		(0.02)	(0.11)	—

Total Distributions	(0.24)		(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(1.29)		(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$22.71		$25.16	$20.34$	20.59	$18.95$	22.38	$11.10		$13.13	$9.71	$10.43

Total Return	(8.86	%)(B)	26.19%	1.13%	11.61%	(13.48%)	24.02%	(6.09	%)(B)	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$26,848,361		$29,155,369	$24,780,700	$28,622,610	$25,372,759	$27,085,722	$210,128		$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.39	%(C)	0.42%	0.49%	0.52%	0.52%	0.55%	0.65	%(C)	0.72%	0.84%	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39	%(C)	0.42%	0.50%	0.53%	0.52%	0.56%	0.65	%(C)	0.72%	0.87%	0.95	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	2.01	%(C)	2.26%	2.19%	2.62%	2.25%	2.08%	1.62	%(C)	2.19%	2.26%	2.30	%(C)(E)
Portfolio Turnover Rate	5	%(B)	10%	15%	4%	4%	4%	12	%(B)	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Ex China Core Equity Portfolio
	Period Nov 15, 2021 to Apr 30, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.75)

Total from Investment Operations	(0.64)

Less Distributions:
Net Investment Income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$9.30

Total Return	(6.40	%)(B)

Net Assets, End of Period (thousands)	$361,939
Ratio of Expenses to Average Net Assets	0.43	%(C)
Ratio of Net Investment Income to Average Net Assets	2.44	%(C)
Portfolio Turnover Rate	17	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-three (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2022, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/22

Japanese Small Company Portfolio	The Japanese Small Company Series	11%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	21%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	2%

Continental Small Company Portfolio	The Continental Small Company Series	15%

Emerging Markets Portfolio	The Emerging Markets Series	99%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%

Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22

International Small Company Portfolio	The Continental Small Company Series	85%

	The Japanese Small Company Series	89%

	The United Kingdom Small Company Series	98%

	The Asia Pacific Small Company Series	79%

	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—

	The Continental Small Company Series	—

	The Japanese Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22

	The Asia Pacific Small Company Series	—

	The Canadian Small Company Series	—

	The Emerging Markets Small Cap Series	—

	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	5%

	DFA International Real Estate Securities Portfolio	62%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%

	DFA International Small Cap Value Portfolio	—

	The DFA International Value Series	1%

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%

	International Core Equity Portfolio	1%

	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%

	International Core Equity Portfolio	—

	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.38	%*
International Small Company Portfolio	0.28	%*
Japanese Small Company Portfolio	0.38	%*
Asia Pacific Small Company Portfolio	0.38	%*
United Kingdom Small Company Portfolio	0.39	%*
Continental Small Company Portfolio	0.38	%*
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%

DFA International Small Cap Value Portfolio	0.43%*
International Vector Equity Portfolio	0.33%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.36%*
World ex U.S. Core Equity Portfolio	0.25%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.40%*
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
Portfolio
Global Small Company Portfolio	0.40%	0.35%
International Small Company Portfolio	0.30%	0.25%
Japanese Small Company Portfolio	0.40%	0.35%
Asia Pacific Small Company Portfolio	0.40%	0.35%
United Kingdom Small Company Portfolio	0.40%	0.35%
Continental Small Company Portfolio	0.40%	0.35%
DFA International Small Cap Value Portfolio	0.45%	0.39%
International Vector Equity Portfolio	0.35%	0.30%
World ex U.S. Value Portfolio	0.37%	0.32%
Emerging Markets Value Portfolio	0.41%	0.38%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio,

World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$1	$111	$573
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	174	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	178	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	13	17	29
Continental Small Company Portfolio (4)	0.42%	0.35%	—	424	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	68	4,541	26,640
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	262	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	21	931	600
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	327	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	2,875	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	4,861	—
Emerging Markets Value Portfolio (11)	—	0.38%	—	6,316	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	—	—	—

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.38%	—	$7	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit

was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$1
International Core Equity Portfolio	(19)
DFA International Real Estate Securities Portfolio	(1)
DFA Global Real Estate Securities Portfolio	2
DFA International Small Cap Value Portfolio	(4)
World ex U.S. Core Equity Portfolio	1
Emerging Markets Core Equity Portfolio	(3)

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$52
International Core Equity Portfolio	167
Global Small Company Portfolio	(—)
International Small Company Portfolio	159
Japanese Small Company Portfolio	8
Asia Pacific Small Company Portfolio	5
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	3
DFA International Real Estate Securities Portfolio	39
DFA Global Real Estate Securities Portfolio	28
DFA International Small Cap Value Portfolio	227
International Vector Equity Portfolio	17
International High Relative Profitability Portfolio	(4)
World ex U.S. Value Portfolio	1
World ex U.S. Core Equity Portfolio	8
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	2
Emerging Markets Portfolio	80
Emerging Markets Small Cap Portfolio	71
Emerging Markets Value Portfolio	317
Emerging Markets Core Equity Portfolio	204
Emerging Markets Targeted Value Portfolio	(—)
Emerging Markets ex China Core Equity Portfolio	(2)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$326,230	$222,424
International Core Equity Portfolio	$2,392,098	$1,590,658
DFA International Real Estate Securities Portfolio	$427,486	$180,946
DFA Global Real Estate Securities Portfolio	$208,524	$42,652

	Purchases	Sales
DFA International Small Cap Value Portfolio	$1,472,958	$1,610,902
International Vector Equity Portfolio	$391,618	$335,516
International High Relative Profitability Portfolio	$349,467	$177,162
World ex U.S. Core Equity Portfolio	$249,418	$250,948
Emerging Markets Core Equity Portfolio	$1,948,065	$1,482,996
Emerging Markets Targeted Value Portfolio	$25,189	$34,690
Emerging Markets ex China Core Equity Portfolio	$445,684	$60,380

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$301,125	$1,036,360	$878,443	$(20)	$(10)	$459,012	39,683	$238	—

Total	$301,125	$1,036,360	$878,443	$(20)	$(10)	$459,012	39,683	$238	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,595,008	$4,085,128	$3,303,544	$(328)	$49	$2,376,313	205,439	$1,383	—

Total	$1,595,008	$4,085,128	$3,303,544	$(328)	$49	$2,376,313	205,439	$1,383	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$58,397	$7,198	$3,876	$(247)	$(9,329)	$52,143	1,276	$267	$3,071

Total	$58,397	$7,198	$3,876	$(247)	$(9,329)	$52,143	1,276	$267	$3,071

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$310,546	$1,491,345	$1,479,770	$(109)	$(40)	$321,972	27,835	$143	—

Total	$310,546	$1,491,345	$1,479,770	$(109)	$(40)	$321,972	27,835	$143	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,666,704	$438,982	$86,593	$(14,482)	$(551,409)	$3,453,202	803,070	$275,009	—
DFA Real Estate Securities Portfolio	839,611	—	281,193	176,743	(195,512)	539,649	11,467	10,870	$8,517
The DFA Short Term Investment Fund	217,045	840,164	973,275	60	(7)	83,987	7,261	126	—

Total	$4,723,360	$1,279,146	$1,341,061	$162,321	$(746,928)	$4,076,838	821,798	$286,005	$8,517

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$383,591	$835,373	$700,319	$(39)	$19	$518,625	44,837	$323	—

Total	$383,591	$835,373	$700,319	$(39)	$19	$518,625	44,837	$323	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,988	$442,041	$341,562	$(27)	$11	$243,451	21,047	$146	—

Total	$142,988	$442,041	$341,562	$(27)	$11	$243,451	21,047	$146	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$96,296	$464,261	$420,213	$(9)	$(4)	$140,331	12,132	—	—

Total	$96,296	$464,261	$420,213	$(9)	$(4)	$140,331	12,132	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$27,414	$1,250	$9,244	$677	$(3,450)	$16,647	841	$565	$194

Total	$27,414	$1,250	$9,244	$677	$(3,450)	$16,647	841	$565	$194

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$144,554	$406,507	$351,194	$(30)	—	$199,837	17,276	$121	—

Total	$144,554	$406,507	$351,194	$(30)	—	$199,837	17,276	$121	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$643,173	$94,515	$73,123	$(1,421)	$(74,331)	$588,813	18,366	$3,604	$16,695
International Core Equity Portfolio	315,518	42,050	32,664	(553)	(38,462)	285,889	19,923	4,258	—
Emerging Markets Core Equity Portfolio	131,060	15,940	15,588	(404)	(12,358)	118,650	5,225	1,259	—

Total	$1,089,751	$152,505	$121,375	$(2,378)	$(125,151)	$993,352	43,514	$9,121	$16,695

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$187,179	$12,723	$15,555	$313	$(22,715)	$161,945	5,558	$968	$6,687
International Core Equity Portfolio	93,920	7,783	10,893	716	(11,878)	79,648	5,550	1,237	—
Emerging Markets Core Equity Portfolio	62,856	6,062	9,559	460	(6,323)	53,496	2,356	587	—

Total	$343,955	$26,568	$36,007	$1,489	$(40,916)	$295,089	13,464	$2,792	$6,687

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$524,680	$1,195,903	$1,271,246	$(33)	$(42)	$449,262	38,840	$386	—

Total	$524,680	$1,195,903	$1,271,246	$(33)	$(42)	$449,262	38,840	$386	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,070	$9,225	$10,850	$(1)	—	$1,444	125	—	—

Total	$3,070	$9,225	$10,850	$(1)	—	$1,444	125	—	—

Emerging Markets ex China Core Equity Portfolio
DFA Short Term Investment Fund	—	$10,480	$9,280	—	—	$1,200	104	$1	—

Total	—	$10,480	$9,280	—	—	$1,200	104	$1	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2020	$119,035	—	—	$119,035
2021	144,492	—	—	144,492
International Core Equity Portfolio
2020	616,813	—	—	616,813
2021	761,635	—	—	761,635
Global Small Company Portfolio
2020	627	—	—	627
2021	727	—	—	727
International Small Company Portfolio
2020	251,539	$278,423	—	529,962
2021	220,133	—	—	220,133
Japanese Small Company Portfolio
2020	14,224	9,019	—	23,243
2021	10,581	—	—	10,581
Asia Pacific Small Company Portfolio
2020	14,178	—	—	14,178
2021	12,808	—	—	12,808
United Kingdom Small Company Portfolio
2020	969	1,478	—	2,447
2021	588	—	—	588
Continental Small Company Portfolio
2020	8,902	—	—	8,902
2021	13,462	—	—	13,462
DFA International Real Estate Securities Portfolio
2020	717,271	—	—	717,271
2021	—	—	—	—
DFA Global Real Estate Securities Portfolio
2020	509,001	90,019	—	599,020
2021	153,865	33,088	—	186,953
DFA International Small Cap Value Portfolio
2020	224,481	206,468	—	430,949
2021	258,254	—	—	258,254
International Vector Equity Portfolio
2020	57,641	—	—	57,641
2021	74,200	—	—	74,200
International High Relative Profitability Portfolio
2020	18,018	—	—	18,018
2021	43,180	—	—	43,180
World ex U.S. Value Portfolio
2020	6,579	—	—	6,579
2021	8,755	—	—	8,755

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Core Equity Portfolio
2020	$75,535	—	—	$75,535
2021	98,429	—	—	98,429
World Core Equity Portfolio
2020	14,888	$1,549	—	16,437
2021	16,210	—	—	16,210
Selectively Hedged Global Equity Portfolio
2020	9,635	—	—	9,635
2021	3,648	3,286	—	6,934
Emerging Markets Portfolio
2020	118,156	—	—	118,156
2021	122,695	—	—	122,695
Emerging Markets Small Cap Portfolio
2020	129,179	41,749	—	170,928
2021	128,503	—	—	128,503
Emerging Markets Value Portfolio
2020	442,052	—	—	442,052
2021	382,292	—	—	382,292
Emerging Markets Core Equity Portfolio
2020	585,760	—	—	585,760
2021	590,306	—	—	590,306
Emerging Markets Targeted Value Portfolio
2020	3,854	21	—	3,875
2021	4,500	—	—	4,500

The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the years ended October 31, 2020 and October 31, 2021.

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$ (6,059)	—	$(6,059)
International Core Equity Portfolio	(40,609)	—	(40,609)
Global Small Company Portfolio	(165)	$(59)	(224)
International Small Company Portfolio	(43,307)	(45,638)	(88,945)
Japanese Small Company Portfolio	(1,060)	(1,545)	(2,605)
Asia Pacific Small Company Portfolio	(1,655)	(2,324)	(3,979)
United Kingdom Small Company Portfolio	(111)	(88)	(199)
Continental Small Company Portfolio	(356)	—	(356)
DFA International Real Estate Securities Portfolio	(6,036)	—	(6,036)
DFA Global Real Estate Securities Portfolio	(8,798)	—	(8,798)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Small Cap Value Portfolio	$(32,335)	—	$(32,335)
International Vector Equity Portfolio	(8,670)	—	(8,670)
International High Relative Profitability Portfolio	(2,917)	—	(2,917)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(4,928)	—	(4,928)
World Core Equity Portfolio	(300)	$ (797)	(1,097)
Selectively Hedged Global Equity Portfolio	(740)	(1,080)	(1,820)
Emerging Markets Portfolio	(14,565)	(31,396)	(45,961)
Emerging Markets Small Cap Portfolio	(23,056)	(15,794)	(38,850)
Emerging Markets Value Portfolio	(51,755)	—	(51,755)
Emerging Markets Core Equity Portfolio	(47,544)	—	(47,544)
Emerging Markets Targeted Value Portfolio	(1,223)	(2,056)	(3,279)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$40,692	—	$(384,020)	$2,009,082	$1,665,754
International Core Equity Portfolio	306,366	—	(1,265,730)	9,065,458	8,106,094
Global Small Company Portfolio	1,302	$1,952	—	19,576	22,830
International Small Company Portfolio	306,340	367,879	—	2,939,662	3,613,881
Japanese Small Company Portfolio	8,625	9,423	—	71,540	89,588
Asia Pacific Small Company Portfolio	13,486	26,996	—	46,304	86,786
United Kingdom Small Company Portfolio	609	742	—	4,745	6,096
Continental Small Company Portfolio	10,051	13,197	—	230,638	253,886
DFA International Real Estate Securities Portfolio	448,351	—	(537,282)	12,844	(76,087)
DFA Global Real Estate Securities Portfolio	50,047	96,158	—	2,417,397	2,563,602
DFA International Small Cap Value Portfolio	284,171	38,835	—	2,128,251	2,451,257
International Vector Equity Portfolio	39,502	68,984	—	943,294	1,051,780
International High Relative Profitability Portfolio	10,940	10,953	—	489,184	511,077
World ex U.S. Value Portfolio	3,321	—	(9,885)	45,894	39,330
World ex U.S. Core Equity Portfolio	23,587	—	(100,475)	978,330	901,442
World Core Equity Portfolio	—	8,329	—	385,030	393,359
Selectively Hedged Global Equity Portfolio	5,390	13,787	—	148,706	167,883
Emerging Markets Portfolio	21,567	214,849	—	2,444,325	2,680,741
Emerging Markets Small Cap Portfolio	155,079	93,645	—	1,020,899	1,269,623
Emerging Markets Value Portfolio	181,485	—	(1,710,597)	2,636,910	1,107,798
Emerging Markets Core Equity Portfolio	182,437	—	(2,148,189)	8,909,426	6,943,674
Emerging Markets Targeted Value Portfolio	10,796	10,941	—	42,666	64,403

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$384,020	$384,020
International Core Equity Portfolio	1,265,730	1,265,730
Global Small Company Portfolio	—	—
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	—	—
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	—	—
DFA International Real Estate Securities Portfolio	537,282	537,282
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	—	—
International High Relative Profitability Portfolio	—	—
World ex U.S. Value Portfolio	9,885	9,885
World ex U.S. Core Equity Portfolio	100,475	100,475
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,710,597	1,710,597
Emerging Markets Core Equity Portfolio	2,148,189	2,148,189
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$101,782
International Core Equity Portfolio	272,686
Global Small Company Portfolio	254
International Small Company Portfolio	311,522
Japanese Small Company Portfolio	4,708
Asia Pacific Small Company Portfolio	17,670
United Kingdom Small Company Portfolio	55
Continental Small Company Portfolio	27,023

DFA International Small Cap Value Portfolio	$427,289
International Vector Equity Portfolio	117,093
International High Relative Profitability Portfolio	26,305
World ex U.S. Value Portfolio	7,883
World ex U.S. Core Equity Portfolio	29,244
World Core Equity Portfolio	1,459
Emerging Markets Portfolio	149,571
Emerging Markets Small Cap Portfolio	395,108
Emerging Markets Value Portfolio	637,239
Emerging Markets Core Equity Portfolio	591,832

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,485,317	$1,636,249	$(303,679)	$1,332,570
International Core Equity Portfolio	28,670,552	7,945,025	(3,319,485)	4,625,540
Global Small Company Portfolio	83,927	5,683	(1,087)	4,596
International Small Company Portfolio	10,376,162	1,147,935	(180,311)	967,624
Japanese Small Company Portfolio	310,354	13,997	—	13,997
Asia Pacific Small Company Portfolio	345,280	5,763	—	5,763
United Kingdom Small Company Portfolio	26,731	—	(882)	(882)
Continental Small Company Portfolio	715,724	76,221	—	76,221
DFA International Real Estate Securities Portfolio	6,367,692	1,074,475	(766,017)	308,458
DFA Global Real Estate Securities Portfolio	8,583,487	2,239,925	(663,239)	1,576,686
DFA International Small Cap Value Portfolio	11,416,921	2,226,916	(1,599,249)	627,667
International Vector Equity Portfolio	3,130,030	776,865	(343,573)	433,292
International High Relative Profitability Portfolio	1,997,264	316,255	(140,373)	175,882
World ex U.S. Value Portfolio	178,233	25,085	—	25,085
World ex U.S. Core Equity Portfolio	3,336,243	926,776	(438,250)	488,526
World Core Equity Portfolio	733,961	281,938	—	281,938
Selectively Hedged Global Equity Portfolio	187,317	112,996	(129)	112,867
Emerging Markets Portfolio	3,223,869	1,771,403	—	1,771,403
Emerging Markets Small Cap Portfolio	3,905,875	613,599	—	613,599
Emerging Markets Value Portfolio	10,109,924	1,992,760	—	1,992,760
Emerging Markets Core Equity Portfolio	21,079,574	9,591,845	(3,342,726)	6,249,119
Emerging Markets Targeted Value Portfolio	191,357	45,258	(23,272)	21,986
Emerging Markets ex China Core Equity Portfolio	386,474	16,896	(43,996)	(27,100)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’

financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$1,990	64	$1,397	45
Shares Issued in Lieu of Cash Distributions	269	9	349	12
Shares Redeemed	(802)	(26)	(4,468)	(148)

Net Increase (Decrease) — Class R2 Shares	$1,457	47	$(2,722)	(91)

Institutional Class Shares
Shares Issued	$1,034,198	33,455	$1,801,928	58,072
Shares Issued in Lieu of Cash Distributions	248,535	8,110	368,063	12,127
Shares Redeemed	(1,889,629)	(60,820)	(5,470,382)	(175,490)

Net Increase (Decrease) — Institutional Class Shares	$(606,896)	(19,255)	$(3,300,391)	(105,291)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$80,165
International Core Equity Portfolio	—	297,412
International Small Company Portfolio	—	118,457
DFA International Real Estate Securities Portfolio	—	56,733
DFA International Small Cap Value Portfolio	—	192,479
International Vector Equity Portfolio	—	28,249
International High Relative Profitability Portfolio	—	8,683
World ex U.S. Core Equity Portfolio	—	32,902
Selectively Hedged Global Equity Portfolio	92,130	3,771
Emerging Markets Core Equity Portfolio	—	237,341
Emerging Markets Targeted Value Portfolio	—	1,541
Emerging Markets ex China Core Equity Portfolio	—	1,045

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$730	$730

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (2)	Equity Contracts*,(3)
Large Cap International Portfolio	$(3,880)	—	$(3,880)
International Core Equity Portfolio	(8,505)	—	(8,505)
International Small Company Portfolio	(8,343)	—	(8,343)
DFA International Real Estate Securities Portfolio	(3,225)	—	(3,225)
DFA International Small Cap Value Portfolio	(8,611)	—	(8,611)
International Vector Equity Portfolio	(1,457)	—	(1,457)
World ex U.S. Core Equity Portfolio	(1,236)	—	(1,236)
Selectively Hedged Global Equity Portfolio	(218)	$(129)	(89)
Emerging Markets Core Equity Portfolio	(5,917)	—	(5,917)
Emerging Markets Targeted Value Portfolio	(41)	—	(41)
Emerging Markets ex China Core Equity Portfolio	(78)	—	(78)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$(2,209)	—	$(2,209)

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
International Core Equity Portfolio	$(9,787)	—	$(9,787)
International Small Company Portfolio	(1,311)	—	(1,311)
DFA International Real Estate Securities Portfolio	1,002	—	1,002
DFA Global Real Estate Securities Portfolio	471	—	471 *
DFA International Small Cap Value Portfolio	(12,050)	—	(12,050)
International Vector Equity Portfolio	(151)	—	(151)
International High Relative Profitability Portfolio	(423)	—	(423)*
World ex U.S. Core Equity Portfolio	393	—	393
Selectively Hedged Global Equity Portfolio	5,339	$5,461	(122)
Emerging Markets Core Equity Portfolio	(11,549)	—	(11,549)
Emerging Markets Targeted Value Portfolio	5	—	5
Emerging Markets ex China Core Equity Portfolio	(268)	—	(268)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(5,513)	—	$(5,513)
International Core Equity Portfolio	(17,509)	—	(17,509)
International Small Company Portfolio	(10,484)	—	(10,484)
DFA International Real Estate Securities Portfolio	(4,634)	—	(4,634)
DFA International Small Cap Value Portfolio	(13,114)	—	(13,114)
International Vector Equity Portfolio	(2,282)	—	(2,282)
World ex U.S. Core Equity Portfolio	(2,270)	—	(2,270)
Selectively Hedged Global Equity Portfolio	63	$254	(191)
Emerging Markets Core Equity Portfolio	(13,971)	—	(13,971)
Emerging Markets Targeted Value Portfolio	(95)	—	(95)
Emerging Markets ex China Core Equity Portfolio	(77)	—	(77)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2022 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities

Selectively Hedged Global Equity Portfolio
UBS AG	$86	$86	—	—	—	$86	—	—	—	—	—	—
Citibank, N.A	9	9	—	—	—	9	—	—	—	—	—	—
Morgan Stanley and Co. International	16	16	—	—	—	16	—	—	—	—	—	—
State Street Bank and Trust	305	305	$(30)	—	—	275	$30	$30	$(30)	—	—	—
Bank of America Corp	52	52	(16)	—	—	36	16	16	(16)	—	—	—
Barclays Capital	240	240	(39)	—	—	201	39	39	(39)	—	—	—
HSBC Bank	23	23	(1)	—	—	22	1	1	(1)	—	—	—
JP Morgan	—	—	—	—	—	—	44	44	—	—	—	$44

Total	$731	$731	$(86)	—	—	$645	$130	$130	$(86)	—	—	$44

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
Global Small Company Portfolio	0.87%	$142	19	—	$1,760	—
International Small Company Portfolio	1.08%	23,176	4	$3	27,039	—
DFA International Real Estate Securities Portfolio	1.08%	9,451	7	2	18,809	—
DFA Global Real Estate Securities Portfolio	0.94%	2,850	9	1	4,891	—
DFA International Small Cap Value Portfolio	0.83%	1,577	2	—	3,131	—
International High Relative Profitability Portfolio	0.96%	1,860	6	—	5,856	$12
World ex U.S. Value Portfolio	0.93%	383	12	—	1,071	—
World ex U.S. Core Equity Portfolio	0.89%	937	8	—	2,409	—
World Core Equity Portfolio	0.87%	936	81	2	8,065	—
Selectively Hedged Global Equity Portfolio	1.08%	2,051	4	—	2,051	—
Emerging Markets Core Equity Portfolio	1.08%	3,677	3	—	3,677	—
Emerging Markets Targeted Value Portfolio	0.83%	1,234	14	—	2,439	—
Emerging Markets ex China Core Equity Portfolio	0.94%	15,605	11	5	31,278	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$44,462	$23,229	$(5,088)
International Core Equity Portfolio	97,895	56,866	5,032
DFA Global Real Estate Securities Portfolio	26,487	—	—
DFA International Small Cap Value Portfolio	59,037	162,771	49,648
International Vector Equity Portfolio	19,856	60,853	21,376
International High Relative Profitability Portfolio	57,941	33,404	(1,381)
World ex U.S. Core Equity Portfolio	4,634	8,923	1,074
Emerging Markets Core Equity Portfolio	13,393	1,149	(68)
Emerging Markets Targeted Value Portfolio	61	49	6

K. Securities Lending:

As of April 30, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$26,874
International Core Equity Portfolio	304,257
DFA International Real Estate Securities Portfolio	13,049
DFA International Small Cap Value Portfolio	113,367
International Vector Equity Portfolio	48,672
International High Relative Profitability Portfolio	4,475
World ex U.S. Core Equity Portfolio	61,247

Non-Cash Collateral Market Value
Emerging Markets Core Equity Portfolio	$1,159,402
Emerging Markets Targeted Value Portfolio	6,623
Emerging Markets ex China Core Equity Portfolio	160

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio
Common Stocks	$459,073	—	—	—	$459,073
International Core Equity Portfolio
Common Stocks, Rights/Warrants	2,376,675	—	—	—	2,376,675

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA International Real Estate Securities Portfolio
Common Stocks	$322,195	—	—	—	$322,195
DFA Global Real Estate Securities Portfolio
Common Stocks	83,989	—	—	—	83,989
DFA International Small Cap Value Portfolio
Common Stocks	518,623	—	—	—	518,623
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	243,461	—	—	—	243,461
International High Relative Profitability Portfolio
Common Stocks	140,348	—	—	—	140,348
World ex U.S. Core Equity Portfolio
Common Stocks	199,879	—	—	—	199,879
Emerging Markets Core Equity Portfolio
Common Stocks	449,356	—	—	—	449,356
Emerging Markets Targeted Value Portfolio
Common Stocks	1,446	—	—	—	1,446
Emerging Markets ex China Core Equity Portfolio
Common Stocks	1,200	—	—	—	1,200

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

P. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	75%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	79%
Japanese Small Company Portfolio-Institutional Class	3	88%
Asia Pacific Small Company Portfolio-Institutional Class	2	92%
United Kingdom Small Company Portfolio-Institutional Class	4	95%
Continental Small Company Portfolio-Institutional Class	2	92%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	69%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	84%
International High Relative Profitability Portfolio-Institutional Class	3	89%
World ex U.S. Value Portfolio-Institutional Class	6	90%
World ex U.S. Core Equity Portfolio-Institutional Class	3	75%
World Core Equity Portfolio-Institutional Class	5	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	87%

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	4	68%
Emerging Markets Value Portfolio-Class R2	1	97%
Emerging Markets Value Portfolio-Institutional Class	2	41%
Emerging Markets Core Equity Portfolio-Institutional Class	3	66%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	100%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each Portfolio that was operational as of the record date. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$954.60	0.56%	$2.71
Institutional Class Shares	$1,000.00	$955.90	0.31%	$1.50
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.02	0.56%	$2.81
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six- month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,471,207,818

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,471,207,818

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,471,208
Receivables:
Fund Shares Sold	7,286
Prepaid Expenses and Other Assets	175

Total Assets	8,478,669

LIABILITIES:
Payables:
Fund Shares Redeemed	5,380
Due to Advisor	363
Accrued Expenses and Other Liabilities	570

Total Liabilities	6,313

NET ASSETS	$8,472,356

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,929 and shares outstanding of 104,632	$18.43

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,470,427 and shares outstanding of 458,126,975	$18.49

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,929,777
Total Distributable Earnings (Loss)	542,579

NET ASSETS	$8,472,356

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $17,956)	$181,118
Income from Securities Lending	1,547
Expenses Allocated from Affiliated Investment Companies	(8,804)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	173,861

Fund Expenses
Investment Management Fees	11,777
Accounting & Transfer Agent Fees	566
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	62
Shareholders’ Reports	225
Directors’/Trustees’ Fees & Expenses	(37)
Professional Fees	20
Other	19

Total Fund Expenses	12,634

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	2
Institutional Class Shares	8,328

Net Expenses	4,304

Net Investment Income (Loss)	169,557

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	173,338
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(728,758)

Net Realized and Unrealized Gain (Loss)	(555,420)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(385,863)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,557	$275,625
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	173,338	377,980
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(728,758)	2,522,431

Net Increase (Decrease) in Net Assets Resulting from Operations	(385,863)	3,176,036

Distributions:
Class R2 Shares	(37)	(43)
Institutional Class Shares	(187,667)	(258,413)

Total Distributions	(187,704)	(258,456)

Capital Share Transactions (1):
Shares Issued	1,529,510	1,043,206
Shares Issued in Lieu of Cash Distributions	185,031	254,720
Shares Redeemed	(982,851)	(2,459,596)

Net Increase (Decrease) from Capital Share Transactions	731,690	(1,161,670)

Total Increase (Decrease) in Net Assets	158,123	1,755,910
Net Assets
Beginning of Period	8,314,233	6,558,323

End of Period	$8,472,356	$8,314,233

(1) Shares Issued and Redeemed:
Shares Issued	78,945	56,340
Shares Issued in Lieu of Cash Distributions	9,841	13,672
Shares Redeemed	(50,504)	(134,474)

Net Increase (Decrease) from Shares Issued and Redeemed	38,282	(64,462)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$19.74		$13.50	$17.13	$17.68	$19.89	$16.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.62	0.38	0.58	0.54	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		6.17	(3.61)	(0.10)	(2.21)	3.61

Total from Investment Operations	(0.89)		6.79	(3.23)	0.48	(1.67)	4.16

Less Distributions:
Net Investment Income	(0.38)		(0.55)	(0.40)	(0.51)	(0.54)	(0.54)
Net Realized Gains	(0.04)		—	—	(0.52)	—	—
Total Distributions	(0.42)		(0.55)	(0.40)	(1.03)	(0.54)	(0.54)

Net Asset Value, End of Period	$18.43		$19.74	$13.50	$17.13	$17.68	$19.89

Total Return	(4.54	%)(B)	50.55%	(19.08%)	3.13%	(8.59%)	25.99%

Net Assets, End of Period (thousands)	$1,929		$1,753	$835	$1,191	$1,477	$3,508
Ratio of Expenses to Average Net Assets (F)	0.56	%(C)	0.60%	0.65%	0.69%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.76	%(C)	0.80%	0.85%	0.89%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.85	%(C)	3.31%	2.56%	3.43%	2.72%	3.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$19.80		$13.54	$17.18	$17.74	$19.94	$16.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39		0.62	0.38	0.63	0.60	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		6.23	(3.58)	(0.11)	(2.21)	3.66

Total from Investment Operations	(0.87)		6.85	(3.20)	0.52	(1.61)	4.22

Less Distributions:
Net Investment Income	(0.40)		(0.59)	(0.44)	(0.56)	(0.59)	(0.58)
Net Realized Gains	(0.04)		—	—	(0.52)	—	—

Total Distributions	(0.44)		(0.59)	(0.44)	(1.08)	(0.59)	(0.58)

Net Asset Value, End of Period	$18.49		$19.80	$13.54	$17.18	$17.74	$19.94

Total Return	(4.41	%)(B)	50.90%	(18.87%)	3.37%	(8.32%)	26.36%

Net Assets, End of Period (thousands)	$8,470,427		$8,312,480	$6,557,488	$9,173,478	$9,421,965	$9,837,631
Ratio of Expenses to Average Net Assets (F)	0.31	%(C)	0.36%	0.40%	0.44%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.51	%(C)	0.56%	0.60%	0.64%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.07	%(C)	3.36%	2.57%	3.70%	3.01%	3.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the "Portfolio"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2022, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.28	%*

*	Effective as of February 28, 2022, the management fee payable by the Portfolio was reduced from 0.30% to 0.25%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2022, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the

Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$8,328	—

Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	2	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $9 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$142

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2020	$226,443	—	—	$226,443
2021	258,456	—	—	258,456

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(2,374)	—	$(2,374)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$109,693	—	$1,006,924	$1,116,617

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of April 30, 2022, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA International Value Portfolio	$349,633

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,166,983	$354,395	—	$354,395

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$587	30	$1,954	104
Shares Issued in Lieu of Cash Distributions	38	2	43	2
Shares Redeemed	(315)	(16)	(1,495)	(80)

Net Increase (Decrease) — Class R2 Shares	$310	16	$502	26

Institutional Class Shares
Shares Issued	$1,528,923	78,915	$1,041,251	56,236
Shares Issued in Lieu of Cash Distributions	184,993	9,839	254,677	13,670
Shares Redeemed	(982,536)	(50,488)	(2,458,101)	(134,394)

Net Increase (Decrease) — Institutional Class Shares	$731,380	38,266	$(1,162,173)	(64,488)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

K. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	6	97%
DFA International Value Portfolio-Institutional Class	4	71%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including the Portfolio. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$956.20	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$824.60	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$911.20	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$820.00	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Continental Small Company Series
Actual Fund Return	$1,000.00	$847.00	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$997.70	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Emerging Markets Series
Actual Fund Return	$1,000.00	$906.80	0.15%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$918.50	0.26%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.7%
Consumer Discretionary	11.4%
Consumer Staples	4.6%
Energy	15.7%
Financials	28.6%
Health Care	5.8%
Industrials	10.8%
Information Technology	1.1%
Materials	13.7%
Real Estate	2.4%
Utilities	1.2%

100.0%

The Japanese Small Company Series
Communication Services	2.8%
Consumer Discretionary	14.5%
Consumer Staples	7.8%
Energy	1.0%
Financials	9.1%
Health Care	4.7%
Industrials	29.3%
Information Technology	15.4%
Materials	12.4%
Real Estate	1.4%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.5%
Consumer Discretionary	17.3%
Consumer Staples	8.7%
Energy	5.2%
Financials	12.5%
Health Care	5.1%
Industrials	11.0%
Information Technology	9.0%
Materials	18.2%
Real Estate	6.8%
Utilities	0.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.0%
Consumer Discretionary	16.6%
Consumer Staples	7.8%
Energy	3.7%
Financials	18.2%
Health Care	3.7%
Industrials	25.1%
Information Technology	7.7%
Materials	6.2%
Real Estate	3.8%
Utilities	4.2%

100.0%

The Continental Small Company Series
Communication Services	4.7%
Consumer Discretionary	9.1%
Consumer Staples	4.0%
Energy	3.4%
Financials	15.3%
Health Care	5.9%
Industrials	26.9%
Information Technology	10.5%
Materials	9.2%
Real Estate	5.9%
Utilities	5.1%

100.0%

The Canadian Small Company Series
Communication Services	1.3%
Consumer Discretionary	5.3%
Consumer Staples	4.7%
Energy	25.1%
Financials	9.2%
Health Care	1.6%
Industrials	11.2%
Information Technology	2.4%
Materials	27.6%
Real Estate	3.2%
Utilities	8.4%

100.0%

The Emerging Markets Series
Communication Services	9.4%
Consumer Discretionary	10.2%
Consumer Staples	6.4%
Energy	5.0%
Financials	21.1%
Health Care	3.5%
Industrials	7.2%
Information Technology	19.6%
Materials	12.3%
Real Estate	2.4%
Utilities	2.9%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.6%
Consumer Discretionary	13.0%
Consumer Staples	6.6%
Energy	2.2%
Financials	8.8%
Health Care	7.8%
Industrials	15.4%
Information Technology	16.2%
Materials	14.5%
Real Estate	6.8%
Utilities	5.1%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.5%)
AUSTRALIA — (6.8%)
Australia & New Zealand Banking Group Ltd.	6,888,410	$131,080,846	1.1%
National Australia Bank Ltd.	5,345,044	122,020,269	1.0%
Westpac Banking Corp.	7,869,029	131,727,453	1.1%
Other Securities		463,592,935	3.9%

TOTAL AUSTRALIA		848,421,503	7.1%

AUSTRIA — (0.1%)
Other Securities		11,747,317	0.1%

BELGIUM — (0.6%)
Other Securities		72,051,851	0.6%

CANADA — (11.0%)
Bank of Montreal	1,770	187,671	0.0%
# Bank of Montreal	1,331,345	141,175,824	1.2%
Bank of Nova Scotia	495,702	31,390,151	0.3%
# Bank of Nova Scotia	1,698,160	107,527,491	0.9%
Canadian Imperial Bank of Commerce	723,497	79,983,687	0.7%
Canadian Natural Resources Ltd.	252,950	15,655,668	0.1%
Canadian Natural Resources Ltd.	3,058,625	189,237,129	1.6%
# Fairfax Financial Holdings Ltd.	97,836	53,757,442	0.5%
Nutrien Ltd.	944,511	92,798,186	0.8%
Suncor Energy, Inc.	1,689,809	60,731,735	0.5%
Teck Resources Ltd., Class B	1,439,855	56,816,678	0.5%
Other Securities		539,236,474	4.4%

TOTAL CANADA		1,368,498,136	11.5%

CHINA — (0.0%)
Other Security		5,078,444	0.0%

DENMARK — (1.7%)
Other Securities		208,840,317	1.8%

FINLAND — (0.9%)
Other Securities		110,933,704	0.9%

FRANCE — (9.2%)
BNP Paribas SA	1,819,966	94,367,738	0.8%
Carrefour SA	2,495,917	52,932,324	0.5%
Cie de Saint-Gobain	1,784,858	104,125,332	0.9%
Cie Generale des Etablissements Michelin SCA	630,250	78,062,712	0.7%
Orange SA	5,978,647	71,178,162	0.6%
# Sanofi	682,839	72,172,588	0.6%
# TotalEnergies SE	6,840,726	335,899,931	2.8%
Other Securities		341,674,812	2.8%

TOTAL FRANCE		1,150,413,599	9.7%

GERMANY — (6.7%)
Allianz SE	551,464	124,429,074	1.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
BASF SE	1,264,933	$66,615,131	0.6%
Bayer AG	880,173	57,977,911	0.5%
Bayerische Motoren Werke AG	1,003,964	81,989,489	0.7%
Mercedes-Benz Group AG	2,568,275	179,268,593	1.5%
Other Securities		320,970,870	2.7%

TOTAL GERMANY		831,251,068	7.0%

HONG KONG — (2.1%)
CK Hutchison Holdings Ltd.	7,657,984	53,743,172	0.5%
Other Securities		209,561,277	1.7%

TOTAL HONG KONG		263,304,449	2.2%

IRELAND — (0.3%)
Other Securities		37,874,285	0.3%

ISRAEL — (0.4%)
Other Securities		49,425,337	0.4%

ITALY — (1.7%)
Other Securities		216,926,261	1.8%

JAPAN — (18.2%)
Honda Motor Co. Ltd.	3,522,000	92,641,105	0.8%
Mitsubishi Corp.	1,817,600	61,026,864	0.5%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	59,260,072	0.5%
SoftBank Group Corp.	1,790,880	73,659,314	0.6%
Takeda Pharmaceutical Co. Ltd.	2,595,871	75,323,149	0.6%
Toyota Motor Corp.	12,538,150	214,824,973	1.8%
Other Securities		1,689,378,556	14.2%

TOTAL JAPAN		2,266,114,033	19.0%

NETHERLANDS — (3.2%)
Koninklijke Ahold Delhaize NV	4,054,901	119,603,221	1.0%
Other Securities		284,332,873	2.4%

TOTAL NETHERLANDS.		403,936,094	3.4%

NEW ZEALAND — (0.2%)
Other Securities		27,339,899	0.2%

NORWAY — (1.0%)
Other Securities		128,268,016	1.1%

PORTUGAL — (0.1%)
Other Securities		10,103,211	0.1%

SINGAPORE — (0.9%)
Other Securities		107,479,477	0.9%

SPAIN — (1.7%)
# Banco Santander SA	42,993,563	125,642,164	1.1%
Other Securities		82,785,519	0.7%

TOTAL SPAIN		208,427,683	1.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$307,180,305	2.6%

SWITZERLAND — (8.4%)
Cie Financiere Richemont SA, Class A	672,104	78,092,224	0.7%
Novartis AG	1,706,093	150,766,145	1.3%
Novartis AG, Sponsored ADR	1,587,470	139,744,984	1.2%
UBS Group AG	6,030,163	102,371,853	0.9%
#* UBS Group AG	1,233,581	20,773,504	0.2%
Zurich Insurance Group AG	344,357	156,775,244	1.3%
Other Securities		400,894,249	3.2%

TOTAL SWITZERLAND		1,049,418,203	8.8%

UNITED KINGDOM — (14.8%)
Anglo American PLC	1,391,761	61,642,448	0.5%
Aviva PLC	13,916,649	74,664,574	0.6%
# Barclays PLC, Sponsored ADR	7,035,082	52,411,361	0.4%
BP PLC	7,690,578	37,128,522	0.3%
BP PLC, Sponsored ADR	6,418,588	184,341,847	1.6%
British American Tobacco PLC	3,024,009	126,743,322	1.1%
# British American Tobacco PLC, Sponsored ADR	838,885	35,048,615	0.3%
Glencore PLC	23,897,614	147,249,074	1.2%
HSBC Holdings PLC	13,535,003	84,581,974	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	72,073,783	0.6%
Lloyds Banking Group PLC	164,752,825	93,573,456	0.8%
Shell PLC	283,225	7,603,428	0.1%
Shell PLC, Sponsored ADR	8,977,105	479,646,720	4.0%
Vodafone Group PLC	58,351,986	88,342,512	0.7%
# Vodafone Group PLC, Sponsored ADR	4,011,201	60,930,147	0.5%
Other Securities		246,587,943	2.1%

TOTAL UNITED KINGDOM		1,852,569,726	15.5%

TOTAL COMMON STOCKS		11,535,602,918	96.8%

PREFERRED STOCKS — (1.1%)
GERMANY — (1.1%)
Volkswagen AG	601,156	93,098,874	0.8%
Other Securities		42,522,307	0.3%

TOTAL GERMANY		135,621,181	1.1%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		302,591	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,761,379,330)		11,671,526,690

		Value†
SECURITIES LENDING COLLATERAL — (6.4%)
@§ The DFA Short Term Investment Fund	69,494,868	803,847,136	6.8%

TOTAL INVESTMENTS — (100.0%) (Cost $11,565,239,840)		$12,475,373,826	104.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	656	06/17/22	$144,157,549	$135,382,000	$(8,775,549)

Total Futures Contracts			$144,157,549	$135,382,000	$(8,775,549)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$848,421,503	—	$848,421,503
Austria	—	11,747,317	—	11,747,317
Belgium	—	72,051,851	—	72,051,851
Canada	$1,368,498,136	—	—	1,368,498,136
China	—	5,078,444	—	5,078,444
Denmark	—	208,840,317	—	208,840,317
Finland	—	110,933,704	—	110,933,704
France	—	1,150,413,599	—	1,150,413,599
Germany	14,652,317	816,598,751	—	831,251,068
Hong Kong	—	263,304,449	—	263,304,449
Ireland	20,934,891	16,939,394	—	37,874,285
Israel	7,604,683	41,820,654	—	49,425,337
Italy	4,847,419	212,078,842	—	216,926,261
Japan	16,510,386	2,249,603,647	—	2,266,114,033
Netherlands	24,909,033	379,027,061	—	403,936,094
New Zealand	—	27,339,899	—	27,339,899
Norway	—	128,268,016	—	128,268,016
Portugal	—	10,103,211	—	10,103,211
Singapore	3,986,028	103,493,449	—	107,479,477
Spain	5,053,721	203,373,962	—	208,427,683
Sweden	—	307,180,305	—	307,180,305
Switzerland	173,029,123	876,389,080	—	1,049,418,203
United Kingdom	905,791,569	946,778,157	—	1,852,569,726
Preferred Stocks
Germany	—	135,621,181	—	135,621,181
Rights/Warrants
Canada	—	302,591	—	302,591
Securities Lending Collateral	—	803,847,136	—	803,847,136
Futures Contracts**	(8,775,549)	—	—	(8,775,549)

TOTAL	$2,537,041,757	$9,929,556,520	—	$12,466,598,277

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$76,576,692	2.8%

CONSUMER DISCRETIONARY — (14.2%)
Resorttrust, Inc.	523,464	8,806,514	0.3%
Sankyo Co. Ltd.	246,900	7,104,545	0.3%
Takashimaya Co. Ltd.	914,300	8,339,552	0.3%
Other Securities		365,453,295	13.4%

TOTAL CONSUMER DISCRETIONARY		389,703,906	14.3%

CONSUMER STAPLES — (7.6%)
# Ain Holdings, Inc.	147,300	6,607,099	0.3%
Milbon Co. Ltd.	159,852	6,693,147	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	8,361,278	0.3%
Sapporo Holdings Ltd.	392,620	8,172,025	0.3%
Other Securities		179,122,222	6.4%

TOTAL CONSUMER STAPLES		208,955,771	7.6%

ENERGY — (1.0%)
Cosmo Energy Holdings Co. Ltd.	335,800	8,342,741	0.3%
Other Securities		20,134,578	0.7%

TOTAL ENERGY		28,477,319	1.0%

FINANCIALS — (8.9%)
# Credit Saison Co. Ltd.	735,700	8,286,519	0.3%
# Hirogin Holdings, Inc.	1,534,800	7,562,207	0.3%
JAFCO Group Co. Ltd.	592,800	7,146,889	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	6,786,365	0.3%
Other Securities		215,179,163	7.8%

TOTAL FINANCIALS		244,961,143	9.0%

HEALTH CARE — (4.6%)
H.U. Group Holdings, Inc.	352,600	7,856,798	0.3%
Other Securities		117,982,207	4.3%

TOTAL HEALTH CARE		125,839,005	4.6%

INDUSTRIALS — (28.7%)
Daiseki Co. Ltd.	291,355	10,478,926	0.4%
DMG Mori Co. Ltd.	728,000	9,136,670	0.3%
Fujikura Ltd.	1,693,000	8,008,730	0.3%
Furukawa Electric Co. Ltd.	424,300	6,890,241	0.3%
# GS Yuasa Corp.	393,683	6,826,602	0.3%
Hazama Ando Corp.	1,168,600	8,119,262	0.3%
Meitec Corp.	162,400	8,620,177	0.3%
Mirait Holdings Corp.	595,335	8,342,800	0.3%
Nagase & Co. Ltd.	578,600	8,291,354	0.3%
Nichias Corp.	384,200	6,900,015	0.3%
Nishimatsu Construction Co. Ltd.	313,800	9,238,694	0.3%
# Nisshinbo Holdings, Inc.	938,880	7,024,754	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Outsourcing, Inc.	715,000	$7,091,016	0.3%
Penta-Ocean Construction Co. Ltd.	1,669,600	8,169,327	0.3%
Ushio, Inc.	622,400	8,069,778	0.3%
Other Securities		667,547,765	24.3%

TOTAL INDUSTRIALS		788,756,111	28.9%

INFORMATION TECHNOLOGY — (15.0%)
Alps Alpine Co. Ltd.	1,039,300	9,200,526	0.3%
# Anritsu Corp.	675,200	8,490,310	0.3%
Citizen Watch Co. Ltd.	1,771,000	6,683,942	0.3%
Daiwabo Holdings Co. Ltd.	582,700	7,539,992	0.3%
Dexerials Corp.	368,800	8,086,805	0.3%
Japan Material Co. Ltd.	434,600	6,566,033	0.3%
Macnica Fuji Electronics Holdings, Inc.	338,550	7,019,116	0.3%
Maruwa Co. Ltd.	58,500	6,820,864	0.3%
Nippon Electric Glass Co. Ltd.	412,436	8,302,514	0.3%
NSD Co. Ltd.	493,860	8,766,683	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	8,555,495	0.3%
Topcon Corp.	684,300	8,758,475	0.3%
Wacom Co. Ltd.	990,000	7,157,879	0.3%
Other Securities		311,924,512	11.2%

TOTAL INFORMATION TECHNOLOGY		413,873,146	15.1%

MATERIALS — (12.1%)
ADEKA Corp.	508,800	9,757,863	0.4%
# Asahi Holdings, Inc.	464,800	7,377,983	0.3%
# Daicel Corp.	1,159,700	7,089,234	0.3%
# Kobe Steel Ltd.	1,598,885	6,931,715	0.3%
Kureha Corp.	103,950	7,809,820	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	9,423,959	0.4%
UBE Corp	449,400	6,967,857	0.3%
Yamato Kogyo Co. Ltd.	261,300	8,432,992	0.3%
Other Securities		270,802,423	9.6%

TOTAL MATERIALS		334,593,846	12.2%

REAL ESTATE — (1.4%)
Other Securities		38,176,270	1.4%

UTILITIES — (1.6%)
Nippon Gas Co. Ltd.	684,000	9,706,198	0.4%
Other Securities		33,636,453	1.2%

TOTAL UTILITIES		43,342,651	1.6%

TOTAL COMMON STOCKS (Cost $2,848,640,142)		2,693,255,860	98.5%

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	5,113,148	59,143,777	2.2%

TOTAL INVESTMENTS — (100.0%) (Cost $2,907,781,909)		$2,752,399,637	100.7%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$76,576,692	—	$76,576,692
Consumer Discretionary	—	389,703,906	—	389,703,906
Consumer Staples	—	208,955,771	—	208,955,771
Energy	—	28,477,319	—	28,477,319
Financials	$3,391,495	241,569,648	—	244,961,143
Health Care	—	125,839,005	—	125,839,005
Industrials	—	788,756,111	—	788,756,111
Information Technology	—	413,873,146	—	413,873,146
Materials	—	334,593,846	—	334,593,846
Real Estate	—	38,176,270	—	38,176,270
Utilities	—	43,342,651	—	43,342,651
Securities Lending Collateral	—	59,143,777	—	59,143,777

TOTAL	$3,391,495	$2,749,008,142	—	$2,752,399,637

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.1%)
*	AMP Ltd.	19,595,083	$15,831,359	1.0%
#	Ansell Ltd.	532,511	10,199,296	0.6%
	ARB Corp. Ltd.	521,026	14,441,507	0.9%
	AUB Group Ltd.	600,321	9,719,664	0.6%
	Bapcor Ltd.	2,189,248	10,377,622	0.6%
#	Beach Energy Ltd.	11,412,031	13,011,046	0.8%
#	Breville Group Ltd.	652,020	10,805,621	0.7%
	Brickworks Ltd.	486,532	8,081,060	0.5%
	Challenger Ltd.	2,057,729	10,411,183	0.7%
#	Champion Iron Ltd.	1,573,976	7,978,815	0.5%
*	Corporate Travel Management Ltd.	678,798	12,247,274	0.8%
#	Credit Corp. Group Ltd.	442,571	8,462,623	0.5%
	CSR Ltd.	3,109,441	13,316,440	0.8%
	Deterra Royalties Ltd.	2,795,041	9,468,720	0.6%
	Downer EDI Ltd.	3,840,565	14,859,162	0.9%
	Elders Ltd.	1,009,369	10,147,308	0.6%
#*	Flight Centre Travel Group Ltd.	742,646	11,597,764	0.7%
	GrainCorp Ltd., Class A	1,547,172	11,180,429	0.7%
	GUD Holdings Ltd.	1,102,137	9,899,822	0.6%
	Healius Ltd.	3,973,423	12,502,907	0.8%
	Iluka Resources Ltd.	2,047,759	16,039,888	1.0%
	Insignia Financial Ltd.	3,939,870	9,470,814	0.6%
#	InvoCare Ltd.	945,502	8,112,223	0.5%
	IRESS Ltd.	1,238,548	9,527,574	0.6%
	Link Administration Holdings Ltd.	2,206,818	7,813,444	0.5%
	Metcash Ltd.	6,250,669	20,983,314	1.3%
	nib holdings Ltd.	2,951,426	14,696,382	0.9%
	Nufarm Ltd.	1,868,539	8,405,996	0.5%
	Orora Ltd.	5,931,076	16,620,849	1.0%
*	Paladin Energy Ltd.	14,954,350	8,229,749	0.5%
#	Perpetual Ltd.	376,124	8,646,990	0.5%
	Perseus Mining Ltd.	8,114,950	11,292,171	0.7%
	Reliance Worldwide Corp. Ltd.	3,624,075	9,945,168	0.6%
	Sandfire Resources Ltd.	2,964,241	11,748,649	0.7%
	Sims Ltd.	1,144,275	16,544,951	1.0%
*	Star Entertainment Grp Ltd.	5,123,970	11,317,208	0.7%
	Super Retail Group Ltd.	1,085,264	8,029,960	0.5%
	Technology One Ltd.	1,701,660	12,279,588	0.8%
*	Uniti Group Ltd.	3,117,288	10,764,646	0.7%
Ω	Viva Energy Group Ltd.	5,149,577	10,103,475	0.6%
#*	Webjet Ltd.	2,181,629	9,051,958	0.6%
	Whitehaven Coal Ltd.	5,290,865	18,169,068	1.1%
	Other Securities		561,636,082	34.6%

TOTAL AUSTRALIA			1,043,969,769	64.4%

CHINA — (0.6%)
	Other Securities		10,059,525	0.6%

HONG KONG — (20.1%)
	ASM Pacific Technology Ltd.	1,444,600	14,558,364	0.9%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Kerry Logistics Network Ltd.	4,063,500	$9,344,595	0.6%
Luk Fook Holdings International Ltd.	3,577,000	8,187,430	0.5%
Pacific Basin Shipping Ltd.	32,170,000	14,759,938	0.9%
PCCW Ltd.	15,297,545	8,667,017	0.5%
VTech Holdings Ltd.	1,345,100	9,515,101	0.6%
Other Securities		261,266,280	16.2%

TOTAL HONG KONG		326,298,725	20.2%

NEW ZEALAND — (4.4%)
Chorus Ltd.	2,555,962	12,126,093	0.7%
SKYCITY Entertainment Group Ltd.	4,337,866	8,103,778	0.5%
Other Securities		51,429,018	3.2%

TOTAL NEW ZEALAND		71,658,889	4.4%

SINGAPORE — (9.4%)
Other Securities		152,871,726	9.5%

UNITED STATES — (0.0%)
Other Security		6,842	0.0%

TOTAL COMMON STOCKS		1,604,865,476	99.1%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		77,559	0.0%

RIGHTS/WARRANTS — (0.0%)
NEW ZEALAND — (0.0%)
Other Security		17,204	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,635,618,883)		1,604,960,239

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	2,024,502	23,417,415	1.4%

TOTAL INVESTMENTS — (100.0%) (Cost $1,659,035,173)		$1,628,377,654	100.5%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$281,761	$1,043,683,416	$4,592	$1,043,969,769
China	—	10,059,525	—	10,059,525
Hong Kong	—	325,470,341	828,384	326,298,725
New Zealand	—	71,658,889	—	71,658,889
Singapore	—	152,420,010	451,716	152,871,726

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United States	—	$6,842	—		$6,842
Preferred Stocks
Australia	—	77,559	—		77,559
Rights/Warrants
New Zealand	—	17,204	—		17,204
Securities Lending Collateral	—	23,417,415	—		23,417,415

TOTAL	$281,761	$1,626,811,201	$1,284,692	^	$1,628,377,654

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.9%)
	COMMUNICATION SERVICES — (3.0%)
	Other Securities		$44,141,910	3.0%

	CONSUMER DISCRETIONARY — (16.4%)
	Domino’s Pizza Group PLC	3,143,313	13,718,241	0.9%
*	Frasers Group PLC	1,494,358	12,692,127	0.9%
	Games Workshop Group PLC	164,324	15,186,474	1.0%
	Greggs PLC	607,084	17,712,235	1.2%
	Inchcape PLC	2,415,336	21,611,614	1.5%
	Pets at Home Group PLC	3,055,257	11,859,296	0.8%
*	Playtech PLC	1,947,421	12,730,072	0.9%
	Redrow PLC	1,595,285	10,457,568	0.7%
	Vistry Group PLC	1,061,012	11,069,620	0.7%
	Other Securities		116,444,923	7.8%

	TOTAL CONSUMER DISCRETIONARY		243,482,170	16.4%

	CONSUMER STAPLES — (7.8%)
	Britvic PLC	1,634,172	17,511,912	1.2%
	Cranswick PLC	365,843	14,547,499	1.0%
	Fevertree Drinks PLC	622,976	14,125,820	1.0%
	Tate & Lyle PLC	2,254,655	21,914,350	1.5%
	Other Securities		47,303,409	3.1%

	TOTAL CONSUMER STAPLES		115,402,990	7.8%

	ENERGY — (3.6%)
#*	Capricorn Energy PLC	4,040,365	10,391,979	0.7%
	Other Securities		43,984,643	3.0%

	TOTAL ENERGY		54,376,622	3.7%

	FINANCIALS — (18.0%)
	Beazley PLC	3,358,915	18,093,125	1.2%
	Brewin Dolphin Holdings PLC	2,167,134	13,879,789	0.9%
	Close Brothers Group PLC	900,632	12,488,085	0.8%
	Hiscox Ltd.	1,601,914	19,021,568	1.3%
	IG Group Holdings PLC	1,561,319	15,956,794	1.1%
	Man Group PLC	8,949,619	26,083,909	1.8%
	OSB Group PLC	1,651,759	11,530,003	0.8%
	Paragon Banking Group PLC	1,934,045	11,960,621	0.8%
Ω	Quilter PLC	9,454,164	15,573,692	1.1%
	Virgin Money UK PLC	5,891,742	12,782,685	0.9%
	Other Securities		110,271,533	7.3%

	TOTAL FINANCIALS		267,641,804	18.0%

	HEALTH CARE — (3.7%)
*	Indivior PLC	3,707,178	14,519,206	1.0%
*	Mediclinic International PLC	2,400,508	11,128,606	0.8%
	Other Securities		29,404,612	1.9%

	TOTAL HEALTH CARE		55,052,424	3.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.8%)
* Babcock International Group PLC	2,841,630	$10,849,216	0.7%
Balfour Beatty PLC	3,597,022	10,897,937	0.7%
Diploma PLC	528,961	18,142,721	1.2%
Grafton Group PLC	1,508,314	18,267,582	1.2%
Hays PLC	9,077,084	13,941,004	0.9%
* JET2 PLC	714,783	10,976,912	0.7%
* Meggitt PLC	2,411,365	23,377,981	1.6%
Pagegroup PLC	1,975,881	12,090,172	0.8%
QinetiQ Group PLC	3,269,929	13,873,054	0.9%
Rotork PLC	4,874,552	17,784,931	1.2%
Travis Perkins PLC	1,164,039	17,754,417	1.2%
Ultra Electronics Holdings PLC	566,936	23,090,245	1.6%
Other Securities		177,806,486	12.2%

TOTAL INDUSTRIALS		368,852,658	24.9%

INFORMATION TECHNOLOGY — (7.6%)
Computacenter PLC	502,122	16,871,130	1.1%
Oxford Instruments PLC	385,212	11,168,500	0.8%
Softcat PLC	629,767	11,122,498	0.7%
Spectris PLC	351,072	12,840,073	0.9%
Spirent Communications PLC	4,065,908	11,756,096	0.8%
Other Securities		49,221,074	3.3%

TOTAL INFORMATION TECHNOLOGY		112,979,371	7.6%

MATERIALS — (6.2%)
Marshalls PLC	1,374,930	10,521,735	0.7%
Victrex PLC	546,789	12,468,602	0.8%
Other Securities		68,645,499	4.7%

TOTAL MATERIALS		91,635,836	6.2%

REAL ESTATE — (3.7%)
Grainger PLC	4,204,662	15,640,374	1.1%
* IWG PLC	4,129,531	12,536,974	0.9%
Savills PLC	968,045	13,022,726	0.9%
Other Securities		14,652,611	0.9%

TOTAL REAL ESTATE.		55,852,685	3.8%

UTILITIES — (4.1%)
* Centrica PLC	19,338,945	19,160,817	1.3%
Drax Group PLC	2,508,511	25,350,257	1.7%
Other Securities		16,594,578	1.1%
TOTAL UTILITIES		61,105,652	4.1%

TOTAL COMMON STOCKS (Cost $1,394,633,494)		1,470,524,122	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	1,404,044	16,240,579	1.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,410,873,039)		$1,486,764,701	100.3%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$33,855	$44,108,055	—	$44,141,910
Consumer Discretionary	—	243,482,170	—	243,482,170
Consumer Staples	—	115,402,990	—	115,402,990
Energy	—	54,376,622	—	54,376,622
Financials	—	267,641,804	—	267,641,804
Health Care	—	55,052,424	—	55,052,424
Industrials	—	368,852,658	—	368,852,658
Information Technology.	—	112,979,371	—	112,979,371
Materials	—	91,635,836	—	91,635,836
Real Estate	—	55,852,685	—	55,852,685
Utilities	—	61,105,652	—	61,105,652
Securities Lending Collateral	—	16,240,579	—	16,240,579

TOTAL	$33,855	$1,486,730,846	—	$1,486,764,701

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRIA — (2.8%)
Other Securities		$160,506,334	3.0%

BELGIUM — (4.5%)
Ackermans & van Haaren NV	173,765	30,978,157	0.6%
D’ieteren Group	191,163	30,684,081	0.6%
Elia Group SA	131,492	20,930,676	0.4%
Other Securities		173,415,498	3.2%

TOTAL BELGIUM		256,008,412	4.8%
DENMARK — (5.4%)
* ALK-Abello AS	900,060	19,633,670	0.4%
* Jyske Bank AS	449,441	24,851,445	0.5%
Ringkjoebing Landbobank AS	196,955	24,152,179	0.5%
Royal Unibrew AS	306,442	26,412,582	0.5%
Topdanmark AS	428,065	24,021,262	0.5%
Other Securities.		189,780,693	3.4%

TOTAL DENMARK		308,851,831	5.8%

FINLAND — (5.0%)
# Huhtamaki Oyj	641,769	24,259,030	0.5%
Orion Oyj, Class B	656,528	25,750,679	0.5%
Valmet Oyj	1,121,391	30,031,725	0.6%
Other Securities.		204,188,767	3.7%

TOTAL FINLAND		284,230,201	5.3%

FRANCE — (10.3%)
* Rexel SA	1,917,473	39,278,782	0.7%
* SOITEC	135,169	24,213,267	0.5%
Sopra Steria Group SACA	119,777	21,227,881	0.4%
SPIE SA	880,496	20,723,375	0.4%
Other Securities		481,889,600	8.9%

TOTAL FRANCE		587,332,905	10.9%

GERMANY — (14.7%)
Aurubis AG	293,633	33,368,273	0.6%
Freenet AG	1,033,574	28,597,160	0.5%
GEA Group AG	727,334	28,312,527	0.5%
Hugo Boss AG	437,223	24,520,732	0.5%
* K+S AG.	1,430,163	48,036,292	0.9%
Lanxess AG	588,462	22,747,624	0.4%
Rheinmetall AG.	273,843	61,730,803	1.2%
TAG Immobilien AG	1,009,676	20,178,819	0.4%
Other Securities		572,291,461	10.6%

TOTAL GERMANY		839,783,691	15.6%

IRELAND — (1.1%)
* Bank of Ireland Group PLC	6,339,548	38,422,137	0.7%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (Continued)
	Other Securities		$25,387,080	0.5%

	TOTAL IRELAND		63,809,217	1.2%

	ISRAEL — (4.2%)
	Other Securities		237,965,553	4.4%

	ITALY — (8.1%)
	A2A SpA	11,363,154	19,414,600	0.4%
#	Banco BPM SpA	10,236,702	32,252,741	0.6%
	Hera SpA	5,756,195	21,468,258	0.4%
	Italgas SpA	3,601,793	23,320,427	0.4%
*	Leonardo SpA	2,772,782	28,535,775	0.5%
	Reply SpA	149,207	21,965,824	0.4%
	Other Securities.		315,804,560	5.9%

	TOTAL ITALY		462,762,185	8.6%

	NETHERLANDS — (6.1%)
	Aalberts NV	694,377	33,741,363	0.6%
	Arcadis NV	537,224	22,414,987	0.4%
	ASR Nederland NV	898,464	40,834,000	0.8%
#	BE Semiconductor Industries NV	405,420	24,713,849	0.5%
*	OCI NV	554,235	21,001,359	0.4%
Ω	Signify NV	711,679	30,109,420	0.6%
	Other Securities		174,246,583	3.2%

	TOTAL NETHERLANDS		347,061,561	6.5%

	NORWAY — (2.2%)
	Other Securities		126,988,719	2.4%

	PORTUGAL — (0.9%)
	Other Securities		47,662,334	0.9%

	SPAIN — (5.5%)
	Banco de Sabadell SA	37,317,194	28,960,910	0.5%
	Bankinter SA	4,375,395	25,748,650	0.5%
#	Enagas SA	1,384,738	29,941,750	0.6%
	Other Securities		229,941,169	4.3%

	TOTAL SPAIN		314,592,479	5.9%

	SWEDEN — (6.9%)
	Other Securities		394,523,316	7.3%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	124,196	23,426,216	0.4%
	Belimo Holding AG	65,844	32,541,506	0.6%
	BKW AG	163,517	19,905,116	0.4%
	Bucher Industries AG	54,706	19,723,414	0.4%
	DKSH Holding AG	247,560	21,256,721	0.4%
*	Flughafen Zurich AG	146,313	24,741,333	0.5%
	Georg Fischer AG	635,020	34,462,594	0.6%
	Helvetia Holding AG	266,540	34,252,165	0.6%
	PSP Swiss Property AG.	334,181	42,117,473	0.8%
	Siegfried Holding AG	32,823	23,794,685	0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (Continued)
Ω	VAT Group AG	119,590	$36,990,557	0.7%
	Other Securities		544,564,479	10.2%

	TOTAL SWITZERLAND		857,776,259	16.0%

	UNITED STATES — (0.0%)
	Other Security		1,157,878	0.0%

	TOTAL COMMON STOCKS		5,291,012,875	98.6%

	PREFERRED STOCKS — (0.7%)
	GERMANY — (0.7%)
	Other Securities		37,433,649	0.7%

	RIGHTS/WARRANTS — (0.0%)
	SWITZERLAND — (0.0%)
	Other Security		200,170	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $ 4,490,025,568)		5,328,646,694

			Value†
	SECURITIES LENDING COLLATERAL — (6.5%)
	@§ The DFA Short Term Investment Fund	32,212,774	372,605,162	6.9%

	TOTAL INVESTMENTS — (100.0%) (Cost $ 4,862,604,541)		$5,701,251,856	106.2%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$160,506,334	—	$160,506,334
Belgium	$525,583	255,482,829	—	256,008,412
Denmark	—	308,851,831	—	308,851,831
Finland	—	284,230,201	—	284,230,201
France	—	587,295,617	$37,288	587,332,905
Germany	—	839,783,691	—	839,783,691
Ireland	—	63,809,217	—	63,809,217
Israel	634,096	237,331,457	—	237,965,553
Italy	—	462,762,185	—	462,762,185
Netherlands	—	347,061,561	—	347,061,561
Norway	235,678	126,753,041	—	126,988,719
Portugal	—	47,662,334	—	47,662,334
Spain	46,995	314,545,484	—	314,592,479
Sweden	1,046,764	393,476,552	—	394,523,316
Switzerland	—	857,776,259	—	857,776,259
United States	1,157,878	—	—	1,157,878

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Germany	—	$37,433,649	—		$37,433,649
Rights/Warrants
Switzerland	—	200,170	—		200,170
Securities Lending Collateral	—	372,605,162	—		372,605,162

TOTAL	$3,646,994	$5,697,567,574	$37,288	^	$5,701,251,856

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (84.2%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$17,525,488	1.3%

CONSUMER DISCRETIONARY — (4.5%)
*	Aritzia, Inc.	446,040	15,884,739	1.2%
	Linamar Corp.	255,634	10,124,670	0.8%
	Other Securities		45,182,739	3.3%

TOTAL CONSUMER DISCRETIONARY			71,192,148	5.3%

CONSUMER STAPLES — (4.0%)
#	Maple Leaf Foods, Inc.	437,346	9,631,042	0.7%
#	Premium Brands Holdings Corp.	189,209	15,447,196	1.2%
	Primo Water Corp.	799,922	11,700,101	0.9%
	Other Securities		26,477,346	1.9%

TOTAL CONSUMER STAPLES			63,255,685	4.7%

ENERGY — (21.1%)
*	Advantage Energy Ltd.	1,194,867	9,980,090	0.8%
#	Birchcliff Energy Ltd.	1,610,417	11,783,692	0.9%
#	Crescent Point Energy Corp.	2,943,000	20,388,978	1.5%
	Crescent Point Energy Corp.	346,792	2,399,801	0.2%
#	Enerplus Corp.	1,294,755	15,863,810	1.2%
	Enerplus Corp.	28,353	347,041	0.0%
#	Gibson Energy, Inc.	899,205	17,121,048	1.3%
*	MEG Energy Corp.	2,167,763	32,567,490	2.4%
*	NuVista Energy Ltd.	1,111,528	9,483,008	0.7%
	Paramount Resources Ltd., Class A	402,921	9,741,745	0.7%
	Parex Resources, Inc.	774,607	15,098,400	1.1%
#	Parkland Corp.	766,945	21,784,784	1.6%
#	Peyto Exploration & Development Corp.	965,837	9,841,440	0.7%
#	PrairieSky Royalty Ltd.	1,124,067	15,426,226	1.2%
	Vermilion Energy, Inc.	716,524	13,960,686	1.0%
	Vermilion Energy, Inc.	233,451	4,547,625	0.3%
#	Whitecap Resources, Inc.	3,102,755	25,432,618	1.9%
	Other Securities		100,083,162	7.5%

TOTAL ENERGY			335,851,644	25.0%

FINANCIALS — (7.8%)
#	Canadian Western Bank	498,863	12,585,646	0.9%
	CI Financial Corp.	1,010,158	13,171,017	1.0%
#	ECN Capital Corp.	2,458,149	11,136,440	0.8%
#	Element Fleet Management Corp.	2,115,548	18,888,674	1.4%
#	Laurentian Bank of Canada	370,975	11,282,445	0.8%
	Other Securities		56,307,475	4.3%

TOTAL FINANCIALS			123,371,697	9.2%

HEALTH CARE — (1.3%)
	Other Securities		21,113,306	1.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (9.4%)
*	ATS Automation Tooling Systems, Inc.	416,536	$12,155,789	0.9%
#*	Bombardier, Inc., Class B	10,608,723	10,405,162	0.8%
#	Finning International, Inc.	759,413	21,363,940	1.6%
#	Richelieu Hardware Ltd.	316,493	8,984,937	0.7%
#	Russel Metals, Inc.	345,023	9,195,958	0.7%
#	SNC-Lavalin Group, Inc.	796,610	17,716,224	1.3%
	Other Securities		69,384,493	5.1%

TOTAL INDUSTRIALS			149,206,503	11.1%

INFORMATION TECHNOLOGY — (2.0%)
*	Kinaxis, Inc.	88,481	9,791,351	0.7%
	Other Securities		21,923,929	1.7%

TOTAL INFORMATION TECHNOLOGY			31,715,280	2.4%

MATERIALS — (23.2%)
	Alamos Gold, Inc., Class A	2,183,640	16,963,937	1.3%
	Alamos Gold, Inc., Class A	23,683	183,780	0.0%
	B2Gold Corp.	284,530	1,207,090	0.1%
	B2Gold Corp.	3,133,958	13,319,322	1.0%
#*	Capstone Copper Corp.	2,248,283	10,238,163	0.8%
	Centerra Gold, Inc.	1,153,585	10,676,938	0.8%
#	First Majestic Silver Corp.	662,041	6,838,662	0.5%
#	First Majestic Silver Corp.	540,581	5,567,984	0.4%
#	Interfor Corp.	350,741	9,998,159	0.7%
	Intertape Polymer Group, Inc.	300,915	9,310,996	0.7%
#	Methanex Corp.	214,217	10,737,113	0.8%
#	Methanex Corp.	126,782	6,359,385	0.5%
*	OceanaGold Corp.	3,780,713	9,417,570	0.7%
	SSR Mining, Inc.	847,686	18,647,570	1.4%
	SSR Mining, Inc.	197,205	4,340,482	0.3%
	Stella-Jones, Inc.	312,231	8,628,187	0.6%
*	Turquoise Hill Resources Ltd.	237,010	6,456,152	0.5%
#*	Turquoise Hill Resources Ltd.	302,769	8,260,668	0.6%
#	Yamana Gold, Inc.	3,971,672	21,919,709	1.6%
#	Yamana Gold, Inc.	588,814	3,244,365	0.2%
	Other Securities		186,756,539	14.0%

TOTAL MATERIALS			369,072,771	27.5%

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	9,141,256	0.7%
#	Tricon Residential, Inc.	1,181,106	17,091,628	1.3%
	Other Securities		16,758,905	1.2%

TOTAL REAL ESTATE			42,991,789	3.2%

UTILITIES — (7.1%)
	Atco Ltd., Class I	394,442	14,053,330	1.1%
#	Boralex, Inc., Class A	450,304	13,498,780	1.0%
#	Brookfield Infrastructure Corp., Class A	214,895	15,247,483	1.1%
	Capital Power Corp.	724,520	23,811,337	1.8%
#	Innergex Renewable Energy, Inc.	735,133	9,842,592	0.7%
	TransAlta Corp.	1,758,255	18,860,198	1.4%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities		$17,239,700	1.3%

TOTAL UTILITIES		112,553,420	8.4%

TOTAL COMMON STOCKS		1,337,849,731	99.7%

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Security		30,898	0.0%

TOTAL RIGHTS/WARRANTS		30,898	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,062,996,162)		1,337,880,629

		Value†
SECURITIES LENDING COLLATERAL — (15.8%)
@§ The DFA Short Term Investment Fund	21,743,347	251,505,294	18.8%

TOTAL INVESTMENTS — (100.0%) (Cost $1,314,498,672)		$1,589,385,923	118.5%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,525,488	—	—	$17,525,488
Consumer Discretionary	71,192,148	—	—	71,192,148
Consumer Staples	63,255,685	—	—	63,255,685
Energy	335,851,644	—	—	335,851,644
Financials	123,371,697	—	—	123,371,697
Health Care	20,512,192	$601,114	—	21,113,306
Industrials	149,206,503	—	—	149,206,503
Information Technology	31,715,280	—	—	31,715,280
Materials	369,072,771	—	—	369,072,771
Real Estate	42,991,789	—	—	42,991,789
Utilities	112,553,420	—	—	112,553,420
Rights/Warrants
Energy	—	30,898	—	30,898
Securities Lending Collateral	—	251,505,294	—	251,505,294

TOTAL	$1,337,248,617	$252,137,306	—	$1,589,385,923

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.8%)
	BRAZIL — (4.0%)
	Petroleo Brasileiro SA	2,733,556	$18,489,287	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	1,074,998	13,190,226	0.3%
	Vale SA	2,635,313	44,396,724	0.9%
	Other Securities		126,817,759	2.4%

	TOTAL BRAZIL		202,893,996	4.0%

	CHILE — (0.5%)
	Other Securities		25,679,318	0.5%

	CHINA — (26.6%)
*	Alibaba Group Holding Ltd.	714,100	8,710,362	0.2%
*	Alibaba Group Holding Ltd., Sponsored ADR	854,378	82,951,560	1.7%
	Bank of China Ltd., Class H	43,912,181	17,230,369	0.4%
	China Construction Bank Corp., Class H	57,039,590	40,634,947	0.8%
	China Merchants Bank Co. Ltd., Class H	2,789,554	16,813,324	0.4%
	China National Building Material Co. Ltd., Class H	10,930,000	14,545,771	0.3%
	China Overseas Land & Investment Ltd.	5,735,000	17,717,008	0.4%
	China Resources Land Ltd.	4,798,666	21,431,862	0.4%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	18,550,872	0.4%
*	JD.com, Inc., Class A	426,721	13,304,536	0.3%
	Kweichow Moutai Co. Ltd., Class A	55,993	15,503,206	0.3%
*Ω	Meituan, Class B	1,133,000	24,276,106	0.5%
	NetEase, Inc., ADR	193,704	18,465,802	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	4,860,000	30,718,665	0.6%
	Tencent Holdings Ltd.	3,556,400	167,594,942	3.3%
*Ω	Xiaomi Corp., Class B	14,646,400	22,296,774	0.5%
	Yum China Holdings, Inc.	486,087	20,318,437	0.4%
	Other Securities		797,037,905	15.5%

	TOTAL CHINA		1,348,102,448	26.8%

	COLOMBIA — (0.2%)
	Other Securities		9,540,573	0.2%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,864,572	0.2%

	EGYPT — (0.1%)
	Other Securities		2,338,710	0.1%

	GREECE — (0.3%)
	Other Securities		15,140,198	0.3%

	HONG KONG — (0.0%)
	Other Security		14,571	0.0%

	HUNGARY — (0.3%)
	Other Securities		13,143,473	0.3%

	INDIA — (15.3%)
*	Axis Bank Ltd.	1,712,310	16,172,175	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Bharti Airtel Ltd.	1,493,167	$14,340,095	0.3%
HDFC Bank Ltd.	1,512,827	27,070,773	0.5%
Hindalco Industries Ltd.	2,222,008	13,855,144	0.3%
Hindustan Unilever Ltd.	489,606	14,289,465	0.3%
Housing Development Finance Corp. Ltd.	698,934	20,141,183	0.4%
ICICI Bank Ltd.	1,390,129	13,358,901	0.3%
Infosys Ltd.	1,779,532	36,076,450	0.7%
JSW Steel Ltd.	1,441,825	13,553,598	0.3%
Reliance Industries Ltd.	1,478,942	53,767,136	1.1%
Tata Consultancy Services Ltd.	572,990	26,417,833	0.5%
Tata Steel Ltd.	1,167,525	19,153,937	0.4%
Other Securities		506,478,615	10.0%

TOTAL INDIA		774,675,305	15.4%

INDONESIA — (2.1%)
Bank Central Asia Tbk PT	32,282,500	18,106,338	0.4%
Other Securities		88,915,461	1.7%

TOTAL INDONESIA		107,021,799	2.1%

MALAYSIA — (1.6%)
Other Securities		82,584,296	1.6%

MEXICO — (2.2%)
America Movil SAB de CV	20,743,100	20,228,245	0.4%
Other Securities		91,591,195	1.8%

TOTAL MEXICO		111,819,440	2.2%

PERU — (0.1%)
Other Securities		6,540,713	0.1%

PHILIPPINES — (0.8%)
Other Securities		40,313,538	0.8%

POLAND — (0.7%)
Other Securities		36,712,092	0.7%

QATAR — (0.9%)
Qatar National Bank QPSC	2,466,222	15,729,544	0.3%
Other Securities		28,264,369	0.6%

TOTAL QATAR		43,993,913	0.9%

SAUDI ARABIA — (4.4%)
Al Rajhi Bank	678,193	31,770,718	0.6%
Saudi Basic Industries Corp.	442,004	15,311,750	0.3%
Saudi National Bank	1,091,357	22,874,637	0.5%
Other Securities		155,464,779	3.1%

TOTAL SAUDI ARABIA		225,421,884	4.5%

SOUTH AFRICA — (4.0%)
MTN Group Ltd.	2,050,540	21,748,016	0.4%
#* Sasol Ltd., Sponsored ADR	620,870	15,062,306	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$166,602,055	3.4%

TOTAL SOUTH AFRICA		203,412,377	4.1%

SOUTH KOREA — (12.5%)
LG Electronics, Inc.	157,679	14,280,524	0.3%
Samsung Electronics Co. Ltd.	3,140,501	167,368,431	3.3%
SK Hynix, Inc.	372,004	32,598,002	0.7%
Other Securities		419,157,540	8.3%

TOTAL SOUTH KOREA		633,404,497	12.6%

TAIWAN — (17.1%)
# China Steel Corp.	11,906,932	14,423,692	0.3%
CTBC Financial Holding Co. Ltd.	16,703,175	16,429,559	0.3%
# Delta Electronics, Inc.	1,704,486	14,228,342	0.3%
Hon Hai Precision Industry Co. Ltd.	5,794,322	19,851,806	0.4%
MediaTek, Inc.	799,995	22,054,245	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,971,808	234,564,591	4.7%
# United Microelectronics Corp.	9,015,000	14,321,128	0.3%
Other Securities		530,794,407	10.5%

TOTAL TAIWAN		866,667,770	17.2%

THAILAND — (2.2%)
Other Securities		113,693,619	2.3%

TURKEY — (0.5%)
Other Securities		26,342,292	0.5%

UNITED ARAB EMIRATES — (1.2%)
Emirates Telecommunications Group Co. PJSC	1,557,870	14,900,654	0.3%
Other Securities		47,434,127	0.9%

TOTAL UNITED ARAB EMIRATES		62,334,781	1.2%

UNITED STATES — (0.0%)
Other Security		1,602,896	0.0%

TOTAL COMMON STOCKS		4,962,259,071	98.6%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Other Securities		44,163,030	0.9%

CHILE — (0.0%)
Other Security		887,137	0.0%

COLOMBIA — (0.0%)
Other Securities		1,840,599	0.0%

SOUTH KOREA — (0.0%)
Other Security		84,571	0.0%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$359,906	0.0%

TOTAL PREFERRED STOCKS		47,335,243	0.9%

RIGHTS/WARRANTS — (0.0%)
PHILIPPINES — (0.0%)
Other Security		95	0.0%

SOUTH KOREA — (0.0%)
Other Security		22,707	0.0%

THAILAND — (0.0%)
Other Securities		2,573	0.0%

TOTAL RIGHTS/WARRANTS		25,375	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,183,282,795)		5,009,619,689

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	5,810,913	67,214,830	1.4%

TOTAL INVESTMENTS — (100.0%) (Cost $3,250,497,307)		$5,076,834,519	100.9%

As of April 30, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$34,172,679	$34,365,500	$192,821

Total Futures Contracts			$34,172,679	$34,365,500	$192,821

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,893,996	—	—	$202,893,996
Chile	12,779,847	$12,899,471	—	25,679,318
China	206,663,795	1,140,791,590	$647,063	1,348,102,448
Colombia	9,540,573	—	—	9,540,573
Czech Republic	—	8,864,572	—	8,864,572
Egypt	2,305	2,336,405	—	2,338,710
Greece	—	15,128,218	11,980	15,140,198
Hong Kong	—	14,571	—	14,571
Hungary	—	13,143,473	—	13,143,473
India	28,925,610	745,749,695	—	774,675,305

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Indonesia	—	$107,021,799	—		$107,021,799
Malaysia	—	82,584,296	—		82,584,296
Mexico	$111,819,440	—	—		111,819,440
Peru	6,540,713	—	—		6,540,713
Philippines	1,235,319	39,078,219	—		40,313,538
Poland	—	36,712,092	—		36,712,092
Qatar	—	43,993,913	—		43,993,913
Saudi Arabia	—	225,421,884	—		225,421,884
South Africa	38,626,435	164,785,942	—		203,412,377
South Korea	7,069,964	626,334,533	—		633,404,497
Taiwan	5,666,386	860,994,345	$7,039		866,667,770
Thailand	111,360,962	2,332,657	—		113,693,619
Turkey	851,217	25,491,075	—		26,342,292
United Arab Emirates	—	62,334,781	—		62,334,781
United States	1,602,896	—	—		1,602,896
Preferred Stocks
Brazil	44,163,030	—	—		44,163,030
Chile	—	887,137	—		887,137
Colombia	1,840,599	—	—		1,840,599
South Korea	—	84,571	—		84,571
Taiwan	—	359,906	—		359,906
Rights/Warrants
Philippines	—	95	—		95
South Korea	—	22,707	—		22,707
Thailand	—	2,573	—		2,573
Securities Lending Collateral	—	67,214,830	—		67,214,830
Futures Contracts**	192,821	—	—		192,821

TOTAL	$791,775,908	$4,284,585,350	$666,082	^	$5,077,027,340

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
BRAZIL — (4.5%)
	Cia de Locacao das Americas	1,789,285	$8,526,695	0.2%
*	Petro Rio SA	2,136,021	11,535,667	0.3%
	Sao Martinho SA	848,376	7,963,901	0.2%
	TOTVS SA	1,646,258	10,645,511	0.3%
	Transmissora Alianca de Energia Eletrica SA	1,387,823	12,345,686	0.3%
	Other Securities		151,955,382	3.3%

TOTAL BRAZIL			202,972,842	4.6%

CHILE — (0.6%)
	Other Securities		25,528,112	0.6%

CHINA — (23.6%)
#*	51job, Inc., ADR	107,785	6,558,717	0.2%
	China Conch Venture Holdings Ltd.	2,833,500	7,357,953	0.2%
	China Everbright Environment Group Ltd.	14,556,000	8,543,968	0.2%
	China Medical System Holdings Ltd.	5,444,500	7,795,144	0.2%
	China Meidong Auto Holdings Ltd.	2,234,000	7,352,930	0.2%
	China Merchants Port Holdings Co. Ltd.	4,340,000	7,576,755	0.2%
	China Power International Development Ltd.	16,420,333	7,939,489	0.2%
	China Resources Cement Holdings Ltd.	9,938,000	8,245,921	0.2%
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	7,357,140	0.2%
	Chinasoft International Ltd.	9,800,000	7,929,579	0.2%
#*	GCL Technology Holdings Ltd.	58,918,000	18,611,541	0.4%
	Hengan International Group Co. Ltd.	2,283,500	10,791,415	0.3%
*Ω	Hua Hong Semiconductor Ltd.	1,857,000	7,211,230	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	8,073,809	0.2%
	Kingboard Holdings Ltd.	2,687,921	12,101,335	0.3%
	Kingsoft Corp. Ltd.	3,235,800	9,710,660	0.2%
	Kunlun Energy Co. Ltd.	12,400,000	10,290,595	0.3%
	Minth Group Ltd.	3,043,000	7,169,932	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,234,400	6,641,806	0.2%
	Sinopharm Group Co. Ltd., Class H	3,968,800	9,132,914	0.2%
*	Vipshop Holdings Ltd., ADR	1,202,127	9,208,293	0.2%
#	Xtep International Holdings Ltd.	5,152,141	7,495,417	0.2%
Ω	Yadea Group Holdings Ltd.	4,728,000	7,126,492	0.2%
	Other Securities		859,151,173	18.9%

TOTAL CHINA			1,059,374,208	24.0%

COLOMBIA — (0.2%)
	Other Securities		6,861,226	0.2%

GREECE — (0.3%)
	Other Securities		15,228,543	0.3%

HONG KONG — (0.0%)
	Other Securities		204,821	0.0%

HUNGARY — (0.1%)
	Other Securities		2,973,615	0.1%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (16.5%)
*	Adani Transmission Ltd.	275,811	$9,936,284	0.2%
	Atul Ltd.	56,299	6,514,998	0.2%
	Crompton Greaves Consumer Electricals Ltd.	1,658,783	8,289,894	0.2%
	Federal Bank Ltd.	5,370,459	6,683,498	0.2%
	Indian Hotels Co. Ltd.	2,698,770	8,924,080	0.2%
	Persistent Systems Ltd.	220,788	12,384,115	0.3%
	Tata Elxsi Ltd.	97,195	9,727,233	0.2%
	Tata Power Co. Ltd.	2,644,678	8,286,331	0.2%
	Tube Investments of India Ltd.	425,653	10,341,778	0.2%
	Zee Entertainment Enterprises Ltd.	2,035,315	6,529,369	0.2%
	Other Securities		652,699,627	14.7%

	TOTAL INDIA		740,317,207	16.8%

	INDONESIA — (1.9%)
	Other Securities		84,491,949	1.9%

	MALAYSIA — (1.5%)
	Other Securities		67,555,815	1.5%

	MEXICO — (2.6%)
#Ω	Banco del Bajio SA	2,633,012	6,477,211	0.2%
*	Grupo Simec SAB de CV, Class B	959,651	9,499,400	0.2%
*	Industrias CH SAB de CV, Class B	1,828,929	18,821,213	0.4%
	Other Securities		80,035,841	1.8%

	TOTAL MEXICO		114,833,665	2.6%

	PHILIPPINES — (1.0%)
	Other Securities		45,363,121	1.0%

	POLAND — (1.0%)
#	Grupa Kety SA	55,668	8,058,846	0.2%
	Other Securities		35,406,681	0.8%

	TOTAL POLAND		43,465,527	1.0%

	QATAR — (0.7%)
	Other Securities		29,154,527	0.7%

	SAUDI ARABIA — (2.9%)
	Other Securities		130,408,058	3.0%

	SOUTH AFRICA — (4.0%)
	Foschini Group Ltd.	934,267	8,185,367	0.2%
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	6,656,258	0.2%
	Mr Price Group Ltd.	493,603	6,690,367	0.2%
#	SPAR Group Ltd.	617,202	6,474,117	0.2%
#	Woolworths Holdings Ltd.	2,635,429	9,865,836	0.2%
	Other Securities		140,335,970	3.0%

	TOTAL SOUTH AFRICA		178,207,915	4.0%

	SOUTH KOREA — (14.7%)
	Other Securities		661,751,332	15.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (16.6%)
# TA Chen Stainless Pipe	6,855,945	$10,139,976	0.2%
Taichung Commercial Bank Co. Ltd.	16,476,089	8,299,544	0.2%
Other Securities		727,036,499	16.5%

TOTAL TAIWAN		745,476,019	16.9%

THAILAND — (3.1%)
Other Securities		139,572,888	3.2%

TURKEY — (0.6%)
Other Securities		28,571,382	0.6%

UNITED ARAB EMIRATES — (0.7%)
Abu Dhabi Islamic Bank PJSC	2,858,039	6,807,305	0.2%
Other Securities		26,632,434	0.6%

TOTAL UNITED ARAB EMIRATES		33,439,739	0.8%

UNITED KINGDOM — (0.0%)
Other Security		89,080	0.0%

TOTAL COMMON STOCKS		4,355,841,591	98.8%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		26,723,887	0.6%

CHILE — (0.0%)
Other Securities		707,265	0.0%

PHILIPPINES — (0.0%)
Other Security		562,330	0.0%

THAILAND — (0.0%)
Other Security		1,534,063	0.1%

TOTAL PREFERRED STOCKS		29,527,545	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		75	0.0%

HONG KONG — (0.0%)
Other Securities		26,990	0.0%

INDIA — (0.0%)
Other Security		577	0.0%

MALAYSIA — (0.0%)
Other Securities		20,432	0.0%

PHILIPPINES — (0.0%)
Other Security		98,270	0.0%

SAUDI ARABIA — (0.0%)
Other Security		11,261	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$243,844	0.0%

TURKEY — (0.0%)
Other Security		30,569	0.0%

TOTAL RIGHTS/WARRANTS		432,018	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,779,834,442)		4,385,801,154

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	8,758,459	101,309,094	2.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,881,129,989)		$4,487,110,248	101.8%

As of April 30, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	594	06/17/22	$31,610,149	$31,404,780	$(205,369)

Total Futures Contracts			$31,610,149	$31,404,780	$(205,369)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$201,787,024	$1,185,818	—	$202,972,842
Chile	1,441,435	24,086,677	—	25,528,112
China	58,521,736	995,571,340	$5,281,132	1,059,374,208
Colombia	6,329,027	532,199	—	6,861,226
Greece	—	15,228,543	—	15,228,543
Hong Kong	—	140,392	64,429	204,821
Hungary	—	2,973,615	—	2,973,615
India	806,356	739,500,230	10,621	740,317,207
Indonesia	227,373	83,780,323	484,253	84,491,949
Malaysia	—	67,371,947	183,868	67,555,815
Mexico	108,923,993	5,891,945	17,727	114,833,665
Philippines	—	45,356,977	6,144	45,363,121
Poland	—	43,465,527	—	43,465,527
Qatar	—	29,154,527	—	29,154,527
Saudi Arabia	629,016	129,779,042	—	130,408,058
South Africa	6,958,564	171,249,351	—	178,207,915
South Korea	—	660,748,268	1,003,064	661,751,332
Taiwan	—	745,340,267	135,752	745,476,019
Thailand	136,780,290	2,786,744	5,854	139,572,888

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Turkey	—	$28,571,382	—		$28,571,382
United Arab Emirates	—	33,439,739	—		33,439,739
United Kingdom	—	89,080	—		89,080
Preferred Stocks
Brazil	$26,611,455	112,432	—		26,723,887
Chile	—	707,265	—		707,265
Philippines	—	562,330	—		562,330
Thailand	1,534,063	—	—		1,534,063
Rights/Warrants
Brazil	—	75	—		75
Hong Kong	—	26,990	—		26,990
India	—	577	—		577
Malaysia	—	20,432	—		20,432
Philippines	—	98,270	—		98,270
Saudi Arabia	—	11,261	—		11,261
Thailand	—	243,844	—		243,844
Turkey	—	30,569	—		30,569
Securities Lending Collateral	—	101,309,094	—		101,309,094
Futures Contracts**	(205,369)	—	—		(205,369)

TOTAL	$550,344,963	$3,929,367,072	$7,192,844	^	$4,486,904,879

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $771,105, $196,222, $127,460 and $14,707 of securities on loan, respectively)	$11,671,527	$2,693,256	$1,604,961	$1,470,524
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $803,861, $59,142, $23,416 and $16,240, respectively)	803,847	59,144	23,417	16,241
Segregated Cash for Futures Contracts	7,347	—	—	—
Foreign Currencies at Value	16,337	927	915	1,397
Cash	123,476	2,249	3,641	16
Receivables:
Investment Securities Sold	4,595	1,461	13,674	1,605
Dividends, Interest and Tax Reclaims	102,711	36,898	4,226	10,939
Securities Lending Income	1,048	148	387	7
Unrealized Gain on Foreign Currency Contracts	17	—	—	—
Prepaid Expenses and Other Assets	16	4	2	4

Total Assets	12,730,921	2,794,087	1,651,223	1,500,733

LIABILITIES:
Payables:
Upon Return of Securities Loaned	803,751	59,198	23,430	16,247
Investment Securities Purchased	2,284	268	7,257	1,358
Due to Advisor	2,029	232	140	129
Futures Margin Variation	5,704	—	—	—
Unrealized Loss on Foreign Currency Contracts	2	—	27	—
Accrued Expenses and Other Liabilities	799	357	173	142

Total Liabilities	814,569	60,055	31,027	17,876

NET ASSETS	$11,916,352	$2,734,032	$1,620,196	$1,482,857

Investment Securities at Cost	$10,761,379	$2,848,640	$1,635,619	$1,394,633

Foreign Currencies at Cost	$16,566	$938	$923	$1,401

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $353,630, $223,734, $207,756 and $502,369 of securities on loan, respectively)	$5,328,647	$1,337,881	$5,009,620	$4,385,801
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $372,579, $251,503, $67,215 and $101,296, respectively)	372,605	251,505	67,215	101,309
Segregated Cash for Futures Contracts	—	—	2,049	1,873
Foreign Currencies at Value	3,862	1,866	2,842	18,400
Cash	6,147	3,008	—	9,742
Receivables:
Investment Securities Sold	1,588	—	176,175	20,168
Dividends, Interest and Tax Reclaims	31,241	1,088	12,110	8,290
Securities Lending Income	701	147	344	1,574
Futures Margin Variation	—	—	153	140
Unrealized Gain on Foreign Currency Contracts	1	—	4	—
Prepaid Expenses and Other Assets	9	2	7	6

Total Assets	5,744,801	1,595,497	5,270,519	4,547,303

LIABILITIES:
Payables:
Due to Custodian	—	—	236	—
Upon Return of Securities Loaned	372,706	251,564	67,263	101,297
Investment Securities Purchased	3,650	2,011	—	—
Due to Advisor	461	117	446	765
Line of Credit	—	—	126,203	—
Unrealized Loss on Foreign Currency Contracts	—	—	247	—
Deferred Taxes Payable	—	—	41,978	34,160
Accrued Expenses and Other Liabilities	478	104	1,137	1,563

Total Liabilities	377,295	253,796	237,510	137,785

NET ASSETS	$5,367,506	$1,341,701	$5,033,009	$4,409,518

Investment Securities at Cost	$4,490,026	$1,062,996	$3,183,282	$3,779,834

Foreign Currencies at Cost	$3,930	$1,866	$2,827	$18,352

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $25,690, $5,113, $545 and $125, respectively)	$261,339	$45,858	$27,073	$33,914
Income from Securities Lending	2,222	812	2,320	41

Total Investment Income	263,561	46,670	29,393	33,955

Expenses
Investment Management Fees	12,132	1,558	856	855
Accounting & Transfer Agent Fees	17	6	4	4
Custodian Fees	433	213	132	50
Shareholders’ Reports	9	8	8	8
Directors’/Trustees’ Fees & Expenses	(55)	(13)	(7)	(8)
Professional Fees	101	22	11	12
Other	190	53	30	31

Total Expenses	12,827	1,847	1,034	952

Fees Paid Indirectly (Note C)	7	2	—	—

Net Expenses	12,820	1,845	1,034	952

Net Investment Income (Loss)	250,741	44,825	28,359	33,003

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	229,417	28,774	56,601	(16,822)
Affiliated Investment Companies Shares Sold	78	(11)	(9)	(3)
Futures	6,138	—	349	—
Foreign Currency Transactions	(2,871)	(1,029)	364	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,008,288)	(657,156)	(246,537)	(349,674)
Affiliated Investment Companies Shares	(100)	(11)	(4)	(3)
Futures	(11,791)	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4,657)	(2,007)	(126)	(369)

Net Realized and Unrealized Gain (Loss)	(792,074)	(631,440)	(189,362)	(366,871)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(541,333)	$(586,615)	$(161,003)	$(333,868)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,137, $3,425, $7,128 and $6,003, respectively)	$62,586	$27,444	$65,470	$39,872
Income from Securities Lending	2,907	891	2,201	9,610

Total Investment Income	65,493	28,335	67,671	49,482

Expenses
Investment Management Fees	3,011	701	2,912	4,874
Accounting & Transfer Agent Fees	9	2	10	9
Custodian Fees	413	39	1,150	1,300
Shareholders’ Reports	8	8	8	8
Directors’/Trustees’ Fees & Expenses	(29)	(6)	(25)	(21)
Professional Fees	52	14	64	80
Other	98	19	120	117

Total Expenses	3,562	777	4,239	6,367

Fees Paid Indirectly (Note C)	1	—	(2)	—

Net Expenses	3,561	777	4,241	6,367

Net Investment Income (Loss)	61,932	27,558	63,430	43,115

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	80,712	74,324	135,520	123,146
Affiliated Investment Companies Shares Sold	(49)	(44)	(22)	(22)
Futures	—	(287)	(10,174)	(6,344)
Foreign Currency Transactions	(1,304)	159	565	512
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,130,237)	(104,141)	(750,276)	(563,307)
Affiliated Investment Companies Shares	(2)	(14)	(13)	(2)
Futures	—	—	1,145	(259)
Translation of Foreign Currency-Denominated Amounts	(1,794)	(9)	(106)	111

Net Realized and Unrealized Gain (Loss)	(1,052,674)	(30,012)	(623,361)	(446,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(990,742)	$(2,454)	$(559,931)	$(403,050)

**	Net of foreign capital gain taxes withheld of $0, $0, $2,919 and $4,592, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$250,741	$420,963	$44,825	$67,580	$28,359	$62,661
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	229,417	468,390	28,774	106,212	56,601	188,465
Affiliated Investment Companies Shares Sold	78	(27)	(11)	4	(9)	(3)
Futures	6,138	29,155	—	—	349	—
Foreign Currency Transactions	(2,871)	4,495	(1,029)	(32)	364	(238)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(1,008,288)	3,710,810	(657,156)	204,124	(246,537)	322,334
Affiliated Investment Companies Shares	(100)	(30)	(11)	(6)	(4)	(1)
Futures	(11,791)	5,251	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	(4,657)	(1,694)	(2,007)	(657)	(126)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	(541,333)	4,637,313	(586,615)	377,225	(161,003)	573,226

Transactions in Interest:
Contributions	904,496	152,792	43,491	441,236	26,691	105,831
Withdrawals	(744,304)	(1,974,162)	(138,988)	(345,470)	(68,459)	(383,104)

Net Increase (Decrease) from Transactions in Interest	160,192	(1,821,370)	(95,497)	95,766	(41,768)	(277,273)

Total Increase (Decrease) in Net Assets	(381,141)	2,815,943	(682,112)	472,991	(202,771)	295,953
Net Assets
Beginning of Period	12,297,493	9,481,550	3,416,144	2,943,153	1,822,967	1,527,014

End of Period	$11,916,352	$12,297,493	$2,734,032	$3,416,144	$1,620,196	$1,822,967

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$33,003	$43,588	$61,932	$125,991	$27,558	$24,914
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(16,822)	99,258	80,712	392,015	74,324	167,819
Affiliated Investment Companies Shares Sold	(3)	1	(49)	2	(44)	(11)
Futures	—	(120)	—	—	(287)	42
Foreign Currency Transactions	—	291	(1,304)	(1,344)	159	445
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(349,674)	602,698	(1,130,237)	1,753,296	(104,141)	390,372
Affiliated Investment Companies Shares	(3)	(3)	(2)	(21)	(14)	(6)
Translation of Foreign Currency-Denominated Amounts	(369)	25	(1,794)	(445)	(9)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	(333,868)	745,738	(990,742)	2,269,494	(2,454)	583,578

Transactions in Interest:
Contributions	18,595	46,399	175,499	513,046	6,469	164,451
Withdrawals	(99,146)	(370,643)	(356,356)	(845,380)	(113,722)	(267,504)

Net Increase (Decrease) from Transactions in Interest	(80,551)	(324,244)	(180,857)	(332,334)	(107,253)	(103,053)

Total Increase (Decrease) in Net Assets	(414,419)	421,494	(1,171,599)	1,937,160	(109,707)	480,525
Net Assets
Beginning of Period	1,897,276	1,475,782	6,539,105	4,601,945	1,451,408	970,883

End of Period	$1,482,857	$1,897,276	$5,367,506	$6,539,105	$1,341,701	$1,451,408

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,430	$157,220	$43,115	$134,168
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	135,520	399,802	123,146	591,471
Affiliated Investment Companies Shares Sold	(22)	—	(22)	(4)
Futures	(10,174)	13,167	(6,344)	5,812
Foreign Currency Transactions	565	(3,699)	512	(3,794)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(750,276)	694,801	(563,307)	925,173
Affiliated Investment Companies Shares	(13)	(10)	(2)	(6)
Futures	1,145	(990)	(259)	(191)
Translation of Foreign Currency-Denominated Amounts	(106)	(9)	111	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	(559,931)	1,260,282	(403,050)	1,652,623

Transactions in Interest:
Contributions	198,611	553,796	188,768	95,865
Withdrawals	(915,001)	(1,229,073)	(504,919)	(1,526,723)

Net Increase (Decrease) from Transactions in Interest	(716,390)	(675,277)	(316,151)	(1,430,858)

Total Increase (Decrease) in Net Assets	(1,276,321)	585,005	(719,201)	221,765
Net Assets
Beginning of Period	6,309,330	5,724,325	5,128,719	4,906,954

End of Period	$5,033,009	$6,309,330	$4,409,518	$5,128,719

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $2,919 and $4,592, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50 and $2,309, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(4.38	%)(B)	51.09%	(18.68%)	3.60%	(8.10%)	26.53%	(17.54	%)(B)	13.08%	(1.93%)	4.47%	(7.46%)	27.10%

Net Assets, End of Period (thousands)	$11,916,352		$12,297,493	$9,481,550	$12,420,850	$12,153,340	$12,732,150	$2,734,032		$3,416,144	$2,943,153	$3,748,177	$3,834,097	$3,989,049
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.22%	0.21%	0.21%	0.22%	0.22%	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	4.13	%(C)	3.50%	2.77%	3.92%	3.21%	3.33%	2.88	%(C)	2.11%	2.13%	2.32%	1.90%	1.90%
Portfolio Turnover Rate	6	%(B)	9%	12%	16%	20%	17%	4	%(B)	11%	5%	12%	17%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(8.88	%)(B)	38.31%	0.14%	5.27%	(8.14%)	16.21%	(18.00	%)(B)	51.93%	(14.87%)	10.67%	(8.90%)	29.87%

Net Assets, End of Period (thousands)	$1,620,196		$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,482,857		$1,897,276	$1,475,782	$2,277,451	$2,188,825	$2,329,912
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.31	%(C)	3.42%	4.21%	4.11%	3.96%	3.82%	3.86	%(C)	2.27%	2.38%	3.43%	3.23%	3.40%
Portfolio Turnover Rate	11	%(B)	19%	18%	18%	18%	14%	6	%(B)	12%	9%	18%	14%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(15.31	%)(B)	51.24%	(2.23%)	8.43%	(10.78%)	34.27%	(0.23	%)(B)	59.72%	6.02%	1.00%	(10.44%)	12.10%

Net Assets, End of Period (thousands)	$5,367,506		$6,539,105	$4,601,945	$5,607,495	$5,422,260	$5,751,059	$1,341,701		$1,451,408	$970,883	$1,148,615	$1,146,811	$1,190,222
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.06	%(C)	2.11%	2.15%	2.74%	2.51%	2.33%	3.93	%(C)	1.90%	2.08%	2.37%	2.11%	2.14%
Portfolio Turnover Rate	5	%(B)	17%	8%	17%	15%	13%	7	%(B)	27%	18%	12%	14%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(9.32	%)(B)	22.22%	2.67%	11.40%	(11.83%)	25.26%	(8.15	%)(B)	36.03%	1.25%	13.47%	(16.06%)	21.55%

Net Assets, End of Period (thousands)	$5,033,009		$6,309,330	$5,724,325	$6,034,162	$5,469,649	$6,723,207	$4,409,518		$5,128,719	$4,906,954	$6,430,367	$6,306,302	$7,253,457
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.13%	0.14%	0.14%	0.15%	0.26	%(C)	0.27%	0.25%	0.24%	0.24%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.15%	0.14%	0.15%	0.26	%(C)	0.27%	0.26%	0.25%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.18	%(C)	2.42%	2.38%	3.04%	2.40%	2.23%	1.77	%(C)	2.47%	2.64%	2.90%	2.77%	2.78%
Portfolio Turnover Rate	3	%(B)	19%	22%	9%	12%	8%	5	%(B)	16%	18%	12%	12%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$7
The Japanese Small Company Series	2
The Continental Small Company Series	1
The Emerging Markets Series	(2)

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2022, the total related amounts paid by the Trust to the CCO were $9 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$191
The Japanese Small Company Series	49
The Asia Pacific Small Company Series	25
The United Kingdom Small Company Series	31
The Continental Small Company Series	57
The Canadian Small Company Series	14
The Emerging Markets Series	84
The Emerging Markets Small Cap Series	72

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,086,382	$730,444
The Japanese Small Company Series	$131,173	$198,204
The Asia Pacific Small Company Series	$201,395	$191,866
The United Kingdom Small Company Series	$96,579	$133,757
The Continental Small Company Series	$277,560	$404,980
The Canadian Small Company Series	$102,260	$172,508
The Emerging Markets Series	$188,976	$861,826
The Emerging Markets Small Cap Series	$235,915	$538,168

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$495,353	$2,471,530	$2,163,014	$78	$(100)	$803,847	69,495	$446	—

Total	$495,353	$2,471,530	$2,163,014	$78	$(100)	$803,847	69,495	$446	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$61,490	$201,942	$204,266	$(11)	$(11)	$59,144	5,113	$46	—

Total	$61,490	$201,942	$204,266	$(11)	$(11)	$59,144	5,113	$46	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$40,607	$76,095	$93,272	$(9)	$(4)	$23,417	2,025	$25	—

Total	$40,607	$76,095	$93,272	$(9)	$(4)	$23,417	2,025	$25	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$15,631	$53,228	$52,612	$(3)	$(3)	$16,241	1,404	$13	—

Total	$15,631	$53,228	$52,612	$(3)	$(3)	$16,241	1,404	$13	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$297,271	$699,040	$623,655	$(49)	$(2)	$372,605	32,213	$244	—

Total	$297,271	$699,040	$623,655	$(49)	$(2)	$372,605	32,213	$244	—

The Canadian Small Company
Series
The DFA Short Term Investment Fund	$276,415	$406,705	$431,557	$(44)	$(14)	$251,505	21,743	$174	—

Total	$276,415	$406,705	$431,557	$(44)	$(14)	$251,505	21,743	$174	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$107,885	$300,429	$341,064	$(22)	$(13)	$67,215	5,811	$71	—

Total	$107,885	$300,429	$341,064	$(22)	$(13)	$67,215	5,811	$71	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$143,180	$227,087	$268,934	$(22)	$(2)	$101,309	8,758	$80	—

Total	$143,180	$227,087	$268,934	$(22)	$(2)	$101,309	8,758	$80	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,637,071	$2,204,454	$(1,294,320)	$910,134
The Japanese Small Company Series	2,997,056	436,954	(592,336)	(155,382)
The Asia Pacific Small Company Series	1,700,696	340,740	(371,397)	(30,657)
The United Kingdom Small Company Series	1,434,044	359,094	(283,203)	75,891
The Continental Small Company Series	4,914,032	1,591,649	(753,001)	838,648
The Canadian Small Company Series	1,344,314	377,602	(102,715)	274,887
The Emerging Markets Series	3,279,643	2,242,706	(416,662)	1,826,044
The Emerging Markets Small Cap Series	4,001,951	1,458,519	(852,547)	605,972

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$124,540
The Asia Pacific Small Company Series	2,461
The Canadian Small Company Series	1,363
The Emerging Markets Series	33,723

Futures*
The Emerging Markets Small Cap Series	$40,494

*	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
The Emerging Markets Series	$193	$193

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(2)
The DFA International Value Series	$(8,776)	$(8,776)
The Emerging Markets Small Cap Series	(205)	(205)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$6,138	$6,138
The Asia Pacific Small Company Series	349	349	*
The Canadian Small Company Series	(287)	(287	)*
The Emerging Markets Series	(10,174)	(10,174)
The Emerging Markets Small Cap Series	(6,344)	(6,344)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(11,791)	$(11,791)
The Emerging Markets Series	1,145	1,145
The Emerging Markets Small Cap Series	(259)	(259)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
The DFA International Value Series	0.83%	$7,701	10	$2	$34,971	—
The Japanese Small Company Series	0.88%	173	5	—	374	—
The Asia Pacific Small Company Series	0.89%	216	18	—	837	—
The United Kingdom Small Company Series	0.91%	1,018	24	1	3,521	—
The Continental Small Company Series	0.90%	254	11	—	736	—
The Canadian Small Company Series	0.89%	93	13	—	428	—
The Emerging Markets Series	0.83%	8,887	10	2	16,316	—
The Emerging Markets Small Cap Series	0.83%	4,395	2	—	8,774	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2022
The DFA International Value Series	Borrower	0.44%	$49,829	1	$1	$49,829	—
The Emerging Markets Series	Borrower	0.69%	132,838	4	10	147,127	$126,198

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Series’ utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$138,336	$21,363	$(1,206)
The Japanese Small Company Series	8,252	16,720	(2,284)
The Asia Pacific Small Company Series	6,165	12,438	3,084
The United Kingdom Small Company Series	10,086	14,721	2,977
The Continental Small Company Series	9,141	27,622	9,983
The Canadian Small Company Series	6,283	32,419	10,521
The Emerging Markets Series	496	1,813	316
The Emerging Markets Small Cap Series	94	3,705	(391)

J. Securities Lending:

As of April 30, 2022, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$28,832
The Japanese Small Company Series	148,795
The Asia Pacific Small Company Series	113,284
The Continental Small Company Series	5,734
The Canadian Small Company Series	6,152
The Emerging Markets Series	151,366
The Emerging Markets Small Cap Series	444,341

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$803,751	—	—	—	$803,751
The Japanese Small Company Series
Common Stocks	59,198	—	—	—	59,198
The Asia Pacific Small Company Series
Common Stocks	23,430	—	—	—	23,430
The United Kingdom Small Company Series
Common Stocks	16,247	—	—	—	16,247
The Continental Small Company Series
Common Stocks, Rights/Warrants	372,706	—	—	—	372,706
The Canadian Small Company Series
Common Stocks, Rights/Warrants	251,564	—	—	—	251,564
The Emerging Markets Series
Common Stocks	67,263	—	—	—	67,263
The Emerging Markets Small Cap Series
Common Stocks	101,297	—	—	—	101,297

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Series.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DFAITC, including each of the Series. The results of the voting were as follows:

DFAITC

Proposal: Election of Trustees*

		For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.	Reena Aggarwal	1,338,053,388	7,752,954	1,345,806,342	99.42%	0.58%	100.00%
2.	David P. Butler	1,310,184,308	35,622,034	1,345,806,342	97.35%	2.65%	100.00%
3.	George M Constantinides	1,293,129,780	52,676,562	1,345,806,342	96.09%	3.91%	100.00%
4.	Douglas W. Diamond	1,309,663,859	36,142,483	1,345,806,342	97.31%	2.69%	100.00%
5.	Darrell Duffie	1,310,016,601	35,789,741	1,345,806,342	97.34%	2.66%	100.00%
6.	Francis A. Longstaff	1,338,492,235	7,314,108	1,345,806,342	99.46%	0.54%	100.00%
7.	Gerard K. O’Reilly	1,310,259,985	35,546,357	1,345,806,342	97.36%	2.64%	100.00%
8.	Abbie J. Smith	1,294,152,136	51,654,207	1,345,806,342	96.16%	3.84%	100.00%
9.	Heather E. Tookes	1,338,526,033	7,280,309	1,345,806,342	99.46%	0.54%	100.00%
10. Ingrid M. Werner		1,310,401,509	35,404,834	1,345,806,342	97.37%	2.63%	100.00%

*	Results are for all series within DFAITC

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended April 30, 2022
EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$963.50	0.14%	$0.68
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.2%
Consumer Discretionary	8.4%
Consumer Staples	3.1%
Energy	10.7%
Financials	28.9%
Health Care	2.3%
Industrials	9.2%
Information Technology	11.2%
Materials	16.2%
Real Estate	5.2%
Utilities	1.6%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
BRAZIL — (4.4%)
Petroleo Brasileiro SA	10,301,883	$69,680,108	0.6%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	127,271,213	1.1%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	60,345,125	0.5%
Vale SA	7,820,890	131,757,392	1.1%
Other Securities		150,454,743	1.2%

TOTAL BRAZIL		539,508,581	4.5%

CHILE — (0.5%)
Other Securities		64,248,603	0.5%

CHINA — (27.3%)
* Alibaba Group Holding Ltd.	8,685,000	105,936,830	0.9%
* Baidu, Inc., Sponsored ADR	858,247	106,568,530	0.9%
Bank of China Ltd., Class H	271,691,817	106,607,098	0.9%
China Construction Bank Corp., Class H	437,755,101	311,856,299	2.6%
China Merchants Bank Co. Ltd., Class H	9,649,000	58,156,884	0.5%
China Overseas Land & Investment Ltd.	19,311,000	59,657,044	0.5%
# China Resources Land Ltd.	17,952,000	80,177,446	0.7%
China Shenhua Energy Co. Ltd., Class H	16,463,000	52,596,889	0.5%
Industrial & Commercial Bank of China Ltd., Class H	198,536,996	119,679,351	1.0%
PetroChina Co. Ltd., Class H	107,982,000	51,258,396	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	23,598,500	149,159,346	1.3%
* Trip.com Group Ltd., ADR	1,765,245	41,748,044	0.4%
Other Securities		2,088,394,370	16.9%

TOTAL CHINA		3,331,796,527	27.5%

COLOMBIA — (0.1%)
Other Securities		8,120,174	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		14,894,531	0.1%

GREECE — (0.3%)
Other Securities		33,786,219	0.3%

HONG KONG — (0.0%)
Other Securities		345,595	0.0%

HUNGARY — (0.2%)
Other Securities		28,413,411	0.2%

INDIA — (15.2%)
* Axis Bank Ltd.	9,124,030	86,173,301	0.7%
Hindalco Industries Ltd.	9,428,685	58,791,771	0.5%
Housing Development Finance Corp. Ltd.	1,427,059	41,123,563	0.4%
# ICICI Bank Ltd., Sponsored ADR	4,024,863	76,633,389	0.6%
JSW Steel Ltd.	4,827,498	45,379,964	0.4%
Larsen & Toubro Ltd.	2,229,024	49,122,941	0.4%
Mahindra & Mahindra Ltd.	3,949,734	47,416,347	0.4%
Reliance Industries Ltd.	11,865,020	431,354,404	3.6%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Tata Motors Ltd.	8,275,763	$46,762,512	0.4%
Tata Steel Ltd.	2,485,153	40,770,397	0.4%
Other Securities		929,953,653	7.5%

TOTAL INDIA		1,853,482,242	15.3%

INDONESIA — (2.0%)
Other Securities		239,553,841	2.0%

MALAYSIA — (1.9%)
Other Securities		235,587,060	1.9%

MEXICO — (2.3%)
Grupo Mexico SAB de CV, Class B	9,127,735	42,756,974	0.4%
Other Securities		243,136,146	2.0%

TOTAL MEXICO		285,893,120	2.4%

PHILIPPINES — (1.0%)
Other Securities		117,479,057	1.0%

POLAND — (0.7%)
Other Securities		92,403,575	0.8%

QATAR — (0.5%)
Other Securities		57,862,179	0.5%

SAUDI ARABIA — (3.6%)
Riyad Bank	3,674,892	39,825,113	0.3%
Saudi Basic Industries Corp.	2,022,703	70,069,781	0.6%
Saudi National Bank	2,323,120	48,692,157	0.4%
Other Securities		276,603,999	2.3%

TOTAL SAUDI ARABIA		435,191,050	3.6%

SOUTH AFRICA — (4.2%)
Impala Platinum Holdings Ltd.	3,383,984	43,773,240	0.4%
MTN Group Ltd.	6,469,932	68,620,063	0.6%
* Sasol Ltd.	1,665,381	40,796,692	0.3%
Standard Bank Group Ltd.	4,458,510	47,249,087	0.4%
Other Securities		308,523,147	2.5%

TOTAL SOUTH AFRICA		508,962,229	4.2%

SOUTH KOREA — (12.7%)
Hana Financial Group, Inc.	1,199,113	44,519,107	0.4%
Hyundai Motor Co	370,785	53,796,343	0.5%
# KB Financial Group, Inc., ADR	2,179,881	100,100,135	0.8%
Kia Corp.	939,529	61,623,939	0.5%
# LG Electronics, Inc.	565,137	51,182,798	0.4%
POSCO Holdings, Inc., Sponsored ADR	903,713	51,249,564	0.4%
Samsung Electronics Co. Ltd.	2,650,847	141,273,034	1.2%
SK Hynix, Inc.	906,319	79,419,008	0.7%
Other Securities		970,902,186	7.9%

TOTAL SOUTH KOREA		1,554,066,114	12.8%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (17.2%)
# Asustek Computer, Inc.	3,664,000	$44,071,750	0.4%
Cathay Financial Holding Co. Ltd.	37,255,459	78,331,907	0.7%
China Steel Corp.	58,452,320	70,807,344	0.6%
CTBC Financial Holding Co. Ltd.	80,071,073	78,759,419	0.7%
Fubon Financial Holding Co. Ltd.	33,386,173	83,829,889	0.7%
Hon Hai Precision Industry Co. Ltd.	39,997,192	137,033,559	1.2%
# United Microelectronics Corp.	30,424,681	48,332,307	0.4%
Other Securities		1,562,090,590	12.7%

TOTAL TAIWAN		2,103,256,765	17.4%

THAILAND — (2.1%)
PTT PCL	47,991,600	52,545,548	0.5%
Other Securities		202,231,256	1.6%

TOTAL THAILAND		254,776,804	2.1%

TURKEY — (0.6%)
Other Securities		74,491,634	0.6%

UNITED ARAB EMIRATES — (0.8%)
Other Securities		96,575,240	0.8%

UNITED KINGDOM — (0.0%)
Other Security		261,403	0.0%

TOTAL COMMON STOCKS		11,930,955,954	98.6%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	4,448,873	27,247,823	0.2%
Other Securities		45,451,286	0.4%

TOTAL BRAZIL		72,699,109	0.6%

COLOMBIA — (0.1%)
Other Securities		5,503,336	0.1%

PHILIPPINES — (0.0%)
Other Security		753,241	0.0%

SOUTH KOREA — (0.0%)
Other Security		186,209	0.0%

TAIWAN — (0.0%)
Other Security		1,497,640	0.0%

TOTAL PREFERRED STOCKS		80,639,535	0.7%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		9,298	0.0%

MALAYSIA — (0.0%)
Other Security		38,033	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$289,223	0.0%

SOUTH KOREA — (0.0%)
Other Security		4,720	0.0%

THAILAND — (0.0%)
Other Securities		19,676	0.0%

TURKEY — (0.0%)
Other Security		75,369	0.0%

TOTAL RIGHTS/WARRANTS		436,319	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,926,469,161)		12,012,031,808

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	16,857,106	194,986,147	1.6%

TOTAL INVESTMENTS — (100.0%) (Cost $10,121,461,759)		$12,207,017,955	100.9%

As of April 30, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$35,030,792	$34,365,500	$(665,292)
S&P 500® Emini Index	239	06/17/22	51,464,228	49,323,625	(2,140,603)

Total Futures Contracts			$86,495,020	$83,689,125	$(2,805,895)

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$539,392,039	$116,542	—	$539,508,581
Chile	5,082,063	59,166,540	—	64,248,603
China	263,682,479	3,062,260,052	$5,853,996	3,331,796,527
Colombia	8,120,174	—	—	8,120,174
Czech Republic	—	14,894,531	—	14,894,531
Greece	—	33,786,219	—	33,786,219
Hong Kong	—	343,703	1,892	345,595
Hungary	—	28,413,411	—	28,413,411
India	82,792,570	1,770,655,282	34,390	1,853,482,242
Indonesia	—	239,176,079	377,762	239,553,841
Malaysia	—	235,586,470	590	235,587,060
Mexico	278,367,663	7,525,457	—	285,893,120
Philippines	—	117,465,255	13,802	117,479,057

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Poland	—	$92,403,575	—		$92,403,575
Qatar	—	57,862,179	—		57,862,179
Saudi Arabia	$293,126	434,897,924	—		435,191,050
South Africa	62,377,855	446,584,374	—		508,962,229
South Korea	203,241,160	1,349,859,653	$965,301		1,554,066,114
Taiwan	22,976,777	2,079,958,509	321,479		2,103,256,765
Thailand	245,678,877	9,097,927	—		254,776,804
Turkey	8,571,190	65,920,444	—		74,491,634
United Arab Emirates	—	96,575,240	—		96,575,240
United Kingdom	—	261,403	—		261,403
Preferred Stocks
Brazil	72,616,169	82,940	—		72,699,109
Colombia	5,503,336	—	—		5,503,336
Philippines	—	753,241	—		753,241
South Korea	—	186,209	—		186,209
Taiwan	—	1,497,640	—		1,497,640
Rights/Warrants
Hong Kong	—	9,298	—		9,298
Malaysia	—	38,033	—		38,033
Philippines	—	289,223	—		289,223
South Korea	—	4,720	—		4,720
Thailand	—	19,676	—		19,676
Turkey	—	75,369	—		75,369
Securities Lending Collateral	—	194,986,147	—		194,986,147
Futures Contracts**	(2,805,895)	—	—		(2,805,895)

TOTAL	$1,795,889,583	$10,400,753,265	$7,569,212	^	$12,204,212,060

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $608,567 of securities on loan)*	$12,012,032
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $194,993)	194,986
Segregated Cash for Futures Contracts	4,726
Foreign Currencies at Value	86,719
Cash	10,267
Receivables:
Investment Securities Sold	36,507
Dividends, Interest and Tax Reclaims	31,607
Securities Lending Income	1,154

Total Assets	12,377,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	195,013
Due to Advisor	1,038
Futures Margin Variation	1,710
Deferred Taxes Payable	75,829
Accrued Expenses and Other Liabilities	2,672

Total Liabilities	276,262

NET ASSETS	$12,101,736

Investment Securities at Cost	$9,926,469

Foreign Currencies at Cost	$87,865

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,928)	$171,887
Income from Securities Lending	6,443

Total Investment Income	178,330

Expenses
Investment Management Fees	6,445
Accounting & Transfer Agent Fees	34
Custodian Fees	2,426
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	(54)
Professional Fees	151
Other	290

Total Expenses	9,301

Fees Paid Indirectly (Note C)	1

Net Expenses	9,300

Net Investment Income (Loss)	169,030

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	299,392
Affiliated Investment Companies Shares Sold	27
Futures	(5,541)
Foreign Currency Transactions	(2,195)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(909,033)
Affiliated Investment Companies Shares	(57)
Futures	(3,257)
Translation of Foreign Currency-Denominated Amounts	(1,052)

Net Realized and Unrealized Gain (Loss)	(621,716)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(452,686)

**	Net of foreign capital gain taxes withheld of $6,951.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,030	$478,456
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	299,392	651,370
Affiliated Investment Companies Shares Sold	27	(2)
Futures	(5,541)	40,443
Foreign Currency Transactions	(2,195)	(4,609)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(909,033)	3,305,387
Affiliated Investment Companies Shares	(57)	(21)
Futures	(3,257)	840
Translation of Foreign Currency-Denominated Amounts	(1,052)	12

Net Increase (Decrease) in Net Assets Resulting from Operations	(452,686)	4,471,876

Transactions in Interest:
Contributions	413,315	568,216
Withdrawals	(1,328,598)	(4,440,642)

Net Increase (Decrease) from Transactions in Interest	(915,283)	(3,872,426)

Total Increase (Decrease) in Net Assets	(1,367,969)	599,450
Net Assets
Beginning of Period	13,469,705	12,870,255

End of Period	$12,101,736	$13,469,705

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $6,951.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $12,230.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Total Return	(3.61	%)(B)	35.69%	(9.41%)	5.24%	(9.06%)	24.89%

Net Assets, End of Period (thousands)	$12,101,736		$13,469,705	$12,870,255	$17,426,097	$16,684,907	$19,612,211
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.14%	0.14%	0.13%	0.14%	0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.14%	0.14%	0.15%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.62	%(C)	3.26%	3.25%	2.95%	2.78%	2.64%
Portfolio Turnover Rate	7	%(B)	14%	20%	14%	13%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $326 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2022, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2022, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $2 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$888,417	$1,676,663

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2021	at Cost	from Sales	on Sales	Depreciation	April 30, 2022	April 30, 2022	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$226,407	$824,458	$855,849	$27	$(57)	$194,986	16,857	$139	—

Total	$226,407	$824,458	$855,849	$27	$(57)	$194,986	16,857	$139	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$10,293,358	$3,686,635	$(1,601,079)	$2,085,556

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$96,184

*	Average Notional Value of futures contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
Dimensional Emerging Markets Value Fund	$(2,806)	$(2,806)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(5,541)	$(5,541)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$(3,257)	$(3,257)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2022
Dimensional Emerging Markets Value Fund	0.83%	$216	2	—	$216	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2022
Dimensional Emerging Markets Value Fund	Borrower	0.44%	$103,598	3	$4	$103,598	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Fund utilized the interfund lending program.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2022, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$2,105	$10,040	$2,333

I. Securities Lending:

As of April 30, 2022, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$569,304

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Dimensional Emerging Markets Value Fund
Common Stocks	$195,013	—	—	—	$195,013

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Fund.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Emerging Markets Value Fund (“DEM”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of DEM. The results of the voting were as follows:

DEM

Proposal: Election of Trustees

		For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.	Reena Aggarwal	173,033,460	365,674	173,399,134.00	99.79%	0.21%	100.00%
2.	David P. Butler	173,018,486	380,648	173,399,134.00	99.78%	0.22%	100.00%
3.	George M Constantinides	172,705,596	693,538	173,399,134.00	99.60%	0.40%	100.00%
4.	Douglas W. Diamond	173,010,169	388,965	173,399,134.00	99.78%	0.22%	100.00%
5.	Darrell Duffie	173,050,815	348,319	173,399,134.00	99.80%	0.20%	100.00%
6.	Francis A. Longstaff	173,044,151	354,983	173,399,134.00	99.80%	0.20%	100.00%
7.	Gerard K. O’Reilly	173,019,783	379,351	173,399,134.00	99.78%	0.22%	100.00%
8.	Abbie J. Smith	172,734,769	664,365	173,399,134.00	99.62%	0.38%	100.00%
9.	Heather E. Tookes	173,014,750	384,384	173,399,134.00	99.78%	0.22%	100.00%
10. Ingrid M. Werner		172,944,734	454,400	173,399,134.00	99.74%	0.26%	100.00%

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043022-001SI 00274960

ITEM 2.     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.     INVESTMENTS.

(a)    The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (4.4%)
*	Alliar Medicos A Frente SA	200,100	$785,595
	Americanas SA	45,227	219,551
*	Anima Holding SA	75,000	84,194
	Atacadao SA	743,150	3,091,980
	Banco Bradesco SA, ADR	1,202,245	4,328,082
	Banco Bradesco SA	3,264,177	9,844,129
	Banco do Brasil SA	2,008,697	13,497,085
	Banco Santander Brasil SA	991,731	6,368,887
	BrasilAgro—Co. Brasileira de Propriedades Agricolas	268,263	1,844,327
*	C&A Modas Ltda	161,600	143,167
	Camil Alimentos SA	625,691	1,085,858
	Cia Brasileira de Distribuicao	684,958	2,816,613
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	3,153,231
	Cia Siderurgica Nacional SA	850,108	3,622,969
	Cielo SA	5,142,220	3,536,352
	Construtora Tenda SA	107,500	126,549
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	801,691	2,294,507
	Direcional Engenharia SA	565,357	1,315,063
*	Embraer SA	1,284,592	3,692,200
*	Embraer SA, Sponsored ADR	210,512	2,393,521
	Enauta Participacoes SA	621,873	2,596,195
	Even Construtora e Incorporadora SA	643,456	696,303
	Ez Tec Empreendimentos e Participacoes SA	30,700	97,242
*	Gafisa SA	64,000	20,324
	Gafisa SA, ADR	164,984	108,889
	Gerdau SA, Sponsored ADR	4,307,629	24,424,256
	Gerdau SA	157,566	700,832
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	272,127	183,291
	Guararapes Confeccoes SA	194,200	362,165
	Hypera SA	100,900	763,697
	Industrias Romi SA	220,866	597,738
*	International Meal Co. Alimentacao SA, Class A	540,442	271,098
	Iochpe-Maxion SA	945,790	2,550,062
	JBS SA	2,928,450	22,419,691
	JHSF Participacoes SA	1,850,605	2,455,520
	M Dias Branco SA	154,000	737,301
*	Marisa Lojas SA	945,126	445,422
	Mills Estruturas e Servicos de Engenharia SA	46,300	69,675
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	16,200	19,300
	MRV Engenharia e Participacoes SA	919,965	1,920,335
	Natura & Co. Holding SA	1,318,315	4,957,064
#	Natura & Co. Holding SA, ADR	49,497	372,217
	Petroleo Brasileiro SA, Sponsored ADR	10,372,552	127,271,213
	Petroleo Brasileiro SA, Sponsored ADR	4,446,951	60,345,125
	Petroleo Brasileiro SA	10,301,883	69,680,108
	Positivo Tecnologia SA	293,208	463,183
	Sao Carlos Empreendimentos e Participacoes SA	60,300	448,840
Ω	Ser Educacional SA	98,377	186,250
	SLC Agricola SA	435,937	4,665,384
	TIM SA	2,431,631	6,629,999
	Trisul SA	290,805	233,517
	Tupy SA	416,802	1,724,890
	Ultrapar Participacoes SA	737,116	1,948,666
	Usinas Siderurgicas de Minas Gerais SA Usiminas	517,000	1,100,100
	Vale SA	7,820,890	131,757,392

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	150,437	$274,161
	Vibra Energia SA	413,699	1,767,276

TOTAL BRAZIL			539,508,581

CHILE — (0.5%)
	Banco de Credito e Inversiones SA	9,054	280,190
	Besalco SA	530,992	150,650
*	Camanchaca SA	1,334,309	65,553
	CAP SA	621,658	7,710,583
	Cementos BIO BIO SA	665,307	526,236
	Cencosud SA	6,853,229	10,969,860
	Cia Sud Americana de Vapores SA	46,485,243	5,254,910
	Cristalerias de Chile SA	264,624	962,845
	Empresa Nacional de Telecomunicaciones SA	750,842	2,742,709
	Empresas CMPC SA	4,232,913	6,308,964
	Empresas COPEC SA	1,706,534	12,547,455
	Empresas Hites SA	1,783,807	265,659
*	Empresas La Polar SA	18,620,639	235,171
#	Enel Americas SA, ADR	955,275	5,082,063
	Enel Americas SA	13,898,479	1,455,432
	Grupo Security SA	4,234,823	548,745
	Inversiones Aguas Metropolitanas SA	2,266,399	890,363
	Itau CorpBanca Chile SA	568,841,776	1,160,684
	Masisa SA	9,310,884	160,066
	PAZ Corp. SA	1,562,812	542,483
	Ripley Corp. SA	333,069	51,947
	Salfacorp SA	2,200,300	670,855
	Sigdo Koppers SA	187,924	163,075
	SMU SA	2,210,473	209,704
	Sociedad Matriz SAAM SA	47,547,899	2,955,156
	Socovesa SA	3,702,080	468,860
	SONDA SA	207,261	70,727
	Vina Concha y Toro SA	1,226,377	1,797,658

TOTAL CHILE			64,248,603

CHINA — (27.3%)
*	21Vianet Group, Inc., ADR	312,424	1,865,171
*	360 Security Technology, Inc., Class A	661,700	815,087
*	361 Degrees International Ltd.	5,174,000	2,668,769
#*Ω	3SBio, Inc.	4,591,000	3,238,915
	5I5J Holding Group Co. Ltd., Class A	1,102,800	477,325
#	AAC Technologies Holdings, Inc.	3,268,000	7,633,340
#Ω	AAG Energy Holdings Ltd.	987,000	187,204
	Accelink Technologies Co. Ltd., Class A	171,600	389,821
	Advanced Technology & Materials Co. Ltd., Class A	275,600	288,741
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	880,335
	AECC Aviation Power Co. Ltd., Class A	345,407	1,966,651
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	419,623	490,718
#	Agile Group Holdings Ltd.	10,528,999	5,042,227
	Agricultural Bank of China Ltd., Class H	95,473,000	35,808,276
*	Air China Ltd., Class H	4,914,000	3,312,249
	Aisino Corp., Class A	596,467	915,872
	Ajisen China Holdings Ltd.	3,383,000	479,249
*	Alibaba Group Holding Ltd.	8,685,000	105,936,830
Ω	A-Living Smart City Services Co. Ltd.	960,250	1,518,703
*	Alpha Group, Class A	286,500	160,328
*	Aluminum Corp. of China Ltd., Class H	19,370,000	8,882,684

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Angang Steel Co. Ltd., Class H	8,699,632	$3,805,494
	Anhui Conch Cement Co. Ltd., Class H	6,984,500	37,953,989
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	430,699
	Anhui Guangxin Agrochemical Co. Ltd., Class A	89,500	482,356
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	569,131
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	414,960	320,776
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	415,909
	Anhui Xinhua Media Co. Ltd., Class A	683,764	489,474
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	557,704	989,479
*	Anton Oilfield Services Group	15,908,000	872,903
	Aoshikang Technology Co. Ltd., Class A	49,300	452,866
	APT Satellite Holdings Ltd.	154,000	45,807
	Asia Cement China Holdings Corp	2,918,000	1,882,164
Ω	AsiaInfo Technologies Ltd.	446,400	752,607
*	Asian Citrus Holdings Ltd.	2,661,000	34,676
	AVIC Electromechanical Systems Co. Ltd., Class A	27,400	40,886
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,732,900	1,586,803
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	7,036,475
Ω	BAIC Motor Corp. Ltd., Class H	10,414,500	3,252,256
*	Baidu, Inc., Sponsored ADR	858,247	106,568,530
Ω	BAIOO Family Interactive Ltd.	1,124,000	65,944
	Bank of Beijing Co. Ltd., Class A	5,995,822	4,144,928
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,542,019
	Bank of Chengdu Co. Ltd., Class A	1,504,028	3,809,022
	Bank of China Ltd., Class H	271,691,817	106,607,098
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,727,693
	Bank of Communications Co. Ltd., Class H	39,581,574	27,544,377
	Bank of Hangzhou Co. Ltd., Class A	1,844,805	4,249,493
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	4,584,290
	Bank of Nanjing Co. Ltd., Class A	3,593,931	6,291,851
	Bank of Ningbo Co. Ltd., Class A	1,916,781	10,470,822
	Bank of Shanghai Co. Ltd., Class A	3,689,247	3,622,168
*	Bank of Tianjin Co. Ltd., Class H	29,000	7,513
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	442,858	86,072
	Baoshan Iron & Steel Co. Ltd., Class A	7,814,777	7,605,236
	Baosheng Science & Technology Innovation Co. Ltd., Class A	196,050	111,297
*	Baoye Group Co. Ltd., Class H	1,561,120	785,355
*	Baozun, Inc., Class A	17,300	43,517
	BBMG Corp., Class H	16,212,000	2,652,626
	Befar Group Co. Ltd., Class A	254,600	204,731
	Beibuwan Port Co. Ltd., Class A	258,100	292,516
	Beijing Capital Development Co. Ltd., Class A	425,200	366,601
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,408,330
*	Beijing Capital International Airport Co. Ltd., Class H	11,178,000	6,106,622
*	Beijing Energy International Holding Co. Ltd.	4,182,000	137,919
	Beijing Enlight Media Co. Ltd., Class A	195,500	214,260
*	Beijing Enterprises Clean Energy Group Ltd.	4,880,000	46,478
	Beijing Enterprises Holdings Ltd.	3,043,000	10,287,301
*	Beijing Enterprises Urban Resources Group Ltd.	712,000	72,042
	Beijing Enterprises Water Group Ltd.	17,900,000	5,790,425
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	255,190	552,063
*	Beijing Health Holdings Ltd.	3,048,000	31,250
*	Beijing Jetsen Technology Co. Ltd., Class A	87,500	63,494
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	34,500	126,978
	Beijing New Building Materials PLC, Class A	9,100	39,818
	Beijing North Star Co. Ltd., Class H	5,602,000	757,040
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	239,899
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	464,507

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co. Ltd., Class A	775,200	$547,591
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	81,200	51,028
	Beijing Shiji Information Technology Co. Ltd., Class A	134,398	364,372
	Beijing Shougang Co. Ltd., Class A	756,666	544,631
	Beijing Sinnet Technology Co. Ltd., Class A	488,228	709,770
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	653,388
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	193,702
	Beijing Thunisoft Corp. Ltd., Class A	169,434	173,675
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	122,460
	Beijing Yanjing Brewery Co. Ltd., Class A	1,317,929	1,363,868
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	472,790	763,540
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	854,856	592,995
	Best Pacific International Holdings Ltd.	396,000	110,149
	Bestsun Energy Co. Ltd., Class A	173,200	114,103
	Better Life Commercial Chain Share Co. Ltd., Class A	445,530	596,729
	Biem.L.Fdlkk Garment Co. Ltd., Class A	73,725	249,341
	BII Railway Transportation Technology Holdings Co. Ltd.	112,000	5,574
	Blue Sail Medical Co. Ltd., Class A	492,700	663,266
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	971,800	838,713
Ω	BOC Aviation Ltd.	61,500	482,429
	BOE Technology Group Co. Ltd., Class A	13,370,757	7,660,985
*	Bohai Leasing Co. Ltd., Class A	2,291,900	717,522
*	Boyaa Interactive International Ltd.	1,454,000	84,648
	Bright Dairy & Food Co. Ltd., Class A	630,905	1,050,871
	Bright Real Estate Group Co. Ltd., Class A	171,200	71,324
*	Brilliance China Automotive Holdings Ltd.	16,650,000	5,869,126
*	BTG Hotels Group Co. Ltd., Class A	200,100	709,431
	BYD Electronic International Co. Ltd.	2,731,500	5,444,834
	C C Land Holdings Ltd.	15,977,429	4,055,374
	C&D International Investment Group Ltd.	444,726	1,091,478
	Cabbeen Fashion Ltd.	1,514,000	510,114
	Caitong Securities Co. Ltd., Class A	674,310	722,669
	Camel Group Co. Ltd., Class A	216,320	270,855
	Canny Elevator Co. Ltd., Class A	211,052	225,858
*	Capital Environment Holdings Ltd.	12,116,000	249,169
	Carrianna Group Holdings Co. Ltd.	3,478,391	221,151
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,318,292
	CECEP Wind-Power Corp., Class A	941,500	569,753
	Central China Management Co. Ltd.	7,334,350	1,148,721
#	Central China Real Estate Ltd.	5,175,350	444,860
	Central China Securities Co. Ltd., Class H	217,000	35,180
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,837,462
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	225,348
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	151,464
	Changjiang Securities Co. Ltd., Class A	1,260,190	1,052,021
#	Chaowei Power Holdings Ltd.	3,472,000	743,340
*	Cheetah Mobile, Inc., ADR	209,931	167,945
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	525,429
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	361,212
	China Aerospace International Holdings Ltd.	12,534,000	758,547
#	China Aircraft Leasing Group Holdings Ltd.	896,000	602,036
	China BlueChemical Ltd., Class H	11,490,878	3,949,989
#Ω	China Bohai Bank Co. Ltd., Class H	869,000	142,134
# *	China Boton Group Co. Ltd.	262,000	98,558
*	China CAMC Engineering Co. Ltd., Class A	347,300	451,293
	China Cinda Asset Management Co. Ltd., Class H	48,401,000	8,161,610
	China CITIC Bank Corp. Ltd., Class H	35,552,112	18,069,339
	China Coal Energy Co. Ltd., Class H	11,535,000	9,710,921

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
†† ^	China Common Rich Renewable Energy Investments Ltd.	14,642,000	$1,749,315
	China Communications Services Corp. Ltd., Class H	14,763,071	6,723,699
*	China Conch Environment Protection Holdings Ltd.	2,833,500	2,426,548
	China Conch Venture Holdings Ltd.	2,833,500	7,357,953
	China Construction Bank Corp., Class H	437,755,101	311,856,299
	China CSSC Holdings Ltd., Class A	375,700	888,991
*	China CYTS Tours Holding Co. Ltd., Class A	418,760	650,061
# *	China Dili Group	4,137,899	985,478
	China Dongxiang Group Co. Ltd.	14,837,000	845,556
# *	China Eastern Airlines Corp. Ltd., Class H	12,862,000	4,331,273
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	177,326
*	China Energy Engineering Corp Ltd.	7,387,830	2,690,831
#	China Energy Engineering Corp. Ltd., Class H	2,124,000	291,186
	China Everbright Bank Co. Ltd., Class H	13,495,000	4,888,802
#Ω	China Everbright Greentech Ltd.	3,443,000	888,150
	China Everbright Ltd.	7,559,869	7,244,224
* †† ^	China Financial Services Holdings Ltd.	94,200	3,827
	China Foods Ltd.	2,164,000	772,998
	China Galaxy Securities Co. Ltd., Class H	16,407,500	8,924,413
	China Gas Holdings Ltd.	11,940,000	14,554,464
#	China Glass Holdings Ltd.	4,496,000	768,535
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	72,526
	China Great Wall Securities Co. Ltd., Class A	190,600	236,143
	China Hanking Holdings Ltd.	911,000	166,251
#	China Harmony Auto Holding Ltd.	5,183,500	2,426,165
* †† ^	China High Precision Automation Group Ltd.	429,000	12,506
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	242,393
*	China High Speed Transmission Equipment Group Co. Ltd.	1,889,000	1,054,607
	China Hongqiao Group Ltd.	10,475,000	13,033,300
*^Ω	China Huarong Asset Management Co. Ltd., Class H	53,301,000	2,437,147
†† ^	China Huiyuan Juice Group Ltd.	4,269,983	190,781
	China International Marine Containers Group Co. Ltd., Class H	3,184,580	4,379,926
#	China Isotope & Radiation Corp.	8,000	19,662
	China Jinmao Holdings Group Ltd.	30,378,580	9,984,065
	China Jushi Co. Ltd., Class A	1,274,148	3,015,632
#	China Kepei Education Group Ltd.	1,630,000	452,615
	China Lesso Group Holdings Ltd	6,890,000	8,616,160
	China Life Insurance Co. Ltd., Class H	12,760,000	18,542,469
	China Lilang Ltd.	1,763,000	851,760
# *	China Longevity Group Co. Ltd.	1,152,649	37,751
# * †† ^	China Lumena New Materials Corp.	1,315,048	0
*	China Maple Leaf Educational Systems Ltd.	7,422,000	330,168
	China Medical System Holdings Ltd.	3,750,000	5,369,049
	China Meheco Co. Ltd., Class A	303,800	970,743
	China Merchants Bank Co. Ltd., Class H	9,649,000	58,156,884
	China Merchants Energy Shipping Co. Ltd., Class A	1,571,640	1,212,855
	China Merchants Land Ltd.	11,986,000	1,134,521
	China Merchants Port Holdings Co. Ltd.	6,165,903	10,764,409
Ω	China Merchants Securities Co. Ltd., Class H	658,820	681,410
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	3,234,392
* †† ^	China Metal Recycling Holdings Ltd.	3,259,800	0
#	China Minsheng Banking Corp. Ltd., Class H	19,482,900	7,387,781
#	China Modern Dairy Holdings Ltd.	9,212,000	1,340,560
	China Molybdenum Co. Ltd., Class H	6,585,000	3,274,709
	China National Accord Medicines Corp. Ltd., Class A	214,406	928,747
	China National Building Material Co. Ltd., Class H	26,405,250	35,140,414
	China National Medicines Corp. Ltd., Class A	258,300	1,151,060
	China National Nuclear Power Co. Ltd., Class A	5,075,483	5,440,722
#Ω	China New Higher Education Group Ltd.	2,511,000	879,856

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China New Town Development Co. Ltd.	11,705,522	$122,804
# *	China Oil & Gas Group Ltd.	18,900,000	943,194
	China Oilfield Services Ltd., Class H	8,924,000	9,136,027
	China Oriental Group Co. Ltd.	7,404,000	1,958,832
	China Overseas Grand Oceans Group Ltd.	11,027,500	6,418,954
	China Overseas Land & Investment Ltd.	19,311,000	59,657,044
	China Pacific Insurance Group Co. Ltd., Class H	10,245,400	22,713,774
	China Petroleum & Chemical Corp., ADR	670,272	32,642,237
	China Petroleum & Chemical Corp., Class H	68,947,575	33,747,883
	China Pioneer Pharma Holdings Ltd.	928,000	287,788
* †† ^	China Properties Group Ltd.	3,380,000	33,511
	China Publishing & Media Co. Ltd., Class A	477,385	325,204
	China Railway Group Ltd., Class H	16,876,000	11,819,319
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,898,000	1,978,049
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	215,586
*	China Rare Earth Holdings Ltd.	4,650,600	363,502
	China Reinsurance Group Corp., Class H	24,824,000	2,164,379
#Ω	China Renaissance Holdings Ltd.	29,500	37,142
	China Resources Cement Holdings Ltd.	15,080,000	12,512,426
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	512,181	2,320,392
	China Resources Gas Group Ltd.	2,750,000	10,332,815
#	China Resources Land Ltd.	17,952,000	80,177,446
	China Resources Medical Holdings Co. Ltd.	5,256,500	2,916,806
Ω	China Resources Pharmaceutical Group Ltd.	9,373,500	4,939,634
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	444,131	2,479,544
	China Risun Group Ltd.	1,619,000	815,092
	China Sanjiang Fine Chemicals Co. Ltd.	4,316,000	871,622
	China SCE Group Holdings Ltd.	10,730,000	1,919,871
	China Science Publishing & Media Ltd., Class A	232,700	254,669
#*Ω	China Shengmu Organic Milk Ltd.	729,000	33,294
	China Shenhua Energy Co. Ltd., Class H	16,463,000	52,596,889
	China Shineway Pharmaceutical Group Ltd.	1,989,000	1,624,953
#	China Shuifa Singyes Energy Holdings Ltd.	926,000	125,223
*	China Silver Group Ltd.	8,388,000	585,413
	China South City Holdings Ltd.	26,908,000	2,537,630
	China South Publishing & Media Group Co. Ltd., Class A	602,000	876,040
*	China Southern Airlines Co. Ltd., Class H	7,060,000	3,942,919
	China Starch Holdings Ltd.	13,595,000	352,772
	China State Construction Engineering Corp. Ltd., Class A	14,794,906	14,047,358
*	China Sunshine Paper Holdings Co. Ltd.	1,885,000	516,081
	China Taiping Insurance Holdings Co. Ltd.	9,944,000	11,368,629
# *	China Tianrui Group Cement Co. Ltd.	45,000	33,658
*	China Tianying, Inc., Class A	948,700	609,053
Ω	China Tower Corp. Ltd., Class H	123,184,000	14,376,705
	China Traditional Chinese Medicine Holdings Co. Ltd.	17,102,000	8,332,462
	China TransInfo Technology Co. Ltd., Class A	240,300	309,683
*	China Travel International Investment Hong Kong Ltd.	13,581,631	2,450,339
*	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	448,761
#	China Vanke Co. Ltd., Class H	8,314,005	19,604,416
Ω	China Vast Industrial Urban Development Co. Ltd.	1,490,000	356,703
	China West Construction Group Co. Ltd., Class A	358,900	427,694
* †† ^	China Wood Optimization Holding Ltd.	88,000	1,893
Ω	China Xinhua Education Group Ltd.	294,000	53,462
#	China XLX Fertiliser Ltd.	1,879,000	1,612,378
	China Yongda Automobiles Services Holdings Ltd.	5,088,000	4,717,987
# *	China ZhengTong Auto Services Holdings Ltd.	7,368,500	506,092
	China Zheshang Bank Co. Ltd., Class H	24,000	10,165
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	270,700	111,947
# * †† ^ China Zhongwang Holdings Ltd.		13,622,954	1,093,725

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Chindata Group Holdings Ltd., ADR	59,800	$373,152
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	826,188
	Chongqing Changan Automobile Co. Ltd., Class A	1,200,513	1,883,749
	Chongqing Department Store Co. Ltd., Class A	222,784	937,964
	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	410,222
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	113,884
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	81,360
	Chongqing Rural Commercial Bank Co. Ltd., Class H	14,150,000	5,494,420
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	662,300	539,820
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	60,508
	CIFI Holdings Group Co. Ltd.	20,473,695	9,848,207
#	CIMC Enric Holdings Ltd.	3,824,000	4,011,938
*	Cinda Real Estate Co. Ltd., Class A	783,100	771,879
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	276,068
*	CITIC Guoan Information Industry Co. Ltd., Class A	546,700	255,336
	CITIC Ltd.	21,061,483	21,788,296
*	CITIC Resources Holdings Ltd.	15,150,000	1,061,880
	CITIC Securities Co. Ltd., Class H	5,618,325	12,344,208
*	Citychamp Watch & Jewellery Group Ltd.	476,000	63,362
	CMGE Technology Group Ltd.	752,000	197,358
	CMST Development Co. Ltd., Class A	304,400	254,027
*	CNFinance Holdings Ltd., ADR	5,312	16,255
	CNHTC Jinan Truck Co. Ltd., Class A	340,258	504,933
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	492,800	544,877
	COFCO Biotechnology Co. Ltd., Class A	469,400	580,278
#*Ω	Cogobuy Group	1,339,000	363,626
	Colour Life Services Group Co. Ltd.	2,811,548	222,143
*	Comba Telecom Systems Holdings Ltd.	1,318,000	221,304
	Concord New Energy Group Ltd.	35,720,000	3,287,888
	Consun Pharmaceutical Group Ltd.	2,355,000	1,372,452
*	Coolpad Group Ltd.	13,182,079	300,035
	COSCO SHIPPING Development Co. Ltd., Class H	13,494,000	2,645,056
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	7,808,000	4,096,248
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,614,000	1,067,692
	COSCO SHIPPING Ports Ltd.	11,969,761	8,534,877
*Ω	Cosmo Lady China Holdings Co. Ltd.	642,000	28,959
	Country Garden Holdings Co. Ltd.	37,862,106	26,188,327
	CPMC Holdings Ltd.	4,066,000	2,020,095
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	371,087
# *	Crazy Sports Group Ltd.	8,236,000	326,039
	CSG Holding Co. Ltd., Class A	567,849	479,342
	CSSC Hong Kong Shipping Co. Ltd.	436,000	68,759
	CTS International Logistics Corp. Ltd., Class A	337,870	458,740
	D&O Home Collection Group Co. Ltd., Class A	147,557	193,042
	DaFa Properties Group Ltd.	402,000	194,773
Ω	Dali Foods Group Co. Ltd.	3,807,500	1,937,649
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	319,940
	Daqin Railway Co. Ltd., Class A	6,459,961	6,514,603
	Dare Power Dekor Home Co. Ltd., Class A	144,600	185,871
	Dashang Co. Ltd., Class A	178,708	560,066
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	97,846
*	Dazhong Transportation Group Co. Ltd., Class A	359,539	172,249
	Dazzle Fashion Co. Ltd., Class A	185,600	406,207
	DBG Technology Co. Ltd., Class A	298,278	399,498
	Deppon Logistics Co. Ltd., Class A	195,700	406,182
#	Dexin China Holdings Co. Ltd.	959,000	362,521
	DHC Software Co. Ltd., Class A	701,900	613,825
	Digital China Group Co. Ltd., Class A	227,300	469,489
	Digital China Holdings Ltd.	3,504,000	1,648,357

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Digital China Information Service Co. Ltd., Class A	316,700	$502,819
	Dong-E-E-Jiao Co. Ltd., Class A	202,013	923,963
	Dongfang Electric Corp. Ltd., Class H	1,237,400	1,330,881
*	Dongfang Electronics Co. Ltd., Class A	289,100	235,647
	Dongfeng Motor Group Co. Ltd., Class H	13,572,000	9,900,706
	Dongjiang Environmental Co. Ltd., Class H	51,000	18,516
	Dongxing Securities Co. Ltd., Class A	763,900	946,851
	Dongyue Group Ltd.	3,496,000	4,115,781
	Dynagreen Environmental Protection Group Co. Ltd., Class H	582,000	250,155
	E-Commodities Holdings Ltd.	5,880,000	1,319,413
	Edvantage Group Holdings Ltd.	196,000	67,553
	Elion Energy Co. Ltd., Class A	807,498	538,051
*	Enjoyor Technology Co. Ltd., Class A	103,300	101,849
	ENN Natural Gas Co. Ltd., Class A	219,900	544,024
	Essex Bio-technology Ltd.	207,000	104,309
#	EVA Precision Industrial Holdings Ltd.	3,990,000	762,372
*	Everbright Jiabao Co. Ltd., Class A	607,266	382,873
#Ω	Everbright Securities Co. Ltd., Class H	1,284,600	793,510
*	Fang Holdings Ltd., ADR	3,666	12,922
	Fangda Carbon New Material Co. Ltd., Class A	915,594	974,012
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	800,667
#	Far East Horizon Ltd.	7,898,000	6,442,228
	FAW Jiefang Group Co. Ltd.	724,752	887,591
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	327,778	664,077
*	FIH Mobile Ltd.	939,000	116,552
	Financial Street Holdings Co. Ltd., Class A	569,730	556,302
	FinVolution Group, ADR	217,505	817,819
	First Tractor Co. Ltd., Class H	660,000	322,241
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	216,100	210,790
	Fosun International Ltd.	11,795,683	12,431,368
	Founder Securities Co. Ltd., Class A	1,689,907	1,557,880
	Foxconn Industrial Internet Co. Ltd., Class A	572,200	822,470
	FriendTimes, Inc.	338,000	55,074
	Fu Shou Yuan International Group Ltd.	3,066,000	2,117,355
	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	296,716
	Fufeng Group Ltd.	9,867,000	4,943,133
	Fujian Longking Co. Ltd., Class A	325,100	422,971
	Fujian Star-net Communication Co. Ltd., Class A	113,000	369,536
*	Fujian Sunner Development Co. Ltd., Class A	579,198	1,425,374
	Fulongma Group Co. Ltd., Class A	164,900	228,231
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	416,499
	Gansu Shangfeng Cement Co. Ltd., Class A	278,900	880,882
*	GCL Technology Holdings Ltd.	57,908,000	18,292,493
*	GDS Holdings Ltd., Class A	480,600	1,930,427
	Geely Automobile Holdings Ltd.	23,007,000	35,573,164
	GEM Co. Ltd., Class A	1,160,200	1,176,149
	Gemdale Corp., Class A	1,233,354	2,677,566
	Gemdale Properties & Investment Corp. Ltd.	33,376,000	3,539,953
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	3,679,177
*	Genimous Technology Co. Ltd., Class A	124,700	96,804
	GF Securities Co. Ltd., Class H	3,410,200	4,262,253
*	Glorious Property Holdings Ltd.	18,846,000	386,560
# *	Glory Land Co. Ltd.	5,759,000	147,601
# *	Glory Sun Financial Group Ltd.	2,780,000	26,921
	Goldcard Smart Group Co. Ltd.	156,680	220,546
	Golden Eagle Retail Group Ltd.	12,000	8,433
	GoldenHome Living Co. Ltd., Class A	68,570	267,247
	Goldenmax International Technology Ltd., Class A	301,200	364,246
	Goldlion Holdings Ltd.	1,887,000	363,914

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Goldpac Group Ltd.	1,296,000	$318,525
*	Grand Baoxin Auto Group Ltd.	5,544,500	398,701
#	Grand Pharmaceutical Group Ltd., Class L	2,995,500	1,834,895
*	Grandjoy Holdings Group Co. Ltd., Class A	1,447,500	861,226
	Greattown Holdings Ltd., Class A	1,264,000	607,717
	Greatview Aseptic Packaging Co. Ltd.	1,449,000	393,878
	Gree Electric Appliances, Inc. of Zhuhai, Class A	1,066,200	5,022,206
	Greenland Holdings Corp. Ltd., Class A	3,512,040	2,554,285
	Greenland Hong Kong Holdings Ltd.	7,689,575	1,598,515
#	Greentown China Holdings Ltd.	5,374,091	9,437,437
	GRG Banking Equipment Co. Ltd., Class A	676,700	870,701
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	342,019
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	357,356	303,053
*	Guangdong HEC Technology Holding Co. Ltd., Class A	886,400	840,964
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	465,100	301,606
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	143,921
	Guangdong Tapai Group Co. Ltd., Class A	353,173	468,151
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	344,634	768,598
*	Guanghui Energy Co. Ltd., Class A	2,151,138	2,886,428
*	Guangshen Railway Co. Ltd., Class H	10,845,999	1,811,775
	Guangxi Liugong Machinery Co. Ltd., Class A	354,190	327,616
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	152,811	349,290
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,722,300	733,974
	Guangzhou Automobile Group Co. Ltd., Class H	9,718,000	8,239,853
	Guangzhou Baiyun International Airport Co. Ltd., Class A	61,270	110,362
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	700,000	1,805,638
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	657,224
	Guangzhou R&F Properties Co. Ltd., Class H	7,275,914	2,701,018
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	566,190	628,143
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	234,850
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	133,200	133,479
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	101,876	105,424
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	1,185,862
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	43,700	30,790
	Guomai Technologies, Inc., Class A	418,400	322,780
	Guosen Securities Co. Ltd., Class A	1,174,527	1,715,694
*	Guosheng Financial Holding, Inc., Class A	257,924	322,215
*Ω	Guotai Junan Securities Co. Ltd., Class H	1,740,600	2,246,013
	Guoyuan Securities Co. Ltd., Class A	771,550	701,164
	Haier Smart Home Co. Ltd., Class A	1,879,696	7,313,313
	Haier Smart Home Co. Ltd., Class H	301,000	1,063,371
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	78,260	261,591
*	Hainan Meilan International Airport Co. Ltd., Class H	280,000	529,401
	Haitian International Holdings Ltd.	1,232,000	3,032,480
	Haitong Securities Co. Ltd., Class H	10,983,200	7,670,372
#Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	158,000	15,517
	Hand Enterprise Solutions Co. Ltd., Class A	310,700	364,202
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	641,481
	Hangcha Group Co. Ltd., Class A	166,900	368,662
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	301,141
	Hangzhou Century Co. Ltd., Class A	277,800	195,059
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	274,300	1,080,974
*Ω	Harbin Bank Co. Ltd., Class H	1,611,000	137,234
	Harbin Electric Co. Ltd., Class H	3,979,474	1,053,743
	HBIS Resources Co. Ltd., Class A	58,300	126,096
# *	HC Group, Inc.	1,280,000	79,553
	Health & Happiness H&H International Holdings Ltd.	506,500	556,680
	Hebei Construction Group Corp. Ltd., Class H	322,500	38,802
#	Hello Group, Inc., Sponsored ADR	727,554	3,870,587

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Lingrui Pharmaceutical Co., Class A	325,900	$562,853
	Henan Pinggao Electric Co. Ltd., Class A	382,800	379,147
*	Henan Senyuan Electric Co. Ltd., Class A	116,300	42,179
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	1,105,063
	Henan Thinker Automatic Equipment Co. Ltd., Class A	33,420	88,262
	Henan Yuguang Gold & Lead Co. Ltd., Class A	53,100	37,732
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	281,741
	Hengan International Group Co. Ltd.	2,529,000	11,951,604
*	Hengdeli Holdings Ltd.	14,156,000	468,036
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	211,700	486,783
	Hengli Petrochemical Co. Ltd., Class A	1,628,274	5,124,505
	Hengtong Optic-electric Co. Ltd., Class A	654,008	991,823
	Hengyi Petrochemical Co. Ltd., Class A	1,565,641	1,804,767
	Hesteel Co. Ltd., Class A	3,844,300	1,352,152
	Hexing Electrical Co. Ltd., Class A	202,190	346,632
*	Hi Sun Technology China Ltd.	9,768,000	1,176,864
	Hisense Home Appliances Group Co. Ltd., Class H	504,000	489,669
*	Holitech Technology Co. Ltd., Class A	1,226,800	550,792
	Hongda Xingye Co. Ltd., Class A	819,256	427,328
*	Honghua Group Ltd.	15,729,000	494,071
*††^Ω	Honworld Group Ltd.	1,002,500	73,536
#Ω	Hope Education Group Co. Ltd.	5,706,000	345,194
	Hopson Development Holdings Ltd.	4,529,200	8,732,724
†† ^	Hua Han Health Industry Holdings Ltd.	17,852,160	128,084
	Huaan Securities Co. Ltd., Class A	1,731,080	1,136,784
	Huadong Medicine Co. Ltd., Class A	542,438	2,784,461
	Huafa Industrial Co. Ltd. Zhuhai, Class A	1,079,100	1,249,018
	Huafon Chemical Co. Ltd., Class A	859,548	1,007,797
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	368,588
	Huafu Fashion Co. Ltd., Class A	458,898	251,577
	Huagong Tech Co. Ltd., Class A	203,200	514,279
	Huapont Life Sciences Co. Ltd., Class A	469,100	353,277
Ω	Huatai Securities Co. Ltd., Class H	5,375,400	7,388,114
	Huaxi Securities Co. Ltd., Class A	1,072,555	1,128,185
	Huaxia Bank Co. Ltd., Class A	3,721,400	3,067,662
	Huaxin Cement Co. Ltd., Class A	624,228	2,062,319
	Huayu Automotive Systems Co. Ltd., Class A	1,269,645	3,744,951
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,614,997	691,554
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	398,494	1,371,091
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	268,600	1,291,504
	Huijing Holdings Co. Ltd.	100,000	24,392
*	Huishang Bank Corp. Ltd., Class H	1,603,900	510,936
	Hunan Aihua Group Co. Ltd., Class A	97,600	388,215
*	Hunan Gold Corp. Ltd., Class A	391,600	546,352
	Hunan Valin Steel Co. Ltd., Class A	1,767,160	1,549,290
# *	HUYA, Inc., ADR	168,302	695,087
	Hytera Communications Corp. Ltd., Class A	591,700	411,005
#*Ω	iDreamSky Technology Holdings Ltd.	286,000	146,361
	IKD Co. Ltd., Class A	215,600	347,122
Ω	IMAX China Holding, Inc.	33,100	37,163
	Industrial & Commercial Bank of China Ltd., Class H	198,536,996	119,679,351
	Industrial Bank Co. Ltd., Class A	7,629,753	23,531,022
	Industrial Securities Co. Ltd., Class A	1,722,840	1,686,566
	Infore Environment Technology Group Co. Ltd., Class A	301,756	202,895
# *	Inke Ltd.	1,693,000	288,589
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	10,243,400	2,896,567
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	804,437	1,761,258
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	50,100	215,184

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	$2,203,516
	Inner Mongolia Yitai Coal Co. Ltd., Class H	223,900	346,330
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	964,053
*	IRICO Group New Energy Co. Ltd., Class H	13,600	15,069
	JCET Group Co. Ltd., Class A	95,700	309,972
*	JD.com, Inc., Class A	93,700	2,921,429
	JH Educational Technology, Inc.	258,000	132,235
	Jiajiayue Group Co. Ltd., Class A	220,300	404,650
	Jiangling Motors Corp. Ltd., Class A	245,529	430,245
# *	Jiangnan Group Ltd.	14,145,000	436,546
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	791,562	965,243
	Jiangsu Eastern Shenghong Co. Ltd., Class A	7,953	14,662
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	720,433
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	743,220	446,903
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	190,400	357,526
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	578,561	1,222,526
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	311,400	1,122,968
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	819,132	769,127
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,560,374	930,357
	Jiangsu Zhongtian Technology Co. Ltd., Class A	846,900	2,075,111
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	563,042
	Jiangxi Copper Co. Ltd., Class H	5,411,000	8,464,019
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	382,225
	Jiangxi Zhengbang Technology Co. Ltd., Class A	564,963	496,653
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	601,633
	Jiayou International Logistics Co. Ltd., Class A	11,830	33,501
#	Jiayuan International Group Ltd.	4,741,776	718,433
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	543,856	1,192,726
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	42,830	13,093
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	470,200	193,700
	Jinduicheng Molybdenum Co. Ltd., Class A	125,200	141,037
#	Jingrui Holdings Ltd.	3,534,000	731,168
# *	JinkoSolar Holding Co. Ltd., ADR	218,007	11,175,039
*	Jinmao Property Services Co. Ltd.	458,891	342,107
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,251,856
	Jinneng Science&Technology Co. Ltd., Class A	386,533	566,556
	Jiuzhitang Co. Ltd., Class A	421,200	534,854
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	1,350,554
	JNBY Design Ltd.	406,000	441,479
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	851,916	1,433,588
	Jointown Pharmaceutical Group Co. Ltd., Class A	866,722	1,681,694
	Joy City Property Ltd.	20,036,000	762,356
#	JOYY, Inc., ADR	315,298	12,476,342
	JSTI Group, Class A	308,575	365,897
	Ju Teng International Holdings Ltd.	5,890,249	1,044,965
	Juneyao Airlines Co. Ltd., Class A	150,100	276,616
	Jutal Offshore Oil Services Ltd.	590,000	58,887
*	Kai Yuan Holdings Ltd.	41,600,000	125,388
	Kaisa Prosperity Holdings Ltd.	268,500	199,660
*Ω	Kangda International Environmental Co. Ltd.	3,759,000	332,734
*	Kasen International Holdings Ltd.	2,592,000	172,025
	Kehua Data Co. Ltd., Class A	111,390	329,847
	Kinetic Development Group Ltd.	296,000	24,591
	Kingboard Holdings Ltd.	4,225,845	19,025,249
	Kingboard Laminates Holdings Ltd.	4,804,500	7,369,888
	KingClean Electric Co. Ltd., Class A	31,232	96,556
	Kingsoft Corp. Ltd.	2,545,400	7,638,764
	Konka Group Co. Ltd., Class A	271,000	183,548

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KPC Pharmaceuticals, Inc., Class A	364,200	$591,685
*	Kuang-Chi Technologies Co. Ltd., Class A	41,070	82,080
	Kunlun Energy Co. Ltd.	19,192,000	15,927,186
	Kunlun Tech Co. Ltd., Class A	378,900	818,622
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	191,557
#	KWG Group Holdings Ltd.	8,097,500	2,897,409
	KWG Living Group Holdings Ltd.	6,977,250	2,625,021
	Lao Feng Xiang Co. Ltd., Class A	123,154	729,243
	LB Group Co. Ltd., Class A	668,233	1,837,424
	Lee & Man Chemical Co. Ltd.	160,000	136,839
#	Lee & Man Paper Manufacturing Ltd.	8,366,000	4,001,822
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	261,658
Ω	Legend Holdings Corp., Class H	2,487,600	2,943,232
	Lenovo Group Ltd.	9,756,000	9,473,102
	Lens Technology Co. Ltd., Class A	257,400	392,834
	Leo Group Co. Ltd., Class A	2,336,500	590,589
*	LexinFintech Holdings Ltd., ADR	180,534	462,167
	Leyard Optoelectronic Co. Ltd., Class A	550,500	495,688
	Liaoning Cheng Da Co. Ltd., Class A	400,300	800,768
	Lier Chemical Co. Ltd., Class A	244,860	772,873
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	394,293	167,042
#	Livzon Pharmaceutical Group, Inc., Class H	460,800	1,550,763
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	162,036
#	Logan Group Co. Ltd.	2,898,000	901,638
	Loncin Motor Co. Ltd., Class A	1,187,800	751,537
	Long Yuan Construction Group Co. Ltd., Class A	565,700	441,811
Ω	Longfor Group Holdings Ltd.	7,762,000	38,441,945
	Lonking Holdings Ltd.	12,244,000	3,380,196
	Luenmei Quantum Co. Ltd., Class A	519,200	531,725
*	Luoniushan Co. Ltd., Class A	661,991	579,265
	Luxi Chemical Group Co. Ltd., Class A	608,000	1,679,915
#*Ω	Luye Pharma Group Ltd.	11,045,000	3,445,177
# *	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	277,199
#	Maanshan Iron & Steel Co. Ltd., Class H	5,417,775	2,118,380
*	Macrolink Culturaltainment Development Co. Ltd., Class A	59,400	25,635
*Ω	Maoyan Entertainment	467,000	368,420
*	Maoye International Holdings Ltd.	5,595,000	173,654
*	Markor International Home Furnishings Co. Ltd., Class A	928,600	413,990
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	335,470
#	Metallurgical Corp. of China Ltd., Class H	13,359,000	3,420,178
Ω	Midea Real Estate Holding Ltd.	115,600	220,129
	Min Xin Holdings Ltd.	708,418	315,597
	Ming Yang Smart Energy Group Ltd., Class A	376,000	1,247,191
*	Mingfa Group International Co. Ltd.	608,000	27,533
	Minmetals Land Ltd.	9,789,205	923,154
Ω	Minsheng Education Group Co. Ltd.	1,078,000	94,719
	Minth Group Ltd.	3,478,000	8,194,882
	MLS Co. Ltd., Class A	513,262	687,497
*	MMG Ltd.	9,984,000	4,210,016
*	Myhome Real Estate Development Group Co. Ltd., Class A	81,500	19,372
	MYS Group Co. Ltd., Class A	393,300	184,799
	NanJi E-Commerce Co. Ltd., Class A	399,700	288,427
	Nanjing Iron & Steel Co. Ltd., Class A	879,300	475,594
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	805,627
	NARI Technology Co. Ltd., Class A	178,972	860,474
*	NavInfo Co. Ltd., Class A	404,200	756,300
	NetDragon Websoft Holdings Ltd.	1,050,000	2,098,953
	New China Life Insurance Co. Ltd., Class H	3,525,300	8,932,042
*	New Hope Liuhe Co. Ltd., Class A	1,178,464	2,494,129

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	New World Department Store China Ltd.	2,778,000	$360,080
	Newland Digital Technology Co. Ltd., Class A	352,060	625,796
	Nexteer Automotive Group Ltd.	5,382,000	3,039,508
	Nine Dragons Paper Holdings Ltd.	10,007,000	8,837,528
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	733,356
	Ningbo Joyson Electronic Corp., Class A	293,341	481,081
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	396,985
	Ningbo Zhoushan Port Co. Ltd., Class A	1,639,800	967,900
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	56,265
	Norinco International Cooperation Ltd., Class A	92,800	100,764
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	383,062
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	356,471
	Northeast Securities Co. Ltd., Class A	765,100	754,510
# *	NVC International Holdings Ltd.	5,629,000	93,660
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	735,364
*	OFILM Group Co. Ltd., Class A	740,600	617,579
	ORG Technology Co. Ltd., Class A	579,600	426,504
*	Orient Group, Inc., Class A	647,440	260,736
Ω	Orient Securities Co. Ltd., Class H	2,444,800	1,473,997
	Oriental Pearl Group Co. Ltd., Class A	912,860	960,669
*	Ourpalm Co. Ltd., Class A	878,900	406,000
*	Overseas Chinese Town Asia Holdings Ltd.	1,014,000	171,253
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,100,200	513,787
	PAX Global Technology Ltd.	4,499,000	3,878,308
	PCI Technology Group Co. Ltd., Class A	582,600	517,618
	People’s Insurance Co. Group of China Ltd. , Class H	28,708,000	9,145,029
	Perfect World Co. Ltd., Class A	299,000	665,601
	PetroChina Co. Ltd., Class H	107,982,000	51,258,396
	PICC Property & Casualty Co. Ltd., Class H	28,387,000	29,034,757
	Ping An Bank Co. Ltd., Class A	4,972,473	11,494,768
	Ping An Insurance Group Co. of China Ltd., Class H	23,598,500	149,159,346
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,073,103	2,344,423
*	Polaris Bay Group Co. Ltd., Class A	568,670	667,621
*	Poly Culture Group Co. Ltd., Class H	402,000	225,206
	Poly Property Group Co. Ltd.	13,039,488	3,275,944
#Ω	Postal Savings Bank of China Co. Ltd., Class H	23,912,000	18,129,599
*	Pou Sheng International Holdings Ltd.	9,206,000	1,065,316
	Power Construction Corp. of China Ltd., Class A	3,239,720	3,777,801
#	Powerlong Real Estate Holdings Ltd.	9,449,000	3,204,142
#	Prinx Chengshan Holding Ltd.	214,000	197,395
	Pujiang International Group Ltd.	153,000	52,811
*	PW Medtech Group Ltd.	1,439,000	150,970
	Q Technology Group Co. Ltd.	1,983,000	1,395,106
	Qingdao East Steel Tower Stock Co. Ltd., Class A	188,500	317,100
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	292,082
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	595,843
#Ω	Qingdao Port International Co. Ltd., Class H	727,000	365,910
	Qingdao Topscomm Communication, Inc., Class A	193,580	200,721
	Qingling Motors Co. Ltd., Class H	5,326,000	949,161
	Qinhuangdao Port Co. Ltd., Class H	845,000	129,061
# *	Qudian, Inc., Sponsored ADR	362,937	391,972
	Radiance Holdings Group Co. Ltd.	93,000	50,506
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	597,408
	Raisecom Technology Co. Ltd., Class A	164,000	158,646
	Rastar Group, Class A	653,946	260,472
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	255,343
* Ω	Red Star Macalline Group Corp. Ltd., Class H	1,858,097	785,292
# Ω	Redco Properties Group Ltd.	3,150,000	876,181
#	Redsun Properties Group Ltd.	3,085,000	1,081,437

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Renhe Pharmacy Co. Ltd., Class A	672,100	$614,029
	REXLot Holdings Ltd.	67,831,618	33,713
	Rianlon Corp., Class A	25,716	178,006
	RiseSun Real Estate Development Co. Ltd., Class A	1,888,376	1,072,557
	Rongan Property Co. Ltd., Class A	1,161,156	504,007
#	Ronshine China Holdings Ltd.	1,608,500	475,494
	SAIC Motor Corp. Ltd., Class A	1,570,273	3,772,646
	Sailun Group Co. Ltd., Class A	1,104,600	1,604,003
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	1,024,928
	Sany Heavy Equipment International Holdings Co. Ltd.	5,544,000	5,222,887
	Sany Heavy Industry Co. Ltd., Class A	1,726,300	4,295,455
	Satellite Chemical Co. Ltd., Class A	441,840	2,404,356
*	Saurer Intelligent Technology Co. Ltd., Class A	357,100	168,955
	Sealand Securities Co. Ltd., Class A	1,779,595	902,025
	Seazen Group Ltd.	3,542,857	1,496,455
	Seazen Holdings Co. Ltd., Class A	927,915	3,892,599
	SGIS Songshan Co. Ltd., Class A	773,600	429,792
	Shaanxi Coal Industry Co. Ltd., Class A	3,735,445	9,730,098
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	1,517,221
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	577,940	1,587,652
#	Shandong Chenming Paper Holdings Ltd., Class H	2,310,227	907,640
Ω	Shandong Gold Mining Co. Ltd., Class H	1,165,250	2,152,304
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	70,719
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	621,769	2,825,137
	Shandong Humon Smelting Co. Ltd., Class A	275,500	395,047
	Shandong Linglong Tyre Co. Ltd., Class A	445,587	1,193,471
	Shandong Longda Meishi Co. Ltd., Class A	389,046	589,976
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	105,200	42,500
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,413,139
	Shandong New Beiyang Information Technology Co. Ltd., Class A	280,600	270,879
	Shandong Publishing & Media Co. Ltd., Class A	290,233	260,446
	Shandong Sun Paper Industry JSC Ltd., Class A	1,227,281	2,280,900
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,544,800	9,103,186
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	646,000	546,480
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	292,640	391,994
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	585,274
	Shanghai AJ Group Co. Ltd., Class A	869,352	776,006
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	11,562	19,663
	Shanghai Electric Group Co. Ltd., Class H	9,652,000	2,350,142
	Shanghai Environment Group Co. Ltd., Class A	300,489	436,891
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	174,870	446,655
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	614,000	2,626,778
	Shanghai Industrial Development Co. Ltd., Class A	986,190	599,772
	Shanghai Industrial Holdings Ltd.	2,947,918	4,342,398
	Shanghai Industrial Urban Development Group Ltd.	19,546,501	1,702,635
	Shanghai International Port Group Co. Ltd., Class A	2,556,016	2,288,607
	Shanghai Jahwa United Co. Ltd., Class A	150,768	709,455
	Shanghai Jin Jiang Capital Co. Ltd., Class H	15,170,000	5,973,659
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,763,250
	Shanghai Lingang Holdings Corp. Ltd., Class A	314,160	606,045
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	721,368
	Shanghai Maling Aquarius Co. Ltd., Class A	450,140	479,325
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	302,862
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,074,200	6,587,873
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	163,890
	Shanghai Pudong Development Bank Co. Ltd., Class A	7,122,078	8,655,685
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,882,386	1,537,447
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	7,400	26,211
	Shanghai Shimao Co. Ltd., Class A	361,296	168,918

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	485,500	$660,652
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,792	27,593
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	126,086
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	327,963
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	119,800	246,038
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	1,434,749
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	832,192
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	279,062
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,514,935	3,205,056
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	2,429,255
*	Shanxi Meijin Energy Co. Ltd., Class A	235,273	368,510
	Shanxi Securities Co. Ltd., Class A	1,173,460	886,113
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,150,800	1,924,389
	Shanying International Holding Co. Ltd., Class A	1,210,500	515,300
	Shenghe Resources Holding Co. Ltd., Class A	36,360	85,873
* Ω	Shengjing Bank Co. Ltd., Class H	481,000	366,978
	Shenguan Holdings Group Ltd.	3,610,000	221,441
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	5,356,800	1,119,231
	Shenzhen Agricultural Products Group Co. Ltd., Class A	908,126	818,234
*	Shenzhen Airport Co. Ltd., Class A	492,100	474,147
	Shenzhen Aisidi Co. Ltd., Class A	405,800	441,081
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	430,400	186,215
	Shenzhen Center Power Tech Co. Ltd., Class A	80,000	132,149
	Shenzhen Comix Group Co. Ltd., Class A	105,400	86,603
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	43,940
	Shenzhen Gas Corp. Ltd., Class A	380,100	367,489
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	272,101
*	Shenzhen Grandland Group Co. Ltd., Class A	108,000	36,648
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	290,220	515,387
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	15,500	11,383
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	219,713
	Shenzhen International Holdings Ltd.	6,449,190	6,907,007
	Shenzhen Investment Ltd.	18,354,414	3,959,702
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	609,080
	Shenzhen Kinwong Electronic Co. Ltd., Class A	220,840	684,910
*	Shenzhen MTC Co. Ltd., Class A	1,364,600	662,364
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,280,948	623,369
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,644,161	2,415,532
*	Shenzhen SDG Information Co. Ltd., Class A	337,800	236,050
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	296,908	475,955
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	556,374
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	301,195
	Shenzhen World Union Group, Inc., Class A	947,381	463,395
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	45,300	55,509
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	107,294	400,055
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	329,909
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	837,000	527,155
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	537,722
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	83,884	317,377
#	Shimao Group Holdings Ltd.	7,589,035	4,274,695
	Shoucheng Holdings Ltd.	10,423,683	1,423,411
	Shougang Fushan Resources Group Ltd.	12,566,277	4,695,654
	Shui On Land Ltd.	23,037,303	3,260,214
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	587,430
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	645,255	1,656,346
*	Sichuan Languang Development Co. Ltd., Class A	1,550,800	402,321
	Sichuan Shuangma Cement Co. Ltd., Class A	152,178	402,018
	Sieyuan Electric Co. Ltd., Class A	182,700	827,076
#	Sihuan Pharmaceutical Holdings Group Ltd.	16,059,000	2,534,768

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Silver Grant International Holdings Group Ltd.	6,302,804	$362,234
	Sinochem International Corp., Class A	575,231	524,366
#	Sinofert Holdings Ltd.	12,950,000	2,159,184
	Sinolink Securities Co. Ltd., Class A	612,600	760,591
*	Sinolink Worldwide Holdings Ltd.	16,481,714	485,930
	Sinoma International Engineering Co., Class A	417,000	490,537
	Sinoma Science & Technology Co. Ltd., Class A	573,662	1,747,845
	Sinomach Automobile Co. Ltd., Class A	510,561	473,349
	Sino-Ocean Group Holding Ltd.	19,965,602	3,770,392
	Sinopec Engineering Group Co. Ltd., Class H	9,160,000	4,786,374
	Sinopec Kantons Holdings Ltd.	6,102,000	2,076,020
	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	13,270	244,566
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	3,118,877
	Sinopharm Group Co. Ltd., Class H	7,752,800	17,840,570
#	Sinosoft Technology Group Ltd.	2,140,000	116,039
	Sinotrans Ltd., Class H	12,967,000	3,918,828
	Sinotruk Hong Kong Ltd.	4,209,335	5,091,292
	Skyfame Realty Holdings Ltd.	2,058,000	22,290
	Skyworth Digital Co. Ltd., Class A	234,048	433,705
*	Skyworth Group Ltd.	8,768,116	4,590,439
*	SOHO China Ltd.	13,558,388	2,477,375
	SooChow Securities Co. Ltd., Class A	1,002,430	1,024,146
# *	South Manganese Investment Ltd.	1,336,000	143,961
	Southwest Securities Co. Ltd., Class A	339,200	190,527
*	Spring Airlines Co. Ltd., Class A	14,641	101,220
*	SPT Energy Group, Inc.	4,862,000	173,580
	SSY Group Ltd.	4,256,000	2,090,633
*	Starrise Media Holdings Ltd.	270,000	5,230
#	Sun Art Retail Group Ltd.	1,654,500	513,579
	Sunflower Pharmaceutical Group Co. Ltd., Class A	266,300	748,219
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	170,940
*	Suning Universal Co. Ltd., Class A	1,450,705	767,281
*	Suning.com Co. Ltd., Class A	1,980,900	967,630
* Ω	Sunshine 100 China Holdings Ltd.	249,000	11,741
	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	315,034
*	Sunwave Communications Co. Ltd., Class A	271,570	149,976
	Suzhou Anjie Technology Co. Ltd., Class A	112,900	220,698
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	522,900	1,324,924
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	548,519
*	Tahoe Group Co. Ltd., Class A	803,106	228,382
	Tangshan Jidong Cement Co. Ltd., Class A	476,244	774,015
	TangShan Port Group Co. Ltd., Class A	1,421,690	590,394
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	650,068
*	Taung Gold International Ltd.	5,980,000	19,853
	TBEA Co. Ltd., Class A	879,959	2,556,412
	TCL Electronics Holdings Ltd.	5,738,666	2,595,821
	TCL Technology Group Corp., Class A	3,045,935	1,914,631
	Tech-Bank Food Co. Ltd., Class A	469,227	467,273
	Ten Pao Group Holdings Ltd.	304,000	59,366
*	Tencent Music Entertainment Group, ADR	2,377,745	10,105,416
†† ^	Tenwow International Holdings Ltd.	2,984,000	27,113
	Tian An China Investment Co. Ltd.	4,049,000	1,920,112
	Tian Di Science & Technology Co. Ltd., Class A	992,900	673,341
* Ω	Tian Ge Interactive Holdings Ltd.	1,433,000	142,745
	Tiangong International Co. Ltd.	4,350,000	1,434,434
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	9,412
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	865,658
	Tianjin Guangyu Development Co. Ltd., Class A	451,200	755,695
	Tianjin Port Development Holdings Ltd.	16,373,657	1,332,094

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	196,749	$580,972
	Tianli Education International Holdings Ltd.	462,000	45,617
	Tianma Microelectronics Co. Ltd., Class A	856,224	1,180,543
#	Tianneng Power International Ltd.	4,300,000	3,582,473
*	Tianyun International Holdings Ltd.	1,132,000	220,716
	Tibet Tianlu Co. Ltd., Class A	242,700	202,960
*	Time Watch Investments Ltd.	92,000	5,224
	Times China Holdings Ltd.	1,311,000	464,836
	Tingyi Cayman Islands Holding Corp.	1,726,000	3,150,227
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	792,561
	Tomson Group Ltd.	3,354,526	836,813
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	1,812,856
*	Tongcheng Travel Holdings Ltd.	2,164,000	3,815,936
# *	Tongda Group Holdings Ltd.	35,845,000	604,802
	Tongkun Group Co. Ltd., Class A	547,222	1,252,817
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	584,400	371,951
	Tongling Nonferrous Metals Group Co. Ltd., Class A	2,493,900	1,303,536
	Top Spring International Holdings Ltd.	146,000	17,877
	Topsec Technologies Group, Inc., Class A	250,515	348,162
	Transfar Zhilian Co. Ltd., Class A	1,128,500	1,072,897
	TravelSky Technology Ltd., Class H	1,257,000	1,898,290
# *	Trigiant Group Ltd.	4,254,000	252,742
*	Trip.com Group Ltd., ADR	1,765,245	41,748,044
* ††^	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truly International Holdings Ltd.	686,000	186,843
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	386,569
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	176,961
	Unilumin Group Co. Ltd., Class A	406,300	341,657
	Uni-President China Holdings Ltd.	3,090,000	2,707,770
	Unisplendour Corp. Ltd., Class A	787,164	2,018,793
	United Energy Group Ltd.	11,790,000	1,386,532
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	457,637	833,161
†† ^	Untrade.CTEG	9,748,000	79,256
	Valiant Co. Ltd., Class A	12,000	32,263
	Vats Liquor Chain Store Management JSC Ltd., Class A	51,100	280,118
	Vatti Corp. Ltd., Class A	363,850	276,834
#	Vinda International Holdings Ltd.	1,089,000	2,625,793
# *	Viomi Technology Co. Ltd., ADR	106,264	166,834
*	Vipshop Holdings Ltd., ADR	1,881,064	14,408,950
#††Ω	Virscend Education Co. Ltd.	530,000	23,302
	Wangneng Environment Co. Ltd., Class A	116,940	330,501
	Wangsu Science & Technology Co. Ltd., Class A	837,700	604,667
	Want Want China Holdings Ltd.	5,004,000	4,516,941
	Wanxiang Qianchao Co. Ltd., Class A	1,400,160	1,090,186
	Wasion Holdings Ltd.	2,972,000	972,030
	Wasu Media Holding Co. Ltd., Class A	341,086	383,924
	Weichai Power Co. Ltd., Class H	7,541,000	10,534,074
	Weifu High-Technology Group Co. Ltd., Class A	168,400	515,329
	Weiqiao Textile Co., Class H	3,037,000	845,564
	Wellhope Foods Co. Ltd., Class A	523,488	628,950
*	Wens Foodstuffs Group Co. Ltd., Class A	805,961	2,275,545
	West China Cement Ltd.	12,314,000	1,936,311
	Western Securities Co. Ltd., Class A	927,448	870,917
	Wharf Holdings Ltd.	1,442,000	4,224,915
	Wingtech Technology Co. Ltd., Class A	94,500	929,884
	Wisdom Education International Holdings Co. Ltd.	2,030,000	70,755
	Wolong Electric Group Co. Ltd., Class A	363,300	595,455
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	1,103,043
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	366,500	206,849

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuhan Department Store Group Co. Ltd., Class A	430,300	$667,722
	Wuhu Token Science Co. Ltd., Class A	802,700	737,278
	Wuxi Taiji Industry Co. Ltd., Class A	733,524	734,249
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,130,958
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	933,000	410,310
	Xiamen C & D, Inc., Class A	868,100	1,897,057
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	357,900	446,425
	Xiamen International Airport Co. Ltd., Class A	45,826	101,066
	Xiamen International Port Co. Ltd., Class H	6,710,000	737,171
	Xiamen ITG Group Corp. Ltd., Class A	525,902	592,931
	Xiamen Tungsten Co. Ltd., Class A	299,740	710,129
	Xiamen Xiangyu Co. Ltd., Class A	517,700	684,213
	Xiandai Investment Co. Ltd., Class A	184,100	113,329
	Xilinmen Furniture Co. Ltd., Class A	195,100	694,218
	Xinfengming Group Co. Ltd., Class A	144,260	206,169
	Xingda International Holdings Ltd.	8,916,001	1,598,624
	Xingfa Aluminium Holdings Ltd.	447,000	589,804
	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	1,174,835
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,300,282
*	Xinji Shaxi Group Co. Ltd.	258,000	9,022
	Xinjiang Communications Construction Group Co. Ltd., Class A	89,300	244,189
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,324,400	3,303,773
	Xinjiang Tianshan Cement Co. Ltd., Class A	310,600	571,339
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	204,419
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	387,600	432,165
	Xinte Energy Co. Ltd., Class H	513,600	1,115,639
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	1,010,053
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	734,671
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	814,476
	Xuji Electric Co. Ltd., Class A	233,200	548,896
*	Yanchang Petroleum International Ltd.	6,720,000	44,431
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	109,500	141,995
	Yankuang Energy Group Co. Ltd., Class H	5,028,000	14,184,827
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	176,500	706,687
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	296,888	1,386,562
#*	Yeahka Ltd.	172,800	449,511
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,562,200	998,541
	Yifan Pharmaceutical Co. Ltd., Class A	430,300	769,527
	Yintai Gold Co. Ltd., Class A	980,174	1,382,061
	Yip’s Chemical Holdings Ltd.	842,000	432,668
*	Yiren Digital Ltd., Sponsored ADR	127,021	260,393
	Yixintang Pharmaceutical Group Co. Ltd., Class A	304,763	932,296
	Yonghui Superstores Co. Ltd., Class A	1,459,800	976,580
	Yotrio Group Co. Ltd., Class A	1,258,400	627,359
	Youngor Group Co. Ltd., Class A	1,239,313	1,279,563
*	Youzu Interactive Co. Ltd., Class A	318,800	438,566
	Yuexiu Property Co. Ltd.	10,859,357	11,299,307
	Yum China Holdings, Inc.	409,892	17,133,486
	Yunda Holding Co. Ltd., Class A	932,989	2,164,553
*	Yunnan Aluminium Co. Ltd., Class A	838,700	1,311,493
	Yunnan Baiyao Group Co. Ltd., Class A	263,127	3,032,017
	Yunnan Copper Co. Ltd., Class A	483,200	757,638
*	Yunnan Tin Co. Ltd., Class A	466,300	1,255,940
	Yutong Bus Co. Ltd., Class A	493,800	564,326
	Yuzhou Group Holdings Co. Ltd.	7,767,265	549,372
#*	Zall Smart Commerce Group Ltd.	570,000	33,371
#	Zepp Health Corp., ADR	22,324	54,024
	Zhaojin Mining Industry Co. Ltd., Class H	2,239,000	2,128,331
	Zhefu Holding Group Co. Ltd., Class A	706,800	477,388

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,709,754	$1,227,293
	Zhejiang China Commodities City Group Co. Ltd., Class A	310,300	238,690
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	3,817,054
	Zhejiang Communications Technology Co. Ltd.	294,400	302,780
	Zhejiang Dahua Technology Co. Ltd., Class A	1,080,123	2,713,801
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	240,157
#*††^	Zhejiang Glass Co. Ltd.	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	888,936
	Zhejiang Hangmin Co. Ltd., Class A	625,181	481,497
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	937,900	892,516
	Zhejiang Huace Film & Television Co. Ltd., Class A	333,832	218,251
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	740,251
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	107,884
*	Zhejiang Jingu Co. Ltd., Class A	579,000	448,702
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	532,155
	Zhejiang Juhua Co. Ltd., Class A	505,207	863,348
	Zhejiang Longsheng Group Co. Ltd., Class A	1,199,533	1,826,048
	Zhejiang Medicine Co. Ltd., Class A	382,817	729,137
	Zhejiang Narada Power Source Co. Ltd., Class A	237,200	384,848
	Zhejiang NHU Co. Ltd., Class A	794,814	3,214,888
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,146,800	633,814
	Zhejiang Runtu Co. Ltd., Class A	378,930	445,512
	Zhejiang Semir Garment Co. Ltd., Class A	538,299	529,359
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,142,700	649,926
	Zhejiang Wanliyang Co. Ltd., Class A	366,141	366,256
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	165,900	222,649
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	193,760	502,777
	Zhejiang Yankon Group Co. Ltd., Class A	91,700	46,658
	Zhejiang Yasha Decoration Co. Ltd., Class A	749,426	527,272
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,429,600	1,500,947
*	Zhong An Group Ltd.	15,060,600	572,215
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	293,000	101,391
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	1,648,637
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	426,132
*	Zhongtian Financial Group Co. Ltd., Class A	2,289,900	741,159
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	139,724
	Zhuguang Holdings Group Co. Ltd.	230,000	41,930
	Zhuzhou CRRC Times Electric Co.	972,800	3,824,340
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	1,325,465
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	679,000	726,118
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,632,400	3,877,999
	ZTE Corp., Class H	2,876,200	6,038,885
	ZTO Express Cayman, Inc., ADR	191,090	5,256,886
	ZTO Express Cayman, Inc.	39,000	1,073,440

TOTAL CHINA			3,331,796,527

COLOMBIA — (0.1%)
*	BAC Holding International Corp.	251,198	18,240
	Bancolombia SA, Sponsored ADR	34,246	1,327,717
	Bancolombia SA	24,001	235,401
	Cementos Argos SA	402,832	611,169
*	Corp. Financiera Colombiana SA	41,121	301,291
	Grupo Argos SA	1,517,596	5,521,320
	Mineros SA	128,115	105,036

TOTAL COLOMBIA			8,120,174

CZECH REPUBLIC — (0.1%)
	CEZ AS	234,251	10,041,302

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (Continued)
	Komercni Banka AS	139,768	$4,589,970
Ω	Moneta Money Bank AS	70,312	263,259

TOTAL CZECH REPUBLIC			14,894,531

GREECE — (0.3%)
*	Alpha Services & Holdings SA	5,745,331	6,467,188
	Autohellas Tourist & Trading SA	38,797	379,957
	Bank of Greece	44,408	835,879
*	Ellaktor SA	360,759	517,216
*	Eurobank Ergasias Services & Holdings SA, Class A	5,879,649	6,076,877
*	Fourlis Holdings SA	61,713	240,600
	Hellenic Petroleum Holdings SA	154,869	1,170,295
*	Intracom Holdings SA	313,774	564,031
	JUMBO SA	9,544	154,688
*	LAMDA Development SA	86,663	589,826
	Motor Oil Hellas Corinth Refineries SA	32,065	507,273
	Mytilineos SA	303,757	5,624,930
*	National Bank of Greece SA	2,307,252	9,151,662
*	Piraeus Financial Holdings SA	425,634	614,472
	Titan Cement International SA	63,619	891,325

TOTAL GREECE			33,786,219

HONG KONG — (0.0%)
*†† ^	Anxin-China Holdings Ltd.	6,152,000	0
††	CECEP COSTIN New Materials Group Ltd.	132,000	1,892
* Ω	ESR Cayman Ltd.	12,600	38,249
*†† ^	Karce Co. Ltd.	640,000	0
*†† ^	Realgold Resources Corp.	3,137,500	0
	Texhong Textile Group Ltd.	254,000	305,454
*†† ^	Untrade Youyuan Holdings	4,485,251	0
*†† ^	Untrade. C Fiber Optic	3,598,000	0

TOTAL HONG KONG			345,595

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	3,026,506	25,662,090
#*	OTP Bank Nyrt	82,792	2,469,637
	Richter Gedeon Nyrt	14,118	281,684

TOTAL HUNGARY			28,413,411

INDIA — (15.2%)
	Aarti Drugs Ltd.	10,796	64,828
	ACC Ltd.	399,408	12,112,985
	Adani Enterprises Ltd.	288,397	8,749,494
*	Adani Green Energy Ltd.	318,785	11,909,577
*	Adani Power Ltd.	147,018	537,063
	Adani Total Gas Ltd.	139,991	4,494,357
*	Adani Transmission Ltd.	561,111	20,214,416
*	Aditya Birla Capital Ltd.	2,879,031	4,494,306
	Alembic Ltd.	483,755	486,904
	Alembic Pharmaceuticals Ltd.	76,445	776,565
	Allcargo Logistics Ltd.	394,520	1,811,891
	Allied Digital Services Ltd.	9,143	17,602
	Amara Raja Batteries Ltd.	26,037	189,583
	Ambuja Cements Ltd.	3,563,611	17,233,475
*†† ^	Amtek Auto Ltd.	941,223	6,348
	Andhra Sugars Ltd.	56,954	119,530
	Apar Industries Ltd.	13,636	119,308

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Apollo Tyres Ltd.	1,942,429	$5,147,483
*	Arvind Fashions Ltd.	354,092	1,314,632
*	Arvind Ltd.	998,876	1,596,837
*Ω	Aster DM Healthcare Ltd.	76,016	191,064
	Aurobindo Pharma Ltd.	1,813,846	14,811,054
*	Axis Bank Ltd.	9,124,030	86,173,301
	Bajaj Auto Ltd.	3,817	185,528
*	Bajaj Hindusthan Sugar Ltd.	69,831	15,530
	Bajaj Holdings & Investment Ltd.	252,334	17,064,604
	Balmer Lawrie & Co. Ltd.	473,088	732,426
	Balrampur Chini Mills Ltd.	819,559	4,732,964
	Banco Products India Ltd.	41,357	76,016
Ω	Bandhan Bank Ltd.	387,960	1,677,804
*	Bank of Baroda	4,146,066	6,045,140
*	Bank of India	424,093	264,115
*	Bank of Maharashtra	969,564	224,540
	BEML Ltd.	85,018	1,827,662
	Bharat Bijlee Ltd.	2,136	47,390
	Bharat Dynamics Ltd.	27,695	269,064
	Bharat Electronics Ltd.	4,584,348	14,138,118
*	Bharat Heavy Electricals Ltd.	5,700,069	3,880,828
	Birla Corp. Ltd.	158,657	2,247,053
	Birlasoft Ltd.	405,573	2,161,583
	Bliss Gvs Pharma Ltd.	8,394	8,777
	Bodal Chemicals Ltd.	168,711	240,346
	Bombay Burmah Trading Co.	14,117	185,289
	Brigade Enterprises Ltd.	320,746	1,887,144
	BSE Ltd.	357,987	4,198,438
*	Camlin Fine Sciences Ltd.	24,866	39,572
	Can Fin Homes Ltd.	20,381	156,338
*	Canara Bank	1,449,186	4,301,385
*	Capacit’e Infraprojects Ltd.	41,710	73,885
	Ceat Ltd.	156,973	2,310,922
	Century Enka Ltd.	26,664	204,338
	Century Textiles & Industries Ltd.	50,268	543,107
*	CG Power & Industrial Solutions Ltd.	2,252,100	5,785,247
	Chambal Fertilisers & Chemicals Ltd.	891,271	5,276,680
†† ^	Chennai Super Kings Cricket Ltd.	5,080,767	28,042
	Cholamandalam Financial Holdings Ltd.	422,186	3,571,168
	Cigniti Technologies Ltd.	1,213	6,910
	Cipla Ltd.	896,605	11,429,455
	City Union Bank Ltd.	1,148,648	2,047,644
	Clariant Chemicals India Ltd.	2,502	15,920
Ω	Cochin Shipyard Ltd.	65,928	288,006
	Container Corp. of India Ltd.	357,502	3,014,290
	Cosmo Films Ltd.	2,908	71,538
*	CreditAccess Grameen Ltd.	1,534	20,697
*	CSB Bank Ltd.	49,422	137,601
	Cyient Ltd.	124,698	1,433,724
	Dalmia Bharat Ltd.	310,717	6,139,001
	Dalmia Bharat Sugar & Industries Ltd.	19,639	120,551
	DB Corp. Ltd.	113,948	133,960
*	DCB Bank Ltd.	1,155,681	1,196,965
	DCM Shriram Ltd.	243,430	3,729,836
*	DCW Ltd.	150,151	91,803
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	278,985	2,425,406
*	DEN Networks Ltd.	236,857	125,862
	Dhampur Sugar Mills Ltd.	201,053	1,361,050
*	Dhani Services Ltd.	23,401	16,587

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Dilip Buildcon Ltd.	120,588	$413,168
*	Dish TV India Ltd.	2,283,803	486,282
*	Dishman Carbogen Amcis Ltd.	321,072	683,055
	DLF Ltd.	2,069,249	9,920,201
	Dr Reddy’s Laboratories Ltd., ADR	71,016	3,812,139
*	DRC Systems India Ltd.	20,990	11,793
	Dwarikesh Sugar Industries Ltd.	152,054	249,277
	eClerx Services Ltd.	13,057	410,216
	Edelweiss Financial Services Ltd.	1,371,920	1,068,065
	EID Parry India Ltd.	528,292	3,680,961
*	EIH Ltd.	393,298	815,335
	Electrosteel Castings Ltd.	537,376	266,727
	Engineers India Ltd.	237,016	198,031
	EPL Ltd.	45,190	99,073
*Ω	Equitas Small Finance Bank Ltd.	16,070	11,380
	Escorts Ltd.	53,216	1,129,791
	Everest Industries Ltd.	7,351	55,781
	Everest Kanto Cylinder Ltd.	6,104	15,473
	Excel Industries Ltd.	2,951	55,046
	Exide Industries Ltd.	409,214	812,512
*	FDC Ltd.	96,084	334,819
	Federal Bank Ltd.	9,962,593	12,398,377
	FIEM Industries Ltd.	16,627	208,101
	Filatex India Ltd.	254,590	388,869
	Finolex Cables Ltd.	492,946	2,564,158
	Finolex Industries Ltd.	741,795	1,500,122
	Firstsource Solutions Ltd.	1,699,392	2,741,316
	Force Motors Ltd.	7,342	113,632
*	Fortis Healthcare Ltd.	1,011,266	3,505,270
	Gabriel India Ltd.	196,708	302,894
	GAIL India Ltd.	9,511,287	19,669,099
	Garden Reach Shipbuilders & Engineers Ltd.	26,200	96,786
*	Gateway Distriparks Ltd.	1,300,508	1,270,012
*	Gayatri Projects Ltd.	116,030	31,474
	GE Power India Ltd.	5,921	13,542
*	GE T&D India Ltd.	13,808	22,263
*Ω	General Insurance Corp. of India	111,280	192,412
	Genus Power Infrastructures Ltd.	50,908	68,405
	Geojit Financial Services Ltd.	13,635	11,689
	GHCL Ltd.	271,742	2,190,147
	GIC Housing Finance Ltd.	14,073	26,140
	Glenmark Pharmaceuticals Ltd.	988,737	5,660,772
	Godawari Power & Ispat Ltd.	14,416	78,021
	Godfrey Phillips India Ltd.	84,038	1,324,455
	Goodyear India Ltd.	5,043	59,684
	Granules India Ltd.	894,704	3,270,146
	Graphite India Ltd.	35,781	243,450
	Grasim Industries Ltd.	1,261,184	27,602,324
	Great Eastern Shipping Co. Ltd. (The)	503,782	2,553,433
	Gujarat Alkalies & Chemicals Ltd.	188,130	2,438,614
	Gujarat Ambuja Exports Ltd.	280,132	1,205,439
	Gujarat Fluorochemicals Ltd.	235,454	8,575,884
	Gujarat Mineral Development Corp. Ltd.	549,802	1,319,761
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	357,760	3,861,985
	Gujarat Pipavav Port Ltd.	513,101	583,611
	Gujarat State Fertilizers & Chemicals Ltd.	902,975	2,009,737
	Gujarat State Petronet Ltd.	1,304,285	4,434,727
*	Hathway Cable & Datacom Ltd.	1,105,341	288,799
	HBL Power Systems Ltd.	142,408	160,640

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HEG Ltd.	12,117	$192,518
	HeidelbergCement India Ltd.	345,204	907,687
	Heritage Foods Ltd.	6,075	24,786
	Hero MotoCorp Ltd.	176,832	5,726,760
	HFCL Ltd.	789,223	753,371
	HG Infra Engineering Ltd.	1,582	12,714
	Hikal Ltd.	219,220	1,134,396
	HIL Ltd.	18,294	908,021
	Himadri Speciality Chemical Ltd.	343,409	310,055
	Himatsingka Seide Ltd.	200,418	385,263
	Hindalco Industries Ltd.	9,428,685	58,791,771
	Hinduja Global Solutions Ltd.	118,186	1,566,589
	Hindustan Aeronautics Ltd.	169,371	3,507,815
	Housing Development Finance Corp. Ltd.	1,427,059	41,123,563
	HSIL Ltd.	15,161	62,350
	I G Petrochemicals Ltd.	6,547	63,449
#	ICICI Bank Ltd., Sponsored ADR	4,024,863	76,633,389
	ICICI Bank Ltd.	1,170,342	11,246,786
*	IDFC First Bank Ltd.	9,141,208	4,663,941
	IDFC Ltd.	4,285,829	3,156,378
*	IFCI Ltd.	4,001,224	583,967
	IIFL Finance Ltd.	913,095	4,168,349
	IIFL Securities Ltd.	1,914,277	2,223,837
	IIFL Wealth Management Ltd.	200,576	4,428,646
	India Cements Ltd.	1,018,974	2,733,870
	India Glycols Ltd.	87,936	1,101,764
	India Nippon Electricals Ltd.	6,634	37,649
	Indiabulls Housing Finance Ltd.	1,767,950	3,509,386
*	Indiabulls Real Estate Ltd.	1,065,971	1,231,246
	Indian Bank	504,291	1,065,853
	Indian Hume Pipe Co. Ltd. (The)	2,945	6,910
	Indian Metals & Ferro Alloys Ltd.	2,064	10,983
*	Indian Overseas Bank	1,167,501	274,467
	Indo Count Industries Ltd.	254,848	516,921
*	Indus Towers Ltd.	339,423	926,073
	IndusInd Bank Ltd.	1,205,615	15,233,441
	INEOS Styrolution India Ltd.	19,028	208,191
	Infibeam Avenues Ltd.	4,979,916	1,170,235
	Info Edge India Ltd.	25,218	1,523,141
*	Inox Wind Energy Ltd.	19,966	174,366
*	Insecticides India Ltd.	1,655	15,469
*	Intellect Design Arena Ltd.	130,798	1,348,339
	IOL Chemicals & Pharmaceuticals Ltd.	24,928	148,058
Ω	IRCON International Ltd.	304,928	164,760
	ITD Cementation India Ltd.	217,088	192,576
	J Kumar Infraprojects Ltd.	173,197	479,738
*	Jagran Prakashan Ltd.	505,125	440,923
	Jai Corp. Ltd.	312,837	575,213
*	Jaiprakash Associates Ltd.	409,710	49,297
*	Jammu & Kashmir Bank Ltd. (The)	1,448,162	577,405
	JB Chemicals & Pharmaceuticals Ltd.	202,059	4,479,877
	JBM Auto Ltd.	6,093	40,361
	Jindal Poly Films Ltd.	109,989	1,585,787
	Jindal Saw Ltd.	854,627	1,019,861
*	Jindal Stainless Hisar Ltd.	98,597	454,603
*	Jindal Stainless Ltd.	397,513	953,072
	Jindal Steel & Power Ltd.	2,818,001	19,677,314
	JK Cement Ltd.	39,617	1,365,239
	JK Lakshmi Cement Ltd.	228,271	1,309,088

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JK Paper Ltd.	543,186	$2,532,644
	JK Tyre & Industries Ltd.	652,232	1,086,271
	JM Financial Ltd.	2,157,432	2,147,003
	JSW Energy Ltd.	2,134,805	8,908,293
	JSW Steel Ltd.	4,827,498	45,379,964
	Jubilant Ingrevia Ltd.	605,521	3,938,516
	Jubilant Pharmova Ltd.	600,070	3,670,204
	Jyothy Labs Ltd.	26,964	54,455
	Kalpataru Power Transmission Ltd.	414,074	1,940,182
	Kalyani Steels Ltd.	78,911	319,627
	Karnataka Bank Ltd. (The)	1,121,305	916,438
	Karur Vysya Bank Ltd.	2,339,859	1,475,283
	Kaveri Seed Co. Ltd.	85,488	599,599
	KCP Ltd.	42,002	63,162
	KEC International Ltd.	57,353	297,008
*	Kiri Industries Ltd	98,928	639,510
	Kirloskar Ferrous Industries Ltd.	11,598	37,232
	Kirloskar Oil Engines Ltd.	298,653	627,931
	Kitex Garments Ltd.	11,606	39,259
	KNR Constructions Ltd.	407,280	1,430,259
*	Kolte-Patil Developers Ltd.	114,606	400,014
	KPIT Technologies Ltd.	777,681	5,565,894
	KPR Mill Ltd.	203,263	1,665,024
	KRBL Ltd.	136,979	424,826
*	L&T Finance Holdings Ltd.	4,515,110	5,125,180
	Larsen & Toubro Ltd.	2,229,024	49,122,941
	LG Balakrishnan & Bros Ltd.	34,895	297,815
	LIC Housing Finance Ltd.	2,167,790	10,644,191
	Linde India Ltd.	18,458	862,844
	LT Foods Ltd.	845,319	957,838
	Lumax Auto Technologies Ltd.	30,507	72,364
	Lupin Ltd.	1,204,587	11,683,058
	Maharashtra Scooters Ltd.	3,114	156,831
	Maharashtra Seamless Ltd.	152,014	1,165,404
	Mahindra & Mahindra Financial Services Ltd.	3,603,210	8,542,639
	Mahindra & Mahindra Ltd.	3,949,734	47,416,347
	Mahindra CIE Automotive Ltd.	324,316	924,211
*	Mahindra Lifespace Developers Ltd.	360,473	1,791,076
	Maithan Alloys Ltd.	12,109	205,497
	Manappuram Finance Ltd.	1,411,413	2,107,069
	Mangalam Cement Ltd.	6,708	33,294
	Marksans Pharma Ltd.	1,268,511	882,925
	Mastek Ltd.	46,900	1,705,877
*	Max Healthcare Institute Ltd.	409,538	2,189,245
*	Max Ventures & Industries Ltd.	16,842	23,928
	Mayur Uniquoters Ltd.	2,004	9,696
	Mazagon Dock Shipbuilders Ltd.	28,226	109,153
*	Meghmani Finechem Ltd.	76,933	1,436,062
	Meghmani Organics Ltd.	818,438	1,323,191
	Minda Corp. Ltd.	67,325	215,415
*	Mirza International Ltd.	107,022	293,658
Ω	Mishra Dhatu Nigam Ltd.	19,193	48,064
	MOIL Ltd.	294,117	680,072
	Monte Carlo Fashions Ltd.	22,564	164,137
	Motilal Oswal Financial Services Ltd.	4,047	47,367
	Mphasis Ltd.	183,995	6,736,969
	MRF Ltd.	7,852	7,423,934
	Nahar Spinning Mills Ltd.	1,415	9,504
	National Aluminium Co. Ltd.	3,018,180	4,073,966

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	National Fertilizers Ltd.	59,013	$45,215
	Nava Bharat Ventures Ltd.	497,031	1,058,826
	Navneet Education Ltd.	23,784	31,842
	NCC Ltd.	1,747,409	1,539,180
	NCL Industries Ltd.	12,157	29,722
	NESCO Ltd.	4,750	35,598
	Neuland Laboratories Ltd.	1,140	19,737
	NIIT Ltd.	450,911	3,345,321
	Nilkamal Ltd.	35,216	931,637
	NMDC Ltd.	2,233,783	4,629,780
	NOCIL Ltd.	320,354	944,091
	NRB Bearings Ltd.	56,452	88,502
	Nucleus Software Exports Ltd.	24,787	138,593
*	Oberoi Realty Ltd.	457,696	5,682,613
*	Omaxe Ltd.	268,860	349,027
	OnMobile Global Ltd.	70,188	149,368
	Orient Cement Ltd.	574,648	1,027,615
	Panama Petrochem Ltd.	35,790	164,815
Ω	Parag Milk Foods Ltd.	175,166	230,134
*	Patel Engineering Ltd.	119,976	40,055
*	PC Jeweller Ltd.	50,599	14,329
	PCBL Ltd.	1,037,024	1,505,833
	Persistent Systems Ltd.	283,400	15,896,055
	Petronet LNG Ltd.	3,937,868	10,425,135
	Piramal Enterprises Ltd.	380,449	10,694,651
*Ω	PNB Housing Finance Ltd.	186,149	907,714
	PNC Infratech Ltd.	331,105	1,101,881
	Polyplex Corp. Ltd.	96,705	3,430,277
	Power Finance Corp. Ltd.	4,872,837	7,454,903
*	Power Mech Projects Ltd.	2,920	35,105
*	Prakash Industries Ltd.	242,996	237,929
	Prestige Estates Projects Ltd.	647,281	3,982,981
*	Pricol Ltd.	220,618	395,314
	Procter & Gamble Health Ltd.	5,823	340,267
*	PTC India Financial Services Ltd.	1,527,475	333,650
	PTC India Ltd.	1,090,055	1,308,628
*	Punjab National Bank	5,997,812	2,723,307
Ω	Quess Corp. Ltd.	29,855	277,863
	Rain Industries Ltd.	789,115	1,741,835
	Rajesh Exports Ltd.	396,434	3,247,881
	Rallis India Ltd.	315,993	965,176
	Ramco Cements Ltd.	57,708	597,695
	Ramco Industries Ltd.	118,646	338,773
	Ramkrishna Forgings Ltd.	46,290	113,170
*	Rane Holdings Ltd.	1,527	12,316
	Rashtriya Chemicals & Fertilizers Ltd.	991,792	1,289,286
*	Raymond Ltd.	233,419	2,525,345
*Ω	RBL Bank Ltd.	45,878	71,208
	REC Ltd.	5,865,051	9,685,767
	Redington India Ltd.	3,670,201	7,287,009
	Reliance Industries Ltd.	11,865,020	431,354,404
*	Reliance Power Ltd.	7,822,896	1,479,485
	Repco Home Finance Ltd.	157,611	371,643
	RITES Ltd.	33,928	117,984
*	RPSG Ventures Ltd.	4,346	33,357
*	RSWM Ltd.	22,492	148,669
	Sagar Cements Ltd.	9,945	30,102
	Sangam India Ltd.	7,163	35,786
*	Sanghi Industries Ltd.	14,900	9,292

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Sanghvi Movers Ltd.	14,488	$34,297
	Sarda Energy & Minerals Ltd.	11,563	180,054
	Sasken Technologies Ltd.	7,289	78,165
	Savita Oil Technologies Ltd.	2,123	31,435
	Seshasayee Paper & Boards Ltd.	59,795	159,923
Ω	SH Kelkar & Co. Ltd.	37,911	76,292
*	Shankara Building Products Ltd.	2,872	28,385
	Sharda Cropchem Ltd.	34,751	282,257
	Shilpa Medicare Ltd.	1,702	10,217
	Shipping Corp. of India Ltd.	834,806	1,447,750
	Shriram City Union Finance Ltd.	30,112	668,764
	Shriram Transport Finance Co. Ltd.	775,333	12,026,544
	Siyaram Silk Mills Ltd.	17,607	149,375
	Sobha Ltd.	284,492	2,369,635
	Somany Ceramics Ltd.	6,642	55,079
	Somany Home Innovation Ltd.	627	2,797
*	South Indian Bank Ltd. (The)	4,961,219	515,594
*	Spandana Sphoorty Financial Ltd.	2,296	13,723
*	Star Cement Ltd.	24,193	28,930
	State Bank of India	6,087,495	39,066,211
	State Bank of India, GDR	13,042	841,209
	Steel Authority of India Ltd.	6,658,791	8,298,979
	Strides Pharma Science Ltd.	336,703	1,432,582
	Sun Pharmaceutical Industries Ltd.	2,709,187	32,796,210
	Sun TV Network Ltd.	304,153	1,910,418
	Sundaram Finance Ltd.	444	11,622
	Sundaram-Clayton Ltd.	2,169	107,419
	Sunteck Realty Ltd.	290,750	1,813,269
	Surya Roshni Ltd.	67,545	383,531
	Sutlej Textiles & Industries Ltd.	69,227	69,699
	Tamil Nadu Newsprint & Papers Ltd.	13,266	35,772
*	TARC Ltd.	263,704	137,930
	Tata Chemicals Ltd.	761,327	9,258,945
	Tata Coffee Ltd.	144,247	412,328
	Tata Consumer Products Ltd.	1,545,023	16,566,969
	Tata Metaliks Ltd.	1,879	19,284
*	Tata Motors Ltd.	8,275,763	46,762,512
	Tata Steel Ltd.	2,485,153	40,770,397
	TD Power Systems Ltd.	3,021	13,570
	Tech Mahindra Ltd.	219,418	3,571,181
	Techno Electric & Engineering Co. Ltd.	71,024	269,151
*††^	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	51,664	34,054
	Thirumalai Chemicals Ltd.	82,251	301,287
	Tide Water Oil Co. India Ltd.	11,950	178,306
	Time Technoplast Ltd.	635,571	794,770
	Tinplate Co. of India Ltd.	177,942	944,191
*	Titagarh Wagons Ltd.	78,533	107,142
	Transport Corp. of India Ltd.	130,573	1,190,615
	Trident Ltd.	7,171,170	4,860,526
	Triveni Engineering & Industries Ltd.	531,058	2,211,341
	Tube Investments of India Ltd.	292,335	7,102,648
	TV Today Network Ltd.	52,639	276,067
*	TV18 Broadcast Ltd.	3,670,966	2,569,266
	TVS Srichakra Ltd.	4,872	107,801
	Uflex Ltd.	191,221	1,650,449
	Unichem Laboratories Ltd.	200,132	695,461
*	Union Bank of India Ltd.	1,738,404	857,706
	UPL Ltd.	978,568	10,512,939

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Usha Martin Ltd.	420,765	$834,455
*	VA Tech Wabag Ltd.	161,487	610,988
	Vakrangee Ltd.	38,352	17,350
	Vardhman Textiles Ltd.	778,140	4,446,553
*Ω	Varroc Engineering Ltd.	71,789	416,669
	Vedanta Ltd.	497,423	2,623,325
	Venky’s India Ltd.	2,623	72,796
	Vindhya Telelinks Ltd.	23,536	328,888
	Visaka Industries Ltd.	1,209	9,028
*	Vodafone Idea Ltd.	10,109,989	1,246,716
	Welspun Corp. Ltd.	684,627	1,815,725
	Welspun Enterprises Ltd.	463,798	533,480
	Welspun India Ltd.	1,892,101	2,043,466
	West Coast Paper Mills Ltd.	195,877	881,465
	Wipro Ltd.	4,736,212	31,069,818
*	Wockhardt Ltd.	306,702	1,093,567
*	Yes Bank Ltd.	19,922,354	3,527,447
	Zee Entertainment Enterprises Ltd.	3,660,922	11,744,379
*	Zee Media Corp. Ltd.	365,314	101,717
	Zensar Technologies Ltd.	423,215	1,768,051
	Zydus Wellness Ltd.	3,389	75,706

TOTAL INDIA			1,853,482,242

INDONESIA — (2.0%)
*	ABM Investama Tbk PT	492,900	93,524
	Adaro Energy Tbk PT	96,217,300	21,983,242
*	Adhi Karya Persero Tbk PT	4,040,200	200,460
	AKR Corporindo Tbk PT	2,819,000	206,966
*	Alam Sutera Realty Tbk PT	39,617,600	433,758
	Aneka Tambang Tbk	852,500	152,351
	Astra Agro Lestari Tbk PT	3,476,667	2,976,598
	Astra International Tbk PT	54,911,600	28,671,625
	Astra Otoparts Tbk PT	291,800	23,113
*††^	Bakrie Telecom Tbk PT	160,430,200	103,748
*	Bank Capital Indonesia Tbk PT	15,302,200	182,546
	Bank Mandiri Persero Tbk PT	45,105,362	27,696,257
	Bank Negara Indonesia Persero Tbk PT	26,872,841	16,974,230
*	Bank Pan Indonesia Tbk PT	55,557,601	3,865,005
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,740,084	2,003,484
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,617,600	1,186,536
	Bank Tabungan Negara Persero Tbk PT	27,316,427	3,466,529
	Barito Pacific Tbk PT	502,900	29,385
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	240,231
	BISI International Tbk PT	9,817,300	972,280
*	Buana Lintas Lautan Tbk PT	36,957,800	401,114
	Bukit Asam Tbk PT	22,735,900	5,950,846
*	Bumi Serpong Damai Tbk PT	19,355,400	1,282,733
	Ciputra Development Tbk PT	68,295,778	5,003,734
*	City Retail Developments Tbk PT	1,000,000	9,499
*	Delta Dunia Makmur Tbk PT	36,091,000	1,347,700
	Dharma Satya Nusantara Tbk PT	3,030,800	125,660
*	Eagle High Plantations Tbk PT	50,643,100	272,158
	Elnusa Tbk PT	20,412,200	411,584
	Erajaya Swasembada Tbk PT	58,126,700	2,100,320
*	FKS Food Sejahtera Tbk PT	18,165,022	217,309
	Gajah Tunggal Tbk PT	8,135,800	364,627
*††^	Garuda Indonesia Persero Tbk PT	7,731,781	22,200
	Gudang Garam Tbk PT	413,200	874,316
*††^	Hanson International Tbk PT	37,319,300	0

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Hexindo Adiperkasa Tbk PT	646,644	$271,340
	Indah Kiat Pulp & Paper Tbk PT	16,374,800	8,534,254
*	Indika Energy Tbk PT	11,304,900	2,073,038
	Indo Tambangraya Megah Tbk PT	2,829,000	5,482,169
	Indocement Tunggal Prakarsa Tbk PT	380,200	274,001
	Indofood Sukses Makmur Tbk PT	29,915,000	13,017,493
	Indomobil Sukses Internasional Tbk PT	218,700	11,213
	Integra Indocabinet Tbk PT	3,432,300	165,404
*	Intiland Development Tbk PT	32,039,900	323,046
	Jaccs Mitra Pinasthika Mustika Tbk PT	3,767,800	353,481
	Japfa Comfeed Indonesia Tbk PT	29,403,550	2,936,273
	Jaya Real Property Tbk PT	66,551,400	2,259,461
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,773,519
*	KMI Wire & Cable Tbk PT	10,201,300	198,136
*	Krakatau Steel Persero Tbk PT	2,324,900	60,706
	Link Net Tbk PT	846,800	268,388
	Lippo Cikarang Tbk PT	2,408,310	193,945
*	Lippo Karawaci Tbk PT	228,305,962	1,949,625
*	Malindo Feedmill Tbk PT	6,123,100	269,570
*	Map Aktif Adiperkasa PT	75,300	15,958
*	Medco Energi Internasional Tbk PT	57,136,132	2,167,289
	Media Nusantara Citra Tbk PT	32,613,000	2,258,948
	Metrodata Electronics Tbk PT	25,344,450	1,248,383
*	Mitra Adiperkasa Tbk PT	5,582,600	347,464
*	MNC Vision Networks Tbk PT	2,925,400	20,484
*	Multipolar Tbk PT	17,883,400	243,850
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,956,000	1,803,299
*	Pakuwon Jati Tbk PT	1,999,500	77,127
*	Pan Brothers Tbk PT	24,455,850	249,995
*	Panin Financial Tbk PT	75,393,300	1,225,353
*	Paninvest Tbk PT	10,415,300	516,924
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,391,484	2,125,098
*	PP Persero Tbk PT	11,059,600	709,831
	Puradelta Lestari Tbk PT	2,516,000	30,187
*	Ramayana Lestari Sentosa Tbk PT	12,504,000	577,677
	Salim Ivomas Pratama Tbk PT	22,834,800	793,013
*	Sampoerna Agro Tbk PT	8,192,041	1,255,127
	Samudera Indonesia Tbk PT	687,600	95,144
	Sawit Sumbermas Sarana Tbk PT	1,910,800	139,731
	Semen Indonesia Persero Tbk PT	14,874,700	6,563,762
	Siloam International Hospitals Tbk PT	13,542,400	971,142
	Sinar Mas Agro Resources & Technology Tbk PT	5,371,400	1,701,594
*††^	Sri Rejeki Isman Tbk PT	63,289,500	119,511
	Steel Pipe Industry of Indonesia PT	695,900	15,464
*	Summarecon Agung Tbk PT	5,238,700	256,535
*	Surya Esa Perkasa Tbk PT	798,000	68,098
*	Surya Semesta Internusa Tbk PT	31,276,700	813,238
*††^	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	92,981
*	Timah Tbk PT	5,379,500	686,643
*††^	Tiphone Mobile Indonesia Tbk PT	6,628,800	10,374
*††^	Trada Alam Minera Tbk PT	188,544,700	121,929
	Trias Sentosa Tbk PT	336,500	17,147
	Tunas Baru Lampung Tbk PT	17,990,700	984,712
	Tunas Ridean Tbk PT	32,428,200	3,101,554
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,066,200	114,308
	Unggul Indah Cahaya Tbk PT	288,335	251,712
	United Tractors Tbk PT	11,321,600	23,624,768
	Vale Indonesia Tbk PT	10,962,400	5,498,378

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Waskita Beton Precast Tbk PT	22,419,100	$146,914
*	Waskita Karya Persero Tbk PT	42,596,682	1,557,116
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	82,996
	Wijaya Karya Beton Tbk PT	18,377,300	268,514
*	Wijaya Karya Persero Tbk PT	20,772,300	1,357,297
	XL Axiata Tbk PT	22,558,600	4,965,542

TOTAL INDONESIA			239,553,841

MALAYSIA — (1.9%)
#	Aeon Co. M Bhd	2,037,100	761,722
#	AFFIN Bank Bhd	7,484,654	3,594,097
	Alliance Bank Malaysia Bhd	6,297,800	5,450,312
	Allianz Malaysia Bhd	93,300	272,719
*	AMMB Holdings Bhd	9,654,062	8,152,750
	Batu Kawan Bhd	1,621,150	10,822,409
*	Berjaya Assets Bhd	604,700	39,685
*	Berjaya Corp. Bhd	14,730,029	856,412
#*	Berjaya Land Bhd	5,491,800	263,736
	BIMB Holdings Bhd	1,290,807	858,568
#*	Boustead Holdings Bhd	2,832,091	503,468
#	Boustead Plantations Bhd	3,285,600	874,890
#*	Bumi Armada Bhd	16,365,600	1,601,558
	Cahya Mata Sarawak Bhd	2,178,700	532,349
	CB Industrial Product Holding Bhd	1,285,500	478,606
#	CIMB Group Holdings Bhd	25,492,056	30,385,611
#	Comfort Glove Bhd	227,900	37,923
#	CSC Steel Holdings Bhd	821,256	325,843
#*	Cypark Resources Bhd	1,007,050	183,260
#	Dayang Enterprise Holdings Bhd	340,600	67,582
#	DRB-Hicom Bhd	6,461,400	2,054,311
	Eco World Development Group Bhd	4,869,900	1,067,250
#*	Ekovest BHD	8,316,700	885,064
	FAR East Holdings Bhd	57,360	46,953
	Gadang Holdings Bhd	2,586,100	245,173
	Gamuda Bhd	9,043,398	7,692,975
	Genting Bhd	7,240,200	7,662,703
	Genting Malaysia Bhd	8,175,900	5,683,234
	Genting Plantations Bhd	82,800	172,734
	George Kent Malaysia Bhd	1,855,600	255,904
	HAP Seng Consolidated Bhd	1,109,182	1,903,046
#	Hengyuan Refining Co. Bhd	776,700	1,032,449
	HeveaBoard Bhd	2,153,300	283,421
#	Hiap Teck Venture Bhd	8,346,100	826,834
	Hibiscus Petroleum Bhd	3,128,500	903,985
	Hong Leong Financial Group Bhd	1,772,334	7,874,027
	Hong Leong Industries Bhd	129,100	267,451
#	IGB Bhd	2,014,864	1,094,204
#	IJM Corp. Bhd	17,008,818	7,160,289
#	Insas Bhd	2,517,100	467,225
#	IOI Properties Group Bhd	7,149,225	1,673,165
#*	Iskandar Waterfront City Bhd	1,951,300	155,411
#*	JAKS Resources Bhd	6,809,780	512,941
#*	Jaya Tiasa Holdings Bhd	2,754,833	731,437
	Keck Seng Malaysia Bhd	751,400	678,554
#*	KNM Group Bhd	13,856,690	490,696
#*	KSL Holdings Bhd	1,718,751	315,916
#	Kumpulan Fima BHD	575,200	321,856
	Land & General Bhd	11,345,220	284,541
#	LBS Bina Group Bhd	3,959,834	434,429

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#Ω	Lotte Chemical Titan Holding Bhd	1,126,293	$565,212
#	Magnum Bhd	5,627,645	2,333,876
#	Mah Sing Group Bhd	7,983,162	1,252,721
	Malayan Banking Bhd	14,043,253	29,207,418
#	Malayan Flour Mills Bhd	3,750,075	556,754
*	Malaysia Airports Holdings Bhd	476,154	748,473
#	Malaysia Building Society Bhd	13,246,043	1,937,351
#	Malaysian Resources Corp. Bhd	12,219,447	1,073,304
	Matrix Concepts Holdings Bhd	794,700	419,685
#	MBM Resources BHD	812,703	610,709
	Mega First Corp. Bhd	341,200	297,512
	MISC Bhd	6,174,504	11,046,610
#	MKH Bhd	1,847,578	580,512
#	MNRB Holdings Bhd	1,983,779	487,406
*	MPHB Capital Bhd	178,400	55,329
#	Muda Holdings Bhd	529,900	287,679
*	Muhibbah Engineering M Bhd	2,526,000	294,977
*	Mulpha International Bhd	852,260	459,088
#	OCK Group Bhd	204,300	19,654
	Oriental Holdings BHD	2,554,379	4,159,099
	OSK Holdings Bhd	6,761,306	1,441,477
	Pantech Group Holdings Bhd	2,474,294	425,313
#	Paramount Corp. Bhd	1,807,455	305,739
#	Petron Malaysia Refining & Marketing Bhd	247,800	312,408
#*	Pos Malaysia Bhd	1,777,400	253,229
	PPB Group Bhd	2,192,739	8,655,138
	RHB Bank Bhd	10,723,146	15,362,858
#*	Rubberex Corp. M Bhd	913,300	158,330
#*	Sapura Energy Bhd	39,709,700	313,254
#	Sarawak Oil Palms Bhd	694,467	1,103,811
	Sime Darby Bhd	16,995,500	9,084,318
	Sime Darby Property Bhd	7,330,900	991,806
	SP Setia Bhd Group	8,294,573	2,220,673
††^	Sumatec Resources Bhd	2,855,100	590
	Sunway Bhd	8,784,986	3,670,248
	Suria Capital Holdings Bhd	793,880	209,364
#	Ta Ann Holdings Bhd	927,626	1,312,239
	Tan Chong Motor Holdings Bhd	658,600	174,017
*	Tropicana Corp. Bhd	4,993,061	1,118,729
	TSH Resources Bhd	155,000	61,512
*	Tune Protect Group Bhd	2,001,800	193,939
	UEM Edgenta Bhd	1,204,400	438,898
# *	UEM Sunrise Bhd	8,933,745	692,502
	United Malacca Bhd	902,000	1,178,582
#	UOA Development Bhd	7,576,600	3,127,536
#*	Velesto Energy Bhd	13,483,328	367,173
*	Wah Seong Corp. Bhd	676,080	121,163
#*	WCT Holdings Bhd	4,268,224	531,218
	Yinson Holdings Bhd	360,200	201,963
*	YNH Property Bhd	3,337,050	2,211,698
	YTL Corp. Bhd	25,548,621	3,712,288

TOTAL MALAYSIA			235,587,060

MEXICO — (2.3%)
*	ALEATICA SAB de CV	21,226	18,910
	Alfa SAB de CV, Class A	24,152,100	16,261,968
#	Alpek SAB de CV	1,904,817	2,566,950
	Arca Continental SAB de CV	1,273,381	8,091,506
#Ω	Banco del Bajio SA	1,580,395	3,887,772

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Cemex SAB de CV	69,050	$30,487
*	Cemex SAB de CV, Sponsored ADR	3,249,914	14,299,619
	Coca-Cola Femsa SAB de CV, Sponsored ADR	61,925	3,381,105
	Coca-Cola Femsa SAB de CV	1,044,400	5,699,891
#	Consorcio ARA SAB de CV	3,207,049	628,633
	Corp Actinver SAB de CV	89,268	52,406
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	945,124	416,834
#	Cydsa SAB de CV	5,874	3,886
	Dine SAB de CV	1,005,414	1,017,411
	El Puerto de Liverpool SAB de CV, Class C1	524,245	2,655,842
	Fomento Economico Mexicano SAB de CV	322,897	2,415,102
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	98,242	7,342,607
	GCC SAB de CV	771,076	5,140,003
	Genomma Lab Internacional SAB de CV, Class B	987,459	1,044,244
*	Gentera SAB de CV	2,042,771	1,593,655
#	Grupo Carso SAB de CV	2,778,364	9,055,399
	Grupo Comercial Chedraui SA de CV	1,900,553	4,788,986
	Grupo Elektra SAB de CV	73,062	4,325,074
	Grupo Financiero Banorte SAB de CV, Class O	5,872,022	38,702,718
# *	Grupo Financiero Inbursa SAB de CV, Class O	6,146,113	10,442,052
*	Grupo Gigante SAB de CV	471,076	669,454
	Grupo Herdez SAB de CV	34,823	52,064
	Grupo Industrial Saltillo SAB de CV	1,352,696	1,524,613
	Grupo KUO SAB de CV, Class B	1,907,144	4,064,474
	Grupo Mexico SAB de CV, Class B	9,127,735	42,756,974
*	Grupo Pochteca SAB de CV	67,810	23,593
*	Grupo Posadas SAB de CV	255,405	352,947
#	Grupo Rotoplas SAB de CV	165,064	196,639
*	Grupo Sanborns SAB de CV	1,360,018	1,326,262
# *	Grupo Simec SAB de CV, Class B	690,073	6,830,899
#	Grupo Televisa SAB, Sponsored ADR	713,059	6,581,535
	Grupo Televisa SAB	2,296,479	4,264,013
*	Hoteles City Express SAB de CV	259,134	63,493
	Industrias Bachoco SAB de CV, Class B	1,220,220	4,634,163
*	Industrias CH SAB de CV, Class B	1,876,805	19,313,898
#	Industrias Penoles SAB de CV	513,804	5,653,317
	La Comer SAB de CV	3,500,346	6,507,884
	Medica Sur SAB de CV, Class B	1,000	2,450
	Megacable Holdings SAB de CV	593,225	1,686,083
*	Minera Frisco SAB de CV, Class A1	12,143,022	2,148,154
#*Ω	Nemak SAB de CV	9,122,539	1,962,509
	Orbia Advance Corp. SAB de CV	4,127,746	9,923,662
# *	Organizacion Cultiba SAB de CV	157,421	71,511
#	Organizacion Soriana SAB de CV, Class B	13,635,143	15,869,191
	Promotora y Operadora de Infraestructura SAB de CV	504,562	3,696,223
# *	Unifin Financiera SAB de CV	769,542	656,165
*	Vista Energy SAB de CV, ADR	3,552	30,050
	Vitro SAB de CV, Class A	927,658	1,167,840

TOTAL MEXICO			285,893,120

PHILIPPINES — (1.0%)
†† ^	ACR Mining Corp.	105,455	6,780
	Alliance Global Group, Inc.	20,470,306	4,616,979
	Alsons Consolidated Resources, Inc.	7,682,000	146,148
*	Apex Mining Co., Inc.	2,152,000	62,589
*	Atlas Consolidated Mining & Development Corp.	4,214,600	481,641
	Ayala Corp.	147,020	2,068,679
	Bank of the Philippine Islands	3,780,263	6,857,087
	BDO Unibank, Inc.	8,566,648	21,168,774

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Belle Corp.	4,041,000	$97,466
*	Cebu Air, Inc.	874,330	734,802
*Ω	CEMEX Holdings Philippines, Inc.	17,723,719	271,158
	Century Properties Group, Inc.	13,996,400	107,228
	China Banking Corp.	7,866,732	4,027,406
	Cosco Capital, Inc.	13,204,600	1,237,733
	DMCI Holdings, Inc.	9,574,200	1,517,740
*	East West Banking Corp.	2,667,000	411,954
*	EEI Corp.	1,850,500	154,521
*††^	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	51,852
	Filinvest Land, Inc.	73,198,031	1,470,598
	First Philippine Holdings Corp.	3,175,100	4,256,590
*††^	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	469,203
	GT Capital Holdings, Inc.	258,807	2,484,158
*	Integrated Micro-Electronics, Inc.	2,128,500	285,361
	JG Summit Holdings, Inc.	11,218,567	11,934,265
	LT Group, Inc.	9,164,300	1,491,507
	Megaworld Corp.	60,192,300	3,262,477
	Metropolitan Bank & Trust Co.	8,518,232	8,294,940
	Nickel Asia Corp.	9,361,240	1,371,491
*	Petron Corp.	15,733,900	962,180
*	Philcomsat Holdings Corp.	497,957	3,040
	Philex Mining Corp.	4,703,000	445,642
*	Philippine National Bank	3,173,985	1,152,843
*††^	Philippine National Construction Corp.	398,900	7,022
	Philippine Savings Bank	1,950,769	2,130,451
* †† ^	Philippine Townships, Inc.	226,200	0
* †† ^	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	246,657
*	Pilipinas Shell Petroleum Corp.	112,730	37,238
	Premium Leisure Corp.	6,804,000	62,896
	Puregold Price Club, Inc.	344,100	216,805
	RFM Corp.	762,400	61,443
	Rizal Commercial Banking Corp.	4,608,906	1,758,558
	Robinsons Land Corp.	20,333,508	7,385,788
	Robinsons Retail Holdings, Inc.	799,160	817,574
	San Miguel Corp.	5,025,756	10,235,293
	Security Bank Corp.	1,414,324	2,782,172
*	Top Frontier Investment Holdings, Inc.	526,832	1,169,427
	Union Bank of the Philippines	4,554,923	6,357,505
	Vista Land & Lifescapes, Inc.	46,966,968	2,305,396

TOTAL PHILIPPINES			117,479,057

POLAND — (0.7%)
*	Agora SA	230,402	294,518
*	Alior Bank SA	424,541	3,465,881
	Amica SA	9,232	191,350
	ASBISc Enterprises PLC	4,585	12,677
	Asseco Poland SA	21,444	376,821
	Bank Handlowy w Warszawie SA	19,110	257,467
*	Bank Millennium SA	2,419,972	2,741,514
	Bank Polska Kasa Opieki SA	19,602	430,759
*	Boryszew SA	283,585	259,701
	Ciech SA	154,743	1,379,583
	Cyfrowy Polsat SA	575,409	3,133,276
#	Develia SA	1,336,579	1,064,118
*	Enea SA	1,394,796	3,012,616

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Famur SA	115,828	$74,358
	Firma Oponiarska Debica SA	13,080	201,650
*	Grupa Azoty SA	251,478	2,267,576
	Grupa Kety SA	20,657	2,990,434
*	Grupa Lotos SA	502,883	7,819,610
# *	Jastrzebska Spolka Weglowa SA	225,918	3,422,239
	Kernel Holding SA	377,743	2,240,711
	KGHM Polska Miedz SA	359,402	11,626,013
# *	Lubelski Wegiel Bogdanka SA	52,381	627,943
# *	mBank SA	34,996	2,342,339
*	Mercator Medical SA	3,520	58,237
*	PGE Polska Grupa Energetyczna SA	3,976,670	8,843,850
# *	PKP Cargo SA	114,540	299,953
	Polski Koncern Naftowy Orlen SA	1,608,704	27,178,146
	Santander Bank Polska SA	9,218	561,350
	Stalexport Autostrady SA	189,773	134,209
*	Tauron Polska Energia SA	6,774,746	5,094,676

TOTAL POLAND			92,403,575

QATAR — (0.5%)
	Aamal Co.	6,113,432	1,973,085
	Al Khaleej Takaful Group QSC	608,426	612,955
*	Alijarah Holding Co. QPSC	1,785,846	438,470
	Baladna	3,382,512	1,357,528
	Barwa Real Estate Co.	5,827,332	5,415,616
	Commercial Bank PSQC	3,812,172	8,013,815
	Doha Bank QPSC	5,073,521	3,625,795
	Doha Insurance Co. QSC	63,045	33,634
*	Gulf International Services QSC	5,118,028	2,728,383
	Gulf Warehousing Co.	709,079	824,013
*	Investment Holding Group	2,307,676	1,456,110
	Mannai Corp. QSC	66,676	160,431
	Masraf Al Rayan QSC	1,315,394	1,949,037
*	Mazaya Real Estate Development QPSC	3,969,317	970,182
	Medicare Group	24,198	45,850
	Mesaieed Petrochemical Holding Co.	7,552,746	5,342,174
	Ooredoo QPSC	3,032,329	6,241,331
	Qatar Fuel QSC	645,661	3,252,054
	Qatar Gas Transport Co. Ltd.	98,165	92,110
	Qatar Industrial Manufacturing Co. QSC	47,636	40,277
	Qatar Insurance Co. SAQ	2,531,362	1,704,225
	Qatar National Cement Co. QSC	436,138	608,501
	Qatar Navigation QSC	1,344,868	3,138,062
*	Salam International Investment Ltd. QSC	6,302,583	1,742,767
	United Development Co. QSC	7,949,618	3,161,624
	Vodafone Qatar QSC	6,270,940	2,841,263
*	Widam Food Co.	109,355	92,887

TOTAL QATAR			57,862,179

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	88,415	0
* ††	Gazprom PJSC,Sponsored ADR	9,648,397	0
* ††	Lukoil PJSC, Sponsored ADR	919,241	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
* ††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
* ††	RusHydro PJSC, ADR	4,402,355	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
* ††	VTB Bank PJSC, GDR	5,107,496	0

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (3.6%)
*	Al Babtain Power & Telecommunication Co.	187,275	$1,442,788
*	Al Etihad Cooperative Insurance Co.	115,484	625,763
*	Al Hassan Ghazi Ibrahim Shaker Co.	18,309	92,447
*	Al Jouf Cement Co.	677,876	1,774,222
	Al Khaleej Training & Education Co.	227,767	1,084,923
*	AlAbdullatif Industrial Investment Co.	72,998	435,050
	Alinma Bank	111,536	1,223,476
*	AlJazira Takaful Ta’awuni Co.	193,428	971,836
*	Allianz Saudi Fransi Cooperative Insurance Co.	2,527	14,217
	Arab National Bank	1,684,953	15,760,837
	Arabian Cement Co.	371,303	4,141,474
*	Arabian Shield Cooperative Insurance Co.	29,060	150,495
*	Aseer Trading Tourism & Manufacturing Co.	263,191	1,286,424
	Astra Industrial Group	208,369	2,732,402
*	AXA Cooperative Insurance Co.	43,660	401,481
	Bank Al-Jazira	2,234,843	18,679,937
	Banque Saudi Fransi	1,425,134	20,476,593
*	Basic Chemical Industries Ltd.	116,705	1,345,210
*	Buruj Cooperative Insurance Co.	56,759	388,442
	City Cement Co.	570,039	4,241,776
*	Dar Al Arkan Real Estate Development Co.	2,559,212	7,326,017
*	Dur Hospitality Co.	306,999	2,120,086
	Eastern Province Cement Co.	299,249	3,845,418
	Electrical Industries Co.	2,995	21,904
*	Emaar Economic City	1,825,796	5,294,396
	Etihad Etisalat Co.	2,186,511	25,107,674
	Hail Cement Co.	394,113	1,500,911
*	Jazan Energy & Development Co.	145,207	694,600
*	Middle East Healthcare Co.	255,736	2,435,409
*	Middle East Specialized Cables Co.	30,420	128,981
*	Mobile Telecommunications Co. Saudi Arabia	2,552,047	9,413,413
	Najran Cement Co.	664,184	3,227,291
*	National Agriculture Development Co.	9,719	82,407
	National Co. for Glass Industries	71,216	741,463
*	National Industrialization Co.	1,575,421	8,491,105
	Northern Region Cement Co.	737,880	2,650,948
	Riyad Bank	3,674,892	39,825,113
	Sahara International Petrochemical Co.	1,791,938	26,842,693
*	Saudi Arabian Cooperative Insurance Co.	7,869	45,526
	Saudi Basic Industries Corp.	2,022,703	70,069,781
	Saudi British Bank	2,805,216	33,304,097
	Saudi Chemical Co. Holding	299,181	2,737,695
	Saudi Industrial Investment Group	807,868	7,003,032
	Saudi Industrial Services Co.	364,483	2,705,723
	Saudi Investment Bank (The)	1,011,668	6,177,097
*	Saudi Kayan Petrochemical Co.	4,358,852	21,470,628
*	Saudi Marketing Co.	41,333	293,126
	Saudi National Bank	2,323,120	48,692,157
*	Saudi Printing & Packaging Co.	22,571	118,819
*	Saudi Re for Cooperative Reinsurance Co.	290,478	1,182,222
	Savola Group	382,582	3,616,791
*	Seera Group Holding	850,351	4,938,793
	Tabuk Cement Co.	353,379	1,669,011
	Umm Al-Qura Cement Co.	230,188	1,572,506
	United Wire Factories Co.	2,640	21,341
*	Walaa Cooperative Insurance Co.	152,249	665,975
*	Yamama Cement Co.	743,903	6,897,850
	Yanbu Cement Co.	308,179	3,452,312

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Zamil Industrial Investment Co.	252,566	$1,536,946

TOTAL SAUDI ARABIA			435,191,050

SOUTH AFRICA — (4.2%)
#	Absa Group Ltd.	3,114,038	33,642,711
	Adcock Ingram Holdings Ltd.	42,701	144,689
	Advtech Ltd.	99,684	112,424
	AECI Ltd.	942,993	6,084,283
	African Rainbow Minerals Ltd.	527,605	8,729,573
	Alexander Forbes Group Holdings Ltd.	5,695,141	1,685,971
	Altron Ltd., Class A	134,145	73,243
	Alviva Holdings Ltd.	641,511	813,005
	AngloGold Ashanti Ltd., Sponsored ADR	1,110,991	22,686,436
	Aspen Pharmacare Holdings Ltd.	1,158,680	12,397,764
	Astral Foods Ltd.	158,384	1,525,102
	Barloworld Ltd.	1,316,150	9,503,086
*	Blue Label Telecoms Ltd.	2,888,318	1,025,702
# *	Brait PLC	5,322,564	1,429,264
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	830,038
#	DataTec Ltd.	3,720,560	9,232,990
*	Discovery Ltd.	525,488	5,045,542
	DRDGOLD Ltd.	958,298	780,624
#	Exxaro Resources Ltd.	775,443	11,081,216
	Gold Fields Ltd., Sponsored ADR	2,391,459	32,117,294
	Grindrod Ltd.	1,273,685	551,061
	Grindrod Shipping Holdings Ltd.	67,963	1,722,435
	Harmony Gold Mining Co. Ltd.	1,224,659	4,992,675
	Harmony Gold Mining Co. Ltd., Sponsored ADR	204,875	837,939
	Hudaco Industries Ltd.	160,964	1,505,989
	Impala Platinum Holdings Ltd.	3,383,984	43,773,240
	Investec Ltd.	1,175,172	7,125,782
	KAP Industrial Holdings Ltd.	8,287,397	2,678,982
	Lewis Group Ltd.	831,398	2,529,141
	Life Healthcare Group Holdings Ltd.	3,443,456	4,674,729
	Long4Life Ltd.	1,383,403	530,444
	Merafe Resources Ltd.	7,715,465	838,671
	Metair Investments Ltd.	1,093,944	1,962,239
	Momentum Metropolitan Holdings	5,564,093	5,912,102
	Motus Holdings Ltd.	340,730	2,464,363
	Mpact Ltd.	1,853,981	3,800,094
	MTN Group Ltd.	6,469,932	68,620,063
*	Murray & Roberts Holdings Ltd.	4,920,201	3,449,537
	Naspers Ltd., Class N	30,696	3,095,874
	Nedbank Group Ltd.	1,505,982	21,030,091
	Netcare Ltd.	1,126,930	1,082,450
	Ninety One Ltd.	505,696	1,625,835
	Oceana Group Ltd.	130,350	456,521
	Old Mutual Ltd.	17,256,455	13,843,974
	Omnia Holdings Ltd.	1,059,557	5,589,413
Ω	Pepkor Holdings Ltd.	3,773,197	5,087,984
*	PPC Ltd.	7,339,050	1,785,482
*	PSG Group Ltd.	41,411	250,308
	Raubex Group Ltd.	1,332,908	3,549,333
	RCL Foods Ltd.	159,113	113,122
	Reunert Ltd.	1,050,607	2,930,451
	RFG Holdings Ltd.	23,326	17,660
#	Royal Bafokeng Platinum Ltd.	591,722	5,911,464
# *	Sappi Ltd.	2,944,690	10,781,022
*	Sasol Ltd.	1,665,381	40,796,692

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Sibanye Stillwater Ltd.	2,036,333	$7,045,002
#	Sibanye Stillwater Ltd., ADR	490,261	6,736,186
	Standard Bank Group Ltd.	4,458,510	47,249,087
*	Steinhoff International Holdings NV	936,670	154,445
	Super Group Ltd.	2,561,001	4,343,333
*	Telkom SA SOC Ltd.	1,522,948	4,589,616
	Tiger Brands Ltd.	119,226	1,171,712
# *	Tongaat Hulett Pvt Ltd.	388,283	73,623
*	Trencor Ltd.	1,135,741	347,397
*	Tsogo Sun Gaming Ltd.	1,388,832	981,500
	Wilson Bayly Holmes-Ovcon Ltd.	299,156	1,412,209

TOTAL SOUTH AFRICA			508,962,229

SOUTH KOREA — (12.7%)
*	Actoz Soft Co. Ltd.	3,702	34,082
	Aekyung Chemical Co. Ltd.	63,471	522,191
*	Agabang&Company	12,246	43,738
	Ahn-Gook Pharmaceutical Co. Ltd.	14,137	123,840
	AJ Networks Co. Ltd.	69,115	364,051
*	Ajin Industrial Co. Ltd.	191,527	461,206
	AK Holdings, Inc.	25,351	428,793
	Amorepacific Group	60,038	2,361,967
*	Aprogen pharmaceuticals, Inc.	807,824	516,843
*	Asia Business Daily Co. Ltd.	36,055	83,436
#	Asia Cement Co. Ltd.	83,810	1,003,801
	ASIA Holdings Co. Ltd.	5,076	635,299
	Asia Paper Manufacturing Co. Ltd.	27,225	958,407
	AUK Corp.	137,335	289,708
#	Aurora World Corp.	19,282	158,426
	Austem Co. Ltd.	139,331	260,281
	Autech Corp.	12,933	97,766
	Avaco Co. Ltd.	53,567	455,364
*	Barunson Entertainment & Arts Corp.	76,043	82,581
	Bcworld Pharm Co. Ltd.	7,068	67,572
	BGF Co. Ltd.	184,574	829,258
	Binggrae Co. Ltd.	15,376	670,312
*	BioSmart Co. Ltd.	54,215	207,008
	Bixolon Co. Ltd.	27,536	156,574
	Bluecom Co. Ltd.	59,503	496,582
	BNK Financial Group, Inc.	1,040,137	6,450,961
	Bookook Securities Co. Ltd.	20,358	394,166
	BYC Co. Ltd.	752	271,749
#	Byucksan Corp.	249,204	766,493
*	Capro Corp.	139,345	504,657
*	Charm Engineering Co. Ltd.	75,503	75,716
	Chinyang Holdings Corp.	83,349	246,433
	Chongkundang Holdings Corp.	8,866	486,820
	Chosun Refractories Co. Ltd.	8,873	571,287
	CJ CheilJedang Corp.	47,419	14,911,886
	CJ Corp.	86,194	5,888,894
	CJ ENM Co. Ltd.	25,277	2,538,804
*	CJ Logistics Corp.	17,837	1,727,202
	CKD Bio Corp.	2,543	71,343
*	Cloud Air Co. Ltd.	53,283	57,732
*	CODI-M Co. Ltd.	970,980	146,208
	Com2uSCorp.	3,249	241,415
*	Comtec Systems Co. Ltd.	330,288	257,401
	Cosmax BTI, Inc.	16,614	185,553
# *	Cosmecca Korea Co. Ltd.	11,799	143,756

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Coweaver Co. Ltd.	16,593	$118,285
	Crown Confectionery Co. Ltd.	11,579	107,241
	CROWNHAITAI Holdings Co. Ltd.	35,198	287,885
	Cuckoo Holdings Co. Ltd.	2,859	42,253
	Cuckoo Homesys Co. Ltd.	2,467	68,516
	Cymechs, Inc.	3,124	46,113
	Dae Han Flour Mills Co. Ltd.	5,781	814,892
	Dae Hyun Co. Ltd.	170,764	378,190
	Dae Won Kang Up Co. Ltd.	215,821	592,532
*	Dae Yu Co. Ltd.	22,377	106,170
	Daebongls Co. Ltd.	4,061	33,440
#	Daechang Co. Ltd.	318,178	529,665
	Daechang Forging Co. Ltd.	23,600	90,750
#	Daedong Corp.	106,769	1,239,864
	Daehan Steel Co. Ltd.	73,279	1,276,764
	Daejung Chemicals & Metals Co. Ltd.	6,060	99,176
	Daekyo Co. Ltd.	71,052	227,275
	Daelim B&Co Co. Ltd.	7,997	50,012
	Daesang Corp.	131,636	2,631,705
	Daesang Holdings Co. Ltd.	69,236	577,851
	Daewon San Up Co. Ltd.	61,406	311,095
*	Daewoo Engineering & Construction Co. Ltd.	1,087,536	5,765,171
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	319,791	6,592,803
*	Dahaam E-Tec Co. Ltd.	3,535	266,532
	Daihan Pharmaceutical Co. Ltd.	13,709	316,266
	Daishin Securities Co. Ltd.	169,070	2,354,113
	Daou Data Corp.	88,252	977,884
	Daou Technology, Inc.	142,841	2,334,449
	DB Financial Investment Co. Ltd.	179,115	920,224
	DB Insurance Co. Ltd.	273,391	14,600,846
*	DB, Inc.	197,479	153,287
	Deutsch Motors, Inc.	67,324	596,046
*	Development Advance Solution Co. Ltd.	63,090	240,994
	Device ENG Co. Ltd.	1,411	25,769
	DGB Financial Group, Inc.	1,041,037	7,338,104
	DHP Korea Co. Ltd.	21,387	122,810
	DI Dong Il Corp.	56,369	1,070,876
	Display Tech Co. Ltd.	34,003	211,377
	DL Construction Co. Ltd.	6,643	142,025
#	DL E&C Co. Ltd.	238,320	11,208,721
	DL Holdings Co. Ltd.	79,433	3,871,344
	DMS Co. Ltd.	58,689	291,361
	Dohwa Engineering Co. Ltd.	4,051	27,973
	Dong A Eltek Co. Ltd.	36,986	273,288
	Dong-A Socio Holdings Co. Ltd.	5,046	452,881
	Dong-A ST Co. Ltd.	9,293	514,999
	Dong-Ah Geological Engineering Co. Ltd.	21,549	344,648
*	Dongbang Transport Logistics Co. Ltd.	22,082	59,062
	Dongbu Corp.	36,803	387,918
	Dongil Industries Co. Ltd.	5,430	758,971
	Dongkuk Industries Co. Ltd.	200,221	562,899
	Dongkuk Steel Mill Co. Ltd.	382,354	5,591,148
	Dongkuk Structures & Construction Co. Ltd.	105,011	472,974
	Dongsung Chemical Co. Ltd.	159,407	615,012
	Dongwha Pharm Co. Ltd.	48,073	482,861
	Dongwon Development Co. Ltd.	229,359	938,950
	Dongwon F&B Co. Ltd.	2,928	412,321
#	Dongwon Industries Co. Ltd.	7,116	1,402,332
*	Dongwoo Farm To Table Co. Ltd.	14,971	41,734

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongyang E&P, Inc.	28,974	$392,463
	Doosan Bobcat, Inc.	233,044	7,572,336
#	Doosan Co. Ltd.	38,417	2,693,350
	DoubleUGames Co. Ltd.	24,305	949,801
	DRB Holding Co. Ltd.	32,057	137,907
	DTR Automotive Corp.	23,122	1,421,933
	DY Corp.	99,543	687,651
	DY POWER Corp.	23,114	268,101
	Eagon Industrial Ltd.	37,684	388,729
#	Easy Holdings Co. Ltd.	265,832	1,079,426
*	EcoBio Holdings Co. Ltd.	3,536	20,727
	e-LITECOM Co. Ltd.	12,362	68,433
	E-MART, Inc.	71,124	7,359,793
	ENF Technology Co. Ltd.	7,327	201,922
	Estechpharma Co. Ltd.	22,481	171,677
#	Eugene Corp.	285,673	1,165,253
	Eugene Investment & Securities Co. Ltd.	375,364	970,052
	Eusu Holdings Co. Ltd.	64,565	311,686
*	E-World	7,513	16,093
	Exicon Co. Ltd.	4,859	48,720
	Farmsco	43,103	248,538
	Fila Holdings Corp.	148,106	3,784,253
	Fursys, Inc.	20,360	589,735
	Gaon Cable Co. Ltd.	14,586	302,952
	Gemvaxlink Co. Ltd.	117,017	151,828
	Geumhwa PSC Co. Ltd.	976	24,849
	GMB Korea Corp.	48,932	222,764
# *	GNCO Co. Ltd.	157,201	98,396
	Golfzon Newdin Holdings Co. Ltd.	125,101	865,530
	Green Cross Holdings Corp.	22,346	388,484
	GS Engineering & Construction Corp.	295,620	9,734,679
*	GS Global Corp.	240,697	876,802
	GS Holdings Corp.	259,979	8,980,610
	GS Retail Co. Ltd.	56,615	1,281,543
	Gwangju Shinsegae Co. Ltd.	19,015	555,326
	Haitai Confectionery & Foods Co. Ltd.	12,558	87,206
	Halla Corp.	124,417	538,065
	Halla Holdings Corp.	41,387	1,372,071
	Hana Financial Group, Inc.	1,199,113	44,519,107
	HanChang Paper Co. Ltd.	21,637	37,472
	Handok, Inc.	18,114	314,952
	Handsome Co. Ltd.	86,395	2,409,178
	Hanil Holdings Co. Ltd.	81,808	868,573
	Hanjin Transportation Co. Ltd.	51,217	1,332,419
	Hankook Tire & Technology Co. Ltd.	361,362	9,918,217
	HanmiGlobal Co. Ltd.	3,947	41,808
	Hanshin Construction Co. Ltd.	46,887	653,876
	Hansol Holdings Co. Ltd.	188,105	528,330
	Hansol HomeDeco Co. Ltd.	394,971	556,362
	Hansol Paper Co. Ltd.	98,797	1,141,647
*	Hansol Technics Co. Ltd.	152,097	824,714
	Hanwha Aerospace Co. Ltd.	157,467	6,589,687
	Hanwha Corp.	199,012	4,701,715
*	Hanwha General Insurance Co. Ltd.	306,644	1,145,424
	Hanwha Investment & Securities Co. Ltd.	614,846	2,306,280
# *	Hanwha Life Insurance Co. Ltd.	1,698,564	3,936,004
# *	Hanwha Solutions Corp.	487,471	12,252,065
	Hanyang Eng Co. Ltd.	57,968	721,350
	Hanyang Securities Co. Ltd.	48,595	527,083

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Harim Co. Ltd.	120,041	$361,492
	Harim Holdings Co. Ltd.	217,823	1,875,820
	HD Hyundai Co. Ltd.	164,915	7,572,992
	HDC Holdings Co. Ltd.	12,896	73,438
	HDC Hyundai Development Co. Engineering & Construction, Class E	67,064	792,046
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	268,506
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	255,531
	High Tech Pharm Co. Ltd.	8,554	82,812
	HIMS Co. Ltd.	308	2,201
	Hitejinro Holdings Co. Ltd.	41,023	458,350
	HMM Co. Ltd.	329,708	7,308,209
	HS Industries Co. Ltd.	21,523	101,754
*	Humax Co. Ltd.	70,055	250,163
*	Huneed Technologies	54,858	391,908
	Huons Global Co. Ltd.	18,491	413,103
#	Huvis Corp.	95,448	585,485
	Huvitz Co. Ltd.	10,898	92,690
	Hwa Shin Co. Ltd.	120,769	802,635
	Hwacheon Machine Tool Co. Ltd.	6,607	185,665
	Hwangkum Steel & Technology Co. Ltd.	54,167	422,784
	Hwaseung Corp. Co. Ltd.	147,102	202,818
	Hwaseung R&A Co. Ltd.	7,944	29,148
	HwaSung Industrial Co. Ltd.	51,572	907,817
	Hy-Lok Corp.	45,195	665,534
	Hyosung Corp.	34,661	2,269,826
#	Hyosung TNC Corp.	3,140	1,014,587
	Hyundai BNG Steel Co. Ltd.	54,999	778,540
	Hyundai Construction Equipment Co. Ltd.	79,410	2,316,960
	Hyundai Corp.	45,004	661,227
	Hyundai Corp. Holdings, Inc.	31,933	326,133
	Hyundai Department Store Co. Ltd.	81,362	4,842,414
*	Hyundai Doosan Infracore Co. Ltd.	977,077	5,054,181
*	Hyundai Electric & Energy System Co. Ltd.	30,010	512,838
*	Hyundai Energy Solutions Co. Ltd.	141	2,459
	Hyundai Engineering & Construction Co. Ltd.	269,031	9,359,017
	Hyundai Futurenet Co. Ltd.	253,369	675,735
	Hyundai Glovis Co. Ltd.	32,382	5,305,435
#	Hyundai Greenfood Co. Ltd.	278,992	2,012,476
	Hyundai Home Shopping Network Corp.	36,541	1,742,130
	Hyundai Livart Furniture Co. Ltd.	68,316	792,023
#	Hyundai Marine & Fire Insurance Co. Ltd.	324,982	8,375,935
*	Hyundai Mipo Dockyard Co. Ltd.	41,137	2,700,411
	Hyundai Mobis Co. Ltd.	210,611	34,263,694
	Hyundai Motor Co.	370,785	53,796,343
#	Hyundai Motor Securities Co. Ltd.	115,174	998,805
	Hyundai Steel Co.	330,237	11,222,052
	Hyundai Wia Corp.	58,341	2,978,582
	ICD Co. Ltd.	19,844	172,517
	IDIS Holdings Co. Ltd.	25,924	251,437
	Iljin Electric Co. Ltd.	95,282	422,583
	Iljin Holdings Co. Ltd.	91,947	401,574
#	Ilshin Spinning Co. Ltd.	8,448	821,054
	Ilsung Pharmaceuticals Co. Ltd.	5,843	394,661
	iMarketKorea, Inc.	88,543	750,204
	Industrial Bank of Korea	1,176,137	10,435,725
	INITECH Co. Ltd.	31,597	112,742
*	INNO Instrument, Inc.	52,863	79,516
	Innocean Worldwide, Inc.	16,272	627,282
	INTOPS Co. Ltd.	68,533	2,026,063

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Inzi Controls Co. Ltd.	4,320	$37,278
	INZI Display Co. Ltd.	114,878	228,380
#	IS Dongseo Co. Ltd.	61,006	2,567,420
*	Jahwa Electronics Co. Ltd.	2,023	55,184
	JB Financial Group Co. Ltd.	669,861	4,738,182
	JC Hyun System, Inc.	42,385	234,404
# *	JNTC Co. Ltd.	45,564	229,152
	Kangnam Jevisco Co. Ltd.	19,813	401,863
#	KB Financial Group, Inc., ADR	2,179,881	100,100,135
	KC Co. Ltd.	40,765	713,090
	KC Green Holdings Co. Ltd.	76,623	257,994
	KC Tech Co. Ltd.	17,471	286,758
#	KCC Corp.	16,696	4,451,327
	KCC Engineering & Construction Co. Ltd.	46,480	348,435
	KCC Glass Corp.	81,947	3,992,878
	KCTC	7,171	35,472
*	KEC Holdings Co. Ltd.	22,537	31,769
	KG Chemical Corp.	3,173	105,578
	Kginicis Co. Ltd.	27,461	374,798
	KGMobilians Co. Ltd.	28,155	192,480
*	KH Electron Co. Ltd.	179,620	89,039
	Kia Corp.	939,529	61,623,939
	KISCO Corp.	95,674	682,678
	KISCO Holdings Co. Ltd.	48,131	697,309
	KISWIRE Ltd.	61,260	1,348,577
	KIWOOM Securities Co. Ltd.	89,433	6,674,330
*	KleanNara Co. Ltd.	53,229	199,862
*	KMH Hitech Co. Ltd.	81,334	106,308
	Kolmar Korea Co. Ltd.	7,374	272,730
	Kolmar Korea Holdings Co. Ltd.	29,261	522,057
	Kolon Corp.	38,037	832,988
	Kolon Global Corp.	30,280	502,303
	Kolon Industries, Inc.	101,546	4,946,015
	Komelon Corp.	29,152	275,151
	Kook Soon Dang Brewery Co. Ltd.	18,539	158,800
	Kopla Co. Ltd.	9,387	51,674
#	Korea Alcohol Industrial Co. Ltd.	78,635	756,919
	Korea Arlico Pharm Co. Ltd.	15,689	92,040
	Korea Asset In Trust Co. Ltd.	256,587	794,384
	Korea Electric Terminal Co. Ltd.	34,640	1,909,238
	Korea Export Packaging Industrial Co. Ltd.	1,813	37,859
	Korea Flange Co. Ltd.	151,751	379,863
	Korea Industrial Co. Ltd.	40,619	233,559
	Korea Investment Holdings Co. Ltd.	230,769	12,794,066
*	Korea Line Corp.	871,544	1,833,512
#	Korea Petrochemical Ind Co. Ltd.	19,867	2,354,393
	Korea Real Estate Investment & Trust Co. Ltd.	856,608	1,489,711
# *	Korea Shipbuilding & Offshore Engineering Co. Ltd.	133,872	9,630,212
	Korea Zinc Co. Ltd.	6,936	3,166,546
	Korean Drug Co. Ltd.	15,186	107,866
	Korean Reinsurance Co.	491,832	3,763,160
*	Kortek Corp.	54,034	489,820
	KPX Chemical Co. Ltd.	12,798	553,382
	KSS LINE Ltd.	82,545	782,728
	KT Skylife Co. Ltd.	142,233	1,033,103
	KT Submarine Co. Ltd.	3,651	17,614
	KT&G Corp.	340,445	22,356,629
#	KTB Investment & Securities Co. Ltd.	273,117	1,009,087
	KTCS Corp.	168,949	325,973

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ktis Corp.	166,666	$338,824
	Kukdo Chemical Co. Ltd.	16,308	705,970
	Kukdong Oil & Chemicals Co. Ltd.	26,930	100,514
	Kumho Petrochemical Co. Ltd.	40,351	4,879,049
# *	Kumho Tire Co., Inc.	476,127	1,617,088
	KUMHOE&C Co. Ltd.	7,074	57,674
	Kumkang Kind Co. Ltd.	96,105	764,272
	Kwang Dong Pharmaceutical Co. Ltd.	70,392	405,064
#	Kyeryong Construction Industrial Co. Ltd.	42,646	1,236,699
	Kyobo Securities Co. Ltd.	108,288	669,015
#	Kyungbang Co. Ltd.	61,163	768,188
	Kyungdong Pharm Co. Ltd.	33,713	273,152
	Kyung-In Synthetic Corp.	6,399	35,440
	LEADCORP, Inc. (The)	85,015	615,079
	Lee Ku Industrial Co. Ltd.	20,154	72,968
	LF Corp.	106,031	1,638,979
	LG Corp.	316,955	18,303,637
#	LG Display Co. Ltd., ADR	2,910,222	18,712,727
#	LG Electronics, Inc.	565,137	51,182,798
	LG HelloVision Co. Ltd.	143,379	724,923
	LG Uplus Corp.	1,231,765	13,607,545
	LMS Co. Ltd.	28,495	201,022
	LOT Vacuum Co. Ltd.	7,972	92,398
	Lotte Chemical Corp.	62,647	9,669,033
	Lotte Chilsung Beverage Co. Ltd.	20,650	2,959,634
	Lotte Confectionery Co. Ltd.	538	53,049
	Lotte Corp.	93,211	2,514,668
*	Lotte Data Communication Co.	8,187	234,711
#	LOTTE Fine Chemical Co. Ltd.	86,140	5,530,138
#	Lotte Food Co. Ltd.	1,976	539,345
	LOTTE Himart Co. Ltd.	59,328	1,103,242
# *	Lotte Non-Life Insurance Co. Ltd.	425,555	670,681
	Lotte Shopping Co. Ltd.	44,648	3,307,348
	LS Corp.	91,063	4,134,944
	LS Electric Co. Ltd.	6,851	257,307
*	Lumens Co. Ltd.	219,771	240,305
*	LVMC Holdings	274,553	748,454
	LX Hausys Ltd.	40,046	1,848,908
*	LX Holdings Corp.	153,703	1,208,019
	LX International Corp.	162,132	4,943,815
	Macrogen, Inc.	1,281	27,903
#	Maeil Dairies Co. Ltd.	6,841	375,956
	Maeil Holdings Co. Ltd.	11,288	98,047
#	Mando Corp.	75,340	3,196,236
	MegaStudy Co. Ltd.	43,791	420,968
	Meritz Financial Group, Inc.	92,294	2,764,699
	Meritz Securities Co. Ltd.	1,660,045	8,581,947
	Mi Chang Oil Industrial Co. Ltd.	4,014	261,523
	Mirae Asset Life Insurance Co. Ltd.	388,009	1,223,016
	Mirae Asset Securities Co. Ltd.	1,759,061	11,127,242
	MK Electron Co. Ltd.	88,121	1,048,359
	MNTech Co. Ltd.	121,454	738,381
*	Mobase Co. Ltd.	21,024	60,141
*	Mobase Electronics Co. Ltd.	16,407	23,692
	Moonbae Steel Co. Ltd.	8,945	37,897
	Moorim P&P Co. Ltd.	125,039	499,550
	Moorim Paper Co. Ltd.	140,508	404,190
#	Motonic Corp.	51,452	370,202
	Muhak Co. Ltd.	71,854	533,404

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Nam Hwa Construction Co. Ltd.	23,163	$168,116
	Namyang Dairy Products Co. Ltd.	2,206	710,694
	Neowiz Holdings Corp.	19,890	592,947
	Nexen Corp.	134,544	480,879
#	Nexen Tire Corp.	208,239	1,127,043
	NH Investment & Securities Co. Ltd.	653,039	5,573,489
*	NHN Corp.	111,106	3,066,808
	NI Steel Co. Ltd.	8,824	41,231
	NICE Holdings Co. Ltd.	15,181	205,677
	Nice Information & Telecommunication, Inc.	8,695	206,841
	NICE Total Cash Management Co. Ltd.	7,446	37,511
*	NK Co. Ltd.	25,998	24,331
	Nong Shim Holdings Co. Ltd.	11,334	674,910
	Nong Woo Bio Co. Ltd.	21,556	218,944
#	NongShim Co. Ltd.	16,077	3,842,033
	NOROO Paint & Coatings Co. Ltd.	66,016	574,113
	NPC	116,690	1,047,886
#	OCI Co. Ltd.	72,519	5,990,705
	Okong Corp.	4,362	14,961
	Opto Device Technology Co. Ltd.	44,813	256,527
	Orion Holdings Corp.	139,106	1,624,021
*	Osung Advanced Materials Co. Ltd.	178,760	305,998
	Ottogi Corp.	2,062	764,766
#	Paik Kwang Industrial Co. Ltd.	169,275	732,085
	Pan Ocean Co. Ltd.	1,250,644	6,537,643
	Pang Rim Co. Ltd.	14,177	44,040
*	Pan-Pacific Co. Ltd.	113,324	234,485
*	Paradise Co. Ltd.	10,185	132,671
#	PHA Co. Ltd.	51,383	368,641
	PJ Electronics Co. Ltd.	10,236	62,820
#	Poongsan Corp.	111,735	2,814,304
#	Poongsan Holdings Corp.	28,395	677,516
	POSCO Holdings, Inc., Sponsored ADR	903,713	51,249,564
#	POSCO Holdings, Inc.	68,120	15,553,621
#	Posco International Corp.	275,976	5,359,498
*	Power Logics Co. Ltd.	92,739	557,329
*	PowerNet Technologies Corp.	9,233	35,856
	Protec Co. Ltd.	2,987	69,681
	Pulmuone Co. Ltd.	14,818	196,481
	Rayence Co. Ltd.	15,304	147,441
*	RFTech Co. Ltd.	49,408	244,921
	Sajo Industries Co. Ltd.	12,815	566,645
	Sajodaerim Corp.	9,471	242,941
*	Sajodongaone Co. Ltd.	78,576	129,273
	Sam Young Electronics Co. Ltd.	67,266	570,307
	Sambo Corrugated Board Co. Ltd.	31,268	336,753
	Sambo Motors Co. Ltd.	63,534	263,460
#	Samho Development Co. Ltd.	108,856	443,781
	SAMHWA Paints Industrial Co. Ltd.	68,665	518,543
	Samick Musical Instruments Co. Ltd.	311,281	426,555
	Samji Electronics Co. Ltd.	13,939	131,578
	Samjin LND Co. Ltd.	82,899	188,395
	Samjin Pharmaceutical Co. Ltd.	16,275	325,216
	Sammok S-Form Co. Ltd.	28,515	593,048
#	SAMPYO Cement Co. Ltd.	206,101	859,064
	Samsung C&T Corp.	270,688	24,490,306
	Samsung Card Co. Ltd.	110,883	2,937,117
	Samsung Electronics Co. Ltd.	2,650,847	141,273,034
	Samsung Fire & Marine Insurance Co. Ltd.	120,085	19,905,055

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Samsung Heavy Industries Co. Ltd.	2,048,835	$9,779,718
	Samsung Life Insurance Co. Ltd.	235,714	12,117,490
	Samsung SDS Co. Ltd.	18,997	2,213,829
	Samsung Securities Co. Ltd.	310,841	9,708,142
	SAMT Co. Ltd.	10,357	35,469
	Samyang Corp.	20,184	875,591
	Samyang Holdings Corp.	21,647	1,479,955
	Samyang Packaging Corp.	1,251	22,757
	Samyang Tongsang Co. Ltd.	7,531	344,222
	Sangsangin Co. Ltd.	73,576	660,538
	SAVEZONE I&C Corp.	83,806	240,856
	Seah Besteel Corp.	93,336	1,338,617
	SeAH Holdings Corp.	4,354	416,381
	SeAH Steel Corp.	6,967	892,205
	SeAH Steel Holdings Corp.	8,469	960,389
	Sebang Co. Ltd.	60,229	583,426
#	Sebang Global Battery Co. Ltd.	34,642	2,065,995
	Sejong Industrial Co. Ltd.	99,330	558,943
	Sejong Telecom, Inc.	313,971	129,988
*	Sekonix Co. Ltd.	24,809	205,415
#	Sempio Co.	1,814	101,970
	Sempio Foods Co.	327	12,490
*	S-Energy Co. Ltd.	71,432	215,790
	Seohan Co. Ltd.	493,982	676,481
#	Seoul Semiconductor Co. Ltd.	140,059	1,490,340
	Seowon Co. Ltd.	103,160	168,109
	SEOWONINTECH Co. Ltd.	6,241	32,153
	Seoyon Co. Ltd.	80,525	511,737
	Seoyon E-Hwa Co. Ltd.	81,828	442,325
*	Sewon E&C Co. Ltd.	386,748	301,304
††^	Sewon Precision Industry Co. Ltd.	1,457	1,760
	SGC e Tec E&C Co. Ltd.	9,145	408,626
#	Shindaeyang Paper Co. Ltd.	10,487	779,099
	Shinhan Financial Group Co. Ltd.	947,124	31,467,814
# *	Shinhan Financial Group Co. Ltd., ADR	1,014,330	33,178,734
	Shinsegae Engineering & Construction Co. Ltd.	14,942	408,481
	Shinsegae Food Co. Ltd.	2,444	140,574
	Shinsegae Information & Communication Co. Ltd.	6,640	85,532
	Shinsegae, Inc.	34,791	6,779,189
*	Shinwha Intertek Corp.	41,832	101,424
	Shinyoung Securities Co. Ltd.	25,871	1,184,504
*	Signetics Corp.	18,467	36,604
	Silla Co. Ltd.	36,116	384,083
#	SIMPAC, Inc.	120,658	849,193
	Sindoh Co. Ltd.	26,365	687,156
	Sinil Pharm Co. Ltd.	27,257	215,542
	SK Chemicals Co. Ltd.	10,809	1,078,089
	SK D&D Co. Ltd.	845	19,117
#	SK Discovery Co. Ltd.	63,006	2,064,026
	SK Gas Ltd.	3,036	286,835
	SK Hynix, Inc.	906,319	79,419,008
*	SK Innovation Co. Ltd.	131,384	20,910,559
#	SK Networks Co. Ltd.	751,085	2,867,208
*	SK Rent A Car Co. Ltd.	16,176	143,505
	SK Securities Co. Ltd.	2,112,180	1,437,476
	SK, Inc.	69,197	14,527,367
#	SL Corp.	91,074	1,914,393
*	S-MAC Co. Ltd.	143,466	386,649
	SNT Dynamics Co. Ltd.	49,889	348,013

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Holdings Co. Ltd.	36,374	$502,044
#	SNT Motiv Co. Ltd.	52,637	1,981,411
*	SNU Precision Co. Ltd.	34,211	97,218
	S-Oil Corp.	47,783	3,909,501
*	Solborn, Inc.	40,004	159,429
	Songwon Industrial Co. Ltd.	41,113	873,354
#	Soulbrain Holdings Co. Ltd.	14,138	314,846
	Spigen Korea Co. Ltd.	6,891	243,073
# *†† ^	Ssangyong Motor Co.	336,500	139,148
	Suheung Co. Ltd.	11,381	350,332
#	Sun Kwang Co. Ltd.	22,432	1,301,716
#	Sung Kwang Bend Co. Ltd.	106,064	810,640
*	Sungchang Enterprise Holdings Ltd.	264,331	606,941
	Sungdo Engineering & Construction Co. Ltd.	52,687	242,429
#	Sungshin Cement Co. Ltd.	106,361	1,099,751
	Sungwoo Hitech Co. Ltd.	306,796	1,187,488
	Sunjin Co. Ltd.	49,238	517,441
*	Suprema HQ, Inc.	8,097	49,008
*	Suprema, Inc.	11,129	214,008
	SurplusGLOBAL, Inc.	12,531	47,860
	Tae Kyung Industrial Co. Ltd.	64,197	375,286
#	Taekwang Industrial Co. Ltd.	1,637	1,316,541
	Taekyung BK Co. Ltd.	11,583	46,146
* ^	Taewoong Co. Ltd.	82,505	824,393
	Taeyoung Engineering & Construction Co. Ltd.	125,689	984,001
*	Theragen Etex Co. Ltd.	62,682	254,971
*	Thinkware Systems Corp.	35,459	504,320
	TK Corp.	88,940	755,465
#	TKG Huchems Co. Ltd.	76,301	1,340,667
	Tongyang Life Insurance Co. Ltd.	252,725	1,345,246
	Tongyang, Inc.	315,577	390,441
*	Top Engineering Co. Ltd.	67,035	373,954
# *	Toptec Co. Ltd.	75,745	508,746
	Tovis Co. Ltd.	73,482	533,559
	TS Corp.	227,356	740,040
*	TY Holdings Co. Ltd.	139,942	2,802,739
	Uju Electronics Co. Ltd.	15,879	336,481
	Unid Co. Ltd.	30,125	3,006,937
	Uniquest Corp.	32,538	307,872
	Unitrontech Co. Ltd.	19,310	89,174
	Viatron Technologies, Inc.	18,763	162,439
	Visang Education, Inc.	45,065	274,270
	Vitzro Tech Co. Ltd.	3,217	24,225
*	Vivien Corp.	40,760	84,074
	Welcron Co. Ltd.	10,868	34,000
	Whanin Pharmaceutical Co. Ltd.	29,245	420,858
*	WillBes & Co.	332,697	343,106
	WiSoL Co. Ltd.	71,622	634,062
*	WONIK CUBE Corp.	25,551	66,928
# *	Wonik Holdings Co. Ltd.	245,189	947,780
	Wonik Materials Co. Ltd.	12,961	380,298
	Woongjin Thinkbig Co. Ltd.	66,784	155,376
	Woori Financial Group, Inc.	1,958,138	22,685,852
	Woorison F&G Co. Ltd.	126,099	267,392
	WooSung Co. Ltd.	11,223	294,665
*	Woowon Development Co. Ltd.	11,038	51,064
	Y G-1 Co. Ltd.	95,992	687,532
	YAS Co. Ltd.	5,678	59,409
*	Y-entec Co. Ltd.	43,424	443,568

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Yoosung Enterprise Co. Ltd.	98,733	$241,145
	Young Poong Corp.	2,268	1,224,629
	Young Poong Precision Corp.	53,659	432,561
	Youngone Corp.	123,827	4,666,937
	Youngone Holdings Co. Ltd.	26,091	1,061,380
	Yuanta Securities Korea Co. Ltd.	525,641	1,479,555
	YuHwa Securities Co. Ltd.	130,435	271,106
	Yuyu Pharma, Inc.	30,382	177,520
	Zeus Co. Ltd.	42,750	934,284

TOTAL SOUTH KOREA			1,554,066,114

TAIWAN — (17.2%)
	Abico Avy Co. Ltd.	741,364	557,292
#	Ability Enterprise Co. Ltd.	1,242,330	958,852
#	AcBel Polytech, Inc.	603,000	580,718
#	Acer, Inc.	14,764,109	13,697,495
#	ACES Electronic Co. Ltd.	580,778	804,743
*	Acon Holding, Inc.	1,224,000	489,282
	Acter Group Corp. Ltd.	19,000	127,744
	Advanced International Multitech Co. Ltd.	522,000	1,493,033
# *	Advanced Optoelectronic Technology, Inc.	543,000	364,881
#	AEON Motor Co. Ltd.	67,000	118,722
	Aerospace Industrial Development Corp.	101,000	112,863
# *	AGV Products Corp.	2,419,211	951,625
	Airmate Cayman International Co. Ltd.	50,557	34,645
#	Allis Electric Co. Ltd.	944,559	864,175
	Alltek Technology Corp.	83,000	106,008
#	Alpha Networks, Inc.	1,907,086	1,840,973
#	Altek Corp.	1,483,365	1,834,243
*	Ambassador Hotel	1,468,000	1,563,108
	Ampire Co. Ltd.	17,000	14,566
	AMPOC Far-East Co. Ltd.	585,000	804,222
	AmTRAN Technology Co. Ltd.	4,271,725	2,077,070
#	Apacer Technology, Inc.	543,210	755,245
#	APCB, Inc.	740,000	484,250
	Apex Biotechnology Corp.	59,000	54,061
	Apex International Co. Ltd.	709,263	2,253,419
#	Apex Medical Corp.	134,000	157,045
	Apex Science & Engineering	92,536	31,628
	Arcadyan Technology Corp.	105,000	447,991
	Ardentec Corp.	2,437,058	3,541,644
	Argosy Research, Inc.	22,000	68,905
	ASE Technology Holding Co. Ltd.	11,721,000	37,394,232
	Asia Cement Corp.	10,651,589	17,309,146
	Asia Electronic Material Co. Ltd.	144,000	102,041
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,315,467
*	Asia Plastic Recycling Holding Ltd.	1,211,942	265,829
#	Asia Polymer Corp.	2,230,530	2,732,357
	Asia Tech Image, Inc.	62,000	119,708
#	Asia Vital Components Co. Ltd.	1,524,984	5,273,134
#	Asustek Computer, Inc.	3,664,000	44,071,750
	Aten International Co. Ltd.	7,000	19,144
	AU Optronics Corp., Sponsored ADR	3,887,815	22,121,667
#	AU Optronics Corp.	3,498,812	1,998,481
	Audix Corp.	399,332	696,841
#	Aver Information, Inc.	129,000	236,745
#	Avermedia Technologies	109,600	107,364
	Avita Corp.	15,000	23,116
*	Azurewave Technologies, Inc.	15,000	9,958

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Bank of Kaohsiung Co. Ltd.	3,027,383	$1,446,314
	Basso Industry Corp.	214,000	303,106
	BenQ Materials Corp.	69,000	73,613
#	BES Engineering Corp.	7,377,443	2,373,508
#	Bin Chuan Enterprise Co. Ltd.	239,000	209,539
#	Biostar Microtech International Corp.	951,055	593,983
	Bizlink Holding, Inc.	11,000	110,078
#	Brave C&H Supply Co. Ltd.	77,000	185,015
#	Bright Led Electronics Corp.	539,000	334,709
	Browave Corp.	157,000	239,968
	C Sun Manufacturing Ltd.	18,000	26,807
*	Cameo Communications, Inc.	1,053,712	334,444
	Capital Securities Corp.	10,448,158	5,512,943
#	Career Technology MFG. Co. Ltd.	1,459,085	1,022,833
#	Carnival Industrial Corp.	806,007	324,137
	Castles Technology Co. Ltd.	21,000	25,360
	Catcher Technology Co. Ltd.	2,771,000	13,559,312
#	Cathay Chemical Works	331,000	261,997
	Cathay Financial Holding Co. Ltd.	37,255,459	78,331,907
	Cathay Real Estate Development Co. Ltd.	3,381,694	2,106,154
	Cayman Engley Industrial Co. Ltd.	104,000	242,689
#	Celxpert Energy Corp.	419,000	520,170
#	Central Reinsurance Co. Ltd.	772,366	783,010
# *	Chain Chon Industrial Co. Ltd.	673,419	443,812
#	ChainQui Construction Development Co. Ltd.	571,393	311,272
# *	Champion Building Materials Co. Ltd.	1,403,828	553,715
	Chang Hwa Commercial Bank Ltd.	17,694,652	11,062,268
#	Channel Well Technology Co. Ltd.	545,000	655,380
	Charoen Pokphand Enterprise	96,000	263,531
	CHC Healthcare Group	656,000	1,010,311
	CHC Resources Corp.	17,000	27,228
	Chen Full International Co. Ltd.	281,000	390,870
	Chenbro Micom Co. Ltd.	17,000	38,438
#	Cheng Loong Corp.	4,361,659	4,919,283
# *	Cheng Mei Materials Technology Corp.	2,484,000	994,568
	Cheng Shin Rubber Industry Co. Ltd.	5,637,000	6,352,810
	Cheng Uei Precision Industry Co. Ltd.	2,331,635	2,675,100
#	Chenming Electronic Technology Corp.	455,000	206,379
	Chia Chang Co. Ltd.	644,000	982,178
#	Chia Hsin Cement Corp.	2,546,191	1,706,617
	Chian Hsing Forging Industrial Co. Ltd.	41,000	52,603
	Chicony Electronics Co. Ltd.	170,000	472,875
#	Chien Kuo Construction Co. Ltd.	857,797	398,837
	Chien Shing Harbour Service Co. Ltd.	24,496	39,181
*	China Airlines Ltd.	13,057,353	11,992,088
	China Bills Finance Corp.	3,514,000	2,106,734
	China Chemical & Pharmaceutical Co. Ltd.	1,351,264	1,110,442
	China Container Terminal Corp.	82,000	101,903
#	China Development Financial Holding Corp.	55,841,205	33,674,600
#	China Electric Manufacturing Corp.	1,100,432	669,890
#	China General Plastics Corp.	1,432,585	1,602,659
	China Glaze Co. Ltd.	602,799	259,561
#	China Man-Made Fiber Corp.	7,264,014	2,100,062
	China Metal Products	1,709,969	1,903,593
#	China Motor Corp.	1,289,099	2,556,241
# *	China Petrochemical Development Corp.	20,134,068	7,969,973
	China Steel Corp.	58,452,320	70,807,344
#	China Wire & Cable Co. Ltd.	463,600	428,838
#	Chinese Maritime Transport Ltd.	564,270	987,457

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co. Ltd.	41,000	$24,750
#	Chin-Poon Industrial Co. Ltd.	2,207,815	2,224,456
	Chipbond Technology Corp.	1,912,000	4,299,207
	ChipMOS Technologies, Inc.	3,037,085	4,724,189
	ChipMOS Technologies, Inc., ADR	27,434	855,110
#	Chong Hong Construction Co. Ltd.	47,000	116,570
#	Chun YU Works & Co. Ltd.	795,000	804,121
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,665,955
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,966,250	3,601,405
#	Chung Hung Steel Corp.	3,724,000	4,698,338
# *	Chung Hwa Chemical Industrial Works Ltd.	57,000	78,323
# *	Chung Hwa Pulp Corp.	2,158,353	1,385,000
* †† ^	Chung Shing Textile Co. Ltd.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	71,585
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	78,942
	Clevo Co.	1,257,000	1,436,186
	CMC Magnetics Corp.	5,443,638	1,631,784
#	CoAsia Electronics Corp.	311,907	129,600
#	Collins Co. Ltd.	610,224	352,271
#	Compal Electronics, Inc.	22,423,332	16,826,027
	Compeq Manufacturing Co. Ltd.	6,043,000	9,220,954
	Compucase Enterprise	57,000	56,685
#	Concord Securities Co. Ltd.	2,251,489	1,041,815
#	Continental Holdings Corp.	2,274,540	2,050,714
#	Contrel Technology Co. Ltd.	714,000	441,171
	Coretronic Corp.	2,059,800	3,925,627
# *	Coxon Precise Industrial Co. Ltd.	598,000	246,293
	CTBC Financial Holding Co. Ltd.	80,071,073	78,759,419
	CTCI Corp.	175,000	275,522
#	CviLux Corp.	109,000	144,179
	CX Technology Co. Ltd.	46,000	60,274
#	CyberTAN Technology, Inc.	799,000	597,767
#	DA CIN Construction Co. Ltd.	1,746,579	1,849,292
	Darfon Electronics Corp.	305,000	485,689
# *	Darwin Precisions Corp.	2,351,635	835,448
	De Licacy Industrial Co. Ltd.	98,000	50,455
	Depo Auto Parts Ind Co. Ltd.	501,000	973,111
* †† ^	Der Pao Construction Co. Ltd.	1,139,000	0
#	D-Link Corp.	3,030,068	1,724,228
	Dr Wu Skincare Co. Ltd.	27,000	73,033
	Drewloong Precision, Inc.	7,000	23,885
#	Dyaco International, Inc.	51,000	70,910
	Dynamic Electronics Co. Ltd.	1,391,873	992,204
	Dynapack International Technology Corp.	845,000	2,285,166
	E.Sun Financial Holding Co. Ltd.	28,675,946	32,751,448
#	Edimax Technology Co. Ltd.	982,902	358,129
#	Edison Opto Corp.	605,000	335,087
	Edom Technology Co. Ltd.	1,059,350	1,254,990
	Elite Advanced Laser Corp.	95,000	138,688
#	Elite Semiconductor Microelectronics Technology, Inc.	708,000	2,905,342
#	Elitegroup Computer Systems Co. Ltd.	1,919,395	1,209,236
†† ^	ENG Electric Co. Ltd.	239,997	1,115
#	Ennoconn Corp.	122,599	809,103
# *	Ennostar, Inc.	2,061,210	4,037,325
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,278,587
*	Epileds Technologies, Inc.	79,000	52,318
#	Eson Precision Ind Co. Ltd.	440,000	852,875
#	Eternal Materials Co. Ltd.	1,775,513	2,275,932
*	Eva Airways Corp.	13,397,355	15,739,030

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Everest Textile Co. Ltd.	2,357,813	$689,349
	Evergreen International Storage & Transport Corp.	2,736,000	3,292,479
	Evergreen Marine Corp. Taiwan Ltd.	5,739,145	27,587,685
#	Everlight Chemical Industrial Corp.	680,950	516,954
	Everlight Electronics Co. Ltd.	2,381,000	3,445,316
	Excel Cell Electronic Co. Ltd.	37,000	28,445
#	Excellence Opto, Inc.	96,000	73,777
#	Excelsior Medical Co. Ltd.	534,527	1,253,211
#	EZconn Corp.	194,250	242,254
	Far Eastern Department Stores Ltd.	6,510,445	4,579,791
	Far Eastern International Bank	14,120,991	5,710,883
	Far Eastern New Century Corp.	13,877,528	14,067,820
	Farcent Enterprise Co. Ltd.	11,000	22,578
	Farglory F T Z Investment Holding Co. Ltd.	181,648	313,015
#	Farglory Land Development Co. Ltd.	1,437,264	3,266,987
#	Federal Corp.	1,915,160	1,463,282
	Feedback Technology Corp.	63,000	160,555
	First Financial Holding Co. Ltd.	33,324,303	31,295,596
	First Hi-Tec Enterprise Co. Ltd.	11,000	18,367
#	First Hotel	890,857	421,373
#	First Insurance Co. Ltd.	1,382,064	756,058
# *	First Steamship Co. Ltd.	3,419,042	1,261,305
#	FIT Holding Co. Ltd.	200,150	232,151
#	FLEXium Interconnect, Inc.	1,328,000	4,120,126
	FOCI Fiber Optic Communications, Inc.	32,000	28,271
#	Forcecon Tech Co. Ltd.	93,000	226,097
	Forest Water Environment Engineering Co. Ltd.	21,400	22,800
	Formosa Advanced Technologies Co. Ltd.	995,000	1,305,570
	Formosa Chemicals & Fibre Corp.	5,943,000	16,005,452
# *	Formosa Laboratories, Inc.	575,478	1,231,016
	Formosa Petrochemical Corp.	30,000	92,528
	Formosa Plastics Corp.	8,397,000	29,851,709
	Formosa Taffeta Co. Ltd.	3,135,511	2,876,614
	Formosan Rubber Group, Inc.	1,319,957	992,604
#	Formosan Union Chemical	1,885,843	1,645,271
	Founding Construction & Development Co. Ltd.	1,037,418	663,504
#	Foxconn Technology Co. Ltd.	3,437,142	6,810,703
# *	Franbo Lines Corp.	120,057	106,268
#	Froch Enterprise Co. Ltd.	1,037,734	1,140,616
#	FSP Technology, Inc.	793,292	1,096,171
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	115,265	67,656
	Fubon Financial Holding Co. Ltd.	33,386,173	83,829,889
#	Fulgent Sun International Holding Co. Ltd.	83,000	431,256
	Fullerton Technology Co. Ltd.	529,200	332,881
# *	Fulltech Fiber Glass Corp.	2,135,216	952,322
#	Fwusow Industry Co. Ltd.	1,205,043	1,074,779
#	G Shank Enterprise Co. Ltd.	819,902	1,278,808
#	Gamania Digital Entertainment Co. Ltd.	167,000	359,403
#	Gemtek Technology Corp.	1,950,962	1,993,403
	General Interface Solution Holding Ltd.	922,000	2,835,742
	Getac Holdings Corp.	703,065	1,092,879
# *	Giantplus Technology Co. Ltd.	1,722,100	607,164
#	Gigabyte Technology Co. Ltd.	332,287	1,192,141
	Global Brands Manufacture Ltd.	1,520,154	1,662,324
	Global Lighting Technologies, Inc.	143,000	284,101
#	Global View Co. Ltd.	53,000	60,733
	Globe Union Industrial Corp.	1,330,625	553,834
	Gloria Material Technology Corp.	2,187,116	2,113,984
*	GMI Technology, Inc.	53,000	42,312

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gold Circuit Electronics Ltd.	1,887,965	$5,203,100
	Goldsun Building Materials Co. Ltd.	5,545,171	5,445,910
	Good Will Instrument Co. Ltd.	172,746	168,543
	Gourmet Master Co. Ltd.	184,000	572,485
#	Grand Fortune Securities Co. Ltd.	733,767	465,614
	Grand Ocean Retail Group Ltd.	437,000	239,053
#	Grand Pacific Petrochemical	5,030,000	4,391,203
#	Great China Metal Industry	842,000	747,290
	Great Wall Enterprise Co. Ltd.	3,115,844	5,554,817
	Greatek Electronics, Inc.	156,000	362,848
* †† ^	Green Energy Technology, Inc.	1,424,880	0
	GTM Holdings Corp.	679,900	618,470
#	Hannstar Board Corp.	2,462,488	3,183,522
#	HannStar Display Corp.	4,818,435	2,115,338
#	HannsTouch Solution, Inc.	3,260,001	1,276,215
#	Hanpin Electron Co. Ltd.	286,000	250,900
	Harmony Electronics Corp.	11,000	15,864
#	Harvatek Corp.	891,553	627,896
	Heran Co. Ltd.	10,000	38,867
	Hey Song Corp.	1,972,500	2,385,350
	Hi-Clearance, Inc.	4,000	20,332
	Highlight Tech Corp.	30,000	53,401
	Highwealth Construction Corp.	1,487,100	2,356,763
#	Hiroca Holdings Ltd.	396,000	681,469
#	Hitron Technology, Inc.	722,098	495,914
#	Ho Tung Chemical Corp.	5,017,475	1,711,931
#	Hocheng Corp.	1,351,300	632,642
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	22,583
	Holy Stone Enterprise Co. Ltd.	214,000	821,375
	Hon Hai Precision Industry Co. Ltd.	39,997,192	137,033,559
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	730,435
	Hong TAI Electric Industrial	1,260,000	1,286,791
	Hong YI Fiber Industry Co.	753,000	597,014
	Horizon Securities Co. Ltd.	663,000	357,653
	Hsin Kuang Steel Co. Ltd.	15,000	32,286
	Hsing TA Cement Co.	862,614	593,635
*	HTC Corp.	2,469,000	3,878,750
	Hu Lane Associate, Inc.	19,000	65,775
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	1,254,061
	Hua Nan Financial Holdings Co. Ltd.	27,942,507	22,347,117
	Huaku Development Co. Ltd.	793,000	2,476,714
	Huang Hsiang Construction Corp.	624,000	1,167,565
#	Hung Ching Development & Construction Co. Ltd.	857,468	824,535
	Hung Sheng Construction Ltd.	2,227,269	1,905,160
	Huxen Corp.	173,281	303,437
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	31,067
# *	Hwacom Systems, Inc.	270,000	152,401
	IBF Financial Holdings Co. Ltd.	13,458,288	7,298,481
#	Ichia Technologies, Inc.	1,447,260	759,290
# *	I-Chiun Precision Industry Co. Ltd.	1,005,532	1,248,202
	IEI Integration Corp.	56,200	84,349
#	Infortrend Technology, Inc.	1,013,000	511,576
#	Innolux Corp.	43,695,544	19,897,404
#	Inpaq Technology Co. Ltd.	280,250	490,842
	Intai Technology Corp.	12,000	33,624
# *	Integrated Service Technology, Inc.	128,570	214,287
	IntelliEPI, Inc.	5,000	12,466
	International CSRC Investment Holdings Co.	4,051,166	3,177,774
	Inventec Corp.	12,730,277	10,875,368

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Iron Force Industrial Co. Ltd.	24,000	$53,946
	I-Sheng Electric Wire & Cable Co. Ltd.	21,000	30,445
#	ITE Technology, Inc.	798,479	2,571,812
#	ITEQ Corp.	281,000	985,350
#	Jarllytec Co. Ltd.	327,000	708,101
#	Jean Co. Ltd.	442,251	203,797
	Jess-Link Products Co. Ltd.	561,500	738,186
# *	Jinli Group Holdings Ltd.	790,532	278,627
#	Johnson Health Tech Co. Ltd.	117,000	228,248
*	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	29,279
#	K Laser Technology, Inc.	820,601	574,242
#	Kaimei Electronic Corp.	138,000	302,707
#	Kaulin Manufacturing Co. Ltd.	565,656	281,951
	Kedge Construction Co. Ltd.	15,000	27,673
#	KEE TAI Properties Co. Ltd.	1,804,000	747,582
#	Kenda Rubber Industrial Co. Ltd.	797,000	847,049
	Kerry TJ Logistics Co. Ltd.	44,000	66,419
#	Key Ware Electronics Co. Ltd.	198,678	67,627
	Kindom Development Co. Ltd.	2,182,000	2,554,577
	King Chou Marine Technology Co. Ltd.	243,100	280,264
	King Yuan Electronics Co. Ltd.	6,693,805	9,064,285
	King’s Town Bank Co. Ltd.	4,928,012	6,504,800
# *	King’s Town Construction Co. Ltd.	437,380	504,711
	Kinik Co.	69,000	296,692
# *	Kinko Optical Co. Ltd.	659,756	634,872
	Kinpo Electronics	6,347,375	3,003,976
#	Kinsus Interconnect Technology Corp.	1,359,000	7,660,996
#	Ko Ja Cayman Co. Ltd.	53,000	95,168
#	KS Terminals, Inc.	53,000	128,032
#	Kung Sing Engineering Corp.	2,517,875	684,766
	Kuo Toong International Co. Ltd.	1,212,808	876,580
	Kuo Yang Construction Co. Ltd.	199,000	135,199
	Kwong Fong Industries Corp.	481,649	182,800
	Kwong Lung Enterprise Co. Ltd.	167,000	244,371
#	KYE Systems Corp.	1,305,909	440,056
#	L&K Engineering Co. Ltd.	849,000	831,594
*	LAN FA Textile	985,713	332,054
	Lanner Electronics, Inc.	86,000	170,980
#	Largan Precision Co. Ltd.	341,000	19,350,894
	Laster Tech Corp. Ltd.	52,241	53,885
	Leader Electronics, Inc.	347,056	130,075
# *	Lealea Enterprise Co. Ltd.	4,359,941	1,572,381
#	LEE CHI Enterprises Co. Ltd.	952,900	682,243
#	Lelon Electronics Corp.	86,000	169,732
*	Li Cheng Enterprise Co. Ltd.	27,000	22,808
*	Li Peng Enterprise Co. Ltd.	2,595,381	713,499
	Lian HWA Food Corp.	57,200	174,882
#	Lida Holdings Ltd.	316,680	313,150
	Lien Hwa Industrial Holdings Corp.	1,676,815	3,176,246
# *	Lingsen Precision Industries Ltd.	2,153,480	1,513,437
	Lite-On Technology Corp.	11,878,738	26,026,365
	Liton Technology Corp.	52,000	60,512
*	Long Bon International Co. Ltd.	855,880	505,379
	Long Da Construction & Development Corp.	129,000	100,167
#	Longchen Paper & Packaging Co. Ltd.	4,259,304	2,872,225
#	Longwell Co.	247,000	427,845
#	Lotus Pharmaceutical Co. Ltd.	144,000	559,776
	Lu Hai Holding Corp.	51,700	62,938
#	Lucky Cement Corp.	726,000	287,384

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lung Yen Life Service Corp.	47,000	$76,306
#	Macauto Industrial Co. Ltd.	74,000	177,194
#	Macronix International Co. Ltd.	9,784,605	12,449,849
#	Materials Analysis Technology, Inc.	37,000	155,007
#	Mayer Steel Pipe Corp.	840,456	915,109
	Maywufa Co. Ltd.	182,070	128,379
	Mega Financial Holding Co. Ltd.	26,704,796	37,541,771
#	Mercuries & Associates Holding Ltd.	2,248,465	1,552,705
*	Mercuries Life Insurance Co. Ltd.	9,738,405	2,551,615
	Merry Electronics Co. Ltd.	147,074	406,381
	Micro-Star International Co. Ltd.	173,000	698,589
# *	MIN AIK Technology Co. Ltd.	859,600	583,061
#	Mirle Automation Corp.	124,000	167,413
	Mitac Holdings Corp.	3,237,682	3,024,716
#	MOSA Industrial Corp.	240,000	249,427
#	MPI Corp.	388,000	1,166,030
	Nak Sealing Technologies Corp.	31,000	91,702
	Namchow Holdings Co. Ltd.	254,000	410,087
	Nan Pao Resins Chemical Co. Ltd.	9,000	37,138
#	Nan Ren Lake Leisure Amusement Co. Ltd.	608,000	272,397
	Nan Ya Plastics Corp.	13,001,000	37,983,463
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	44,175
#	Nanya Technology Corp.	6,322,000	13,833,974
	Netronix, Inc.	20,000	32,110
#	New Era Electronics Co. Ltd.	168,000	102,093
*	Newmax Technology Co. Ltd.	41,000	41,768
	Nichidenbo Corp.	81,000	143,883
	Nien Hsing Textile Co. Ltd.	647,061	460,304
	Niko Semiconductor Co. Ltd.	35,000	63,677
#	Nishoku Technology, Inc.	194,000	567,503
	Nova Technology Corp.	4,000	22,396
#	O-Bank Co. Ltd.	1,756,604	563,764
	Ocean Plastics Co. Ltd.	80,000	91,748
# *	Optimax Technology Corp.	87,000	57,356
	OptoTech Corp.	1,792,828	2,471,490
# *	Orient Semiconductor Electronics Ltd.	1,657,670	1,062,121
#	Pacific Construction Co.	1,755,452	589,305
	Pacific Hospital Supply Co. Ltd.	75,000	180,760
#	Paiho Shih Holdings Corp.	119,000	141,348
	Pan German Universal Motors Ltd.	12,000	82,585
#	Pan Jit International, Inc.	464,100	1,165,219
#	Pan-International Industrial Corp.	2,265,444	2,517,963
	PChome Online, Inc.	22,000	58,008
#	Pegatron Corp.	10,125,998	23,989,788
	Phison Electronics Corp.	4,000	51,557
#	Pixart Imaging, Inc.	412,000	1,601,714
	Plastron Precision Co. Ltd.	38,156	16,815
	Plotech Co. Ltd.	522,000	456,715
	Posiflex Technology, Inc.	14,000	55,828
	Pou Chen Corp.	8,423,550	8,784,426
	Powertech Technology, Inc.	895,000	2,812,157
	President Securities Corp.	4,670,263	3,277,697
	Primax Electronics Ltd.	313,000	585,612
	Prince Housing & Development Corp.	5,990,018	2,522,766
* †† ^	Prodisc Technology, Inc.	6,185,157	0
#	Promate Electronic Co. Ltd.	170,000	249,839
#	Prosperity Dielectrics Co. Ltd.	89,000	151,036
	P-Two Industries, Inc.	62,000	68,309
	Qisda Corp.	9,002,171	9,564,854

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	QST International Corp.	15,000	$29,032
#	Qualipoly Chemical Corp.	290,593	397,175
	Quanta Computer, Inc.	5,879,000	16,558,250
	Quanta Storage, Inc.	269,000	358,667
#	Quintain Steel Co. Ltd.	1,230,473	691,924
	Radiant Opto-Electronics Corp.	1,675,000	5,775,196
	Radium Life Tech Co. Ltd.	3,777,226	1,279,235
	Rechi Precision Co. Ltd.	171,000	99,555
#	Rich Development Co. Ltd.	3,070,054	947,428
*	Ritek Corp.	4,053,449	1,221,560
*	Roo Hsing Co. Ltd.	739,000	127,374
	Ruentex Development Co. Ltd.	4,264,372	11,161,031
	Ruentex Industries Ltd.	1,839,780	7,084,713
	Sampo Corp.	1,879,340	1,968,374
	San Fang Chemical Industry Co. Ltd.	23,000	15,728
	San Far Property Ltd.	1,393,560	600,476
	Sanyang Motor Co. Ltd.	2,660,624	2,506,539
	Savior Lifetec Corp.	26,000	16,794
	Scan-D Corp.	33,000	58,098
	Sea Sonic Electronics Co. Ltd.	12,000	21,876
	Senao International Co. Ltd.	33,000	37,824
#	Senao Networks, Inc.	21,000	138,251
	Sercomm Corp.	77,000	214,332
#	Sesoda Corp.	753,279	1,479,597
	Shanghai Commercial & Savings Bank Ltd.	1,369,000	2,258,380
#	Shan-Loong Transportation Co. Ltd.	436,000	572,155
	Sharehope Medicine Co. Ltd.	179,905	187,535
#	Sheng Yu Steel Co. Ltd.	644,000	729,238
	ShenMao Technology, Inc.	34,000	73,322
#	Shih Her Technologies, Inc.	260,000	551,179
*	Shih Wei Navigation Co. Ltd.	785,288	1,160,439
	Shihlin Electric & Engineering Corp.	3,030,000	5,399,996
#	Shin Kong Financial Holding Co. Ltd.	41,055,909	13,575,665
	Shin Zu Shing Co. Ltd.	991,842	2,802,788
# *	Shining Building Business Co. Ltd.	1,544,368	522,599
	Shinkong Insurance Co. Ltd.	1,257,412	2,302,574
#	Shinkong Synthetic Fibers Corp.	6,782,754	4,508,085
	ShunSin Technology Holding Ltd.	87,000	213,792
# *	Shuttle, Inc.	1,866,015	761,150
	Sigurd Microelectronics Corp.	2,497,231	4,732,573
*	Silitech Technology Corp.	49,878	55,258
	Simplo Technology Co. Ltd.	11,000	108,096
	Sincere Navigation Corp.	1,586,242	1,592,931
	Singatron Enterprise Co. Ltd.	56,000	43,046
#	Sinher Technology, Inc.	303,000	382,025
	Sinmag Equipment Corp.	13,000	45,237
#	Sinon Corp.	2,402,877	2,535,063
#	SinoPac Financial Holdings Co. Ltd.	39,462,595	24,301,968
	Sinyi Realty, Inc.	46,000	54,803
	Sirtec International Co. Ltd.	476,200	382,481
#	Siward Crystal Technology Co. Ltd.	794,875	936,572
	Soft-World International Corp.	44,000	125,472
	Solar Applied Materials Technology Corp.	1,564,798	2,571,323
#	Solomon Technology Corp.	406,000	325,243
#	Solteam, Inc.	39,390	83,743
#	Southeast Cement Co. Ltd.	944,700	629,510
#	Spirox Corp.	356,563	333,890
	St Shine Optical Co. Ltd.	5,000	45,034
	Standard Chemical & Pharmaceutical Co. Ltd.	98,000	146,519

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sunonwealth Electric Machine Industry Co. Ltd.	158,000	$203,442
#	Sunrex Technology Corp.	452,108	574,449
	Sunspring Metal Corp.	580,569	521,988
	Supreme Electronics Co. Ltd.	2,690,726	4,169,635
	Swancor Holding Co. Ltd.	9,000	40,211
#	Sweeten Real Estate Development Co. Ltd.	862,114	751,932
	Syncmold Enterprise Corp.	94,000	223,454
	Synmosa Biopharma Corp.	259,904	241,308
	Synnex Technology International Corp.	5,948,550	15,482,270
	Systex Corp.	26,000	71,080
#	Ta Ya Electric Wire & Cable	2,835,717	2,703,329
#	Tah Hsin Industrial Corp.	323,701	865,195
#	TA-I Technology Co. Ltd.	172,500	314,506
#*	Tai Tung Communication Co. Ltd.	508,535	268,815
	Taichung Commercial Bank Co. Ltd.	28,714,595	14,464,478
	TaiDoc Technology Corp.	135,000	1,325,118
#	Taiflex Scientific Co. Ltd.	1,046,960	1,548,829
#	Taimide Tech, Inc.	261,000	481,695
	Tainan Enterprises Co. Ltd.	338,183	210,830
#	Tainan Spinning Co. Ltd.	6,278,485	4,327,314
#	Tai-Saw Technology Co. Ltd.	158,000	199,048
	Taishin Financial Holding Co. Ltd.	43,402,044	28,389,775
#	Taita Chemical Co. Ltd.	1,576,566	1,638,228
#	TAI-TECH Advanced Electronics Co. Ltd.	71,000	246,008
	Taiwan Business Bank	23,023,811	9,871,071
	Taiwan Cement Corp.	19,389,948	30,100,435
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	461,769
	Taiwan Cogeneration Corp.	89,000	115,241
	Taiwan Cooperative Financial Holding Co. Ltd.	28,406,745	27,316,620
	Taiwan Fertilizer Co. Ltd.	2,619,000	6,592,273
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	875,468
#	Taiwan FU Hsing Industrial Co. Ltd.	661,000	930,252
	Taiwan Glass Industry Corp.	5,779,982	4,344,474
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	3,356,990
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	890,000	1,420,180
*††^	Taiwan Kolin Co. Ltd.	5,797,000	0
*	Taiwan Land Development Corp.	4,185,322	380,542
	Taiwan Navigation Co. Ltd.	1,131,000	1,421,560
	Taiwan Paiho Ltd.	66,000	148,960
	Taiwan PCB Techvest Co. Ltd.	1,563,946	2,573,769
	Taiwan Semiconductor Co. Ltd.	59,000	151,232
	Taiwan Shin Kong Security Co. Ltd.	119,390	161,822
	Taiwan Steel Union Co. Ltd.	8,000	27,732
	Taiwan Styrene Monomer	568,000	311,157
#	Taiwan Surface Mounting Technology Corp.	1,414,991	4,963,341
# *	Taiwan TEA Corp.	3,091,092	1,988,154
#	Taiwan Union Technology Corp.	646,000	1,668,095
	Taiyen Biotech Co. Ltd.	615,217	715,526
# *	Tatung Co. Ltd.	4,614,000	5,187,931
	TBI Motion Technology Co. Ltd.	9,000	12,908
	Te Chang Construction Co. Ltd.	16,260	16,753
	Teco Electric & Machinery Co. Ltd.	6,689,725	7,025,557
	Tera Autotech Corp.	24,863	17,010
	Test Research, Inc.	77,000	178,848
	Test Rite International Co. Ltd.	1,140,266	841,886
	Tex-Ray Industrial Co. Ltd.	359,000	165,680
	Thermaltake Technology Co. Ltd.	149,000	151,445
	Thinking Electronic Industrial Co. Ltd.	9,000	37,784
	Thye Ming Industrial Co. Ltd.	55,600	86,756

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ting Sin Co. Ltd.	61,000	$40,137
#	Ton Yi Industrial Corp.	3,768,600	2,009,983
	Tong Hsing Electronic Industries Ltd.	328,000	2,545,985
	Tong Ming Enterprise Co. Ltd.	16,000	28,107
	Tong Yang Industry Co. Ltd.	2,365,000	2,651,016
# *	Tong-Tai Machine & Tool Co. Ltd.	995,447	500,933
	Top Bright Holding Co. Ltd.	5,000	19,349
#	Top Union Electronics Corp.	150,000	125,490
	Topco Scientific Co. Ltd.	11,000	61,932
	Topco Technologies Corp.	18,000	52,945
	Topkey Corp.	80,000	336,113
#	Topoint Technology Co. Ltd.	733,459	822,031
	Toung Loong Textile Manufacturing	102,000	111,666
#	TPK Holding Co. Ltd.	2,074,000	2,390,913
	Transcend Information, Inc.	45,000	107,919
	Tripod Technology Corp.	2,447,000	10,202,986
*	TrueLight Corp.	32,000	23,472
#	Tsann Kuen Enterprise Co. Ltd.	234,000	295,423
	TSC Auto ID Technology Co. Ltd.	2,000	12,870
#	TSRC Corp.	113,000	122,210
	TST Group Holding Ltd.	5,000	23,798
	Tung Ho Steel Enterprise Corp.	3,231,593	6,856,457
	Tung Ho Textile Co. Ltd.	23,000	13,509
#	Turvo International Co. Ltd.	135,000	470,885
#	TXC Corp.	1,462,000	4,448,533
#	TYC Brother Industrial Co. Ltd.	1,499,723	986,296
*	Tycoons Group Enterprise	2,502,337	911,220
#	Tyntek Corp.	1,533,097	1,114,425
#	UDE Corp.	353,000	485,514
	U-Ming Marine Transport Corp.	1,426,000	3,064,416
#	Unic Technology Corp.	219,000	144,730
*	Union Bank Of Taiwan	12,502,051	6,807,344
	Unitech Computer Co. Ltd.	477,739	566,679
# *	Unitech Printed Circuit Board Corp.	3,327,466	1,862,101
#	United Microelectronics Corp.	30,424,681	48,332,307
	United Radiant Technology	20,000	11,655
†† ^	Unity Opto Technology Co. Ltd.	2,993,000	78,441
	Univacco Technology, Inc.	46,000	41,805
	Universal Cement Corp.	2,280,583	1,565,062
	Universal, Inc.	97,000	127,488
	Unizyx Holding Corp.	1,663,000	1,580,643
#	UPC Technology Corp.	4,651,598	2,580,215
#	USI Corp.	4,329,827	4,213,692
*	Usun Technology Co. Ltd.	128,100	123,616
	U-Tech Media Corp.	125,000	77,557
	Ve Wong Corp.	912,806	1,024,923
# *	Victory New Materials Ltd. Co.	626,687	219,315
	Wah Hong Industrial Corp.	406,516	433,196
#	Wah Lee Industrial Corp.	1,034,100	3,618,797
#	Walsin Lihwa Corp.	8,686,412	12,944,186
	Walsin Technology Corp.	1,009,000	4,123,737
#	Walton Advanced Engineering, Inc.	1,882,853	926,943
	We & Win Development Co. Ltd.	79,000	29,148
	Wei Chuan Foods Corp.	447,000	339,128
* †† ^	Wei Mon Industry Co. Ltd.	3,885,691	0
#	Weikeng Industrial Co. Ltd.	2,081,490	2,114,748
	Well Shin Technology Co. Ltd.	482,080	700,104
#	Wha Yu Industrial Co. Ltd.	238,000	136,146
#	Winbond Electronics Corp.	16,357,572	14,767,988

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Winmate, Inc.	28,000	$72,148
#	Winstek Semiconductor Co. Ltd.	247,000	349,216
†† ^	Wintek Corp.	20,783,484	241,923
	Wisdom Marine Lines Co. Ltd.	1,300,364	4,001,334
	Wistron Corp.	15,862,343	15,281,899
	Wistron Information Technology & Services Corp.	10,000	29,268
	Wistron NeWeb Corp.	175,000	449,949
#	Wonderful Hi-Tech Co. Ltd.	62,311	72,017
	WPG Holdings Ltd.	9,196,284	16,870,906
#	WT Microelectronics Co. Ltd.	2,321,751	5,595,546
	WUS Printed Circuit Co. Ltd.	857,668	829,800
	Xxentria Technology Materials Corp.	74,000	164,848
	Ya Horng Electronic Co. Ltd.	22,000	32,371
#	Yageo Corp.	288,688	3,896,574
*	Yang Ming Marine Transport Corp.	6,731,000	28,081,198
#	YC INOX Co. Ltd.	1,963,446	2,103,392
	YCC Parts Manufacturing Co. Ltd.	10,000	12,022
#	Yea Shin International Development Co. Ltd.	843,825	668,959
#	Yem Chio Co. Ltd.	2,587,746	1,339,489
#	Yen Sun Technology Corp.	100,000	113,153
#	Yeong Guan Energy Technology Group Co. Ltd.	442,820	1,041,402
	YFC-Boneagle Electric Co. Ltd.	34,000	23,331
#	YFY, Inc.	6,879,847	7,246,868
#	Yi Jinn Industrial Co. Ltd.	1,140,142	698,754
	Yi Shin Textile Industrial Co. Ltd.	7,000	11,259
# *	Yieh Hsing Enterprise Co. Ltd.	216,000	121,406
# *	Yieh Phui Enterprise Co. Ltd.	3,438,265	2,441,826
#	Young Fast Optoelectronics Co. Ltd.	488,000	495,518
#	Youngtek Electronics Corp.	702,047	1,728,356
	Yuanta Financial Holding Co. Ltd.	42,422,994	37,340,411
#	Yuen Chang Stainless Steel Co. Ltd.	161,000	165,457
	Yulon Motor Co. Ltd.	3,250,650	4,326,736
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	528,147
	YungShin Global Holding Corp.	115,000	167,225
#	Zeng Hsing Industrial Co. Ltd.	96,000	450,107
#	Zenitron Corp.	940,000	1,204,442
#	Zero One Technology Co. Ltd.	699,391	982,279
	Zhen Ding Technology Holding Ltd.	3,558,000	12,598,091
#	Zhong Yang Technology Co. Ltd.	49,000	66,357
#	Zig Sheng Industrial Co. Ltd.	1,952,352	913,717
*	Zinwell Corp.	701,000	407,785
	Zippy Technology Corp.	63,000	90,336
	ZongTai Real Estate Development Co. Ltd.	860,159	979,201

TOTAL TAIWAN			2,103,256,765

THAILAND — (2.1%)
	AAPICO Hitech PCL, NVDR	249,150	170,222
	AAPICO Hitech PCL	1,078,747	737,013
*	Ananda Development PCL	2,744,600	101,771
	AP Thailand PCL	15,209,330	5,240,003
	Bangchak Corp. PCL	6,564,600	6,420,850
*	Bangkok Airways PCL	1,802,800	589,529
	Bangkok Bank PCL	538,300	2,074,616
	Bangkok Bank PCL, NVDR	1,450,853	5,528,068
	Bangkok Insurance PCL	215,128	1,714,743
	Bangkok Land PCL	69,890,896	2,040,610
	Bangkok Life Assurance PCL, NVDR	1,110,200	1,426,242
*	Bangkok Ranch PCL	3,329,500	303,300
	Banpu PCL	28,014,733	10,060,765

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Berli Jucker PCL	3,466,500	$3,466,500
*	Better World Green PCL	4,257,100	132,996
	BG Container Glass PCL	161,900	47,270
	Cal-Comp Electronics Thailand PCL, Class F	16,524,035	1,235,081
	Charoen Pokphand Foods PCL	19,777,700	13,916,571
*	Country Group Development PCL	12,272,400	164,826
*	Country Group Holdings PCL, Class F	1,781,200	64,487
*	Demco PCL	1,585,700	152,783
	Do Day Dream PCL	60,600	28,310
	Eastern Water Resources Development & Management PCL, Class F	752,100	165,791
*	Esso Thailand PCL	119,900	32,732
	Finansia Syrus Securities PCL, NVDR	301,500	44,895
	GFPT PCL	3,011,300	1,230,896
	Global Green Chemicals PCL, Class F	436,300	178,342
	Hwa Fong Rubber Thailand PCL	44,400	10,630
	ICC International PCL	2,067,400	1,841,042
	Indorama Ventures PCL	2,557,600	3,379,019
	Interlink Communication PCL	142,500	42,022
	IRPC PCL	43,754,900	4,445,753
*	Italian-Thai Development PCL	21,811,100	1,273,641
	Kasikornbank PCL, NVDR	843,501	3,768,048
	Khon Kaen Sugar Industry PCL	7,495,907	897,320
	Kiatnakin Phatra Bank PCL	920,400	1,941,574
	Krung Thai Bank PCL	12,326,000	5,470,225
	Lalin Property PCL	204,200	55,745
	Lanna Resources PCL	150,500	87,883
	LH Financial Group PCL	9,491,746	368,585
	LPN Development PCL	7,441,902	999,496
*	MBK PCL	963,034	365,531
	Millcon Steel PCL	6,073,500	205,701
*	Nawarat Patanakarn PCL	3,182,100	72,468
	Origin Property PCL, Class F	568,500	182,584
	Polyplex Thailand PCL	1,840,725	1,343,595
*	Power Solution Technologies PCL, Class F	3,438,240	199,769
	Property Perfect PCL	42,170,700	615,631
	Pruksa Holding PCL	4,803,200	1,865,184
	PTT Exploration & Production PCL	6,346,200	27,978,867
	PTT Global Chemical PCL	7,433,041	10,851,155
	PTT PCL	47,991,600	52,545,548
	Quality Houses PCL	20,628,147	1,349,111
	Rojana Industrial Park PCL	4,405,973	810,442
	RPCG Pcl	1,432,400	57,714
	Saha Pathana Inter-Holding PCL	2,248,100	4,299,286
	Saha Pathanapibul PCL	1,052,533	1,974,460
	Sahakol Equipment PCL	1,782,300	107,198
	Saha-Union PCL	1,568,500	1,419,664
	Sansiri PCL	54,046,766	1,846,269
	SC Asset Corp. PCL	9,602,953	1,031,792
	SCB X PCL	2,709,600	9,097,927
	Sena Development PCL	1,331,366	173,369
	Siam Cement PCL (The)	1,372,300	14,824,847
	Siam City Cement PCL	47,200	209,472
	Siamgas & Petrochemicals PCL	444,700	158,404
*	Singha Estate PCL	547,000	31,463
	Somboon Advance Technology PCL	1,478,500	815,873
	SPCG PCL	1,667,100	817,731
	Sri Trang Agro-Industry PCL	2,843,999	2,096,671
*	Srithai Superware PCL	11,102,100	408,428
*	STP & I PCL	5,500,900	761,292

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Supalai PCL	7,535,600	$4,818,384
	Super Energy Corp. PCL	106,689,000	2,710,056
	Susco PCL	126,100	12,297
	Syntec Construction PCL	5,229,800	274,851
*	Tata Steel Thailand PCL	2,480,900	102,133
	Thai Oil PCL	4,176,200	6,889,206
	Thai Stanley Electric PCL	31,300	156,272
	Thai Stanley Electric PCL, Class F	170,100	849,258
	Thai Union Group PCL, Class F	1,308,900	645,851
	Thai Wacoal PCL	81,200	82,978
	Thaicom PCL	4,075,500	1,142,330
	Thanachart Capital PCL	1,502,600	1,765,829
	Thitikorn PCL	1,125,800	358,284
	Thoresen Thai Agencies PCL	4,826,600	1,366,950
	TMBThanachart Bank PCL	82,478,709	3,130,579
	TPI Polene PCL	37,463,640	1,640,743
	TPI Polene Power PCL	4,377,799	488,268
	True Corp. PCL	53,335,700	7,505,929
*	Unique Engineering & Construction PCL	979,600	145,867
	Univentures PCL	3,231,600	279,286
	WHA Corp. PCL	446,600	43,812

TOTAL THAILAND			254,776,804

TURKEY — (0.6%)
#	Akbank TAS	15,724,764	9,422,897
*	Albaraka Turk Katilim Bankasi AS	5,086,824	427,296
*	Anadolu Anonim Turk Sigorta Sirketi	2,687,504	1,111,170
	Anadolu Efes Biracilik Ve Malt Sanayii AS	518,364	1,031,266
#	Arcelik AS	240,237	1,087,391
*	Bera Holding AS	83,228	57,995
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	194,146	365,811
	Cimsa Cimento Sanayi VE Ticaret AS	347,145	778,009
#	Dogan Sirketler Grubu Holding AS	2,536,929	589,209
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	635,312	434,255
	Enka Insaat ve Sanayi AS	4,666,048	4,959,922
#	Eregli Demir ve Celik Fabrikalari TAS	1,997,087	4,497,442
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,178,710	766,066
*	GSD Holding AS	2,389,068	678,055
	KOC Holding AS	2,486,011	6,723,204
*	Koza Anadolu Metal Madencilik Isletmeleri AS	129,888	273,698
# *	Sekerbank Turk AS	3,403,419	264,780
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	451,739	352,953
*	TAV Havalimanlari Holding AS	217,211	626,704
# *	Turk Hava Yollari AO	3,084,517	8,571,190
	Turkiye Garanti Bankasi AS	12,001,204	12,106,844
# *	Turkiye Halk Bankasi AS	2,906,333	1,056,011
#	Turkiye Is Bankasi AS, Class C	6,354,413	4,502,057
# *	Turkiye Sinai Kalkinma Bankasi AS	8,645,187	1,073,319
	Turkiye Sise ve Cam Fabrikalari AS	4,882,629	5,955,826
# *	Turkiye Vakiflar Bankasi TAO, Class D	3,194,766	956,589
	Ulker Biskuvi Sanayi AS	412,887	463,948
#	Vestel Elektronik Sanayi ve Ticaret AS	319,784	560,077
#	Yapi ve Kredi Bankasi AS	14,660,135	4,797,650

TOTAL TURKEY			74,491,634

UNITED ARAB EMIRATES — (0.8%)
	Abu Dhabi Commercial Bank PJSC	9,425,166	26,054,266
	Abu Dhabi National Insurance Co. PSC	10,000	19,124

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Agthia Group PJSC	44,164	$51,266
	Air Arabia PJSC	1,720,410	999,015
*	Ajman Bank PJSC	1,946,865	423,771
	Aldar Properties PJSC	11,530,376	17,666,820
	Amanat Holdings PJSC	1,663,120	472,430
*	Amlak Finance PJSC	368,926	69,967
	Dana Gas PJSC	4,138,518	1,326,490
*	Deyaar Development PJSC	5,815,404	752,140
	Dubai Investments PJSC	4,426,168	3,014,284
*	Emaar Development PJSC	3,658,193	5,118,332
	Emaar Properties PJSC	16,331,161	28,168,833
	Emirates NBD Bank PJSC	2,282,059	9,427,517
*	Eshraq Investments PJSC	4,699,658	633,836
*	Islamic Arab Insurance Co.	229,899	42,905
*	Manazel PJSC	1,193,679	153,959
	National Central Cooling Co. PJSC	242,270	162,568
*	RAK Properties PJSC	5,161,745	1,084,802
	Ras Al Khaimah Ceramics	350,323	264,931
	SHUAA Capital PSC	2,143,594	369,723
*	Union Properties PJSC	3,928,839	298,261

TOTAL UNITED ARAB EMIRATES			96,575,240

UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	45,006	261,403

TOTAL COMMON STOCKS			11,930,955,954

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	560,876	1,792,462
Ω	Banco BMG SASeries B	147,500	82,940
	Banco Bradesco SA	8,377,265	30,466,171
	Banco do Estado do Rio Grande do Sul SA Class B	1,073,745	2,289,115
	Cia Ferro Ligas da Bahia—FERBASA	106,071	979,622
	Eucatex SA Industria e Comercio	282,528	570,890
	Gerdau SA	151,720	858,344
	Grazziotin SA	6,400	42,563
	Marcopolo SA	2,532,543	1,367,710
	Petroleo Brasileiro SA	4,448,873	27,247,823
	Unipar Carbocloro SA Class B	206,326	4,006,780
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,309,071	2,994,689

TOTAL BRAZIL			72,699,109

COLOMBIA — (0.1%)
	Grupo Argos SA	374,078	856,278
	Grupo Aval Acciones y Valores SA	251,198	53,946
	Grupo de Inversiones Suramericana SA	829,737	4,593,112

TOTAL COLOMBIA			5,503,336

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	753,241

SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	3,175	186,209

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	4,894,167	$1,497,640

TOTAL PREFERRED STOCKS			80,639,535

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*	Norinco International Cooperation Ltd. Rights 04/11/2022	27,840	9,298
*	Orient Securities Co. Ltd. Rights 05/20/2022	684,544	0
*	Zhong An Group Ltd. Rights12/31/22	80,109	0

TOTAL HONG KONG			9,298

MALAYSIA — (0.0%)
*	Eco World Development Group Bhd Warrants 04/12/2029	973,980	38,033

PHILIPPINES — (0.0%)
*	UBP PALS Rights Rights 05/06/2022	1,843,575	289,223

SOUTH KOREA — (0.0%)
*	Unitrontech Co. Ltd. Rights 4/26/22	4,742	4,720

THAILAND — (0.0%)
*	MBK PCL Warrants 03/23/2023	38,521	11,247
*	Sena Technologies, Inc. Warrants 03/09/2023	332,842	0
*	TTB W1 Warrants 04/21/2023	824,787	8,429

TOTAL THAILAND			19,676

TURKEY — (0.0%)
*	Albaraka Turk Katilim Bankasi AS Rights 05/11/2022	5,086,825	75,369

TOTAL RIGHTS/WARRANTS			436,319

TOTAL INVESTMENT SECURITIES (Cost $9,926,469,161)			12,012,031,808

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	16,857,106	194,986,147

TOTAL INVESTMENTS — (100.0%) (Cost $10,121,461,759)			$12,207,017,955

ADR American Depositary Receipt

GDR Global Depositary Receipt

SA     Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

As of April 30, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$35,030,792	$34,365,500	$(665,292)
S&P 500® Emini Index	239	06/17/22	51,464,228	49,323,625	(2,140,603)

Total Futures Contracts			$86,495,020	$83,689,125	$(2,805,895)

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation

Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$539,392,039	$116,542	—	$539,508,581
Chile	5,082,063	59,166,540	—	64,248,603
China	263,682,479	3,062,260,052	$5,853,996	3,331,796,527
Colombia	8,120,174	—	—	8,120,174
Czech Republic	—	14,894,531	—	14,894,531
Greece	—	33,786,219	—	33,786,219
Hong Kong	—	343,703	1,892	345,595
Hungary	—	28,413,411	—	28,413,411
India	82,792,570	1,770,655,282	34,390	1,853,482,242
Indonesia	—	239,176,079	377,762	239,553,841
Malaysia	—	235,586,470	590	235,587,060
Mexico	278,367,663	7,525,457	—	285,893,120
Philippines	—	117,465,255	13,802	117,479,057
Poland	—	92,403,575	—	92,403,575
Qatar	—	57,862,179	—	57,862,179
Saudi Arabia	293,126	434,897,924	—	435,191,050
South Africa	62,377,855	446,584,374	—	508,962,229
South Korea	203,241,160	1,349,859,653	965,301	1,554,066,114
Taiwan	22,976,777	2,079,958,509	321,479	2,103,256,765
Thailand	245,678,877	9,097,927	—	254,776,804
Turkey	8,571,190	65,920,444	—	74,491,634
United Arab Emirates	—	96,575,240	—	96,575,240
United Kingdom	—	261,403	—	261,403
Preferred Stocks
Brazil	72,616,169	82,940	—	72,699,109
Colombia	5,503,336	—	—	5,503,336
Philippines	—	753,241	—	753,241
South Korea	—	186,209	—	186,209
Taiwan	—	1,497,640	—	1,497,640
Rights/Warrants
Hong Kong	—	9,298	—	9,298
Malaysia	—	38,033	—	38,033
Philippines	—	289,223	—	289,223
South Korea	—	4,720	—	4,720
Thailand	—	19,676	—	19,676
Turkey	—	75,369	—	75,369
Securities Lending Collateral	—	194,986,147	—	194,986,147
Futures Contracts**	(2,805,895)	—	—	(2,805,895)

TOTAL	$1,795,889,583	$10,400,753,265	$7,569,212^	$12,204,212,060

**	Valued at the unrealized appreciation/(depreciation) on the investment.

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 7, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: July 7, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: July 7, 2022

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date: July 7, 2022